UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03462

Meeder Funds Trust

6125 Memorial Drive

Dublin, OH 43017

Bruce McKibben

c/o Meeder Funds Trust

6125 Memorial Drive

Dublin, OH 43017

Registrant’s telephone number, including area code: 800-325-3539

Date of fiscal year end: December 31, 2019

Date of reporting period: June 30, 2019

Item 1. Report to Stockholders.

MEEDER
INVESTMENT MANAGEMENT

Meeder Funds Semiannual Report

June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.meederinvestment.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-325-3539 or by sending an email request to meederfunds@meederinvestment.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 1-800-325-3539 or send an email request to meederfunds@meederinvestment.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held with the Fund complex if you invest directly with a Fund.

TABLE OF CONTENTS

Letter to Shareholders	1
Portfolio Composition	3
Schedules of Investments	9
Statements of Assets & Liabilities	92
Statements of Operations	94
Statements of Changes in Net Assets	96
Financial Highlights	100
Notes to Financial Statements	108
Shareholder Expense Analysis	127

This Semiannual Report is prepared and distributed for the general information of the shareholders of the Funds. This material is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus. Investors are advised to consider carefully the investment objectives, risks, charges and expenses of the Fund before investing. The prospectus contains this and other information about the Funds.

Meeder Funds are distributed by Adviser Dealer Services, Inc. (Member FINRA), an affiliate of Meeder Investment Management. An affiliated registered investment adviser, Meeder Asset Management, Inc., serves as the investment adviser to Meeder Funds and is paid a fee for its services.

Letter to Shareholders June 30, 2019

CAPITAL MARKETS AS OF JUNE 30, 2019

Equity volatility subsided some during the second quarter of 2019, compared to the first three months of the year. The S&P 500 regained its footing and eclipsed the prior high set in September 2018 to reach a new all-time closing high of 2,954 on June 20th. After finishing 2018 in negative territory, the S&P 500 Index has increased more than 18% year-to-date. Market breadth continues to improve as the number of advancing stocks to declining stocks on the NYSE Composite continues to validate that more stocks are participating in the rally.

Many are encouraged to see this upswing in performance, but not every segment of the market is “hitting on all cylinders” and it has led some investors to caution the sustainability of this rally. Different investment styles and market capitalizations are showing various levels of strength. This year, in some cases, growth stocks have doubled the performance of their value peers. While small-cap stocks, represented by the Russell 2000 Index, returned less than half of the S&P 500 during the quarter, they have managed to climb nearly 17% in 2019. When looking back at the past 12 months, the disparity among small cap stocks (Russell 2000 Index) relative to large caps (S&P 500 Index) has maintained the widest range since 1998.

First quarter GDP posted 3.1% growth, in line with analyst expectations, but some data is showing signs that the U.S. economy’s growth is slowing. June’s ISM Manufacturing Index level of 51.7 showed growth but the results were the weakest in almost three years. Employment data over the past two months has varied widely and has been difficult for investors to gauge. The May non-farm payrolls report was shockingly low as just 75,000 jobs were created despite expectations of 180,000. On a positive note, June saw a rebound in employment numbers by creating 224,000 jobs, exceeding estimates of 165,000. When looking forward, the Leading Indicators Index shows that the rate of growth from April to May remained flat. This index is important because it is a composite of ten forward-looking components that attempt to predict what the economic future looks like up to six months into the future. This stagnation has caused some investors concern as this indicator has historically stopped increasing and turned negative prior to each of the last seven recessions since 1960.

While inflation remains restrained and unemployment is at 3.7%, the Fed continues to reaffirm their commitment to economic growth. In a recent speech, Fed Chair Jerome Powell said that the central bank will work to sustain the economic expansion.

In March the Fed stated that they would be “patient” with future rate increases. Now, because some economic factors are starting to show signs of a slowing economy, some investors feel that the Fed is entertaining the possibility of cutting interest rates. This thought process represents a major shift on the part of the Fed over the last nine months. These comments caused short-term bond yields to plummet, and in May, the 10-year U.S. Treasury yield fell below the 3-month yield. Since 2000, this was the third market cycle that an inversion in the yield curve has occurred between these maturities. As longer-term bond yields fall below shorter-term yields, it suggests serious concerns about future economic growth. This means, given the amount of uncertainty present in the marketplace, investors are unwilling to be compensated with additional yield for longer dated maturities. Despite the Fed’s indecision regarding interest rates, the Bloomberg Barclays US Aggregate Bond Index increased over 6% in the first half of 2019.

Some investors also believe the Fed is closely watching international trade talks and would reduce short-term interest rates should there be economic fallout from the ongoing trade war. While there is no resolution to talks between the U.S. and China, both sides have indicated that progress is being made on a deal and agreed to hold off on implementing additional tariffs. As trade talks with China improved, a new trade dispute garnered the attention of investors. Frustrated by the number of undocumented migrants entering the U.S., the President announced that the United States would begin imposing a 5% tariff on all Mexican imports. Mexico responded by placing nearly 15,000 troops along the border to prevent illegal immigrants from entering the United States.

While trade wars continue to make media headlines, it is important to put the projected cost impact of these tariffs into perspective. According to Bloomberg, the estimated cost of tariffs to the U.S. economy so far has been roughly $50 billion. In 2019, the estimated impact of U.S. tax reform to the American economy, along with an increase in government spending, equates to approximately $124 billion in the U.S. economy. Although trade disputes have historically not been economically positive, the current impact is a mere fraction of the U.S. GDP, which equaled $20.5 trillion last year.

In June, two commercial oil tankers were bombed in the Gulf of Oman, which is located near the Strait of Hormuz. This is a strategically important location because over 30% of the world’s oil is shipped through this channel making it a major artery for transportation. While officials from the U.S., U.K. and Saudi Arabia believe that Iran is responsible for the tanker attacks, the Iranians have categorically denied the accusations. This is important because the Trump administration pulled out of the 2015 Iran Nuclear Deal. Feeling that the terms of the deal were not strong enough to prevent Iran from continuing its quest toward the creation of a nuclear bomb, the administration instead began imposing economic sanctions on the country. These sanctions are crippling Iran’s economy and it is believed that Iran conducted this attack in retaliation. Just one week later, Iran claimed responsibility for shooting down a U.S. drone that was conducting surveillance. Iran claimed that the aircraft entered Iranian airspace, but U.S. aerial footage shows that the drone, at its closest point, was still 34 kilometers away from Iran. The U.S. decided not to launch a military strike on Iran but did impose further sanctions on the country.

Meanwhile, the American Petroleum Institute reported that U.S. crude inventories fell 7.5 million barrels compared to an expected 2.5 million. The international unrest, along with the inventory shortages, has caused the price of oil to increase to over $59 a barrel. All the political and economic instability in international markets has caused investors to be even more cautious. Despite lagging domestic market performance so far this year, the MSCI EAFE Index still managed to post returns of more than 14%, while emerging markets represented by the MSCI EM Index is up 10% at the end of June 2019.

2019 Semiannual Report | June 30, 2019	Page 1

LOOKING FORWARD

Meeder is dedicated to keeping clients committed to their investment strategy throughout a full market cycle. This is because studies show that the average investor has historically participated in just a fraction of the market’s long-term gains. Wide swings in the markets often lead investors to make decisions based on emotion, rather than data, especially in periods of market selloffs. Therefore, to keep investors committed to their goals, we have developed investment models to analyze data to make fact-based decisions when allocating our portfolios. At Meeder, we have been successfully utilizing investment models to navigate markets for over 45 years! On behalf of all of us at Meeder Investment Management, we want to sincerely thank you for placing your trust in our investment management services and look forward to working with you in the future.

Robert S. Meeder
President and CEO
Meeder Asset Management, Inc.

Page 2	2019 Semiannual Report | June 30, 2019

Portfolio Composition

June 30, 2019

Muirfield Fund

Sector Concentration as of June 30, 2019	% of total common stocks
Information Technology	24.9%
Healthcare	19.0%
Consumer Discretionary	10.8%
Financials	10.1%
Industrials	10.0%
Communication Services	8.2%
Consumer Staples	5.7%
Energy	4.6%
Real Estate Investment Trust	3.9%
Materials	2.0%
Utilities	0.8%
Total	100.0%

As a percentage of total common stocks. Concentrations are subject to change.

Top 10 Holdings as of June 30, 2019	% of total net assets
Microsoft Corp.	2.7%
Apple, Inc.	2.3%
Amazon.com, Inc.	1.9%
Berkshire Hathaway, Inc. - Class B	1.4%
Alphabet, Inc. - Class C	1.3%
Cisco Systems, Inc.	1.1%
MasterCard, Inc.	1.1%
JPMorgan Chase & Co.	1.0%
Johnson & Johnson	1.0%
PepsiCo, Inc.	1.0%

As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Asset Allocation as of June 30, 2019	% of total net assets
Common Stocks	72.1%
Money Market Registered Investment Companies	25.7%
Bank Obligations	0.1%
Other Assets/Liabilities (Net)	2.1%
Total	100.0%

As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances held in the Fund.

Spectrum Fund

Sector Concentration as of June 30, 2019	% of total common stocks
Long Positions
Information Technology	19.7%
Financials	19.6%
Healthcare	11.9%
Industrials	11.8%
Consumer Discretionary	9.8%
Communication Services	6.4%
Utilities	5.3%
Energy	4.3%
Consumer Staples	4.1%
Real Estate Investment Trust	3.7%
Materials	3.4%
Total Long	100.0%

Short Positions
Financials	35.6%
Industrials	18.6%
Utilities	12.4%
Information Technology	9.4%
Consumer Discretionary	6.5%
Materials	5.3%
Real Estate Investment Trust	3.3%
Consumer Staples	2.7%
Healthcare	2.6%
Communication Services	2.5%
Energy	1.1%
Total Short	100.0%

Total long as a percentage of total long common stocks. Total short as a percentage of total short common stocks. Concentrations are subject to change.

Top 10 Holdings as of June 30, 2019	% of total net assets
Microsoft Corp.	2.1%
Apple, Inc.	1.9%
Amazon.com, Inc.	1.6%
Alphabet, Inc. - Class C	1.0%
Berkshire Hathaway, Inc. - Class B	1.0%
Cisco Systems, Inc.	0.9%
Facebook, Inc.	0.9%
Johnson & Johnson	0.8%
Verizon Communications, Inc.	0.8%
MasterCard, Inc.	0.8%

As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Asset Allocation as of June 30, 2019	% of total net assets
Long Common Stocks	93.5%
Short Common Stocks	(33.3%)
Money Market Registered Investment Companies	2.8%
Other Assets/Liabilities (Net)	37.0%
Total	100.0%

As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances held in the Fund.

Page 4	2019 Semiannual Report | June 30, 2019

Global Allocation Fund

Sector Concentration as of June 30, 2019	% of total common stocks
Information Technology	23.3%
Healthcare	19.0%
Financials	11.5%
Consumer Discretionary	10.0%
Industrials	9.9%
Communication Services	8.0%
Consumer Staples	6.4%
Energy	5.0%
Real Estate Investment Trust	3.9%
Materials	2.3%
Utilities	0.7%
Total	100.0%

As a percentage of total common stocks. Concentrations are subject to change.

Top 10 Holdings as of June 30, 2019	% of total net assets
iShares Core MSCI EAFE ETF	4.5%
Microsoft Corp.	1.5%
Apple, Inc.	1.3%
iShares Core MSCI Emerging Markets ETF	1.1%
Amazon.com, Inc.	1.1%
TCW Emerging Markets Income Fund - Class I	0.9%
Berkshire Hathaway, Inc. - Class B	0.8%
U.S. Treasury Note, 2.25%, due 11/15/2025	0.8%
Alphabet, Inc. - Class C	0.8%
Dodge & Cox Income Fund	0.7%

As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Asset Allocation as of June 30, 2019	% of total net assets
Common Stocks	41.1%
Money Market Registered Investment Companies	36.9%
Fixed Income Registered Investment Companies	9.5%
Equity Registered Investment Companies	5.5%
U.S. Government Obligations	1.6%
Bank Obligations	1.3%
Other Assets/Liabilities (Net)	4.1%
Total	100.0%

As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances held in the Fund.

Balanced Fund

Sector Concentration as of June 30, 2019	% of total common stocks
Information Technology	25.0%
Healthcare	19.0%
Consumer Discretionary	10.6%
Financials	10.2%
Industrials	10.0%
Communication Services	8.0%
Consumer Staples	6.1%
Energy	4.6%
Real Estate Investment Trust	3.9%
Materials	1.9%
Utilities	0.7%
Total	100.0%

As a percentage of total common stocks. Concentrations are subject to change.

Top 10 Holdings as of June 30, 2019	% of total net assets
TCW Emerging Markets Income Fund - Class I	2.4%
U.S. Treasury Note, 2.25%, due 11/15/2025	2.1%
Dodge & Cox Income Fund	1.9%
Payden Emerging Markets Bond Fund - Class I	1.8%
iShares JP Morgan USD Emerging Markets Bond ETF	1.8%
Microsoft Corp.	1.8%
iShares Core U.S. Aggregate Bond ETF	1.7%
Apple, Inc.	1.6%
Pioneer Bond Fund - Class Y	1.5%
Baird Core Plus Bond Fund - Class I	1.5%

As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Asset Allocation as of June 30, 2019	% of total net assets
Common Stocks	48.4%
Fixed Income Registered Investment Companies	26.1%
Money Market Registered Investment Companies	19.3%
U.S. Government Obligations	4.4%
Bank Obligations	0.2%
Other Assets/Liabilities (Net)	1.6%
Total	100.0%

As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances held in the Fund.

Moderate Allocation Fund

Sector Concentration as of June 30, 2019	% of total common stocks
Information Technology	24.2%
Healthcare	19.0%
Financials	10.7%
Consumer Discretionary	10.3%
Industrials	10.1%
Communication Services	7.8%
Consumer Staples	6.2%
Energy	4.8%
Real Estate Investment Trust	3.9%
Materials	2.1%
Utilities	0.9%
Total	100.0%

As a percentage of total common stocks. Concentrations are subject to change.

Top 10 Holdings as of June 30, 2019	% of total net assets
TCW Emerging Markets Income Fund - Class I	4.0%
U.S. Treasury Note, 2.25%, due 11/15/2025	3.5%
Dodge & Cox Income Fund	3.1%
iShares JP Morgan USD Emerging Markets Bond ETF	3.0%
Payden Emerging Markets Bond Fund - Class I	3.0%
iShares Core U.S. Aggregate Bond ETF	2.9%
Pioneer Bond Fund - Class Y	2.6%
Baird Core Plus Bond Fund - Class I	2.5%
DoubleLine Total Return Bond Fund - Class I	2.5%
Lord Abbett High Yield Fund - Class I	2.5%

As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Asset Allocation as of June 30, 2019	% of total net assets
Common Stocks	32.5%
Fixed Income Registered Investment Companies	43.2%
Money Market Registered Investment Companies	15.5%
Bank Obligations	0.1%
U.S. Government Obligations	7.3%
Other Assets/Liabilities (Net)	1.4%
Total	100.0%

As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances held in the Fund.

2019 Semiannual Report | June 30, 2019	Page 5

Conservative Allocation Fund

Sector Concentration as of June 30, 2019	% of total common stocks
Information Technology	24.1%
Healthcare	19.0%
Financials	11.0%
Consumer Discretionary	10.2%
Industrials	10.1%
Communication Services	7.7%
Consumer Staples	6.3%
Energy	4.8%
Real Estate Investment Trust	3.9%
Materials	2.1%
Utilities	0.8%
Total	100.0%

As a percentage of total common stocks. Concentrations are subject to change.

Top 10 Holdings as of June 30, 2019	% of total net assets
TCW Emerging Markets Income Fund - Class I	5.7%
U.S. Treasury Note, 2.25%, due 11/15/2025	4.9%
Dodge & Cox Income Fund	4.3%
iShares JP Morgan USD Emerging Markets Bond ETF	4.3%
Payden Emerging Markets Bond Fund - Class I	4.2%
iShares Core U.S. Aggregate Bond ETF	3.9%
Pioneer Bond Fund - Class Y	3.6%
Lord Abbett High Yield Fund - Class I	3.5%
Guggenheim Total Return Bond Fund - Class I	3.5%
Baird Core Plus Bond Fund - Class I	3.5%

As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Asset Allocation as of June 30, 2019	% of total net assets
Fixed Income Registered Investment Companies	60.5%
Common Stocks	20.1%
U.S. Government Obligations	10.2%
Money Market Registered Investment Companies	8.3%
Other Assets/Liabilities (Net)	0.9%
Total	100.0%

As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances held in the Fund.

Dynamic Allocation Fund

Sector Concentration as of June 30, 2019	% of total common stocks
Information Technology	24.7%
Healthcare	19.0%
Financials	10.8%
Consumer Discretionary	10.3%
Industrials	9.8%
Communication Services	8.0%
Consumer Staples	5.9%
Energy	4.8%
Real Estate Investment Trust	3.9%
Materials	2.0%
Utilities	0.8%
Total	100.0%

As a percentage of total common stocks. Concentrations are subject to change.

Top 10 Holdings as of June 30, 2019	% of total net assets
iShares JP Morgan USD Emerging Markets Bond ETF	2.6%
SPDR Bloomberg Barclays High Yield Bond ETF	2.6%
Microsoft Corp.	2.6%
Apple, Inc.	2.2%
Amazon.com, Inc.	1.8%
Berkshire Hathaway, Inc. - Class B	1.4%
Alphabet, Inc. - Class C	1.3%
Pfizer, Inc.	1.1%
MasterCard, Inc.	1.0%
Cisco Systems, Inc.	1.0%

As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Asset Allocation as of June 30, 2019	% of total net assets
Common Stocks	68.0%
Money Market Registered Investment Companies	23.2%
Fixed Income Registered Investment Companies	5.3%
Equity Registered Investment Companies	0.5%
Bank Obligations	0.4%
Other Assets/Liabilities (Net)	2.6%
Total	100.0%

As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances held in the Fund.

Quantex Fund

Sector Concentration as of June 30, 2019	% of total common stocks
Consumer Discretionary	26.2%
Industrials	23.0%
Healthcare	10.0%
Information Technology	8.5%
Financials	8.3%
Energy	7.8%
Real Estate Investment Trust	7.7%
Materials	5.5%
Communication Services	3.0%
Total	100.0%

As a percentage of total common stocks. Concentrations are subject to change.

Top 10 Holdings as of June 30, 2019	% of total net assets
Xerox Corp.	1.6%
World Fuel Services Corp.	1.5%
Fortune Brands Home & Security, Inc.	1.4%
Herman Miller, Inc.	1.3%
DENTSPLY SIRONA, Inc.	1.3%
Jacobs Engineering Group, Inc.	1.3%
Allegion PLC	1.3%
Flowserve Corp.	1.3%
QEP Resources, Inc.	1.2%
Carpenter Technology Corp.	1.2%

As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Asset Allocation as of June 30, 2019	% of total net assets
Common Stocks	97.7%
Money Market Registered Investment Companies	2.0%
Bank Obligations	1.0%
Other Assets/Liabilities (Net)	(0.7%)
Total	100.0%

As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances held in the Fund.

Page 6	2019 Semiannual Report | June 30, 2019

Total Return Bond Fund

Fixed Income Sector Concentration as of June 30, 2019	% of total fixed income securities
Core Intermediate-Term	66.6%
U.S. Government	15.1%
Emerging Markets Debt	10.3%
High-Yield	8.0%
Total	100.0%

As a percentage of total fixed income securities. Concentrations are subject to change.

Top 10 Holdings as of June 30, 2019	% of total net assets
U.S. Treasury Note, 2.25%, due 11/15/2025	7.1%
Dodge & Cox Income Fund	7.0%
iShares Core U.S. Aggregate Bond ETF	7.0%
Pioneer Bond Fund - Class Y	6.5%
Frost Total Return Bond Fund - Class I	6.5%
Guggenheim Total Return Bond Fund - Class I	6.5%
DoubleLine Total Return Bond Fund - Class I	6.3%
Baird Core Plus Bond Fund - Class I	6.0%
PGIM Total Return Bond Fund - Class R6	5.1%
Segall Bryant & Hamill Plus Bond Fund - Class I	5.0%

As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Prime Money Market Fund

Sector Concentration as of June 30, 2019	% of total net assets
Commercial Paper	29.2%
Certificates of Deposit	20.3%
Repurchase Agreements	19.5%
Corporate Obligations	16.8%
Money Market Registered Investment Companies	9.6%
U.S. Government and Agency Obligations	3.0%
Bank Obligations	1.5%
Other Assets/Liabilities (Net)	0.1%
Total	100.0%

As a percentage of total net assets. Concentrations are subject to change.

Top 10 Holdings as of June 30, 2019	% of total net assets
South Street Repo, 2.50%, due 7/1/2019	15.0%
Morgan Stanley Government Institutional Fund, 2.25%	7.8%
INTL FCStone Repo, 2.60%, due 7/1/2019	4.5%
Anglesea Funding, 2.37%, due 7/1/2019	3.0%
Prudential Financial, Inc., 2.34%, due 7/1/2019	3.0%
JP Morgan Securities, LLC, 2.94%, due 7/2/2019	2.4%
Bank of Montreal, 3.04%, due 12/12/2019	2.3%
Westpac Banking Corp., 2.50%, due 3/13/20	2.3%
IBM Credit, LLC, 2.62%, due 9/6/2019	2.0%
Fidelity Prime Institutional Money Market Portfolio, 2.39%	1.8%

As a percentage of total net assets.

Institutional Prime Money Market Fund

Sector Concentration as of June 30, 2019	% of total net assets
Commercial Paper	28.3%
Repurchase Agreements	23.4%
Corporate Obligations	20.7%
Certificates of Deposit	18.4%
Money Market Registered Investment Companies	5.0%
U.S. Government and Agency Obligations	4.1%
Bank Obligations	0.1%
Total	100.0%

As a percentage of total net assets. Concentrations are subject to change.

Top 10 Holdings as of June 30, 2019	% of total net assets
South Street Repo, 2.45%, due 7/1/2019	9.4%
Guggenheim Securities, 2.40%, due 7/1/2019	4.7%
South Street Repo, 2.50%, due 7/1/2019	4.7%
INTL FCStone Repo, 2.60%, due 7/1/2019	4.7%
Prudential Financial, Inc., 2.34%, due 7/1/2019	4.4%
Morgan Stanley Government Institutional Fund, 2.25%	3.8%
Anglesea Funding, 2.37%, due 7/1/2019	2.8%
Walt Disney Company, 2.63%, due 3/4/2020	1.8%
Westpac Banking Corp., 2.58%, due 3/13/2020	1.8%
United States Treasury Bill, 2.49%, due 7/18/2019	1.3%

As a percentage of total net assets.

2019 Semiannual Report | June 30, 2019	Page 7

2019 Semiannual Report
Fund Holdings & Financial Statements

Schedule of Investments
June 30, 2019 (unaudited)

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — 72.1%
Communication Services — 5.9%
Alphabet, Inc. - Class A (2)	379	410,381
Alphabet, Inc. - Class C (2)	8,282	8,952,097
AT&T, Inc.	130,392	4,369,436
Beasley Broadcast Group, Inc.	373	1,201
Cable One, Inc.	414	484,790
Comcast Corp. - Class A	95,866	4,053,214
Facebook, Inc. (2)	32,140	6,203,020
Fluent, Inc. (2)	1,839	9,894
Gray Television, Inc. (2)	5,896	96,635
Marcus Corp./The	6,112	201,452
Meet Group, Inc./The (2)	4,879	16,979
Nexstar Media Group, Inc.	4,041	408,141
Rosetta Stone, Inc. (2)	34	778
Shenandoah Telecommunications Co.	1,370	52,772
Spok Holdings, Inc.	8,804	132,412
TEGNA, Inc.	19,581	296,652
Telephone & Data Systems, Inc.	13,573	412,619
T-Mobile US, Inc. (2)	54,531	4,042,928
United States Cellular Corp. (2)	614	27,427
Verizon Communications, Inc.	114,971	6,568,293
Viacom, Inc.	47,449	1,417,302
Walt Disney Co./The	11,983	1,673,306
		39,831,729

Consumer Discretionary — 7.8%
Aaron’s, Inc.	1,756	107,836
Abercrombie & Fitch Co.	2,821	45,249
Amazon.com, Inc. (2)	6,808	12,891,833
AutoZone, Inc. (2)	958	1,053,292
Barnes & Noble, Inc.	552	3,693
Bassett Furniture Industries, Inc.	3,989	60,832
BBX Capital Corp.	5,670	27,840
Beazer Homes USA, Inc. (2)	5,509	52,941
Best Buy Co., Inc.	16,406	1,143,990
Bloomin’ Brands, Inc.	10,484	198,252
Brinker International, Inc.	3,354	131,980
Career Education Corp. (2)	9,087	173,289
Century Casinos, Inc. (2)	306	2,968
Chipotle Mexican Grill, Inc. (2)	1,153	845,011
Clarus Corp.	7,732	111,650
Core-Mark Holding Co., Inc.	916	36,384
Darden Restaurants, Inc.	3,320	404,144
Dave & Buster’s Entertainment, Inc.	700	28,329
Denny’s Corp. (2)	3,400	69,802
Dollar General Corp.	6,861	927,333
Common Stocks — continued
eBay, Inc.	2,303	90,969
Ethan Allen Interiors, Inc.	6,387	134,510
Etsy, Inc. (2)	1,019	62,536
Everi Holdings, Inc. (2)	10,515	125,444
Extended Stay America, Inc.	2,115	35,722
Five Below, Inc. (2)	2,806	336,776
Flexsteel Industries, Inc.	224	3,821
Foot Locker, Inc.	5,930	248,586
GameStop Corp.	5,460	29,866
Garmin, Ltd.	8,285	661,143
Garrett Motion, Inc. (2)	7,796	119,669
General Motors Co.	116,376	4,483,967
Gentex Corp.	9,339	229,833
H&R Block, Inc.	10,901	319,399
Haverty Furniture Cos., Inc.	839	14,288
Helen of Troy, Ltd. (2)	427	55,762
Home Depot, Inc./The	3,665	762,210
Hooker Furniture Corp.	3,626	74,768
J Alexander’s Holdings, Inc. (2)	210	2,358
J. Jill, Inc.	4,703	9,359
Johnson Outdoors, Inc.	395	29,455
K12, Inc. (2)	758	23,051
KB Home	10,503	270,242
Lands’ End, Inc. (2)	241	2,945
Lear Corp.	4,910	683,816
Lennar Corp.	9,015	436,867
Liberty Expedia Holdings, Inc. (2)	14,806	707,579
Lululemon Athletica, Inc. (2)	6,998	1,261,110
M/I Homes, Inc. (2)	3,851	109,908
MasterCraft Boat Holdings, Inc. (2)	973	19,061
McDonald’s Corp.	20,058	4,165,244
MDC Holdings, Inc.	5,474	179,438
Meritage Homes Corp. (2)	125	6,418
NIKE, Inc. - Class B	19,279	1,618,472
Nordstrom, Inc.	363	11,565
Norwegian Cruise Line Holdings, Ltd. (2)	4,980	267,077
NVR, Inc. (2)	77	259,509
Planet Fitness, Inc. (2)	5,991	433,988
PulteGroup, Inc.	6,579	208,028
Rent-A-Center, Inc./TX (2)	1,271	33,847
Roku, Inc. (2)	38	3,442
Ruth’s Hospitality Group, Inc.	5,414	122,952
SeaWorld Entertainment, Inc. (2)	2,576	79,856
Sleep Number Corp. (2)	958	38,694
Speedway Motorsports, Inc.	4,656	86,369
Starbucks Corp.	62,844	5,268,213

The accompanying notes are an integral part of these financial statements

2019 Semiannual Report | June 30, 2019	Page 9

Schedule of Investments
June 30, 2019 (unaudited)

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Superior Industries International, Inc.	1,091	3,775
Tilly’s, Inc. - Class A	2,324	17,732
TJX Cos., Inc./The	88,861	4,698,970
Tractor Supply Co.	604	65,715
Tupperware Brands Corp.	7,206	137,130
Ulta Beauty, Inc. (2)	2,770	960,885
Whirlpool Corp.	1,540	219,234
Yum! Brands, Inc.	37,789	4,182,109
		52,730,330

Consumer Staples — 4.1%
Casey’s General Stores, Inc.	117	18,251
Coca-Cola Consolidated, Inc.	54	16,160
Costco Wholesale Corp.	6,542	1,728,789
Hershey Co./The	8,812	1,181,072
Ingredion, Inc.	450	37,121
Kroger Co./The	50,623	1,099,025
Molson Coors Brewing Co.	23,548	1,318,688
Mondelez International, Inc.	75,492	4,069,019
PepsiCo, Inc.	50,439	6,614,066
Performance Food Group Co. (2)	218	8,727
Pilgrim’s Pride Corp. (2)	1,972	50,069
Procter & Gamble Co./The	19,523	2,140,697
Simply Good Foods Co./The (2)	5,369	129,286
SpartanNash Co.	8,172	95,367
Sysco Corp.	18,378	1,299,692
Turning Point Brands, Inc.	98	4,800
Tyson Foods, Inc.	49,220	3,974,023
USANA Health Sciences, Inc. (2)	733	58,222
Walmart, Inc.	37,015	4,089,787
		27,932,861

Energy — 3.3%
Adams Resources & Energy, Inc.	252	8,639
Arch Coal, Inc. - Class A	1,263	118,987
Archrock, Inc.	30,989	328,483
Berry Petroleum Corp.	3,545	37,577
C&J Energy Services, Inc. (2)	642	7,563
Cabot Oil & Gas Corp.	36,432	836,479
Cactus, Inc. (2)	11,756	389,359
Chevron Corp.	31,667	3,940,641
Cimarex Energy Co.	1,874	111,184
ConocoPhillips	67,903	4,142,083
CVR Energy, Inc.	6,396	319,736
Delek US Holdings, Inc.	5,212	211,190
DHT Holdings, Inc.	4,356	25,744
Common Stocks — continued
DMC Global, Inc.	1,400	88,690
EQT Corp.	18,053	285,418
Evolution Petroleum Corp.	6,750	48,263
Exxon Mobil Corp.	64,644	4,953,670
Hallador Energy Co.	5,981	33,673
Keane Group, Inc. (2)	13,692	92,010
Mammoth Energy Services, Inc.	4,423	30,430
Marathon Oil Corp.	13,787	195,913
Matrix Service Co. (2)	6,706	135,864
Midstates Petroleum Co., Inc. (2)	8,348	49,170
Panhandle Oil and Gas, Inc.	187	2,438
Par Pacific Holdings, Inc. (2)	2,984	61,232
PBF Energy, Inc.	4,306	134,778
Peabody Energy Corp.	10,431	251,387
Phillips 66	45,754	4,279,829
Profire Energy, Inc. (2)	100	151
ProPetro Holding Corp. (2)	10,206	211,264
Renewable Energy Group, Inc. (2)	5,126	81,298
Solaris Oilfield Infrastructure, Inc.	2,398	35,922
Talos Energy, Inc. (2)	4,867	117,051
W&T Offshore, Inc. (2)	17,985	89,206
Williams Cos., Inc./The	21,881	613,543
World Fuel Services Corp.	5,443	195,730
		22,464,595

Financials — 7.3%
Aflac, Inc.	10,282	563,556
Ally Financial, Inc.	61,103	1,893,582
American Express Co.	5,440	671,514
Arbor Realty Trust, Inc.	22,289	270,143
Ares Commercial Real Estate Corp.	14,035	208,560
Argo Group International Holdings, Ltd.	112	8,294
BancFirst Corp.	360	20,038
Bancorp, Inc./The (2)	5,305	47,321
Bank of America Corp.	173,935	5,044,115
BankFinancial Corp.	2,792	39,060
Berkshire Hathaway, Inc. - Class B (2)	42,832	9,130,497
Cannae Holdings, Inc. (2)	1,187	34,399
Central Valley Community Bancorp	72	1,546
Cincinnati Financial Corp.	8,037	833,196
CIT Group, Inc.	31,112	1,634,624
Credit Acceptance Corp. (2)	247	119,506
Discover Financial Services	26,484	2,054,894
Erie Indemnity Co.	1,813	461,010
Essent Group, Ltd. (2)	13,257	622,946
Exantas Capital Corp.	2,538	28,705

The accompanying notes are an integral part of these financial statements

Page 10	2019 Semiannual Report | June 30, 2019

Schedule of Investments
June 30, 2019 (unaudited)

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Fidelity National Financial, Inc.	23,428	944,148
Fidelity Southern Corp.	9,621	297,962
Fifth Third Bancorp	104,756	2,922,692
First American Financial Corp.	14,032	753,518
First BanCorp/Puerto Rico	19,820	218,813
Genworth Financial, Inc. (2)	1,330	4,934
Great Ajax Corp.	3,078	43,092
Hilltop Holdings, Inc.	10,915	232,162
Huntington Bancshares, Inc./OH (2)	1,911	26,410
IBERIABANK Corp.	7,410	562,049
International Bancshares Corp.	3,866	145,787
JPMorgan Chase & Co.	59,549	6,657,578
KKR Real Estate Finance Trust, Inc.	6,675	132,966
Ladder Capital Corp.	26,832	445,680
Ladenburg Thalmann Financial Services, Inc.	1,042	3,574
LPL Financial Holdings, Inc.	2,781	226,846
M&T Bank Corp.	647	110,035
Medley Management, Inc.	1,292	3,178
Mercantile Bank Corp.	76	2,476
MGIC Investment Corp. (2)	30,223	397,130
MSCI, Inc.	9,387	2,241,522
Navient Corp.	11,894	162,353
Nicolet Bankshares, Inc. (2)	246	15,267
NMI Holdings, Inc. - Class A (2)	4,076	115,718
Northeast Bank	1,451	40,019
Northrim BanCorp, Inc.	2,109	75,207
OFG Bancorp	7,279	173,022
Old Republic International Corp.	7,192	160,957
OneMain Holdings, Inc.	4,352	147,141
Oppenheimer Holdings, Inc.	10,570	287,715
Parke Bancorp, Inc.	303	7,257
PennyMac Financial Services, Inc.	1,099	24,376
PennyMac Mortgage Investment Trust	542	11,832
Piper Jaffray Cos.	3,571	265,218
Popular, Inc.	22,325	1,210,908
Pzena Investment Management, Inc.	8,816	75,729
Radian Group, Inc.	21,644	494,565
Ready Capital Corp.	1,513	22,544
Safety Insurance Group, Inc.	1,416	134,704
Santander Consumer USA Holdings, Inc. (2)	7,900	189,284
Silvercrest Asset Management Group, Inc.	157	2,203
Stewart Information Services Corp.	10,342	418,748
Summit Financial Group, Inc.	1,258	33,777
Synchrony Financial	83,009	2,877,922
TriCo Bancshares	2,977	112,531
US Bancorp	32,477	1,701,795
Common Stocks — continued
Walker & Dunlop, Inc.	3,234	172,081
Waterstone Financial, Inc.	197	3,361
		48,996,292

Healthcare — 13.8%
Abbott Laboratories	18,508	1,556,523
AbbVie, Inc.	28,752	2,090,845
Accuray, Inc. (2)	238	921
Adverum Biotechnologies, Inc. (2)	5,014	59,616
Agenus, Inc. (2)	1,516	4,548
Agilent Technologies, Inc.	21,931	1,637,588
Albireo Pharma, Inc. (2)	1,017	32,788
Alexion Pharmaceuticals, Inc. (2)	19,255	2,522,020
Align Technology, Inc. (2)	3,099	848,196
Alkermes PLC (2)	697	15,710
Allergan PLC	14,915	2,497,218
Amedisys, Inc. (2)	201	24,403
AmerisourceBergen Corp.	5,928	505,421
Amgen, Inc.	22,487	4,143,904
Amphastar Pharmaceuticals, Inc. (2)	6,051	127,737
ANI Pharmaceuticals, Inc. (2)	1,236	101,599
Arena Pharmaceuticals, Inc. (2)	2,461	144,288
ArQule, Inc. (2)	8,657	95,314
Array BioPharma, Inc. (2)	3,391	157,105
Arrowhead Pharmaceuticals, Inc. (2)	4,266	113,049
Arvinas, Inc. (2)	500	10,995
Avid Bioservices, Inc. (2)	8,516	47,690
Avrobio, Inc. (2)	820	13,333
Baxter International, Inc.	20,863	1,708,680
Biogen, Inc. (2)	16,515	3,862,363
Biohaven Pharmaceutical Holding Co., Ltd. (2)	1,311	57,409
BioSpecifics Technologies Corp. (2)	1,067	63,711
Bio-Techne Corp.	755	157,410
Bristol-Myers Squibb Co.	26,554	1,204,224
Bruker Corp.	8,632	431,168
Calithera Biosciences, Inc. (2)	200	780
Cardinal Health, Inc.	12,045	567,320
CareDx, Inc. (2)	1,876	67,517
Catalent, Inc. (2)	11,789	639,082
Catalyst Pharmaceuticals, Inc. (2)	6,245	23,981
Celcuity, Inc. (2)	720	18,000
Celgene Corp. (2)	48,458	4,479,458
Cerner Corp.	29,604	2,169,973
Chemed Corp.	1,494	539,095
ChemoCentryx, Inc. (2)	2,466	22,934
Chimerix, Inc. (2)	3,142	13,573

The accompanying notes are an integral part of these financial statements

2019 Semiannual Report | June 30, 2019	Page 11

Schedule of Investments
June 30, 2019 (unaudited)

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Coherus Biosciences, Inc. (2)	7,294	161,197
Computer Programs & Systems, Inc.	678	18,842
Corium International Contingent Value Rights (2)(8)	409	—
CryoPort, Inc. (2)	436	7,988
Cytokinetics, Inc. (2)	4,269	48,026
Danaher Corp.	12,502	1,786,786
DENTSPLY SIRONA, Inc.	10,589	617,974
Edwards Lifesciences Corp. (2)	339	62,627
Eli Lilly & Co.	38,457	4,260,651
Emergent BioSolutions, Inc. (2)	2,155	104,108
Enanta Pharmaceuticals, Inc. (2)	2,318	195,593
Endo International PLC (2)	15,095	62,191
Ensign Group, Inc./The	908	51,683
Exact Sciences Corp. (2)	5,615	662,795
Exelixis, Inc. (2)	15,245	325,786
Fate Therapeutics, Inc. (2)	4,837	98,191
Fennec Pharmaceuticals, Inc. (2)	3,653	14,612
FONAR Corp. (2)	2,298	49,430
Genomic Health, Inc. (2)	2,720	158,222
Gilead Sciences, Inc.	46,280	3,126,677
Glaukos Corp. (2)	697	52,554
Harvard Bioscience, Inc. (2)	156	312
HCA Healthcare, Inc.	29,221	3,949,803
HealthStream, Inc. (2)	1,932	49,962
Hill-Rom Holdings, Inc.	8,178	855,582
Horizon Therapeutics Plc (2)	11,664	280,636
Humana, Inc.	4,735	1,256,196
IDEXX Laboratories, Inc. (2)	1,658	456,497
Incyte Corp. (2)	7,620	647,395
Invitae Corp. (2)	4,281	100,604
Iovance Biotherapeutics, Inc. (2)	196	4,806
Jazz Pharmaceuticals PLC (2)	1,190	169,646
Johnson & Johnson	47,731	6,647,974
Jounce Therapeutics, Inc. (2)	2,035	10,073
Kura Oncology, Inc. (2)	786	15,476
Lantheus Holdings, Inc. (2)	2,131	60,307
Magellan Health, Inc. (2)	1,113	82,618
Mallinckrodt PLC (2)	106	973
Masimo Corp. (2)	2,708	403,005
Medidata Solutions, Inc. (2)	950	85,985
Medtronic PLC	54,250	5,283,408
Merck & Co., Inc.	73,181	6,136,227
Meridian Bioscience, Inc.	5,925	70,389
Mirati Therapeutics, Inc. (2)	672	69,216
Molecular Templates, Inc. (2)	2,564	21,409
Molina Healthcare, Inc. (2)	369	52,819
Common Stocks — continued
Mustang Bio, Inc. (2)	432	1,590
Natera, Inc. (2)	4,306	118,759
NextGen Healthcare, Inc. (2)	2,777	55,262
Odonate Therapeutics, Inc. (2)	531	19,482
Oncternal Therapeutics, Inc. (2)(3)	849	5,654
Osmotica Pharmaceuticals PLC (2)	165	627
Pacira BioSciences, Inc. (2)	3,154	137,167
Palatin Technologies, Inc. (2)	3,590	4,164
PDL BioPharma, Inc. (2)	11,960	37,554
Perrigo Co. PLC	4,812	229,147
Pfenex, Inc. (2)	4,569	30,795
Pfizer, Inc.	139,734	6,053,277
Phibro Animal Health Corp.	5,640	179,183
Principia Biopharma, Inc. (2)	1,829	60,705
Prothena Corp. PLC (2)	315	3,330
Ra Pharmaceuticals, Inc. (2)	2,542	76,438
Reata Pharmaceuticals, Inc. (2)	289	27,267
Recro Pharma, Inc. (2)	6,038	61,406
Regeneron Pharmaceuticals, Inc. (2)	562	175,906
Repligen Corp. (2)	2,435	209,288
ResMed, Inc.	291	35,511
RTI Surgical Holdings, Inc. (2)	3,986	16,941
SIGA Technologies, Inc. (2)	8,401	47,718
Simulations Plus, Inc.	491	14,023
Spark Therapeutics, Inc. (2)	518	53,033
Spero Therapeutics, Inc. (2)	590	6,791
Spring Bank Pharmaceuticals, Inc. (2)	502	1,852
STERIS PLC	3,384	503,810
Stryker Corp.	14,404	2,961,174
Tandem Diabetes Care, Inc. (2)	1,380	89,038
United Therapeutics Corp. (2)	2,514	196,243
UnitedHealth Group, Inc.	2,873	701,041
Vanda Pharmaceuticals, Inc. (2)	214	3,015
Varian Medical Systems, Inc. (2)	4,420	601,695
Veeva Systems, Inc. (2)	3,271	530,262
Veracyte, Inc. (2)	3,247	92,572
Vertex Pharmaceuticals, Inc. (2)	24,032	4,406,988
Voyager Therapeutics, Inc. (2)	3,416	92,984
Waters Corp. (2)	935	201,249
West Pharmaceutical Services, Inc.	349	43,677
Zimmer Biomet Holdings, Inc.	4,968	584,932
Zoetis, Inc.	22,000	2,496,780
		92,523,070

Industrials — 7.2%
AGCO Corp.	4,894	379,628

The accompanying notes are an integral part of these financial statements

Page 12	2019 Semiannual Report | June 30, 2019

Schedule of Investments
June 30, 2019 (unaudited)

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Allison Transmission Holdings, Inc.	18,840	873,234
Armstrong World Industries, Inc.	4,338	421,654
Atkore International Group, Inc. (2)	888	22,973
BG Staffing, Inc.	111	2,096
BMC Stock Holdings, Inc. (2)	8,992	190,630
Builders FirstSource, Inc. (2)	17,086	288,070
Casella Waste Systems, Inc. (2)	710	28,137
Comfort Systems USA, Inc.	6,717	342,500
Commercial Vehicle Group, Inc. (2)	8,007	64,216
Copart, Inc. (2)	13,944	1,042,175
CSX Corp.	58,111	4,496,048
Cummins, Inc.	23,757	4,070,524
Ducommun, Inc. (2)	1,042	46,963
Eagle Bulk Shipping, Inc. (2)	282	1,478
EMCOR Group, Inc.	5,972	526,133
Ennis, Inc.	193	3,960
Fastenal Co.	5,793	188,794
Foundation Building Materials, Inc. (2)	4,372	77,734
FTI Consulting, Inc. (2)	326	27,332
Generac Holdings, Inc. (2)	1,900	131,879
Graco, Inc.	1,664	83,500
Great Lakes Dredge & Dock Corp. (2)	3,306	36,498
Harsco Corp. (2)	1,271	34,876
Heidrick & Struggles International, Inc.	789	23,646
Herman Miller, Inc.	6,205	277,364
HNI Corp.	4,974	175,980
Hurco Cos., Inc.	985	35,027
Illinois Tool Works, Inc.	2,645	398,892
Ingersoll-Rand PLC	17,197	2,178,344
ITT, Inc.	461	30,186
Jacobs Engineering Group, Inc.	4,599	388,110
Kansas City Southern	6,498	791,586
Kelly Services, Inc. - Class A	2,476	64,846
Kforce, Inc.	944	33,125
Kimball International, Inc. - Class B	9,445	164,626
Knoll, Inc.	3,627	83,348
Landstar System, Inc.	8,114	876,231
ManpowerGroup, Inc.	9,221	890,749
Masco Corp.	9,842	386,200
Masonite International Corp. (2)	2,702	142,341
Matson, Inc.	6,701	260,334
Miller Industries, Inc./TN	2,535	77,951
Moog, Inc.	459	42,967
MSC Industrial Direct Co., Inc.	6,584	488,928
Mueller Industries, Inc.	1,841	53,886
MYR Group, Inc. (2)	821	30,664
Common Stocks — continued
Norfolk Southern Corp.	23,164	4,617,280
Oshkosh Corp.	8,984	750,074
Owens Corning	3,300	192,060
PACCAR, Inc.	43,384	3,108,897
Parker-Hannifin Corp.	10,877	1,849,199
Park-Ohio Holdings Corp.	565	18,413
Quad/Graphics, Inc.	526	4,161
Quanex Building Products Corp.	2,156	40,727
Quanta Services, Inc.	11,162	426,277
Radiant Logistics, Inc. (2)	3,163	19,421
RR Donnelley & Sons Co.	21,658	42,666
Rush Enterprises, Inc.	3,732	136,293
Southwest Airlines Co.	67,428	3,423,994
Spirit AeroSystems Holdings, Inc.	3,528	287,073
Steelcase, Inc. - Class A	7,246	123,907
Sterling Construction Co., Inc. (2)	2,102	28,209
Thermon Group Holdings, Inc. (2)	1,583	40,604
Timken Co./The	7,263	372,882
Toro Co./The	10,590	708,471
TriMas Corp. (2)	2,647	81,978
Triton International, Ltd./Bermuda	10,938	358,329
Union Pacific Corp.	33,841	5,722,852
Universal Forest Products, Inc.	1,080	41,105
Valmont Industries, Inc.	916	116,158
Vectrus, Inc. (2)	1,413	57,311
Wabash National Corp.	1,362	22,160
WABCO Holdings, Inc. (2)	595	78,897
Waste Management, Inc.	38,058	4,390,751
Woodward, Inc.	1,085	122,779
		48,459,291

Information Technology — 18.0%
Acacia Communications, Inc. (2)	1,423	67,109
Accenture PLC	5,810	1,073,514
ACM Research, Inc. (2)	392	6,119
Adobe, Inc. (2)	4,241	1,249,611
ADTRAN, Inc.	2,916	44,469
Amkor Technology, Inc. (2)	22,537	168,126
Apple, Inc.	79,686	15,771,455
Aspen Technology, Inc. (2)	3,993	496,250
Avaya Holdings Corp. (2)	8,600	102,426
Avid Technology, Inc. (2)	1,817	16,571
Avnet, Inc.	13,744	622,191
Benchmark Electronics, Inc.	14,470	363,486
Booz Allen Hamilton Holding Corp.	15,762	1,043,602
Broadcom, Inc.	16,133	4,644,045

The accompanying notes are an integral part of these financial statements

2019 Semiannual Report | June 30, 2019	Page 13

Schedule of Investments
June 30, 2019 (unaudited)

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Broadridge Financial Solutions, Inc.	2,903	370,655
CACI International, Inc. - Class A (2)	1,813	370,922
Cadence Design Systems, Inc. (2)	22,587	1,599,385
CalAmp Corp. (2)	1,870	21,842
CDK Global, Inc.	14,078	696,016
CDW Corp./DE	7,315	811,965
Ciena Corp. (2)	8,954	368,278
Cisco Systems, Inc.	137,329	7,516,016
Comtech Telecommunications Corp.	3,217	90,430
Cypress Semiconductor Corp.	5,930	131,883
Dell Technologies, Inc. - Class C (2)	7,943	403,504
Digi International, Inc. (2)	783	9,928
DXC Technology Co.	22,181	1,223,282
Enphase Energy, Inc. (2)	2,346	42,768
EVERTEC, Inc.	3,687	120,565
Extreme Networks, Inc. (2)	6,893	44,598
F5 Networks, Inc. (2)	4,387	638,879
Fabrinet (2)	2,161	107,337
Fair Isaac Corp. (2)	1,124	352,958
FormFactor, Inc. (2)	1,544	24,194
Hewlett Packard Enterprise Co.	62,037	927,453
HP, Inc.	79,816	1,659,375
Insight Enterprises, Inc. (2)	4,240	246,768
Intel Corp.	93,832	4,491,738
InterDigital, Inc.	5,190	334,236
International Business Machines Corp.	36,719	5,063,550
Intuit, Inc.	18,156	4,744,707
j2 Global, Inc.	3,578	318,048
Jabil, Inc.	13,684	432,414
Juniper Networks, Inc.	42,380	1,128,579
KBR, Inc.	2,197	54,793
Keysight Technologies, Inc. (2)	6,571	590,142
KLA-Tencor Corp.	22,672	2,679,830
Lam Research Corp.	16,030	3,011,075
Lattice Semiconductor Corp. (2)	5,094	74,321
Leidos Holdings, Inc.	8,481	677,208
LogMeIn, Inc.	6,936	511,044
Majesco (2)	115	1,071
Mastercard, Inc.	28,344	7,497,838
Maxim Integrated Products, Inc.	1,049	62,751
MAXIMUS, Inc.	2,671	193,754
Micron Technology, Inc. (2)	113,833	4,392,815
Microsoft Corp.	134,007	17,951,578
Monotype Imaging Holdings, Inc.	11,843	199,436
Motorola Solutions, Inc.	4,254	709,269
Napco Security Technologies, Inc. (2)	1,310	38,881
Common Stocks — continued
NIC, Inc.	1,528	24,509
Nuance Communications, Inc. (2)	28,286	451,727
NVE Corp.	38	2,646
NXP Semiconductors NV	4,628	451,739
Oracle Corp.	101,433	5,778,638
OSI Systems, Inc. (2)	562	63,298
Paycom Software, Inc. (2)	632	143,287
Paylocity Holding Corp. (2)	671	62,953
PC Connection, Inc.	1,832	64,083
Photronics, Inc. (2)	4,853	39,795
Presidio, Inc.	8,240	112,641
Progress Software Corp.	6,744	294,173
QUALCOMM, Inc.	36,812	2,800,289
Qualys, Inc. (2)	1,400	121,912
Rudolph Technologies, Inc. (2)	1,752	48,408
Sanmina Corp. (2)	3,305	100,075
SPS Commerce, Inc. (2)	326	33,320
Symantec Corp.	32,373	704,436
Synopsys, Inc. (2)	20,000	2,573,800
Tech Data Corp. (2)	3,797	397,166
Telaria, Inc. (2)	1,687	12,686
Teradyne, Inc.	21,088	1,010,326
Texas Instruments, Inc.	47,246	5,421,951
Upland Software, Inc. (2)	776	35,331
Verint Systems, Inc. (2)	4,185	225,069
ViaSat, Inc. (2)	393	31,762
Viavi Solutions, Inc. (2)	3,210	42,661
VMware, Inc.	4,698	785,553
Workiva, Inc. (2)	555	32,240
Xerox Corp.	22,525	797,610
Xperi Corp.	2,181	44,907
Zscaler, Inc. (2)	2,793	214,056
		121,530,100

Materials — 1.4%
AdvanSix, Inc. (2)	5,816	142,085
Air Products & Chemicals, Inc.	3,668	830,325
Global Brass & Copper Holdings, Inc.	356	15,568
Innospec, Inc.	115	10,493
International Paper Co.	21,509	931,770
Louisiana-Pacific Corp.	11,504	301,635
LyondellBasell Industries NV	41,061	3,536,584
Nucor Corp.	32,861	1,810,641
Packaging Corp. of America	390	37,175
Rayonier Advanced Materials, Inc.	2,598	16,861
Reliance Steel & Aluminum Co.	8,581	811,934

The accompanying notes are an integral part of these financial statements

Page 14	2019 Semiannual Report | June 30, 2019

Schedule of Investments
June 30, 2019 (unaudited)

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
RPM International, Inc.	3,089	188,769
Ryerson Holding Corp. (2)	1,021	8,505
Schnitzer Steel Industries, Inc.	349	9,133
Steel Dynamics, Inc.	17,945	541,939
Stepan Co.	647	59,466
Tredegar Corp.	1,893	31,462
Trinseo SA	4,584	194,087
US Concrete, Inc. (2)	209	10,385
Verso Corp. (2)	857	16,326
		9,505,143

Real Estate Investment Trust — 2.8%
American Assets Trust, Inc.	6,486	305,620
American Homes 4 Rent	4,038	98,164
American Tower Corp.	9,603	1,963,333
Apple Hospitality REIT, Inc.	2,081	33,005
Camden Property Trust	1,795	187,380
CoreCivic, Inc.	8,263	171,540
Cousins Properties, Inc.	4,361	157,737
CubeSmart	1,540	51,498
EastGroup Properties, Inc.	2,858	331,471
Essex Property Trust, Inc.	12,210	3,564,465
Gaming and Leisure Properties, Inc.	6,322	246,432
Gladstone Commercial Corp.	417	8,849
Hospitality Properties Trust	15,907	397,675
Host Hotels & Resorts, Inc.	44,738	815,126
Hudson Pacific Properties, Inc.	5,581	185,680
Industrial Logistics Properties Trust	5,789	120,527
Kilroy Realty Corp.	6,614	488,179
Lamar Advertising Co.	9,492	766,099
National Storage Affiliates Trust	2,841	82,219
New Senior Investment Group, Inc.	9,763	65,607
Piedmont Office Realty Trust, Inc.	27,566	549,390
PS Business Parks, Inc.	3,568	601,315
Rayonier, Inc.	16,571	502,101
Retail Properties of America, Inc.	15,953	187,607
SBA Communications Corp. (2)	1,789	402,239
Simon Property Group, Inc.	21,219	3,389,947
Spirit MTA REIT	1,835	15,304
Tanger Factory Outlet Centers, Inc.	17,193	278,699
UDR, Inc.	64,902	2,913,451
Urstadt Biddle Properties, Inc.	3,689	77,469
		18,958,128

Utilities — 0.6%
AES Corp./VA	8,144	136,493
Common Stocks — continued
Ameren Corp.	4,479	336,418
Black Hills Corp.	8,826	689,928
Chesapeake Utilities Corp.	606	57,582
Exelon Corp.	5,316	254,849
National Fuel Gas Co.	14,323	755,538
NorthWestern Corp.	1,866	134,632
Portland General Electric Co.	16,225	878,908
Spark Energy, Inc. - Class A	4,107	45,957
Spire, Inc.	4,342	364,381
Unitil Corp.	154	9,223
Vistra Energy Corp.	3,652	82,687
		3,746,596

Total Common Stocks (Cost $429,108,805)		486,678,135

Money Market Registered Investment Companies — 25.7%
Meeder Institutional Prime Money Market Fund, 2.45% (5)	173,374,024	173,426,036
Morgan Stanley Government Institutional Fund, 2.25% (4)	7,150	7,150
Total Money Market Registered Investment Companies (Cost $173,364,913)		173,433,186

Bank Obligations — 0.1%
First Merchants Bank Deposit Account, 2.25%, 7/1/2019 (6)	246,473	246,473
Metro City Bank Deposit Account, 2.35%, 7/1/2019 (6)	246,495	246,495
Pacific Mercantile Bank Deposit Account, 2.29%, 7/1/2019 (6)	246,489	246,489
Total Bank Obligations (Cost $739,457)		739,457
Total Investments — 97.9% (Cost $603,213,175)		660,850,778
Other Assets less Liabilities — 2.1%		14,265,947
Total Net Assets — 100.0%		675,116,725

Trustee Deferred Compensation (7)
Meeder Balanced Fund	3,703	43,288
Meeder Dynamic Allocation Fund	9,256	103,575
Meeder Muirfield Fund	5,135	38,667
Meeder Conservative Allocation Fund	1,087	24,327
Total Trustee Deferred Compensation (Cost $194,342)		209,857

The accompanying notes are an integral part of these financial statements

2019 Semiannual Report | June 30, 2019	Page 15

Schedule of Investments
June 30, 2019 (unaudited)

Muirfield Fund
	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Index Futures
Mini MSCI EAFE Index Futures	629	9/20/2019	60,487,785	736,514
Mini MSCI Emerging Markets Index Futures	254	9/20/2019	13,378,180	250,532
Russell 2000 Mini Index Futures	73	9/20/2019	5,719,915	47,902
Standard & Poors 500 Mini Futures	581	9/20/2019	85,529,010	318,824
E-mini Standard & Poors MidCap 400 Futures	118	9/20/2019	23,010,000	259,294
Total Futures Contracts	1,655		188,124,890	1,613,066

(1)

Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 - quoted prices in active markets for identical securities
●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund’s assets carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments (9)
Level 1 - Quoted Prices	$660,111,321	$1,613,066
Level 2 - Other Significant Observable Inputs	739,457	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$660,850,778	$1,613,066

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.
(3)	All or a portion of this security is on loan.
(4)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at June 30, 2019.
(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2019.
(6)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at June 30, 2019. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(7)	Assets of affiliates to the Muirfield Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(8)	Fair valued security deemed as Level 3 security.
(9)

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

The accompanying notes are an integral part of these financial statements

Page 16	2019 Semiannual Report | June 30, 2019

Schedule of Investments
June 30, 2019 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - Long — 93.4%
Communication Services — 6.0%
Alphabet, Inc. - Class A (2)(5)	517	559,808
Alphabet, Inc. - Class C (2)(5)	2,017	2,180,195
AMC Entertainment Holdings, Inc.	3,859	36,004
AT&T, Inc. (5)	25,256	846,329
AutoWeb, Inc. (2)	1,945	6,905
Beasley Broadcast Group, Inc.	1,262	4,064
Cable One, Inc.	215	251,763
Care.com, Inc. (2)	1,277	14,021
Cincinnati Bell, Inc. (2)	1,775	8,786
Cinemark Holdings, Inc.	3,550	128,155
Clear Channel Outdoor Holdings, Inc. (2)	4,452	21,013
Comcast Corp. - Class A (5)	21,174	895,237
Consolidated Communications Holdings, Inc.	2,841	14,006
DISH Network Corp. (2)	2,308	88,650
Entercom Communications Corp.	2,387	13,845
Entravision Communications Corp.	2,399	7,485
EW Scripps Co./The	1,902	29,082
Facebook, Inc. (2)(5)	9,374	1,809,182
Fox Corp. Class A	581	21,288
Frontier Communications Corp. (2)	6,160	10,780
Gannett Co., Inc.	2,915	23,786
Glu Mobile, Inc. (2)	400	2,872
Gray Television, Inc. (2)	2,245	36,796
Hemisphere Media Group, Inc. (2)	506	6,538
IAC/InterActiveCorp (2)	527	114,638
IMAX Corp. (2)	66	1,333
John Wiley & Sons, Inc.	493	22,609
Liberty Broadband Corp. - Class A (2)	200	20,568
Liberty Latin America, Ltd. - Class A (2)	3,287	56,635
Liberty Latin America, Ltd. - Class C (2)	2,111	36,288
Liberty Media Corp-Liberty SiriusXM - Class C (2)	4,367	165,859
Liberty TripAdvisor Holdings, Inc. (2)	3,644	45,186
Marcus Corp./The	1,441	47,495
MDC Partners, Inc. (2)	2,291	5,773
Meet Group, Inc./The (2)	5,608	19,516
National CineMedia, Inc.	796	5,222
New York Times Co./The	428	13,961
Nexstar Media Group, Inc.	1,381	139,481
Omnicom Group, Inc.	656	53,759
QuinStreet, Inc. (2)	80	1,268
Rosetta Stone, Inc. (2)	271	6,200
Scholastic Corp.	704	23,401
Sirius XM Holdings, Inc.	12,600	70,308
Spok Holdings, Inc.	779	11,716
TechTarget, Inc. (2)	311	6,609
Common Stocks - Long — continued
TEGNA, Inc.	2,800	42,420
Telephone & Data Systems, Inc.	967	29,397
T-Mobile US, Inc. (2)	14,226	1,054,716
Travelzoo (2)	338	5,219
Tribune Media Co.	230	10,631
Tribune Publishing Co.	1,280	10,202
Urban One, Inc. (2)	760	1,490
Verizon Communications, Inc. (5)	28,205	1,611,352
Viacom, Inc.	9,162	273,669
Walt Disney Co./The (5)	10,683	1,491,774
WideOpenWest, Inc. (2)	3,100	22,506
Yelp, Inc. (2)	1,371	46,861
		12,484,652

Consumer Discretionary — 9.2%
1-800-Flowers.com, Inc. (2)	161	3,040
Aaron’s, Inc.	298	18,300
Abercrombie & Fitch Co.	614	9,849
Amazon.com, Inc. (2)(5)	1,765	3,342,257
American Axle & Manufacturing Holdings, Inc. (2)	1,322	16,869
American Eagle Outfitters, Inc.	1,157	19,553
American Outdoor Brands Corp. (2)	2,468	22,237
American Public Education, Inc. (2)	1,367	40,436
AutoZone, Inc. (2)	130	142,931
Barnes & Noble Education, Inc. (2)	439	1,475
Barnes & Noble, Inc.	253	1,693
Bassett Furniture Industries, Inc.	943	14,381
BBX Capital Corp.	4,481	22,002
Beazer Homes USA, Inc. (2)	1,712	16,452
Bed Bath & Beyond, Inc.	1,089	12,654
Best Buy Co., Inc.	3,393	236,594
Big 5 Sporting Goods Corp.	710	1,385
Biglari Holdings, Inc. - Class B (2)	153	15,891
BJ’s Restaurants, Inc.	413	18,147
Bloomin’ Brands, Inc.	2,919	55,198
Booking Holdings, Inc. (2)(5)	443	830,497
BorgWarner, Inc.	2,917	122,456
Brinker International, Inc.	776	30,536
Brunswick Corp./DE	383	17,576
Burlington Stores, Inc. (2)	465	79,120
Callaway Golf Co.	341	5,852
Capri Holdings, Ltd. (2)	4,666	161,817
Career Education Corp. (2)	2,294	43,747
Carrols Restaurant Group, Inc. (2)	442	3,991
Carter’s, Inc.	1,179	115,000
Century Casinos, Inc. (2)	1,062	10,301

The accompanying notes are an integral part of these financial statements

2019 Semiannual Report | June 30, 2019	Page 17

Schedule of Investments
June 30, 2019 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - Long — continued
Chico’s FAS, Inc.	1,973	6,649
Chipotle Mexican Grill, Inc. (2)	113	82,815
Citi Trends, Inc.	496	7,252
Clarus Corp.	2,314	33,414
Columbia Sportswear Co.	1,020	102,163
Cooper-Standard Holdings, Inc. (2)	49	2,245
Core-Mark Holding Co., Inc.	85	3,376
Cracker Barrel Old Country Store, Inc.	478	81,609
Crocs, Inc. (2)	203	4,009
Darden Restaurants, Inc.	508	61,839
Dave & Buster’s Entertainment, Inc.	509	20,599
Deckers Outdoor Corp. (2)	489	86,049
Del Taco Restaurants, Inc. (2)	627	8,038
Denny’s Corp. (2)	999	20,509
Designer Brands, Inc.	261	5,003
Destination XL Group, Inc. (2)	1,017	1,790
Dick’s Sporting Goods, Inc.	844	29,228
Dine Brands Global, Inc.	314	29,978
Dollar General Corp.	4,610	623,088
Domino’s Pizza, Inc.	487	135,522
DR Horton, Inc.	1,600	69,008
eBay, Inc.	12,861	508,010
Ethan Allen Interiors, Inc.	713	15,016
Etsy, Inc. (2)	724	44,432
Everi Holdings, Inc. (2)	3,545	42,292
Express, Inc. (2)	2,019	5,512
Extended Stay America, Inc.	6,972	117,757
Fiesta Restaurant Group, Inc. (2)	276	3,627
Five Below, Inc. (2)	582	69,852
Flexsteel Industries, Inc.	128	2,184
Foot Locker, Inc.	1,286	53,909
Ford Motor Co.	76,489	782,482
Fossil Group, Inc. (2)	1,599	18,389
Fox Factory Holding Corp. (2)	369	30,446
GameStop Corp.	4,836	26,453
Garrett Motion, Inc. (2)	303	4,651
General Motors Co.	26,266	1,012,029
Genesco, Inc. (2)	196	8,289
Gentex Corp.	4,985	122,681
G-III Apparel Group, Ltd. (2)	830	24,419
Graham Holdings Co.	143	98,674
H&R Block, Inc.	4,229	123,910
Habit Restaurants, Inc./The (2)	126	1,322
Haverty Furniture Cos., Inc.	77	1,311
Helen of Troy, Ltd. (2)	70	9,141
Home Depot, Inc./The (5)	4,284	890,943
Hooker Furniture Corp.	451	9,300
Common Stocks - Long — continued
Houghton Mifflin Harcourt Co. (2)	886	5,103
Hudson, Ltd. (2)	316	4,358
Inspired Entertainment, Inc. (2)	1,010	8,524
International Speedway Corp.	99	4,444
J. Jill, Inc.	1,687	3,357
Johnson Outdoors, Inc.	337	25,130
K12, Inc. (2)	44	1,338
KB Home	1,158	29,795
Kirkland’s, Inc. (2)	1,747	3,948
Kohl’s Corp.	721	34,284
Kontoor Brands, Inc. (2)	949	26,591
L Brands, Inc.	1,891	49,355
Lands’ End, Inc. (2)	1,084	13,246
Las Vegas Sands Corp.	1,466	86,626
LCI Industries	49	4,410
Leaf Group, Ltd. (2)	1,209	8,959
Lear Corp.	2,811	391,488
Liberty Expedia Holdings, Inc. (2)	4,921	235,175
Lowe’s Cos., Inc.	656	66,197
Luby’s, Inc. (2)	5,543	5,986
Lululemon Athletica, Inc. (2)	1,143	205,980
M/I Homes, Inc. (2)	353	10,075
Macy’s, Inc.	79	1,695
Malibu Boats, Inc. (2)	797	30,963
Marine Products Corp.	571	8,816
MasterCraft Boat Holdings, Inc. (2)	1,186	23,234
McDonald’s Corp.	4,234	879,232
MDC Holdings, Inc.	231	7,572
Meritage Homes Corp. (2)	707	36,297
Michaels Cos., Inc./The (2)	148	1,288
Modine Manufacturing Co. (2)	100	1,431
Nathan’s Famous, Inc.	20	1,562
Nautilus, Inc. (2)	1,720	3,801
Newell Brands, Inc.	542	8,358
NIKE, Inc. - Class B	3,533	296,595
Nordstrom, Inc.	115	3,664
Norwegian Cruise Line Holdings, Ltd. (2)	3,228	173,118
NVR, Inc. (2)	79	266,250
Office Depot, Inc.	9,222	18,997
Penn National Gaming, Inc. (2)	1,352	26,040
Planet Fitness, Inc. (2)	1,076	77,945
Polaris Industries, Inc.	871	79,461
Potbelly Corp. (2)	2,049	10,429
PulteGroup, Inc.	3,177	100,457
PVH Corp.	1,290	122,086
Qurate Retail, Inc. (2)	3,139	38,892
Red Robin Gourmet Burgers, Inc. (2)	285	8,712

The accompanying notes are an integral part of these financial statements

Page 18	2019 Semiannual Report | June 30, 2019

Schedule of Investments
June 30, 2019 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - Long — continued
Regis Corp. (2)	1,815	30,129
RH (2)	79	9,132
Rocky Brands, Inc.	343	9,357
Roku, Inc. (2)	180	16,304
Ross Stores, Inc.	6,988	692,651
RTW RetailWinds, Inc. (2)	1,110	1,887
Ruth’s Hospitality Group, Inc.	1,290	29,296
SeaWorld Entertainment, Inc. (2)	775	24,025
Shutterfly, Inc. (2)	142	7,178
Signet Jewelers, Ltd.	1,328	23,745
Sleep Number Corp. (2)	235	9,492
Speedway Motorsports, Inc.	1,490	27,640
Standard Motor Products, Inc.	323	14,645
Starbucks Corp.	6,028	505,327
Stoneridge, Inc. (2)	598	18,867
Sturm Ruger & Co., Inc.	444	24,189
Superior Industries International, Inc.	2,533	8,764
Tapestry, Inc.	3,458	109,722
Target Corp.	8,848	766,325
Taylor Morrison Home Corp. (2)	1,150	24,104
Tilly’s, Inc. - Class A	751	5,730
TJX Cos., Inc./The (5)	20,730	1,096,202
Toll Brothers, Inc.	1,071	39,220
TopBuild Corp. (2)	212	17,545
Tower International, Inc.	733	14,294
Town Sports International Holdings, Inc. (2)	585	1,269
Tractor Supply Co.	98	10,662
Tupperware Brands Corp.	1,038	19,753
Turtle Beach Corp. (2)	535	6,185
Ulta Beauty, Inc. (2)	273	94,701
Vera Bradley, Inc. (2)	777	9,324
Vista Outdoor, Inc. (2)	852	7,566
Vuzix Corp. (2)	758	3,100
Weight Watchers International, Inc. (2)	1,029	19,654
Wendy’s Co./The	1,590	31,132
Whirlpool Corp.	1,008	143,499
Williams-Sonoma, Inc.	667	43,355
Winnebago Industries, Inc.	446	17,238
Yum China Holdings, Inc.	4,048	187,018
Yum! Brands, Inc.	5,926	655,830
ZAGG, Inc. (2)	342	2,380
Zumiez, Inc. (2)	66	1,723
		19,104,874

Consumer Staples — 3.8%
Boston Beer Co., Inc./The (2)	59	22,288
Casey’s General Stores, Inc.	106	16,535
Common Stocks - Long — continued
Central Garden & Pet Co. (2)	785	19,342
Clorox Co./The	171	26,182
Coca-Cola Co./The	10,526	535,984
Coca-Cola Consolidated, Inc.	81	24,239
Costco Wholesale Corp.	443	117,067
Flowers Foods, Inc.	7,542	175,502
Herbalife Nutrition, Ltd. (2)	1,559	66,663
Hershey Co./The	2,208	295,938
Ingredion, Inc.	1,127	92,966
JM Smucker Co./The	469	54,024
Kellogg Co.	5,568	298,278
Keurig Dr Pepper, Inc.	8,977	259,435
Kimberly-Clark Corp.	4,181	557,244
Kroger Co./The	9,191	199,537
Lamb Weston Holdings, Inc.	2,404	152,317
Lancaster Colony Corp.	395	58,697
Medifast, Inc.	95	12,189
Molson Coors Brewing Co.	4,956	277,536
Mondelez International, Inc.	9,398	506,552
Monster Beverage Corp. (2)	3,677	234,703
National Beverage Corp.	40	1,785
Nature’s Sunshine Products, Inc. (2)	247	2,295
Nu Skin Enterprises, Inc.	236	11,640
PepsiCo, Inc. (5)	9,045	1,186,071
Philip Morris International, Inc.	1,486	116,696
Pilgrim’s Pride Corp. (2)	771	19,576
Procter & Gamble Co./The	9,870	1,082,246
Pyxus International, Inc. (2)	333	5,062
Simply Good Foods Co./The (2)	695	16,736
SpartanNash Co.	1,816	21,193
Sprouts Farmers Market, Inc. (2)	971	18,342
TreeHouse Foods, Inc. (2)	1,761	95,270
Turning Point Brands, Inc.	200	9,796
Tyson Foods, Inc.	8,802	710,673
Universal Corp./VA	409	24,855
USANA Health Sciences, Inc. (2)	435	34,552
Vector Group, Ltd.	1,016	9,906
Walmart, Inc. (5)	5,449	602,060
		7,971,972

Energy — 4.0%
Adams Resources & Energy, Inc.	148	5,073
Anadarko Petroleum Corp.	1,537	108,451
Apache Corp.	2,959	85,722
Apergy Corp. (2)	626	20,996
Arch Coal, Inc. - Class A	209	19,690
Archrock, Inc.	4,426	46,916

The accompanying notes are an integral part of these financial statements

2019 Semiannual Report | June 30, 2019	Page 19

Schedule of Investments
June 30, 2019 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - Long — continued
Ardmore Shipping Corp. (2)	1,080	8,802
Baker Hughes a GE Co.	8,654	213,148
Basic Energy Services, Inc. (2)	2,252	4,279
C&J Energy Services, Inc. (2)	6,550	77,159
Cabot Oil & Gas Corp.	2,528	58,043
Cactus, Inc. (2)	921	30,504
Cheniere Energy, Inc. (2)	1,153	78,923
Chesapeake Energy Corp. (2)	2,634	5,136
Chevron Corp. (5)	7,509	934,420
Cimarex Energy Co.	1,775	105,311
Clean Energy Fuels Corp. (2)	4,603	12,290
ConocoPhillips (5)	16,029	977,769
CONSOL Energy, Inc. (2)	773	20,570
Contango Oil & Gas Co. (2)	4,785	8,326
Continental Resources, Inc./OK	1,235	51,981
Covia Holdings Corp. (2)	1,071	2,099
CVR Energy, Inc.	389	19,446
Dawson Geophysical Co. (2)	2,190	5,475
Delek US Holdings, Inc.	897	36,346
Devon Energy Corp.	6,341	180,845
DHT Holdings, Inc.	420	2,482
DMC Global, Inc.	157	9,946
Encana Corp.	5,170	26,522
Ensco Rowan plc	7,082	60,409
EOG Resources, Inc. (5)	2,132	198,617
EQT Corp.	5,375	84,979
Era Group, Inc. (2)	503	4,195
Evolution Petroleum Corp.	1,084	7,751
Exterran Corp. (2)	751	10,679
Exxon Mobil Corp. (5)	18,441	1,413,134
Frontline, Ltd./Bermuda (2)	227	1,816
FTS International, Inc. (2)	947	5,284
Goodrich Petroleum Corp. (2)	330	4,287
Gulfport Energy Corp. (2)	2,244	11,018
Hallador Energy Co.	1,020	5,743
Helix Energy Solutions Group, Inc. (2)	176	1,519
Helmerich & Payne, Inc.	1,961	99,266
Hess Corp.	2,256	143,414
Independence Contract Drilling, Inc. (2)	1,926	3,043
International Seaways, Inc. (2)	72	1,368
ION Geophysical Corp. (2)	508	4,089
Keane Group, Inc. (2)	3,500	23,520
Key Energy Services, Inc. (2)	729	1,640
Mammoth Energy Services, Inc.	219	1,507
Marathon Oil Corp.	11,468	162,960
Marathon Petroleum Corp.	9,861	551,033
Matrix Service Co. (2)	984	19,936
Common Stocks - Long — continued
McDermott International, Inc. (2)	4	39
Midstates Petroleum Co., Inc. (2)	799	4,706
Montage Resources Corp. (2)	260	1,586
Murphy Oil Corp.	696	17,156
Natural Gas Services Group, Inc. (2)	155	2,558
Nordic American Tankers, Ltd.	1,523	3,564
Northern Oil and Gas, Inc. (2)	2,591	5,001
Occidental Petroleum Corp. (5)	8,661	435,475
Oceaneering International, Inc. (2)	374	7,626
Overseas Shipholding Group, Inc. (2)	2,836	5,332
Parsley Energy, Inc. (2)	844	16,044
Patterson-UTI Energy, Inc.	9,629	110,830
PBF Energy, Inc.	1,914	59,908
Peabody Energy Corp.	987	23,787
Phillips 66	8,329	779,095
Pioneer Natural Resources Co.	449	69,083
ProPetro Holding Corp. (2)	1,652	34,196
QEP Resources, Inc. (2)	5,330	38,536
Quintana Energy Services, Inc. (2)	779	1,254
Renewable Energy Group, Inc. (2)	752	11,927
RigNet, Inc. (2)	902	9,092
SandRidge Energy, Inc. (2)	3,001	20,767
Scorpio Tankers, Inc.	296	8,738
Select Energy Services, Inc. (2)	1,767	20,515
Superior Energy Services, Inc. (2)	2,000	2,600
Talos Energy, Inc. (2)	1,119	26,912
Teekay Corp.	1,080	3,715
Tidewater, Inc. (2)	712	16,718
Transocean, Ltd. (2)	1,011	6,481
Unit Corp. (2)	1,043	9,272
Valero Energy Corp.	5,686	486,778
W&T Offshore, Inc. (2)	3,941	19,547
World Fuel Services Corp.	1,057	38,010
		8,274,725

Financials — 18.3%
1st Constitution Bancorp	100	1,847
1st Source Corp.	1,780	82,592
ACNB Corp.	1,044	41,311
Aflac, Inc.	18,995	1,041,116
AG Mortgage Investment Trust, Inc.	6,510	103,509
Alleghany Corp. (2)	200	136,222
Allstate Corp./The	7,047	716,609
Ally Financial, Inc.	17,871	553,822
American Express Co.	5,155	636,333
American National Insurance Co.	137	15,956
Apollo Commercial Real Estate Finance, Inc.	5,445	100,134

The accompanying notes are an integral part of these financial statements

Page 20	2019 Semiannual Report | June 30, 2019

Schedule of Investments
June 30, 2019 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - Long — continued
Arbor Realty Trust, Inc.	11,876	143,937
Ares Commercial Real Estate Corp.	10,765	159,968
Argo Group International Holdings, Ltd.	185	13,699
Arthur J Gallagher & Co.	2,835	248,318
Artisan Partners Asset Management, Inc.	2,208	60,764
Ashford, Inc. (2)	45	1,431
Atlantic Capital Bancshares, Inc. (2)	2,357	40,352
Auburn National Bancorporation, Inc.	51	1,709
AXA Equitable Holdings, Inc.	8,901	186,031
BancFirst Corp.	4,488	249,802
Bancorp, Inc./The (2)	8,324	74,250
BancorpSouth Bank	6,239	181,181
Bank of America Corp. (5)	45,538	1,320,602
Bank of Commerce Holdings	1,258	13,448
Bank of Marin Bancorp	855	35,072
BankFinancial Corp.	4,601	64,368
BankUnited, Inc.	7,748	261,418
Banner Corp.	2,524	136,675
BB&T Corp.	1,581	77,675
BCB Bancorp, Inc.	1,872	25,927
Berkshire Hathaway, Inc. - Class B (2)(5)	9,844	2,098,445
Berkshire Hills Bancorp, Inc.	910	28,565
BrightSphere Investment Group PLC	2,971	33,899
Brown & Brown, Inc.	10,863	363,911
Bryn Mawr Bank Corp.	554	20,675
C&F Financial Corp.	538	29,380
Cannae Holdings, Inc. (2)	4,123	119,485
Capital Bancorp, Inc. (2)	386	4,748
Capital City Bank Group, Inc.	696	17,296
Cathay General Bancorp	5,000	179,550
Cboe Global Markets, Inc.	222	23,006
CenterState Bank Corp.	5,380	123,901
Central Pacific Financial Corp.	139	4,164
Central Valley Community Bancorp	573	12,302
Century Bancorp, Inc./MA	76	6,680
Chemung Financial Corp.	92	4,447
Cincinnati Financial Corp.	2,602	269,749
CIT Group, Inc.	11,046	580,357
Citigroup, Inc.	8,188	573,406
Citizens & Northern Corp.	153	4,028
Citizens Financial Group, Inc.	16,354	578,277
Civista Bancshares, Inc.	445	9,990
CNB Financial Corp./PA	903	25,501
CNO Financial Group, Inc.	467	7,790
Codorus Valley Bancorp, Inc.	549	12,627
Comerica, Inc.	8,285	601,822
Community Bankers Trust Corp.	436	3,693
Common Stocks - Long — continued
Community Financial Corp./The	317	10,692
Community Trust Bancorp, Inc.	1,066	45,081
Crawford & Co.	388	3,612
Credit Acceptance Corp. (2)	188	90,960
Cullen/Frost Bankers, Inc.	616	57,695
Dime Community Bancshares, Inc.	996	18,914
Discover Financial Services	12,442	965,375
Ditech Holding Corp. Warrants - Class A (2)(8)	228	—
Ditech Holding Corp. Warrants - Class B (2)(8)	181	—
DNB Financial Corp.	160	7,115
Donnelley Financial Solutions, Inc. (2)	397	5,296
eHealth, Inc. (2)	32	2,755
Elevate Credit, Inc. (2)	1,312	5,405
Encore Capital Group, Inc. (2)	38	1,287
Enova International, Inc. (2)	1,192	27,476
Enterprise Financial Services Corp.	143	5,949
Erie Indemnity Co.	127	32,294
ESSA Bancorp, Inc.	344	5,246
Essent Group, Ltd. (2)	3,616	169,916
Evercore, Inc.	1,627	144,103
Exantas Capital Corp.	7,607	86,035
FactSet Research Systems, Inc.	608	174,228
Farmers National Banc Corp.	1,388	20,584
FB Financial Corp.	1,517	55,522
Federated Investors, Inc.	553	17,973
Fidelity National Financial, Inc.	5,919	238,536
Fidelity Southern Corp.	3,046	94,335
Fifth Third Bancorp	46,930	1,309,347
Financial Institutions, Inc.	1,122	32,706
First American Financial Corp.	4,079	219,042
First BanCorp/Puerto Rico	9,723	107,342
First Bancorp/Southern Pines NC	4,488	163,453
First Bank/Hamilton NJ	119	1,397
First Busey Corp.	9,756	257,656
First Business Financial Services, Inc.	1,514	35,579
First Choice Bancorp	500	11,370
First Citizens BancShares, Inc./NC	868	390,834
First Commonwealth Financial Corp.	450	6,062
First Community Bankshares, Inc.	755	25,489
First Defiance Financial Corp.	1,709	48,826
First Financial Corp./IN	731	29,357
First Financial Northwest, Inc.	300	4,245
First Hawaiian, Inc.	9,139	236,426
First Interstate BancSystem, Inc.	3,856	152,736
First Merchants Corp.	206	7,807

The accompanying notes are an integral part of these financial statements

2019 Semiannual Report | June 30, 2019	Page 21

Schedule of Investments
June 30, 2019 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - Long — continued
First Northwest Bancorp	459	7,459
FirstCash, Inc.	1,156	115,623
FNB Corp./PA	20,666	243,239
Fulton Financial Corp.	3,762	61,584
Genworth Financial, Inc. (2)	2,136	7,925
Granite Point Mortgage Trust, Inc.	6,076	116,598
Great Ajax Corp.	8,716	122,024
Great Southern Bancorp, Inc.	1,500	89,775
Great Western Bancorp, Inc.	4,284	153,024
Hallmark Financial Services, Inc. (2)	141	2,006
Hancock Whitney Corp.	1,129	45,228
Hanover Insurance Group, Inc./The	332	42,596
Hilltop Holdings, Inc.	7,001	148,911
Home Bancorp, Inc.	349	13,430
HomeStreet, Inc. (2)	1,704	50,507
Horizon Bancorp, Inc./IN	1,905	31,128
Houlihan Lokey, Inc.	1,248	55,573
Huntington Bancshares, Inc./OH (2)	31,600	436,712
IBERIABANK Corp.	7,887	598,229
Independence Holding Co.	126	4,879
Independent Bank Corp.	493	37,542
Independent Bank Corp./MI	7,099	154,687
International Bancshares Corp.	6,649	250,734
INTL. FCStone, Inc. (2)	908	35,948
Invesco Mortgage Capital, Inc.	36,049	581,110
Investar Holding Corp.	200	4,770
James River Group Holdings, Ltd.	912	42,773
JPMorgan Chase & Co. (5)	8,654	967,517
Kemper Corp.	2,141	184,747
KeyCorp	49,026	870,212
KKR Real Estate Finance Trust, Inc.	11,486	228,801
Ladder Capital Corp.	14,004	232,606
Ladenburg Thalmann Financial Services, Inc.	6,671	22,882
Lazard, Ltd.	2,958	101,726
Legg Mason, Inc.	422	16,154
LPL Financial Holdings, Inc.	2,005	163,548
Luther Burbank Corp.	531	5,783
M&T Bank Corp.	1,140	193,880
Macatawa Bank Corp.	797	8,177
MarketAxess Holdings, Inc.	384	123,425
Marlin Business Services Corp.	407	10,147
MBT Financial Corp.	3,953	39,609
Medley Management, Inc.	2,592	6,376
Mercantile Bank Corp.	3,820	124,456
Merchants Bancorp/IN	292	4,973
Mercury General Corp.	584	36,500
Common Stocks - Long — continued
MFA Financial, Inc.	57,327	411,608
MGIC Investment Corp. (2)	14,032	184,380
Middlefield Banc Corp.	32	1,312
MidWestOne Financial Group, Inc.	1,194	33,384
Moelis & Co.	1,197	41,835
Mr Cooper Group, Inc. (2)	4,415	35,364
MSCI, Inc.	3,119	744,786
National Bank Holdings Corp.	600	21,780
Navient Corp.	9,664	131,914
NewStar Financial Contingent Value Rights (2)(8)	95	—
Nicolet Bankshares, Inc. (2)	1,007	62,494
NMI Holdings, Inc. - Class A (2)	1,974	56,042
Northeast Bank	1,346	37,123
Northern Trust Corp.	2,875	258,750
Northrim BanCorp, Inc.	1,983	70,714
Norwood Financial Corp.	213	7,415
Ocwen Financial Corp. (2)	3,934	8,143
OFG Bancorp	2,273	54,029
Ohio Valley Banc Corp.	55	2,121
Old Republic International Corp.	18,657	417,544
Old Second Bancorp, Inc.	2,316	29,575
On Deck Capital, Inc. (2)	2,194	9,105
OneMain Holdings, Inc.	5,799	196,064
Oppenheimer Holdings, Inc.	3,382	92,058
Pacific Mercantile Bancorp (2)	1,591	13,126
PacWest Bancorp	8,771	340,578
Parke Bancorp, Inc.	1,455	34,847
PCB Bancorp	909	15,489
PCSB Financial Corp.	1,406	28,472
PennyMac Financial Services, Inc.	3,154	69,956
PennyMac Mortgage Investment Trust	9,890	215,899
Peoples Bancorp of North Carolina, Inc.	143	4,297
People’s United Financial, Inc.	2,772	46,514
People’s Utah Bancorp	645	18,963
Piper Jaffray Cos.	1,628	120,912
PNC Financial Services Group, Inc./The (5)	4,441	609,660
Popular, Inc.	6,163	334,281
Premier Financial Bancorp, Inc.	1,736	26,040
Progressive Corp./The	14,891	1,190,238
Protective Insurance Corp.	751	13,045
Provident Financial Holdings, Inc.	862	18,093
Prudential Financial, Inc.	8,313	839,613
Pzena Investment Management, Inc.	4,629	39,763
Radian Group, Inc.	11,711	267,596
Ready Capital Corp.	7,617	113,493
Regional Management Corp. (2)	543	14,319

The accompanying notes are an integral part of these financial statements

Page 22	2019 Semiannual Report | June 30, 2019

Schedule of Investments
June 30, 2019 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - Long — continued
Regions Financial Corp.	54,778	818,383
Reinsurance Group of America, Inc.	1,981	309,095
Republic Bancorp, Inc./KY	1,357	67,511
Riverview Bancorp, Inc.	1,023	8,736
Safety Insurance Group, Inc.	850	80,861
Santander Consumer USA Holdings, Inc. (2)	5,579	133,673
Shore Bancshares, Inc.	1,269	20,735
Sierra Bancorp	3,644	98,825
Signature Bank/New York NY	442	53,411
Silvercrest Asset Management Group, Inc.	899	12,613
Simmons First National Corp.	2,695	62,686
Southern Missouri Bancorp, Inc.	40	1,393
Southern National Bancorp of Virginia, Inc.	1,908	29,211
Stewart Information Services Corp.	3,091	125,155
Summit Financial Group, Inc.	1,426	38,288
SunTrust Banks, Inc.	15,585	979,517
Synchrony Financial	14,584	505,627
TCF Financial Corp.	26,557	552,120
TD Ameritrade Holding Corp.	8,773	437,948
Third Point Reinsurance, Ltd. (2)	643	6,636
Timberland Bancorp, Inc./WA	807	24,113
Tiptree, Inc.	1,725	10,868
TPG RE Finance Trust, Inc.	5,838	112,615
TriCo Bancshares	2,736	103,421
TrustCo Bank Corp. NY	6,808	53,919
United Community Banks, Inc./GA	5,862	167,419
United Community Financial Corp./OH	539	5,158
United Security Bancshares/Fresno CA	2,470	28,133
Unity Bancorp, Inc.	1,232	27,966
Univest Financial Corp.	2,949	77,441
Unum Group	2,298	77,098
US Bancorp	3,082	161,497
Waddell & Reed Financial, Inc.	1,382	23,038
Walker & Dunlop, Inc.	1,717	91,362
Waterstone Financial, Inc.	1,507	25,709
Wells Fargo & Co. (5)	17,267	817,074
West Bancorporation, Inc.	588	12,477
Western New England Bancorp, Inc.	427	3,988
World Acceptance Corp. (2)	157	25,765
WSFS Financial Corp.	1,305	53,897
		38,113,479

Healthcare — 11.1%
Abbott Laboratories (5)	4,723	397,204
AbbVie, Inc. (5)	5,809	422,430
ABIOMED, Inc. (2)	249	64,862
ACADIA Pharmaceuticals, Inc. (2)	287	7,672
Common Stocks - Long — continued
Accuray, Inc. (2)	1,625	6,289
AcelRx Pharmaceuticals, Inc. (2)	4,221	10,679
Achillion Pharmaceuticals, Inc. (2)	2,516	6,743
Aclaris Therapeutics, Inc. (2)	648	1,419
Acorda Therapeutics, Inc. (2)	872	6,688
Addus HomeCare Corp. (2)	127	9,519
ADMA Biologics, Inc. (2)	1,289	4,988
Aduro Biotech, Inc. (2)	1,209	1,862
Adverum Biotechnologies, Inc. (2)	1,241	14,755
Aeglea BioTherapeutics, Inc. (2)	317	2,171
Aerie Pharmaceuticals, Inc. (2)	1,198	35,401
Agenus, Inc. (2)	5,541	16,623
AgeX Therapeutics, Inc. (2)	455	1,670
Agilent Technologies, Inc.	1,774	132,465
Akebia Therapeutics, Inc. (2)	3,714	17,976
Akorn, Inc. (2)	1,387	7,143
Albireo Pharma, Inc. (2)	446	14,379
Aldeyra Therapeutics, Inc. (2)	959	5,754
Alexion Pharmaceuticals, Inc. (2)	2,986	391,106
Align Technology, Inc. (2)	640	175,168
Alkermes PLC (2)	254	5,725
Allena Pharmaceuticals, Inc. (2)	440	1,791
Allergan PLC (5)	1,978	331,177
Allscripts Healthcare Solutions, Inc. (2)	1,794	20,864
Alnylam Pharmaceuticals, Inc. (2)	1,299	94,255
AMAG Pharmaceuticals, Inc. (2)	818	8,172
Amedisys, Inc. (2)	194	23,554
AmerisourceBergen Corp.	1,466	124,991
Amgen, Inc. (5)	4,369	805,119
Amicus Therapeutics, Inc. (2)	5,852	73,033
AMN Healthcare Services, Inc. (2)	94	5,100
Amneal Pharmaceuticals, Inc. (2)	2,570	18,427
Amphastar Pharmaceuticals, Inc. (2)	414	8,740
Anavex Life Sciences Corp. (2)	1,874	6,315
AngioDynamics, Inc. (2)	1,129	22,230
ANI Pharmaceuticals, Inc. (2)	154	12,659
Anthem, Inc. (5)	573	161,706
Apellis Pharmaceuticals, Inc. (2)	450	11,403
Apollo Medical Holdings, Inc. (2)	462	7,720
Applied Genetic Technologies Corp./DE (2)	829	3,142
Aptinyx, Inc. (2)	1,419	4,739
Aquestive Therapeutics, Inc. (2)	1,451	6,094
Aratana Therapeutics, Inc. (2)	2,012	10,382
Aravive, Inc. (2)	1,058	6,348
Arbutus Biopharma Corp. (2)	849	1,766
Arcus Biosciences, Inc. (2)	639	5,080
Arena Pharmaceuticals, Inc. (2)	618	36,233

The accompanying notes are an integral part of these financial statements

2019 Semiannual Report | June 30, 2019	Page 23

Schedule of Investments
June 30, 2019 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - Long — continued
ArQule, Inc. (2)	1,751	19,279
Array BioPharma, Inc. (2)	894	41,419
Arrowhead Pharmaceuticals, Inc. (2)	559	14,814
Arvinas, Inc. (2)	133	2,925
Assembly Biosciences, Inc. (2)	381	5,140
Assertio Therapeutics, Inc. (2)	1,064	3,671
Atara Biotherapeutics, Inc. (2)	452	9,090
Athersys, Inc. (2)	1,300	2,184
Atrion Corp.	2	1,705
Audentes Therapeutics, Inc. (2)	726	27,486
Avid Bioservices, Inc. (2)	852	4,771
Avrobio, Inc. (2)	248	4,032
Baxter International, Inc.	8,686	711,383
BioCryst Pharmaceuticals, Inc. (2)	2,214	8,391
Biogen, Inc. (2)(5)	1,828	427,514
Biohaven Pharmaceutical Holding Co., Ltd. (2)	88	3,854
Bio-Rad Laboratories, Inc. (2)	137	42,825
Bio-Techne Corp.	188	39,196
Blueprint Medicines Corp. (2)	94	8,867
Bristol-Myers Squibb Co. (5)	10,795	489,553
Brookdale Senior Living, Inc. (2)	2,461	17,744
Bruker Corp.	2,082	103,996
Calithera Biosciences, Inc. (2)	1,373	5,355
Calyxt, Inc. (2)	321	4,006
Cantel Medical Corp.	49	3,951
Capital Senior Living Corp. (2)	707	3,556
Cardinal Health, Inc.	5,046	237,667
CareDx, Inc. (2)	172	6,190
Castlight Health, Inc. (2)	614	1,983
Catalent, Inc. (2)	2,921	158,347
Catalyst Pharmaceuticals, Inc. (2)	1,603	6,156
Celgene Corp. (2)(5)	4,770	440,939
Cellular Biomedicine Group, Inc. (2)	353	5,835
Cerner Corp.	12,457	913,098
Charles River Laboratories International, Inc. (2)	400	56,760
Chemed Corp.	285	102,839
ChemoCentryx, Inc. (2)	358	3,329
Chimerix, Inc. (2)	1,929	8,333
Cidara Therapeutics, Inc. (2)	5,103	8,573
Clearside Biomedical, Inc. (2)	695	675
Clovis Oncology, Inc. (2)	251	3,732
Coherus Biosciences, Inc. (2)	1,597	35,294
Collegium Pharmaceutical, Inc. (2)	607	7,982
Computer Programs & Systems, Inc.	509	14,145
Concert Pharmaceuticals, Inc. (2)	299	3,588
Common Stocks - Long — continued
CONMED Corp.	492	42,100
Cooper Cos., Inc./The	119	40,090
Corium International Contingent Value Rights (2)(8)	106	—
Corvus Pharmaceuticals, Inc. (2)	1,006	3,762
CryoPort, Inc. (2)	569	10,424
Cue Biopharma, Inc. (2)	510	4,585
Cutera, Inc. (2)	333	6,920
CVS Health Corp.	1,400	76,286
Cymabay Therapeutics, Inc. (2)	1,987	14,227
Cytokinetics, Inc. (2)	1,944	21,870
CytomX Therapeutics, Inc. (2)	1,431	16,056
Danaher Corp. (5)	5,083	726,462
DENTSPLY SIRONA, Inc.	3,616	211,030
Dermira, Inc. (2)	582	5,564
DexCom, Inc. (2)	24	3,596
Dicerna Pharmaceuticals, Inc. (2)	613	9,655
Dova Pharmaceuticals, Inc. (2)	298	4,202
Eagle Pharmaceuticals, Inc./DE (2)	41	2,283
Editas Medicine, Inc. (2)	118	2,919
Edwards Lifesciences Corp. (2)	287	53,020
Eiger BioPharmaceuticals, Inc. (2)	606	6,424
ElectroCore, Inc. (2)	741	1,482
Eli Lilly & Co. (5)	4,416	489,249
Eloxx Pharmaceuticals, Inc. (2)	541	5,394
Enanta Pharmaceuticals, Inc. (2)	21	1,772
Encompass Health Corp.	2,513	159,224
Endo International PLC (2)	9,318	38,390
Endologix, Inc. (2)	748	5,416
Ensign Group, Inc./The	237	13,490
Enzo Biochem, Inc. (2)	1,760	5,931
Epizyme, Inc. (2)	112	1,406
Evolent Health, Inc. (2)	666	5,295
Evolus, Inc. (2)	771	11,272
Exact Sciences Corp. (2)	593	69,998
Exelixis, Inc. (2)	2,018	43,125
Fate Therapeutics, Inc. (2)	637	12,931
Fennec Pharmaceuticals, Inc. (2)	1,056	4,224
Five Prime Therapeutics, Inc. (2)	1,883	11,354
Flexion Therapeutics, Inc. (2)	236	2,903
FONAR Corp. (2)	404	8,690
Fortress Biotech, Inc. (2)	1,648	2,472
Gilead Sciences, Inc. (5)	11,735	792,817
Glaukos Corp. (2)	147	11,084
Global Blood Therapeutics, Inc. (2)	40	2,104
Globus Medical, Inc. (2)	259	10,956
Harvard Bioscience, Inc. (2)	871	1,742

The accompanying notes are an integral part of these financial statements

Page 24	2019 Semiannual Report | June 30, 2019

Schedule of Investments
June 30, 2019 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - Long — continued
HCA Healthcare, Inc.	6,751	912,533
HealthEquity, Inc. (2)	382	24,983
HealthStream, Inc. (2)	978	25,291
Hill-Rom Holdings, Inc.	1,959	204,951
HMS Holdings Corp. (2)	183	5,927
Hologic, Inc. (2)	2,990	143,580
Horizon Therapeutics Plc (2)	875	21,053
Humana, Inc.	2,372	629,292
Idera Pharmaceuticals, Inc. (2)	795	2,123
Immunic, Inc. (2)	160	1,835
ImmunoGen, Inc. (2)	684	1,484
Incyte Corp. (2)	604	51,316
Infinity Pharmaceuticals, Inc. (2)	2,246	4,043
Innovate Biopharmaceuticals, Inc. (2)	1,494	1,733
Insmed, Inc. (2)	55	1,408
Integer Holdings Corp. (2)	717	60,171
Integra LifeSciences Holdings Corp. (2)	32	1,787
Intellia Therapeutics, Inc. (2)	119	1,948
Intercept Pharmaceuticals, Inc. (2)	74	5,888
Intersect ENT, Inc. (2)	249	5,667
Intra-Cellular Therapies, Inc. (2)	1,878	24,376
Invacare Corp.	480	2,491
Invitae Corp. (2)	617	14,500
Iovance Biotherapeutics, Inc. (2)	594	14,565
IQVIA Holdings, Inc. (2)	1,326	213,353
Ironwood Pharmaceuticals, Inc. (2)	130	1,422
Jazz Pharmaceuticals PLC (2)	467	66,576
Johnson & Johnson (5)	11,671	1,625,537
Jounce Therapeutics, Inc. (2)	1,855	9,182
Kadmon Holdings, Inc. (2)	1,190	2,451
Kala Pharmaceuticals, Inc. (2)	1,427	9,104
Kindred Biosciences, Inc. (2)	1,013	8,438
Kura Oncology, Inc. (2)	730	14,374
La Jolla Pharmaceutical Co. (2)	318	2,942
Lannett Co., Inc. (2)	2,098	12,714
Lantheus Holdings, Inc. (2)	616	17,433
LeMaitre Vascular, Inc.	513	14,354
LHC Group, Inc. (2)	379	45,321
Lipocine, Inc. (2)	3,408	6,646
LivaNova PLC (2)	340	24,466
Magellan Health, Inc. (2)	700	51,961
Magenta Therapeutics, Inc. (2)	90	1,328
Mallinckrodt PLC (2)	2,009	18,443
MannKind Corp. (2)	1,143	1,314
Marinus Pharmaceuticals, Inc. (2)	1,953	8,105
Masimo Corp. (2)	1,294	192,573
McKesson Corp.	556	74,721
Common Stocks - Long — continued
Medicines Co./The (2)	1,195	43,582
Medidata Solutions, Inc. (2)	245	22,175
MEDNAX, Inc. (2)	810	20,436
Medtronic PLC (5)	12,952	1,261,395
MeiraGTx Holdings plc (2)	147	3,951
Melinta Therapeutics, Inc. (2)	795	5,287
Menlo Therapeutics, Inc. (2)	614	3,678
Merck & Co., Inc. (5)	17,249	1,446,329
Meridian Bioscience, Inc.	767	9,112
Merit Medical Systems, Inc. (2)	541	32,222
Mersana Therapeutics, Inc. (2)	323	1,308
Minerva Neurosciences, Inc. (2)	1,442	8,118
Miragen Therapeutics, Inc. (2)	1,097	2,249
Mirati Therapeutics, Inc. (2)	213	21,939
Molecular Templates, Inc. (2)	1,484	12,391
Molina Healthcare, Inc. (2)	204	29,201
Mustang Bio, Inc. (2)	1,535	5,649
Mylan NV (2)	9,445	179,833
MyoKardia, Inc. (2)	575	28,831
NantKwest, Inc. (2)	1,532	1,563
Natera, Inc. (2)	840	23,167
National Research Corp.	62	3,571
Natus Medical, Inc. (2)	223	5,729
Neos Therapeutics, Inc. (2)	1,952	2,518
NewLink Genetics Corp. (2)	2,377	3,518
NextGen Healthcare, Inc. (2)	614	12,219
Novavax, Inc. (2)	252	1,477
Novus Therapeutics, Inc. (2)	2,546	2,571
Ocular Therapeutix, Inc. (2)	908	3,995
Odonate Therapeutics, Inc. (2)	527	19,336
Oncternal Therapeutics, Inc. (2)(3)	643	4,282
OPKO Health, Inc. (2)	3,859	9,416
OraSure Technologies, Inc. (2)	862	7,999
Orthofix Medical, Inc. (2)	623	32,944
Osmotica Pharmaceuticals PLC (2)	1,577	5,993
Otonomy, Inc. (2)	5,886	16,187
Owens & Minor, Inc.	971	3,107
Pacira BioSciences, Inc. (2)	162	7,045
Perrigo Co. PLC	1,968	93,716
Pfenex, Inc. (2)	1,035	6,976
Pfizer, Inc. (5)	32,875	1,424,145
Phibro Animal Health Corp.	447	14,201
Pieris Pharmaceuticals, Inc. (2)	4,252	19,984
Portola Pharmaceuticals, Inc. (2)	289	7,841
PRA Health Sciences, Inc. (2)	672	66,629
Principia Biopharma, Inc. (2)	141	4,680
Progenics Pharmaceuticals, Inc. (2)	3,032	18,707

The accompanying notes are an integral part of these financial statements

2019 Semiannual Report | June 30, 2019	Page 25

Schedule of Investments
June 30, 2019 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - Long — continued
Protagonist Therapeutics, Inc. (2)	225	2,725
Prothena Corp. PLC (2)	2,677	28,296
Providence Service Corp./The (2)	79	4,530
PTC Therapeutics, Inc. (2)	71	3,195
Puma Biotechnology, Inc. (2)	684	8,694
Quest Diagnostics, Inc.	475	48,360
Quorum Health Corp. (2)	1,179	1,639
Ra Pharmaceuticals, Inc. (2)	75	2,255
Radius Health, Inc. (2)	1,390	33,860
Reata Pharmaceuticals, Inc. (2)	28	2,642
Recro Pharma, Inc. (2)	1,100	11,187
Regeneron Pharmaceuticals, Inc. (2)	20	6,260
REGENXBIO, Inc. (2)	93	4,777
ResMed, Inc.	204	24,894
resTORbio, Inc. (2)	323	3,295
Retrophin, Inc. (2)	541	10,869
Rhythm Pharmaceuticals, Inc. (2)	76	1,672
Rigel Pharmaceuticals, Inc. (2)	1,494	3,899
RTI Surgical Holdings, Inc. (2)	2,495	10,604
Sage Therapeutics, Inc. (2)	36	6,591
Sarepta Therapeutics, Inc. (2)	208	31,606
Savara, Inc. (2)	1,494	3,541
scPharmaceuticals, Inc. (2)	967	3,085
SeaSpine Holdings Corp. (2)	275	3,644
Select Medical Holdings Corp. (2)	499	7,919
Sienna Biopharmaceuticals, Inc. (2)	1,808	1,573
Simulations Plus, Inc.	87	2,485
Spark Therapeutics, Inc. (2)	127	13,002
Spero Therapeutics, Inc. (2)	535	6,158
Spring Bank Pharmaceuticals, Inc. (2)	532	1,963
STERIS PLC	414	61,636
Surface Oncology, Inc. (2)	1,271	3,584
Syndax Pharmaceuticals, Inc. (2)	497	4,627
Syneos Health, Inc. (2)	959	48,995
Synlogic, Inc. (2)	295	2,685
T2 Biosystems, Inc. (2)	845	1,420
Tandem Diabetes Care, Inc. (2)	389	25,098
Tenet Healthcare Corp. (2)	1,014	20,949
TG Therapeutics, Inc. (2)	622	5,380
Tivity Health, Inc. (2)	11	181
Tocagen, Inc. (2)	1,037	6,927
Tyme Technologies, Inc. (2)(3)	1,319	1,609
United Therapeutics Corp. (2)	496	38,718
UnitedHealth Group, Inc. (5)	2,978	726,662
UNITY Biotechnology, Inc. (2)	469	4,456
Universal Health Services, Inc.	322	41,986
Unum Therapeutics, Inc. (2)	569	1,491
Common Stocks - Long — continued
Utah Medical Products, Inc.	16	1,531
Varian Medical Systems, Inc. (2)	653	88,893
Veeva Systems, Inc. (2)	260	42,149
Veracyte, Inc. (2)	94	2,680
Vertex Pharmaceuticals, Inc. (2)	3,188	584,615
Voyager Therapeutics, Inc. (2)	835	22,729
WellCare Health Plans, Inc. (2)	112	31,928
West Pharmaceutical Services, Inc.	235	29,410
X4 Pharmaceuticals, Inc. (2)	205	3,075
Xeris Pharmaceuticals, Inc. (2)	381	4,359
XOMA Corp. (2)	211	3,135
Zimmer Biomet Holdings, Inc.	3,760	442,702
Zoetis, Inc.	4,432	502,988
		23,166,822

Industrials — 11.1%
ACCO Brands Corp.	6,855	53,949
Advanced Disposal Services, Inc. (2)	307	9,796
AGCO Corp.	2,220	172,205
Aircastle, Ltd.	884	18,794
Albany International Corp.	388	32,169
Allison Transmission Holdings, Inc.	5,406	250,568
American Woodmark Corp. (2)	830	70,235
Aqua Metals, Inc. (2)	7,390	12,341
ARC Document Solutions, Inc. (2)	3,057	6,236
Armstrong Flooring, Inc. (2)	424	4,176
Armstrong World Industries, Inc.	2,693	261,760
Astronics Corp. (2)	141	5,671
Atkore International Group, Inc. (2)	1,389	35,933
Barnes Group, Inc.	697	39,269
Barrett Business Services, Inc.	358	29,571
BG Staffing, Inc.	182	3,436
Blue Bird Corp. (2)	186	3,662
BlueLinx Holdings, Inc. (2)	163	3,229
BMC Stock Holdings, Inc. (2)	2,777	58,872
Boeing Co./The (5)	2,182	794,270
BrightView Holdings, Inc. (2)	847	15,847
Builders FirstSource, Inc. (2)	6,437	108,528
Carlisle Cos., Inc.	379	53,215
Casella Waste Systems, Inc. (2)	425	16,843
Caterpillar, Inc.	2,900	395,241
Charah Solutions, Inc. (2)	268	1,474
Cintas Corp.	452	107,255
Clean Harbors, Inc. (2)	149	10,594
Comfort Systems USA, Inc.	609	31,053
Commercial Vehicle Group, Inc. (2)	2,365	18,967
Continental Building Products, Inc. (2)	562	14,932

The accompanying notes are an integral part of these financial statements

Page 26	2019 Semiannual Report | June 30, 2019

Schedule of Investments
June 30, 2019 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - Long — continued
Copart, Inc. (2)	3,259	243,578
CoStar Group, Inc. (2)	227	125,772
Covenant Transportation Group, Inc. (2)	247	3,633
CRA International, Inc.	37	1,418
Crane Co.	2,149	179,313
CSW Industrials, Inc.	465	31,690
CSX Corp. (5)	9,460	731,920
Cummins, Inc.	3,721	637,556
Deere & Co.	1,115	184,767
Delta Air Lines, Inc.	4,793	272,003
Deluxe Corp.	2,012	81,808
Donaldson Co., Inc.	1,238	62,965
Ducommun, Inc. (2)	245	11,042
DXP Enterprises, Inc./TX (2)	188	7,123
Eagle Bulk Shipping, Inc. (2)	1,201	6,293
Eastern Co./The	66	1,849
Eaton Corp. PLC	9,859	821,058
EMCOR Group, Inc.	750	66,075
Emerson Electric Co.	13,127	875,833
Encore Wire Corp.	279	16,344
Energous Corp. (2)	835	3,649
EnerSys	208	14,248
Ennis, Inc.	828	16,991
EnPro Industries, Inc.	854	54,519
Fastenal Co.	2,548	83,039
Federal Signal Corp.	3,051	81,614
Fluor Corp.	3,844	129,504
Forrester Research, Inc.	435	20,458
Fortune Brands Home & Security, Inc.	5,060	289,078
Foundation Building Materials, Inc. (2)	2,132	37,907
Generac Holdings, Inc. (2)	813	56,430
Gorman-Rupp Co./The	335	10,998
Graco, Inc.	5,976	299,876
GrafTech International, Ltd.	1,157	13,306
Great Lakes Dredge & Dock Corp. (2)	153	1,689
Harsco Corp. (2)	814	22,336
HD Supply Holdings, Inc. (2)	4,128	166,276
Heartland Express, Inc.	616	11,131
Heidrick & Struggles International, Inc.	383	11,479
Heritage-Crystal Clean, Inc. (2)	482	12,681
Herman Miller, Inc.	2,183	97,580
Hexcel Corp.	136	11,000
Hillenbrand, Inc.	2,756	109,055
HNI Corp.	1,522	53,848
Hubbell, Inc.	19	2,478
Huntington Ingalls Industries, Inc.	1,384	311,040
Hurco Cos., Inc.	313	11,130
Common Stocks - Long — continued
Hyster-Yale Materials Handling, Inc.	168	9,284
IAA, Inc. (2)	1,025	39,750
ICF International, Inc.	290	21,112
IDEX Corp.	466	80,217
Illinois Tool Works, Inc.	125	18,851
Ingersoll-Rand PLC	9,948	1,260,113
ITT, Inc.	3,362	220,144
Jacobs Engineering Group, Inc.	1,230	103,800
JELD-WEN Holding, Inc. (2)	369	7,834
Kadant, Inc.	113	10,262
Kansas City Southern	2,105	256,431
KAR Auction Services, Inc.	1,025	25,625
Kelly Services, Inc. - Class A	2,771	72,572
Kennametal, Inc.	3,337	123,436
Kforce, Inc.	407	14,282
Kimball International, Inc. - Class B	4,543	79,184
Knoll, Inc.	2,387	54,853
L3 Technologies, Inc.	674	165,245
Landstar System, Inc.	2,676	288,981
Lawson Products, Inc./DE (2)	177	6,501
LB Foster Co. - Class A (2)	453	12,385
Lennox International, Inc.	326	89,650
Lincoln Electric Holdings, Inc.	1,513	124,550
LSC Communications, Inc.	4,488	16,471
LSI Industries, Inc.	1,663	6,070
ManpowerGroup, Inc.	2,549	246,233
Marten Transport, Ltd.	656	11,906
Masco Corp.	5,357	210,209
Masonite International Corp. (2)	2,792	147,083
Matson, Inc.	1,328	51,593
Maxar Technologies, Inc.	289	2,260
McGrath RentCorp	715	44,437
Mercury Systems, Inc. (2)	331	23,286
Meritor, Inc. (2)	1,433	34,750
Mesa Air Group, Inc. (2)	260	2,376
Miller Industries, Inc./TN	1,042	32,042
Moog, Inc.	1,040	97,354
MSC Industrial Direct Co., Inc.	1,901	141,168
Mueller Industries, Inc.	843	24,675
MYR Group, Inc. (2)	509	19,011
Navigant Consulting, Inc.	1,341	31,098
Navistar International Corp. (2)	662	22,806
Norfolk Southern Corp.	5,432	1,082,761
nVent Electric PLC	53	1,314
Old Dominion Freight Line, Inc.	2,283	340,761
Oshkosh Corp.	3,877	323,691
Owens Corning	1,580	91,956

The accompanying notes are an integral part of these financial statements

2019 Semiannual Report | June 30, 2019	Page 27

Schedule of Investments
June 30, 2019 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - Long — continued
PACCAR, Inc.	12,692	909,509
Parker-Hannifin Corp.	5,040	856,850
Park-Ohio Holdings Corp.	648	21,118
Patrick Industries, Inc. (2)	644	31,678
Primoris Services Corp.	964	20,177
Quad/Graphics, Inc.	3,072	24,300
Quanex Building Products Corp.	1,925	36,363
Quanta Services, Inc.	7,589	289,824
Radiant Logistics, Inc. (2)	2,036	12,501
Raytheon Co.	1,080	187,790
Regal Beloit Corp.	56	4,576
Resideo Technologies, Inc. (2)	64	1,403
Resources Connection, Inc.	338	5,411
RR Donnelley & Sons Co.	6,817	13,429
Rush Enterprises, Inc.	1,514	55,291
Ryder System, Inc.	725	42,268
Safe Bulkers, Inc. (2)	10,564	16,480
SkyWest, Inc.	330	20,021
Southwest Airlines Co.	11,059	561,576
SP Plus Corp. (2)	1,002	31,994
Spirit AeroSystems Holdings, Inc.	2,146	174,620
Spirit Airlines, Inc. (2)	203	9,689
SPX Corp. (2)	879	29,025
Standex International Corp.	206	15,067
Steelcase, Inc. - Class A	2,149	36,748
Sterling Construction Co., Inc. (2)	883	11,850
Tetra Tech, Inc.	625	49,094
Textron, Inc.	6,379	338,342
Thermon Group Holdings, Inc. (2)	1,701	43,631
Timken Co./The	4,106	210,802
Titan Machinery, Inc. (2)	171	3,519
Toro Co./The	4,751	317,842
TPI Composites, Inc. (2)	258	6,378
TriMas Corp. (2)	2,101	65,068
Triton International, Ltd./Bermuda	2,258	73,972
TrueBlue, Inc. (2)	2,027	44,716
UniFirst Corp./MA	336	63,360
Union Pacific Corp. (5)	8,198	1,386,364
United Airlines Holdings, Inc. (2)	4,066	355,978
United Rentals, Inc. (2)	166	22,017
United Technologies Corp.	475	61,845
Universal Forest Products, Inc.	1,199	45,634
Valmont Industries, Inc.	1,209	153,313
Vectrus, Inc. (2)	682	27,662
Viad Corp.	249	16,494
Wabash National Corp.	2,103	34,216
Waste Management, Inc.	7,889	910,154
Common Stocks - Long — continued
Watsco, Inc.	663	108,420
WESCO International, Inc. (2)	2,294	116,191
Woodward, Inc.	948	107,276
YRC Worldwide, Inc. (2)	3,081	12,416
		23,020,106

Information Technology — 18.4%
A10 Networks, Inc. (2)	3,744	25,534
Accenture PLC (5)	5,301	979,466
ACI Worldwide, Inc. (2)	381	13,084
ACM Research, Inc. (2)	146	2,279
Adobe, Inc. (2)(5)	4,452	1,311,782
ADTRAN, Inc.	1,038	15,830
Advanced Micro Devices, Inc. (2)	5,419	164,575
Agilysys, Inc. (2)	318	6,827
ALJ Regional Holdings, Inc. (2)	927	1,437
Alliance Data Systems Corp.	370	51,848
Altair Engineering, Inc. (2)	54	2,181
Amber Road, Inc. (2)	101	1,319
Amdocs, Ltd.	1,057	65,629
American Software, Inc./GA	761	10,007
Amkor Technology, Inc. (2)	11,562	86,253
Anixter International, Inc. (2)	503	30,034
ANSYS, Inc. (2)	1,379	282,447
Appfolio, Inc. (2)	13	1,330
Apple, Inc. (5)	20,371	4,031,828
Applied Materials, Inc.	10,874	488,351
Arrow Electronics, Inc. (2)	2,395	170,692
Aspen Technology, Inc. (2)	1,597	198,475
Atlassian Corp. PLC (2)	298	38,990
Autodesk, Inc. (2)	1,533	249,726
Avalara, Inc. (2)	177	12,779
Avaya Holdings Corp. (2)	2,751	32,764
Avid Technology, Inc. (2)	951	8,673
Avnet, Inc.	4,145	187,644
AVX Corp.	401	6,657
Axcelis Technologies, Inc. (2)	440	6,622
Badger Meter, Inc.	111	6,626
Benchmark Electronics, Inc.	4,105	103,118
Black Knight, Inc. (2)	607	36,511
Booz Allen Hamilton Holding Corp.	3,954	261,794
Bottomline Technologies DE, Inc. (2)	562	24,863
Broadcom, Inc. (5)	1,945	559,888
Broadridge Financial Solutions, Inc.	1,042	133,043
CACI International, Inc. - Class A (2)	507	103,727
Cadence Design Systems, Inc. (2)	7,914	560,390
CalAmp Corp. (2)	2,378	27,775

The accompanying notes are an integral part of these financial statements

Page 28	2019 Semiannual Report | June 30, 2019

Schedule of Investments
June 30, 2019 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - Long — continued
Cardtronics PLC (2)	47	1,284
Casa Systems, Inc. (2)	888	5,710
Cass Information Systems, Inc.	434	21,040
CDK Global, Inc.	3,562	176,105
CDW Corp./DE	1,238	137,418
ChannelAdvisor Corp. (2)	1,131	9,908
Ciena Corp. (2)	1,341	55,155
Cirrus Logic, Inc. (2)	1,251	54,669
Cisco Systems, Inc. (5)	34,253	1,874,667
Cision, Ltd. (2)	4,953	58,099
Citrix Systems, Inc.	2,359	231,512
CommScope Holding Co., Inc. (2)	1,811	28,487
CommVault Systems, Inc. (2)	2,661	132,039
Comtech Telecommunications Corp.	1,870	52,566
CoreLogic, Inc./United States (2)	372	15,561
Cornerstone OnDemand, Inc. (2)	2,230	129,184
Corning, Inc.	7,067	234,836
CPI Card Group, Inc. (2)	2,281	5,703
Cypress Semiconductor Corp.	1,527	33,960
DASAN Zhone Solutions, Inc. (2)	336	4,365
Dell Technologies, Inc. - Class C (2)	3,439	174,701
Diebold Nixdorf, Inc. (2)	812	7,438
Digi International, Inc. (2)	1,604	20,339
Diodes, Inc. (2)	855	31,096
Dolby Laboratories, Inc.	2,100	135,660
DXC Technology Co.	6,950	383,293
EchoStar Corp. (2)	1,994	88,374
Electronics For Imaging, Inc. (2)	52	1,919
Endurance International Group Holdings, Inc. (2)	4,429	21,259
Enphase Energy, Inc. (2)	472	8,605
Entegris, Inc.	1,534	57,249
EPAM Systems, Inc. (2)	1,469	254,284
ePlus, Inc. (2)	133	9,169
EVERTEC, Inc.	905	29,594
Extreme Networks, Inc. (2)	6,196	40,088
F5 Networks, Inc. (2)	1,594	232,134
Fabrinet (2)	907	45,051
Fair Isaac Corp. (2)	601	188,726
FormFactor, Inc. (2)	625	9,794
Fortinet, Inc. (2)	1,318	101,262
Hackett Group, Inc./The	774	12,995
Hewlett Packard Enterprise Co.	36,474	545,286
HP, Inc.	41,395	860,602
I3 Verticals, Inc. (2)	376	11,073
Ichor Holdings, Ltd. (2)	298	7,045
Information Services Group, Inc. (2)	3,086	9,752
Common Stocks - Long — continued
Insight Enterprises, Inc. (2)	974	56,687
Intel Corp. (5)	21,592	1,033,609
InterDigital, Inc.	1,266	81,530
Internap Corp. (2)	1,160	3,492
International Business Machines Corp. (5)	6,260	863,254
Intevac, Inc. (2)	913	4,419
Intuit, Inc.	5,085	1,328,863
j2 Global, Inc.	1,110	98,668
Jabil, Inc.	4,591	145,076
Juniper Networks, Inc.	14,806	394,284
KBR, Inc.	5,490	136,921
Keysight Technologies, Inc. (2)	2,167	194,618
Kimball Electronics, Inc. (2)	482	7,828
KLA-Tencor Corp.	2,077	245,501
Kopin Corp. (2)	1,331	1,451
Lam Research Corp.	1,751	328,908
Lattice Semiconductor Corp. (2)	965	14,079
Leidos Holdings, Inc.	4,790	382,482
Limelight Networks, Inc. (2)	478	1,291
LiveRamp Holdings, Inc. (2)	523	25,355
LogMeIn, Inc.	2,728	200,999
Majesco (2)	182	1,694
ManTech International Corp./VA	358	23,574
Mastercard, Inc. (5)	5,957	1,575,805
Maxim Integrated Products, Inc.	7,370	440,873
MAXIMUS, Inc.	1,225	88,862
Methode Electronics, Inc.	1,327	37,912
Micron Technology, Inc. (2)	13,679	527,873
Microsoft Corp. (5)	33,260	4,455,510
MicroStrategy, Inc. (2)	598	85,699
Mitek Systems, Inc. (2)	789	7,843
MKS Instruments, Inc.	234	18,226
MobileIron, Inc. (2)	234	1,451
MoneyGram International, Inc. (2)	4,015	9,917
Monotype Imaging Holdings, Inc.	2,886	48,600
Motorola Solutions, Inc.	1,506	251,095
Nanometrics, Inc. (2)	109	3,783
Napco Security Technologies, Inc. (2)	415	12,317
NCR Corp. (2)	1,607	49,978
NeoPhotonics Corp. (2)	846	3,536
NetApp, Inc.	1,522	93,907
NIC, Inc.	1,982	31,791
Novanta, Inc. (2)	212	19,992
Nuance Communications, Inc. (2)	8,989	143,554
NVE Corp.	58	4,039
NXP Semiconductors NV	3,651	356,374
ON Semiconductor Corp. (2)	4,540	91,753

The accompanying notes are an integral part of these financial statements

2019 Semiannual Report | June 30, 2019	Page 29

Schedule of Investments
June 30, 2019 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - Long — continued
Oracle Corp. (5)	17,518	998,000
OSI Systems, Inc. (2)	201	22,639
Paycom Software, Inc. (2)	473	107,239
PayPal Holdings, Inc. (2)	3,107	355,627
PC Connection, Inc.	82	2,868
Perficient, Inc. (2)	2,209	75,813
Perspecta, Inc.	2,233	52,275
PFSweb, Inc. (2)	1,128	4,568
Photronics, Inc. (2)	926	7,593
Plexus Corp. (2)	200	11,674
Presidio, Inc.	4,814	65,807
Progress Software Corp.	1,986	86,629
QAD, Inc. - Class A	47	1,890
Qorvo, Inc. (2)	613	40,832
QUALCOMM, Inc.	5,295	402,791
Rapid7, Inc. (2)	100	5,784
RingCentral, Inc. - Class A (2)	238	27,351
Rogers Corp. (2)	143	24,679
Rudolph Technologies, Inc. (2)	890	24,591
Sabre Corp.	1,052	23,354
salesforce.com, Inc. (2)	452	68,582
Sanmina Corp. (2)	1,460	44,209
Science Applications International Corp.	1,053	91,148
Semtech Corp. (2)	1,539	73,949
Silicon Laboratories, Inc. (2)	170	17,578
Skyworks Solutions, Inc.	1,497	115,673
SMART Global Holdings, Inc. (2)	572	13,150
SolarWinds Corp. (2)	3,580	65,657
SPS Commerce, Inc. (2)	31	3,169
SS&C Technologies Holdings, Inc.	875	50,409
SunPower Corp. (2)	301	3,218
Sykes Enterprises, Inc. (2)	1,052	28,888
Symantec Corp.	12,613	274,459
SYNNEX Corp.	197	19,385
Synopsys, Inc. (2)	3,754	483,102
Tableau Software, Inc. (2)	525	87,161
Tech Data Corp. (2)	1,173	122,696
Telaria, Inc. (2)	907	6,821
Teradata Corp. (2)	365	13,085
Teradyne, Inc.	4,419	211,714
Texas Instruments, Inc. (5)	10,448	1,199,012
TiVo Corp.	9,066	66,816
Trade Desk, Inc./The (2)	228	51,934
TTEC Holdings, Inc.	438	20,406
Twilio, Inc. (2)	47	6,408
Ubiquiti Networks, Inc.	131	17,227
Upland Software, Inc. (2)	729	33,191
Common Stocks - Long — continued
Varonis Systems, Inc. (2)	773	47,880
Verint Systems, Inc. (2)	1,403	75,453
VeriSign, Inc. (2)	523	109,391
Veritone, Inc. (2)	517	4,322
Versum Materials, Inc.	463	23,882
Viavi Solutions, Inc. (2)	4,111	54,635
Visa, Inc.	3,082	534,881
Vishay Precision Group, Inc. (2)	177	7,192
VMware, Inc.	1,132	189,282
Western Digital Corp.	3,027	143,934
Western Union Co./The	6,394	127,177
Workiva, Inc. (2)	524	30,439
Xerox Corp.	5,936	210,194
Xilinx, Inc.	2,239	264,023
Xperi Corp.	786	16,184
Zendesk, Inc. (2)	1,059	94,283
Zscaler, Inc. (2)	577	44,221
		38,295,551

Materials — 3.2%
AdvanSix, Inc. (2)	2,448	59,805
Air Products & Chemicals, Inc.	2,180	493,487
Amyris, Inc. (2)	565	2,011
Berry Global Group, Inc. (2)	556	29,240
Cabot Corp.	1,049	50,048
Celanese Corp.	1,001	107,908
CF Industries Holdings, Inc.	1,828	85,386
Chemours Co./The	2,204	52,896
Dow Chemical Co./The (2)	3,765	185,652
Eagle Materials, Inc.	2,412	223,592
Eastman Chemical Co.	4,833	376,152
Ecolab, Inc.	3,185	628,846
FutureFuel Corp.	1,272	14,870
Global Brass & Copper Holdings, Inc.	92	4,023
Greif, Inc. - Class A	456	14,843
Hawkins, Inc.	171	7,423
Ingevity Corp. (2)	686	72,147
Innophos Holdings, Inc.	263	7,656
Innospec, Inc.	773	70,529
International Paper Co.	17,551	760,309
Kaiser Aluminum Corp.	118	11,518
Kraton Corp. (2)	383	11,900
Louisiana-Pacific Corp.	2,525	66,206
LyondellBasell Industries NV	10,534	907,293
Minerals Technologies, Inc.	24	1,284
Mosaic Co./The	638	15,969
Newmont Goldcorp Corp.	1,819	69,977

The accompanying notes are an integral part of these financial statements

Page 30	2019 Semiannual Report | June 30, 2019

Schedule of Investments
June 30, 2019 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - Long — continued
Nucor Corp.	11,275	621,253
Olin Corp.	6,895	151,069
Olympic Steel, Inc.	166	2,266
OMNOVA Solutions, Inc. (2)	2,486	15,488
Packaging Corp. of America	2,665	254,028
PolyOne Corp.	2,012	63,157
PPG Industries, Inc.	2,286	266,799
Quaker Chemical Corp.	61	12,376
Rayonier Advanced Materials, Inc.	3,466	22,494
Reliance Steel & Aluminum Co.	2,407	227,750
RPM International, Inc.	2,233	136,459
Ryerson Holding Corp. (2)	458	3,815
Schnitzer Steel Industries, Inc.	287	7,511
Silgan Holdings, Inc.	3,356	102,694
Steel Dynamics, Inc.	5,055	152,661
Stepan Co.	409	37,591
SunCoke Energy, Inc. (2)	960	8,525
Tredegar Corp.	1,809	30,066
Trinseo SA	1,397	59,149
UFP Technologies, Inc. (2)	175	7,282
United States Lime & Minerals, Inc.	243	19,440
US Concrete, Inc. (2)	803	39,901
Valvoline, Inc.	1,857	36,267
Worthington Industries, Inc.	35	1,409
		6,610,420

Real Estate Investment Trust — 3.4%
American Assets Trust, Inc.	4,992	235,223
American Homes 4 Rent	3,553	86,373
American Tower Corp.	1,425	291,341
Apple Hospitality REIT, Inc.	228	3,616
Ashford Hospitality Trust, Inc.	7,255	21,547
Bluerock Residential Growth REIT, Inc.	1,796	21,103
Brixmor Property Group, Inc.	534	9,548
Brookfield Property Partners LP	1,923	36,402
Camden Property Trust	475	49,585
CatchMark Timber Trust, Inc.	11,063	115,608
CBL & Associates Properties, Inc.	3,180	3,307
Cedar Realty Trust, Inc.	1,156	3,063
Colony Capital, Inc.	10,948	54,740
CoreCivic, Inc.	1,886	39,153
CorePoint Lodging, Inc.	4,099	50,787
Cousins Properties, Inc.	4,650	168,191
CubeSmart	1,065	35,614
EastGroup Properties, Inc.	107	12,410
Empire State Realty Trust, Inc.	694	10,278
Essex Property Trust, Inc.	3,312	966,872
Common Stocks - Long — continued
Farmland Partners, Inc.	1,542	10,871
Forestar Group, Inc. (2)	591	11,554
Front Yard Residential Corp.	2,518	30,770
Gaming and Leisure Properties, Inc.	1,067	41,592
Hersha Hospitality Trust	1,758	29,077
Highwoods Properties, Inc.	662	27,341
Hospitality Properties Trust	2,586	64,650
Host Hotels & Resorts, Inc.	14,338	261,238
Hudson Pacific Properties, Inc.	3,140	104,468
Industrial Logistics Properties Trust	190	3,956
Kilroy Realty Corp.	2,570	189,692
Kite Realty Group Trust	4,106	62,124
Lamar Advertising Co.	1,758	141,888
Lexington Realty Trust	5,018	47,219
Liberty Property Trust	234	11,709
Macerich Co./The	1,643	55,024
Maui Land & Pineapple Co., Inc. (2)	470	4,836
National Health Investors, Inc.	862	67,262
National Storage Affiliates Trust	345	9,984
New Senior Investment Group, Inc.	16,969	114,032
Newmark Group, Inc.	1,353	12,150
Office Properties Income Trust	255	6,699
Omega Healthcare Investors, Inc.	402	14,774
Pennsylvania Real Estate Investment Trust (3)	5,225	33,963
Piedmont Office Realty Trust, Inc.	7,550	150,472
PotlatchDeltic Corp.	1,029	40,110
Preferred Apartment Communities, Inc.	186	2,781
PS Business Parks, Inc.	1,149	193,641
Public Storage	1,271	302,714
Rayonier, Inc.	5,919	179,346
RE/MAX Holdings, Inc.	262	8,059
Realogy Holdings Corp.	1,215	8,797
Redfin Corp. (2)	1,201	21,594
Retail Properties of America, Inc.	8,081	95,033
Retail Value, Inc.	2,371	82,511
SBA Communications Corp. (2)	506	113,769
Simon Property Group, Inc.	6,218	993,388
SITE Centers Corp.	1,975	26,149
Spirit MTA REIT	9,063	75,585
STORE Capital Corp.	2,374	78,793
Summit Hotel Properties, Inc.	618	7,088
Tanger Factory Outlet Centers, Inc.	4,331	70,206
Trinity Place Holdings, Inc. (2)	3,358	13,264
UDR, Inc.	21,891	982,687
Urstadt Biddle Properties, Inc.	2,121	44,541
VEREIT, Inc.	12,425	111,949

The accompanying notes are an integral part of these financial statements

2019 Semiannual Report | June 30, 2019	Page 31

Schedule of Investments
June 30, 2019 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - Long — continued
Washington Prime Group, Inc.	468	1,788
		7,175,899

Utilities — 4.9%
AES Corp./VA	28,117	471,241
Ameren Corp.	13,840	1,039,522
American States Water Co.	1,482	111,506
American Water Works Co., Inc.	944	109,504
Artesian Resources Corp.	295	10,965
Atlantic Power Corp. (2)	14,437	34,938
Atmos Energy Corp.	4,819	508,694
Black Hills Corp.	5,813	454,402
California Water Service Group	913	46,225
Chesapeake Utilities Corp.	1,411	134,073
Consolidated Water Co., Ltd.	1,054	15,030
DTE Energy Co.	4,134	528,656
Exelon Corp.	24,825	1,190,112
MDU Resources Group, Inc.	7,455	192,339
Middlesex Water Co.	108	6,399
National Fuel Gas Co.	6,629	349,680
NorthWestern Corp.	12,079	871,500
NRG Energy, Inc.	11,062	388,497
OGE Energy Corp.	19,444	827,537
ONE Gas, Inc.	3,229	291,579
Otter Tail Corp.	1,508	79,637
Pinnacle West Capital Corp.	2,942	276,813
PNM Resources, Inc.	3,076	156,599
Portland General Electric Co.	11,706	634,114
Public Service Enterprise Group, Inc.	586	34,469
Southwest Gas Holdings, Inc.	1,943	174,132
Spark Energy, Inc. - Class A	2,173	24,316
Spire, Inc.	4,115	345,331
UGI Corp.	13,154	702,555
Unitil Corp.	942	56,416
Vistra Energy Corp.	9,608	217,505
		10,284,286

Total Common Stocks - Long (Cost $169,791,865)		194,502,786

Money Market Registered Investment Companies — 2.8%
Meeder Institutional Prime Money Market Fund, 2.45% (6)	5,926,280	5,928,058
Morgan Stanley Government Institutional Fund, 2.25% (4)	35,597	35,597
Total Money Market Registered Investment Companies (Cost $5,962,015)		5,963,655
Total Investments - Long — 96.3% (Cost $175,753,880)		200,466,441
Total Securities Sold Short — (33.3%) (Proceeds Received $68,489,146)		(69,273,555)
Other Assets less Liabilities — 37.0%		77,069,680
Total Net Assets — 100.0%		208,262,566

Common Stocks - Short — (33.3%)
Communication Services — (0.8%)
Activision Blizzard, Inc.	(9,438)	(445,474)
Boingo Wireless, Inc. (2)	(839)	(15,077)
Boston Omaha Corp. (2)	(700)	(16,205)
Cardlytics, Inc. (2)	(148)	(3,845)
Cargurus, Inc. (2)	(1,105)	(39,902)
Daily Journal Corp. (2)	(73)	(17,374)
Liberty Broadband Corp. - Class C (2)	(6,197)	(645,851)
Liberty Media Corp-Liberty Formula One - Class C (2)	(4,199)	(157,085)
Madison Square Garden Co./The (2)	(225)	(62,987)
Match Group, Inc.	(1,450)	(97,542)
Netflix, Inc. (2)	(177)	(65,016)
pdvWireless, Inc. (2)	(37)	(1,739)
TrueCar, Inc. (2)	(3,848)	(21,010)
Zillow Group, Inc. (2)	(3,390)	(157,262)
		(1,746,369)

Consumer Discretionary — (2.2%)
Aptiv PLC	(6,299)	(509,148)
At Home Group, Inc. (2)	(981)	(6,533)
AutoNation, Inc. (2)	(3,195)	(133,998)
Bright Horizons Family Solutions, Inc. (2)	(267)	(40,282)
Camping World Holdings, Inc.	(417)	(5,179)
Carvana Co. (2)	(656)	(41,059)
Century Communities, Inc. (2)	(1,167)	(31,019)
Chegg, Inc. (2)	(4,714)	(181,913)
Children’s Place, Inc./The	(129)	(12,304)
Churchill Downs, Inc.	(951)	(109,432)
Conn’s, Inc. (2)	(965)	(17,196)
Cooper Tire & Rubber Co.	(99)	(3,123)
Dillard’s, Inc.	(134)	(8,346)

The accompanying notes are an integral part of these financial statements

Page 32	2019 Semiannual Report | June 30, 2019

Schedule of Investments
June 30, 2019 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - Short — continued
Dorman Products, Inc. (2)	(664)	(57,861)
Drive Shack, Inc. (2)	(2,410)	(11,303)
Floor & Decor Holdings, Inc. (2)	(213)	(8,925)
Funko, Inc. (2)	(91)	(2,204)
GoPro, Inc. (2)	(1,415)	(7,726)
Grand Canyon Education, Inc. (2)	(130)	(15,213)
Green Brick Partners, Inc. (2)	(697)	(5,792)
GrubHub, Inc. (2)	(369)	(28,778)
Hanesbrands, Inc.	(4,116)	(70,878)
iRobot Corp. (2)	(52)	(4,765)
LKQ Corp. (2)	(1,859)	(49,468)
Lumber Liquidators Holdings, Inc. (2)	(733)	(8,466)
MarineMax, Inc. (2)	(610)	(10,028)
Marriott Vacations Worldwide Corp.	(376)	(36,246)
Mattel, Inc. (2)	(6,239)	(69,939)
Motorcar Parts of America, Inc. (2)	(457)	(9,784)
National Vision Holdings, Inc. (2)	(2,447)	(75,196)
Papa John’s International, Inc.	(293)	(13,103)
Party City Holdco, Inc. (2)	(1,741)	(12,762)
Penske Automotive Group, Inc.	(2,012)	(95,168)
Pool Corp.	(702)	(134,082)
Quotient Technology, Inc. (2)	(1,973)	(21,190)
Red Lion Hotels Corp. (2)	(671)	(4,771)
Sally Beauty Holdings, Inc. (2)	(486)	(6,483)
Scientific Games Corp. (2)	(199)	(3,944)
Service Corp. International/US	(1,443)	(67,504)
ServiceMaster Global Holdings, Inc. (2)	(5,185)	(270,087)
Shake Shack, Inc. (2)	(1,016)	(73,355)
Sonic Automotive, Inc.	(269)	(6,281)
Sonos, Inc. (2)	(2,220)	(25,175)
Sotheby’s (2)	(940)	(54,642)
Tesla, Inc. (2)	(4,107)	(917,750)
Tiffany & Co.	(1,535)	(143,737)
Tile Shop Holdings, Inc.	(975)	(3,900)
Under Armour, Inc. - Class A (2)	(11,800)	(299,130)
Unifi, Inc. (2)	(1,192)	(21,659)
VF Corp.	(8,644)	(755,053)
Visteon Corp. (2)	(229)	(13,415)
		(4,515,295)

Consumer Staples — (0.9%)
Alico, Inc.	(415)	(12,591)
Andersons, Inc./The	(1,793)	(48,841)
Calavo Growers, Inc.	(1,284)	(124,214)
Campbell Soup Co.	(3,355)	(134,435)
Castle Brands, Inc. (2)	(4,512)	(2,093)
Chefs’ Warehouse, Inc./The (2)	(1,407)	(49,343)
Common Stocks - Short — continued
Conagra Brands, Inc.	(872)	(23,125)
Craft Brew Alliance, Inc. (2)	(1,190)	(16,648)
Farmer Brothers Co. (2)	(1,228)	(20,102)
Freshpet, Inc. (2)	(44)	(2,002)
Hain Celestial Group, Inc./The (2)	(3,203)	(70,146)
Kraft Heinz Co./The	(30,838)	(957,212)
Landec Corp. (2)	(200)	(1,874)
Limoneira Co.	(1,618)	(32,263)
MGP Ingredients, Inc.	(395)	(26,192)
Natural Health Trends Corp.	(837)	(6,738)
PriceSmart, Inc.	(1,323)	(67,632)
Primo Water Corp. (2)	(589)	(7,245)
Seaboard Corp.	(18)	(74,461)
Tootsie Roll Industries, Inc.	(791)	(29,212)
WD-40 Co.	(1,049)	(166,833)
Weis Markets, Inc.	(621)	(22,611)
		(1,895,813)

Energy — (0.4%)
Antero Resources Corp. (2)	(2,363)	(13,067)
Bonanza Creek Energy, Inc. (2)	(1,718)	(35,872)
Callon Petroleum Co. (2)	(5,921)	(39,019)
Centennial Resource Development, Inc./DE (2)	(1,144)	(8,683)
Concho Resources, Inc.	(2,006)	(206,979)
Diamond Offshore Drilling, Inc. (2)	(539)	(4,781)
Dril-Quip, Inc. (2)	(966)	(46,368)
Extraction Oil & Gas, Inc. (2)	(1,163)	(5,036)
Golar LNG, Ltd.	(709)	(13,102)
HighPoint Resources Corp. (2)	(6,755)	(12,294)
Jagged Peak Energy, Inc. (2)	(618)	(5,111)
KLX Energy Services Holdings, Inc. (2)	(149)	(3,044)
Matador Resources Co. (2)	(3,855)	(76,637)
McDermott International, Inc. (2)	(1,132)	(10,935)
National Oilwell Varco, Inc.	(896)	(19,918)
Newpark Resources, Inc. (2)	(858)	(6,366)
Noble Energy, Inc.	(1,296)	(29,030)
Oasis Petroleum, Inc. (2)	(1,654)	(9,395)
Oil States International, Inc. (2)	(79)	(1,446)
PDC Energy, Inc. (2)	(359)	(12,946)
Penn Virginia Corp. (2)	(548)	(16,813)
Range Resources Corp.	(950)	(6,631)
Ring Energy, Inc. (2)	(6,759)	(21,967)
SemGroup Corp.	(4,017)	(48,204)
Ship Finance International, Ltd.	(364)	(4,554)
Targa Resources Corp.	(2,980)	(116,995)
Tellurian, Inc. (2)	(554)	(4,349)

The accompanying notes are an integral part of these financial statements

2019 Semiannual Report | June 30, 2019	Page 33

Schedule of Investments
June 30, 2019 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - Short — continued
Tidewater, Inc. (2)	(313)	(7,349)
US Silica Holdings, Inc.	(382)	(4,886)
		(791,777)

Financials — (11.9%)
AGNC Investment Corp.	(34,635)	(582,561)
Allegiance Bancshares, Inc. (2)	(200)	(6,668)
Amalgamated Bank	(4,042)	(70,533)
Ambac Financial Group, Inc. (2)	(4,509)	(75,977)
American National Bankshares, Inc.	(500)	(19,375)
Ameris Bancorp	(7,981)	(312,775)
Annaly Capital Management, Inc.	(101,312)	(924,979)
Anworth Mortgage Asset Corp.	(31,789)	(120,480)
Arlington Asset Investment Corp.	(10,748)	(73,946)
ARMOUR Residential REIT, Inc.	(34,585)	(644,664)
Axos Financial, Inc. (2)	(4,991)	(136,005)
Banc of California, Inc.	(11,719)	(163,714)
Banco Latinoamericano de Comercio Exterior SA	(490)	(10,207)
Bank of Hawaii Corp.	(6,737)	(558,565)
Bank of Princeton/The	(664)	(19,920)
Bankwell Financial Group, Inc.	(557)	(15,986)
Berkshire Hills Bancorp, Inc.	(11,970)	(375,738)
BGC Partners, Inc.	(27,778)	(145,279)
BlackRock, Inc.	(2,067)	(970,043)
Blackstone Mortgage Trust, Inc.	(4,172)	(148,440)
Boston Private Financial Holdings, Inc.	(4,790)	(57,815)
Bridge Bancorp, Inc.	(3,475)	(102,374)
Brighthouse Financial, Inc. (2)	(875)	(32,104)
Brookline Bancorp, Inc.	(5,491)	(84,452)
Business First Bancshares, Inc.	(635)	(16,161)
Camden National Corp.	(133)	(6,101)
Capstead Mortgage Corp.	(1,302)	(10,872)
Carolina Financial Corp.	(1,746)	(61,267)
CenterState Bank Corp.	(2,869)	(66,073)
Charles Schwab Corp./The	(20,280)	(815,053)
Chemical Financial Corp.	(5,841)	(240,124)
Cherry Hill Mortgage Investment Corp.	(5,138)	(82,208)
Citizens, Inc./TX (2)	(9,262)	(67,613)
City Holding Co.	(2,196)	(167,467)
CME Group, Inc.	(4,689)	(910,182)
Colony Credit Real Estate, Inc.	(11,307)	(175,259)
Columbia Banking System, Inc.	(8,126)	(293,999)
Commerce Bancshares, Inc./MO	(3,213)	(191,688)
Community Bank System, Inc.	(90)	(5,926)
County Bancorp, Inc.	(145)	(2,478)
CVB Financial Corp.	(1,870)	(39,326)
Common Stocks - Short — continued
Eaton Vance Corp.	(2,990)	(128,959)
Employers Holdings, Inc.	(126)	(5,326)
Enstar Group, Ltd. (2)	(1,163)	(202,688)
Equity Bancshares, Inc. (2)	(2,755)	(73,448)
Farmers & Merchants Bancorp, Inc./Archbold OH	(327)	(9,522)
FBL Financial Group, Inc.	(348)	(22,202)
First Bancorp, Inc./ME	(197)	(5,289)
First Financial Bancorp	(3,887)	(94,143)
First Financial Bankshares, Inc.	(10,785)	(332,070)
First Foundation, Inc.	(6,313)	(84,847)
First Internet Bancorp	(1,268)	(27,313)
First Mid Bancshares, Inc.	(905)	(31,603)
First Republic Bank/CA	(9,468)	(924,550)
Flushing Financial Corp.	(1,385)	(30,747)
Focus Financial Partners, Inc. (2)	(281)	(7,674)
Franklin Financial Network, Inc.	(2,895)	(80,655)
German American Bancorp, Inc.	(4,493)	(135,329)
Goldman Sachs Group, Inc./The	(4,853)	(992,924)
Goosehead Insurance, Inc.	(490)	(23,422)
HarborOne Bancorp, Inc. (2)	(3,850)	(72,111)
HCI Group, Inc.	(48)	(1,943)
Heritage Commerce Corp.	(2,697)	(33,038)
Heritage Financial Corp./WA	(7,883)	(232,864)
Home BancShares, Inc./AR	(4,342)	(83,627)
Horace Mann Educators Corp.	(601)	(24,214)
Howard Bancorp, Inc. (2)	(1,545)	(23,438)
Independent Bank Group, Inc.	(3,224)	(177,191)
Invesco, Ltd.	(9,994)	(204,477)
Investors Bancorp, Inc.	(10,969)	(122,304)
Jefferies Financial Group, Inc.	(10,498)	(201,877)
Lakeland Financial Corp.	(6,492)	(304,020)
LCNB Corp.	(1,914)	(36,366)
LendingClub Corp. (2)	(5,533)	(18,148)
Level One Bancorp, Inc.	(146)	(3,649)
Live Oak Bancshares, Inc.	(3,531)	(60,557)
Malvern Bancorp, Inc. (2)	(210)	(4,622)
Markel Corp. (2)	(841)	(916,354)
MBIA, Inc. (2)	(7,355)	(68,475)
Meta Financial Group, Inc.	(432)	(12,118)
Moody’s Corp.	(3,997)	(780,654)
MutualFirst Financial, Inc.	(242)	(8,238)
Nasdaq, Inc.	(5,045)	(485,178)
NBT Bancorp, Inc.	(4,168)	(156,342)
New York Mortgage Trust, Inc.	(33,351)	(206,776)
NI Holdings, Inc. (2)	(475)	(8,365)
Northfield Bancorp, Inc.	(9,797)	(152,931)

The accompanying notes are an integral part of these financial statements

Page 34	2019 Semiannual Report | June 30, 2019

Schedule of Investments
June 30, 2019 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - Short — continued
Northwest Bancshares, Inc.	(5,186)	(91,325)
Old Line Bancshares, Inc.	(850)	(22,619)
Opus Bank	(5,042)	(106,437)
Orchid Island Capital, Inc.	(9,390)	(59,720)
Origin Bancorp, Inc.	(1,807)	(59,631)
Oritani Financial Corp.	(1,266)	(22,459)
Pacific Premier Bancorp, Inc.	(3,332)	(102,892)
Park National Corp.	(539)	(53,571)
People’s United Financial, Inc.	(13,942)	(233,947)
Pinnacle Financial Partners, Inc.	(1,953)	(112,258)
PRA Group, Inc. (2)	(4,867)	(136,957)
Prosperity Bancshares, Inc.	(5,581)	(368,625)
QCR Holdings, Inc.	(1,232)	(42,960)
Redwood Trust, Inc.	(43,175)	(713,683)
Reliant Bancorp, Inc.	(912)	(21,551)
RenaissanceRe Holdings, Ltd.	(1,011)	(179,968)
Renasant Corp.	(52)	(1,869)
Republic First Bancorp, Inc. (2)	(9,371)	(46,012)
RLI Corp.	(3,576)	(306,499)
S&T Bancorp, Inc.	(2,160)	(80,957)
SB One Bancorp	(612)	(13,678)
Seacoast Banking Corp. of Florida (2)	(7,406)	(188,409)
Select Bancorp, Inc. (2)	(300)	(3,432)
ServisFirst Bancshares, Inc.	(20,141)	(690,031)
SmartFinancial, Inc. (2)	(100)	(2,169)
South State Corp.	(1,068)	(78,680)
Southside Bancshares, Inc.	(2,038)	(65,990)
State Auto Financial Corp.	(1,079)	(37,765)
State Street Corp.	(9,434)	(528,870)
Sterling Bancorp/DE	(8,237)	(175,283)
SVB Financial Group (2)	(1,481)	(332,618)
Synovus Financial Corp.	(4,457)	(155,995)
Texas Capital Bancshares, Inc. (2)	(8,210)	(503,848)
TriState Capital Holdings, Inc. (2)	(7,679)	(163,870)
Triumph Bancorp, Inc. (2)	(2,246)	(65,246)
Trupanion, Inc. (2)	(647)	(23,376)
Two Harbors Investment Corp.	(62,094)	(786,731)
UMB Financial Corp.	(4,619)	(304,023)
United Fire Group, Inc.	(1,079)	(52,288)
United Insurance Holdings Corp.	(3,367)	(48,013)
Value Line, Inc.	(120)	(3,301)
Veritex Holdings, Inc.	(1,000)	(25,950)
Voya Financial, Inc.	(5,626)	(311,118)
Washington Federal, Inc.	(2,854)	(99,690)
Webster Financial Corp.	(3,640)	(173,883)
Westamerica Bancorporation	(7,203)	(443,777)
Western Alliance Bancorp (2)	(500)	(22,360)
Common Stocks - Short — continued
WisdomTree Investments, Inc.	(2,787)	(17,196)
WSFS Financial Corp.	(1,305)	(53,897)
		(24,552,412)

Healthcare — (0.9%)
Acadia Healthcare Co., Inc. (2)	(1,248)	(43,618)
Accelerate Diagnostics, Inc. (2)	(549)	(12,561)
Aimmune Therapeutics, Inc. (2)	(2,764)	(57,546)
Alder Biopharmaceuticals, Inc. (2)	(400)	(4,708)
Allakos, Inc. (2)	(370)	(16,032)
American Renal Associates Holdings, Inc. (2)	(494)	(3,675)
AnaptysBio, Inc. (2)	(200)	(11,284)
Antares Pharma, Inc. (2)	(726)	(2,389)
Axonics Modulation Technologies, Inc. (2)	(749)	(30,687)
Bluebird Bio, Inc. (2)	(24)	(3,053)
Cambrex Corp. (2)	(116)	(5,430)
Centene Corp. (2)	(1,129)	(59,205)
ChromaDex Corp. (2)	(538)	(2,502)
Codexis, Inc. (2)	(2,122)	(39,108)
Cyclerion Therapeutics, Inc. (2)	(447)	(5,118)
CytoSorbents Corp. (2)	(923)	(6,101)
Denali Therapeutics, Inc. (2)	(606)	(12,581)
FibroGen, Inc. (2)	(118)	(5,331)
Fluidigm Corp. (2)	(1,638)	(20,180)
GlycoMimetics, Inc. (2)	(707)	(8,427)
Gossamer Bio, Inc. (2)	(611)	(13,552)
Guardant Health, Inc. (2)	(405)	(34,964)
Henry Schein, Inc. (2)	(8,193)	(572,691)
Heron Therapeutics, Inc. (2)	(1,280)	(23,795)
Inogen, Inc. (2)	(329)	(21,964)
Inovalon Holdings, Inc. (2)	(195)	(2,829)
Inspire Medical Systems, Inc. (2)	(406)	(24,624)
Intrexon Corp. (2)	(617)	(4,726)
Kiniksa Pharmaceuticals, Ltd. (2)	(179)	(2,424)
Ligand Pharmaceuticals, Inc. (2)	(388)	(44,290)
Madrigal Pharmaceuticals, Inc. (2)	(59)	(6,184)
NanoString Technologies, Inc. (2)	(310)	(9,409)
Neogen Corp. (2)	(473)	(29,378)
Neuronetics, Inc. (2)	(130)	(1,626)
Pacific Biosciences of California, Inc. (2)	(14,208)	(85,958)
Patterson Cos., Inc.	(4,091)	(93,684)
PetIQ, Inc. (2)	(492)	(16,216)
Quidel Corp. (2)	(224)	(13,288)
Rubius Therapeutics, Inc. (2)	(204)	(3,209)
Senseonics Holdings, Inc. (2)	(1,462)	(2,982)
Tabula Rasa HealthCare, Inc. (2)	(127)	(6,341)
Tactile Systems Technology, Inc. (2)	(316)	(17,987)

The accompanying notes are an integral part of these financial statements

2019 Semiannual Report | June 30, 2019	Page 35

Schedule of Investments
June 30, 2019 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - Short — continued
Teladoc Health, Inc. (2)	(2,611)	(173,397)
Tivity Health, Inc. (2)	(1,418)	(23,312)
US Physical Therapy, Inc.	(366)	(44,861)
Vapotherm, Inc. (2)	(602)	(13,846)
ViewRay, Inc. (2)	(3,256)	(28,685)
Viking Therapeutics, Inc. (2)	(161)	(1,336)
Vocera Communications, Inc. (2)	(616)	(19,663)
Wright Medical Group NV (2)	(3,860)	(115,105)
		(1,801,862)

Industrials — (6.2%)
AAON, Inc.	(4,964)	(249,094)
Actuant Corp.	(3,136)	(77,804)
Aerojet Rocketdyne Holdings, Inc. (2)	(1,160)	(51,933)
AeroVironment, Inc. (2)	(952)	(54,045)
Air Lease Corp.	(10,328)	(426,960)
Air Transport Services Group, Inc. (2)	(1,450)	(35,380)
Alaska Air Group, Inc.	(2,294)	(146,610)
American Airlines Group, Inc.	(8,617)	(281,000)
ASGN, Inc. (2)	(4,738)	(287,123)
Astec Industries, Inc.	(2,436)	(79,316)
Avis Budget Group, Inc. (2)	(790)	(27,776)
Axon Enterprise, Inc. (2)	(1,210)	(77,694)
Beacon Roofing Supply, Inc. (2)	(904)	(33,195)
Briggs & Stratton Corp.	(3,239)	(33,167)
Brink’s Co./The	(1,272)	(103,261)
BWX Technologies, Inc.	(4,798)	(249,976)
Caesarstone, Ltd.	(349)	(5,245)
CAI International, Inc. (2)	(173)	(4,294)
CH Robinson Worldwide, Inc.	(2,795)	(235,758)
Cimpress NV (2)	(474)	(43,082)
CIRCOR International, Inc. (2)	(590)	(27,140)
Colfax Corp. (2)	(8,093)	(226,847)
Columbus McKinnon Corp./NY	(146)	(6,128)
Copa Holdings SA	(129)	(12,587)
Cornerstone Building Brands, Inc. (2)	(2,490)	(14,517)
Covanta Holding Corp.	(4,225)	(75,670)
Cubic Corp.	(1,999)	(128,896)
Dycom Industries, Inc. (2)	(503)	(29,612)
Echo Global Logistics, Inc. (2)	(568)	(11,854)
Energy Recovery, Inc. (2)	(4,030)	(41,993)
Equifax, Inc.	(1,960)	(265,070)
EVI Industries, Inc.	(153)	(5,855)
Evoqua Water Technologies Corp. (2)	(5,049)	(71,898)
Expeditors International of Washington, Inc.	(2,731)	(207,174)
FedEx Corp.	(4,805)	(788,933)
Fortive Corp.	(8,873)	(723,327)
Common Stocks - Short — continued
Franklin Covey Co. (2)	(625)	(21,250)
Gates Industrial Corp. PLC (2)	(6,237)	(71,164)
GATX Corp.	(3,327)	(263,798)
Genco Shipping & Trading, Ltd. (2)	(530)	(4,473)
Gencor Industries, Inc. (2)	(110)	(1,430)
General Dynamics Corp.	(4,909)	(892,554)
General Electric Co.	(92,458)	(970,809)
Gibraltar Industries, Inc. (2)	(907)	(36,607)
Graham Corp.	(224)	(4,527)
Greenbrier Cos., Inc./The	(915)	(27,816)
Griffon Corp.	(749)	(12,673)
Hawaiian Holdings, Inc.	(953)	(26,141)
HC2 Holdings, Inc. (2)	(5,224)	(12,329)
Healthcare Services Group, Inc.	(5,164)	(156,572)
Helios Technologies, Inc.	(2,683)	(124,518)
Herc Holdings, Inc. (2)	(130)	(5,958)
Hertz Global Holdings, Inc. (2)	(2,443)	(38,990)
Hertz Global Holdings, Inc. Rights (2)	(2,443)	(4,764)
IHS Markit, Ltd. (2)	(7,196)	(458,529)
InnerWorkings, Inc. (2)	(589)	(2,250)
Insteel Industries, Inc.	(1,156)	(24,068)
Interface, Inc.	(2,981)	(45,699)
JB Hunt Transport Services, Inc.	(1,889)	(172,673)
John Bean Technologies Corp.	(95)	(11,507)
Kirby Corp. (2)	(1,506)	(118,974)
Knight-Swift Transportation Holdings, Inc.	(2,218)	(72,839)
Lindsay Corp.	(753)	(61,904)
Lydall, Inc. (2)	(78)	(1,576)
Macquarie Infrastructure Corp.	(295)	(11,959)
Manitex International, Inc. (2)	(1,562)	(9,544)
Manitowoc Co., Inc./The (2)	(2,074)	(36,917)
MasTec, Inc. (2)	(236)	(12,161)
Matthews International Corp.	(549)	(19,133)
Middleby Corp./The (2)	(678)	(92,005)
Milacron Holdings Corp. (2)	(334)	(4,609)
Mobile Mini, Inc.	(979)	(29,791)
Mueller Water Products, Inc.	(1,801)	(17,686)
Multi-Color Corp.	(355)	(17,739)
Nielsen Holdings PLC	(1,859)	(42,013)
NN, Inc.	(232)	(2,264)
PGT Innovations, Inc. (2)	(3,456)	(57,784)
Proto Labs, Inc. (2)	(725)	(84,115)
Raven Industries, Inc.	(1,276)	(45,783)
REV Group, Inc.	(1,711)	(24,656)
Rexnord Corp. (2)	(7,533)	(227,647)
Robert Half International, Inc.	(593)	(33,807)
Roper Technologies, Inc.	(2,926)	(1,071,677)

The accompanying notes are an integral part of these financial statements

Page 36	2019 Semiannual Report | June 30, 2019

Schedule of Investments
June 30, 2019 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - Short — continued
Saia, Inc. (2)	(476)	(30,783)
SiteOne Landscape Supply, Inc. (2)	(1,810)	(125,433)
Spartan Motors, Inc.	(243)	(2,663)
Stericycle, Inc. (2)	(2,751)	(131,360)
Team, Inc. (2)	(2,177)	(33,352)
Tennant Co.	(714)	(43,697)
Textainer Group Holdings, Ltd. (2)	(811)	(8,175)
TransDigm Group, Inc. (2)	(41)	(19,836)
TransUnion	(2,997)	(220,309)
Trex Co., Inc. (2)	(1,621)	(116,226)
Trinity Industries, Inc.	(14,900)	(309,175)
Triumph Group, Inc.	(837)	(19,167)
Tutor Perini Corp. (2)	(2,826)	(39,197)
Twin Disc, Inc. (2)	(402)	(6,070)
Univar, Inc. (2)	(2,833)	(62,439)
Upwork, Inc. (2)	(3,281)	(52,758)
USA Truck, Inc. (2)	(181)	(1,830)
Vicor Corp. (2)	(173)	(5,372)
Wabtec Corp.	(6,964)	(499,737)
Welbilt, Inc. (2)	(15,741)	(262,875)
Willdan Group, Inc. (2)	(1,497)	(55,763)
WillScot Corp. (2)	(4,404)	(66,236)
XPO Logistics, Inc. (2)	(2,758)	(159,440)
		(12,899,789)

Information Technology — (3.1%)
2U, Inc. (2)	(2,683)	(100,988)
3D Systems Corp. (2)	(3,288)	(29,921)
8x8, Inc. (2)	(4,531)	(109,197)
Adesto Technologies Corp. (2)	(1,161)	(9,462)
Ambarella, Inc. (2)	(1,139)	(50,264)
Anaplan, Inc. (2)	(872)	(44,010)
Applied Optoelectronics, Inc. (2)	(242)	(2,488)
Aquantia Corp. (2)	(692)	(9,017)
AXT, Inc. (2)	(823)	(3,259)
Black Knight, Inc. (2)	(607)	(36,511)
Blackbaud, Inc.	(651)	(54,359)
Box, Inc. (2)	(7,089)	(124,837)
Brightcove, Inc. (2)	(942)	(9,731)
Carbon Black, Inc. (2)	(1,142)	(19,094)
Carbonite, Inc. (2)	(2,619)	(68,199)
Ceridian HCM Holding, Inc. (2)	(4,880)	(244,976)
Cloudera, Inc. (2)	(9,643)	(50,722)
Cognex Corp.	(3,842)	(184,339)
Cohu, Inc.	(741)	(11,434)
Control4 Corp. (2)	(99)	(2,351)
Cree, Inc. (2)	(98)	(5,506)
Common Stocks - Short — continued
Daktronics, Inc.	(820)	(5,059)
Digimarc Corp. (2)	(176)	(7,813)
DocuSign, Inc. (2)	(1,272)	(63,231)
Domo, Inc. (2)	(151)	(4,125)
Envestnet, Inc. (2)	(600)	(41,022)
Everbridge, Inc. (2)	(545)	(48,734)
Evo Payments, Inc. (2)	(1,412)	(44,520)
FARO Technologies, Inc. (2)	(831)	(43,694)
Finisar Corp. (2)	(278)	(6,358)
FireEye, Inc. (2)	(10,296)	(152,484)
First Solar, Inc. (2)	(4,819)	(316,512)
Fiserv, Inc. (2)	(8,792)	(801,479)
Fitbit, Inc. (2)	(8,872)	(39,037)
Five9, Inc. (2)	(1,758)	(90,168)
GoDaddy, Inc. (2)	(1,546)	(108,452)
Guidewire Software, Inc. (2)	(594)	(60,220)
Harmonic, Inc. (2)	(5,448)	(30,236)
II-VI, Inc. (2)	(2,894)	(105,805)
Immersion Corp. (2)	(1,328)	(10,106)
Impinj, Inc. (2)	(378)	(10,818)
Infinera Corp. (2)	(2,764)	(8,043)
Inphi Corp. (2)	(656)	(32,866)
Instructure, Inc. (2)	(1,053)	(44,753)
IPG Photonics Corp. (2)	(1,847)	(284,900)
Iteris, Inc. (2)	(1,868)	(9,658)
Itron, Inc. (2)	(43)	(2,691)
Knowles Corp. (2)	(3,590)	(65,733)
MACOM Technology Solutions Holdings, Inc. (2)	(832)	(12,588)
MaxLinear, Inc. (2)	(545)	(12,775)
Microchip Technology, Inc.	(9,617)	(833,794)
NETGEAR, Inc. (2)	(529)	(13,378)
nLight, Inc. (2)	(1,418)	(27,226)
Nutanix, Inc. - Class A (2)	(2,999)	(77,794)
NVIDIA Corp.	(1,393)	(228,772)
PAR Technology Corp. (2)	(559)	(15,764)
PDF Solutions, Inc. (2)	(1,100)	(14,432)
Pluralsight, Inc. (2)	(3,087)	(93,598)
PROS Holdings, Inc. (2)	(1,263)	(79,897)
PTC, Inc. (2)	(966)	(86,708)
Pure Storage, Inc. (2)	(7,237)	(110,509)
Q2 Holdings, Inc. (2)	(2,795)	(213,426)
RealPage, Inc. (2)	(4,176)	(245,758)
Ribbon Communications, Inc. (2)	(2,004)	(9,800)
ShotSpotter, Inc. (2)	(39)	(1,724)
Square, Inc. (2)	(6,480)	(469,994)
Switch, Inc.	(6,784)	(88,803)

The accompanying notes are an integral part of these financial statements

2019 Semiannual Report | June 30, 2019	Page 37

Schedule of Investments
June 30, 2019 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - Short — continued
Trimble, Inc. (2)	(4,772)	(215,265)
TTM Technologies, Inc. (2)	(1,524)	(15,545)
Tucows, Inc. (2)	(95)	(5,797)
Twilio, Inc. (2)	(47)	(6,408)
Ultra Clean Holdings, Inc. (2)	(597)	(8,310)
VirnetX Holding Corp. (2)	(835)	(5,185)
Yext, Inc. (2)	(741)	(14,887)
		(6,517,319)

Materials — (1.8%)
Advanced Emissions Solutions, Inc.	(241)	(3,046)
Albemarle Corp.	(3,207)	(225,805)
Alcoa Corp. (2)	(1,775)	(41,553)
Allegheny Technologies, Inc. (2)	(4,030)	(101,556)
American Vanguard Corp.	(1,197)	(18,446)
AptarGroup, Inc.	(1,437)	(178,677)
Ardagh Group SA	(344)	(6,020)
Avery Dennison Corp.	(12)	(1,388)
Century Aluminum Co. (2)	(3,139)	(21,690)
Clearwater Paper Corp. (2)	(142)	(2,626)
Coeur Mining, Inc. (2)	(4,509)	(19,569)
Commercial Metals Co.	(884)	(15,779)
Compass Minerals International, Inc.	(246)	(13,518)
Corteva, Inc.	(6,426)	(190,017)
DuPont de Nemours, Inc.	(6,426)	(482,400)
Ferroglobe PLC Contingent Value Rights (2)(8)	(2,326)	—
FMC Corp.	(2,144)	(177,845)
Freeport-McMoRan, Inc.	(5,809)	(67,442)
GCP Applied Technologies, Inc. (2)	(1,047)	(23,704)
Graphic Packaging Holding Co.	(14,865)	(207,813)
Haynes International, Inc.	(700)	(22,267)
Hecla Mining Co.	(10,206)	(18,371)
International Flavors & Fragrances, Inc.	(6,874)	(997,349)
Intrepid Potash, Inc. (2)	(841)	(2,826)
Kronos Worldwide, Inc.	(1,211)	(18,553)
Livent Corp. (2)	(1,871)	(12,947)
Myers Industries, Inc.	(2,721)	(52,434)
Neenah, Inc.	(329)	(22,224)
Pan American Silver Corp.	(421)	(5,435)
Pan American Silver Corp. Contingent Value Rights (2)(8)	(3,148)	—
PH Glatfelter Co.	(2,347)	(39,617)
Ramaco Resources, Inc. (2)	(542)	(2,883)
Schweitzer-Mauduit International, Inc.	(157)	(5,209)
Sealed Air Corp.	(6,882)	(294,412)
Sensient Technologies Corp.	(2,689)	(197,588)
Common Stocks - Short — continued
Southern Copper Corp.	(169)	(6,566)
Summit Materials, Inc. (2)	(1,518)	(29,222)
Synalloy Corp.	(135)	(2,109)
TimkenSteel Corp. (2)	(4,785)	(38,902)
Trecora Resources (2)	(1,402)	(13,417)
Tronox Holdings PLC	(715)	(9,138)
United States Steel Corp.	(1,671)	(25,583)
Universal Stainless & Alloy Products, Inc. (2)	(97)	(1,552)
Westrock Co.	(1,126)	(41,065)
		(3,658,563)

Real Estate Investment Trust — (1.1%)
Acadia Realty Trust	(1,301)	(35,608)
Brandywine Realty Trust	(3,484)	(49,891)
Brookfield Property REIT, Inc.	(12,314)	(232,611)
Crown Castle International Corp.	(4,666)	(608,213)
Easterly Government Properties, Inc.	(3,512)	(63,602)
Equity Commonwealth	(8,424)	(273,948)
First Industrial Realty Trust, Inc.	(2,905)	(106,730)
Healthcare Trust of America, Inc. - Class A	(1,929)	(52,912)
Independence Realty Trust, Inc.	(4,085)	(47,263)
JBG SMITH Properties	(2,865)	(112,709)
Mack-Cali Realty Corp.	(833)	(19,401)
Medical Properties Trust, Inc.	(11,656)	(203,281)
NorthStar Realty Europe Corp.	(3,848)	(63,223)
One Liberty Properties, Inc.	(88)	(2,548)
RMR Group, Inc./The	(174)	(8,175)
Sabra Health Care REIT, Inc.	(13,554)	(266,878)
STAG Industrial, Inc.	(3,284)	(99,308)
VICI Properties, Inc.	(933)	(20,563)
Whitestone REIT	(1,181)	(14,987)
		(2,281,851)

Utilities — (4.1%)
Alliant Energy Corp.	(19,368)	(950,581)
Avangrid, Inc.	(14,261)	(720,181)
Avista Corp.	(5,141)	(229,289)
Clearway Energy, Inc.	(800)	(13,488)
Edison International	(5,431)	(366,104)
El Paso Electric Co.	(250)	(16,350)
Entergy Corp.	(9,199)	(946,853)
Hawaiian Electric Industries, Inc.	(22,644)	(986,146)
New Jersey Resources Corp.	(10,334)	(514,323)
NiSource, Inc.	(34,367)	(989,770)
Northwest Natural Holding Co.	(4,396)	(305,522)
Ormat Technologies, Inc.	(3,593)	(227,760)
Pattern Energy Group, Inc.	(9,448)	(218,154)

The accompanying notes are an integral part of these financial statements

Page 38	2019 Semiannual Report | June 30, 2019

Schedule of Investments
June 30, 2019 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - Short — continued
Pure Cycle Corp. (2)	(1,268)	(13,441)
RGC Resources, Inc.	(569)	(17,366)
Sempra Energy	(7,811)	(1,073,544)
South Jersey Industries, Inc.	(28,719)	(968,692)
TerraForm Power, Inc.	(3,843)	(54,941)
		(8,612,505)

Total Securities Sold Short (Proceeds Received $68,489,146)		(69,273,555)

Trustee Deferred Compensation (7)
Meeder Balanced Fund	393	4,594
Meeder Dynamic Allocation Fund	908	10,161
Meeder Muirfield Fund	901	6,785
Meeder Conservative Allocation Fund	120	2,686
Total Trustee Deferred Compensation (Cost $23,971)		24,226

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Index Futures
Mini MSCI EAFE Index Futures	207	9/20/2019	19,906,155	232,899
Mini MSCI Emerging Markets Index Futures	84	9/20/2019	4,424,280	77,426
Russell 2000 Mini Index Futures	47	9/20/2019	3,682,685	46,570
Standard & Poors 500 Mini Futures	371	9/20/2019	54,614,910	437,375
E-mini Standard & Poors MidCap 400 Futures	75	9/20/2019	14,625,000	226,876
Total Futures Contracts	784		97,253,030	1,021,146

(1)

Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 - quoted prices in active markets for identical securities
●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund’s assets carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments (9)
Level 1 - Quoted Prices	$200,466,441	$1,021,146
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$200,466,441	$1,021,146

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.
(3)	All or a portion of the security is on loan.
(4)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at June 30, 2019.
(5)	All or a portion of the security is held as collateral for securities sold short. The total fair value of this collateral on June 30, 2019 was $56,372,324.
(6)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2019.
(7)	Assets of affiliates to the Spectrum Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(8)	Fair valued security deemed as Level 3 security.
(9)

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

The accompanying notes are an integral part of these financial statements

2019 Semiannual Report | June 30, 2019	Page 39

Schedule of Investments
June 30, 2019 (unaudited)

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — 41.2%
Communication Services — 3.3%
Alphabet, Inc. - Class A (2)	17	18,408
Alphabet, Inc. - Class C (2)	407	439,930
AT&T, Inc.	5,976	200,256
Beasley Broadcast Group, Inc.	5	16
Cable One, Inc.	20	23,420
Comcast Corp. - Class A	3,975	168,063
Facebook, Inc. (2)	1,630	314,590
Fluent, Inc. (2)	88	473
Frontier Communications Corp. (2)	13	23
Gray Television, Inc. (2)	316	5,179
Marcus Corp./The	315	10,382
Meet Group, Inc./The (2)	208	724
Nexstar Media Group, Inc.	187	18,887
Rosetta Stone, Inc. (2)	4	92
Spok Holdings, Inc.	487	7,324
TEGNA, Inc.	829	12,559
Telephone & Data Systems, Inc.	737	22,405
T-Mobile US, Inc. (2)	2,684	198,992
Verizon Communications, Inc.	5,874	335,582
Viacom, Inc.	2,051	61,263
Walt Disney Co./The	559	78,059
		1,916,627

Consumer Discretionary — 4.1%
Aaron’s, Inc.	115	7,062
Abercrombie & Fitch Co.	68	1,091
Amazon.com, Inc. (2)	330	624,898
American Eagle Outfitters, Inc.	74	1,251
Ascent Capital Group, Inc. (2)	392	423
AutoZone, Inc. (2)	20	21,989
Barnes & Noble, Inc.	14	94
Bassett Furniture Industries, Inc.	254	3,874
Beazer Homes USA, Inc. (2)	190	1,826
Best Buy Co., Inc.	718	50,066
Bloomin’ Brands, Inc.	510	9,644
Brinker International, Inc.	154	6,060
Career Education Corp. (2)	404	7,704
Chipotle Mexican Grill, Inc. (2)	33	24,185
Clarus Corp.	365	5,271
Core-Mark Holding Co., Inc.	2	79
Darden Restaurants, Inc.	216	26,294
Dave & Buster’s Entertainment, Inc.	55	2,226
Denny’s Corp. (2)	304	6,241
Dollar General Corp.	309	41,764
Ethan Allen Interiors, Inc.	268	5,644
Etsy, Inc. (2)	105	6,444
Common Stocks — continued
Everi Holdings, Inc. (2)	480	5,726
Extended Stay America, Inc.	73	1,233
Five Below, Inc. (2)	130	15,603
Flexsteel Industries, Inc.	9	154
Foot Locker, Inc.	234	9,809
GameStop Corp.	199	1,089
Garmin, Ltd.	286	22,823
Garrett Motion, Inc. (2)	240	3,684
General Motors Co.	5,728	220,700
Gentex Corp.	181	4,454
H&R Block, Inc.	515	15,090
Helen of Troy, Ltd. (2)	27	3,526
Hooker Furniture Corp.	104	2,144
J Alexander’s Holdings, Inc. (2)	10	112
J. Jill, Inc.	217	432
Johnson Outdoors, Inc.	38	2,834
K12, Inc. (2)	26	791
KB Home	636	16,364
Lear Corp.	261	36,349
Lennar Corp.	1,121	54,324
Liberty Expedia Holdings, Inc. (2)	669	31,972
Lululemon Athletica, Inc. (2)	260	46,855
M/I Homes, Inc. (2)	165	4,709
MasterCraft Boat Holdings, Inc. (2)	61	1,195
McDonald’s Corp.	927	192,501
MDC Holdings, Inc.	193	6,327
NIKE, Inc. - Class B	553	46,424
Nordstrom, Inc.	16	510
Norwegian Cruise Line Holdings, Ltd. (2)	43	2,306
Planet Fitness, Inc. (2)	290	21,008
PulteGroup, Inc.	156	4,933
Rent-A-Center, Inc./TX (2)	48	1,278
Ruth’s Hospitality Group, Inc.	95	2,157
SeaWorld Entertainment, Inc. (2)	119	3,689
Sleep Number Corp. (2)	49	1,979
Speedway Motorsports, Inc.	228	4,229
Starbucks Corp.	3,092	259,202
Tilly’s, Inc. - Class A	114	870
TJX Cos., Inc./The	4,373	231,244
Tupperware Brands Corp.	334	6,356
Ulta Beauty, Inc. (2)	100	34,689
Whirlpool Corp.	64	9,111
Yum! Brands, Inc.	1,859	205,736
		2,390,651

Consumer Staples — 2.6%
Casey’s General Stores, Inc.	36	5,616

The accompanying notes are an integral part of these financial statements

Page 40	2019 Semiannual Report | June 30, 2019

Schedule of Investments
June 30, 2019 (unaudited)

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Coca-Cola Consolidated, Inc.	6	1,796
Costco Wholesale Corp.	318	84,035
Hershey Co./The	631	84,573
Kimberly-Clark Corp.	822	109,556
Kroger Co./The	1,617	35,105
Molson Coors Brewing Co.	1,010	56,560
Mondelez International, Inc.	4,366	235,327
PepsiCo, Inc.	2,467	323,498
Performance Food Group Co. (2)	121	4,844
Pilgrim’s Pride Corp. (2)	120	3,047
Procter & Gamble Co./The	890	97,589
Simply Good Foods Co./The (2)	137	3,299
SpartanNash Co.	286	3,338
Sysco Corp.	1,593	112,657
Turning Point Brands, Inc.	3	147
Tyson Foods, Inc.	2,105	169,958
USANA Health Sciences, Inc. (2)	6	477
Walmart, Inc.	1,795	198,330
		1,529,752

Energy — 2.1%
Adams Resources & Energy, Inc.	25	857
Arch Coal, Inc. - Class A	44	4,145
Archrock, Inc.	1,650	17,490
Berry Petroleum Corp.	210	2,226
C&J Energy Services, Inc. (2)	86	1,013
Cabot Oil & Gas Corp.	1,500	34,440
Cactus, Inc. (2)	558	18,481
Chevron Corp.	1,684	209,557
Cimarex Energy Co.	39	2,314
ConocoPhillips	3,644	222,284
CVR Energy, Inc.	261	13,047
Delek US Holdings, Inc.	297	12,034
DHT Holdings, Inc.	348	2,057
DMC Global, Inc.	72	4,561
EQT Corp.	969	15,320
Evolution Petroleum Corp.	227	1,623
Exxon Mobil Corp.	3,327	254,948
Hallador Energy Co.	187	1,053
Keane Group, Inc. (2)	796	5,349
Mammoth Energy Services, Inc.	266	1,830
Marathon Oil Corp.	1,999	28,406
Matrix Service Co. (2)	286	5,794
Midstates Petroleum Co., Inc. (2)	386	2,274
Pacific Ethanol, Inc. (2)	350	268
Panhandle Oil and Gas, Inc.	82	1,069
Par Pacific Holdings, Inc. (2)	249	5,109
Common Stocks — continued
PBF Energy, Inc.	218	6,823
Peabody Energy Corp.	461	11,110
Phillips 66	2,252	210,652
ProPetro Holding Corp. (2)	532	11,012
Renewable Energy Group, Inc. (2)	246	3,902
Solaris Oilfield Infrastructure, Inc.	198	2,966
Talos Energy, Inc. (2)	254	6,109
W&T Offshore, Inc. (2)	884	4,385
Westmoreland Coal Co. (2)	539	8
Williams Cos., Inc./The	2,543	71,306
World Fuel Services Corp.	288	10,356
		1,206,178

Financials — 4.7%
Aflac, Inc.	1,535	84,133
Ally Financial, Inc.	2,834	87,826
American Express Co.	791	97,641
Arbor Realty Trust, Inc.	866	10,496
Ares Commercial Real Estate Corp.	325	4,830
AXA Equitable Holdings, Inc.	12	251
Bancorp, Inc./The (2)	302	2,694
Bank of America Corp.	10,149	294,321
BankFinancial Corp.	105	1,469
Berkshire Hathaway, Inc. - Class B (2)	2,177	464,071
Cannae Holdings, Inc. (2)	54	1,565
Central Valley Community Bancorp	11	236
Cincinnati Financial Corp.	167	17,313
CIT Group, Inc.	1,879	98,723
Citigroup, Inc.	600	42,018
Discover Financial Services	1,836	142,455
Essent Group, Ltd. (2)	538	25,281
Exantas Capital Corp.	52	588
Fidelity National Financial, Inc.	1,053	42,436
Fidelity Southern Corp.	532	16,476
Fifth Third Bancorp	5,576	155,570
First American Financial Corp.	681	36,570
First BanCorp/Puerto Rico	1,196	13,204
Genworth Financial, Inc. (2)	70	260
Great Ajax Corp.	1	14
Hilltop Holdings, Inc.	847	18,016
IBERIABANK Corp.	341	25,865
International Bancshares Corp.	450	16,970
JPMorgan Chase & Co.	3,164	353,735
KKR Real Estate Finance Trust, Inc.	1,221	24,322
Ladder Capital Corp.	919	15,265
Ladenburg Thalmann Financial Services, Inc.	435	1,492

The accompanying notes are an integral part of these financial statements

2019 Semiannual Report | June 30, 2019	Page 41

Schedule of Investments
June 30, 2019 (unaudited)

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
LPL Financial Holdings, Inc.	125	10,196
Medley Management, Inc.	40	98
Mercantile Bank Corp.	7	228
MGIC Investment Corp. (2)	1,306	17,161
MSCI, Inc.	415	99,098
Navient Corp.	1,077	14,701
NewStar Financial Contingent Value Rights (2)(6)	34	—
Nicolet Bankshares, Inc. (2)	27	1,676
NMI Holdings, Inc. - Class A (2)	154	4,372
Northeast Bank	45	1,241
Northrim BanCorp, Inc.	82	2,924
OFG Bancorp	403	9,579
Old Republic International Corp.	603	13,495
OneMain Holdings, Inc.	590	19,948
Oppenheimer Holdings, Inc.	583	15,869
PennyMac Financial Services, Inc.	242	5,368
Piper Jaffray Cos.	110	8,170
Popular, Inc.	1,241	67,312
Pzena Investment Management, Inc.	358	3,075
Radian Group, Inc.	1,216	27,786
Ready Capital Corp.	16	238
Safety Insurance Group, Inc.	139	13,223
Santander Consumer USA Holdings, Inc. (2)	473	11,333
Silvercrest Asset Management Group, Inc.	80	1,122
Stewart Information Services Corp.	427	17,289
Summit Financial Group, Inc.	53	1,423
Synchrony Financial	2,846	98,671
TriCo Bancshares	250	9,450
United Security Bancshares/Fresno CA	58	661
US Bancorp	3,128	163,907
Walker & Dunlop, Inc.	182	9,684
Waterstone Financial, Inc.	45	768
Wins Finance Holdings, Inc. (2)	37	578
		2,746,750

Healthcare — 7.8%
Abbott Laboratories	947	79,643
AbbVie, Inc.	1,210	87,991
Adverum Biotechnologies, Inc. (2)	247	2,937
Agilent Technologies, Inc.	970	72,430
Albireo Pharma, Inc. (2)	17	548
Alexion Pharmaceuticals, Inc. (2)	775	101,510
Align Technology, Inc. (2)	68	18,612
Allergan PLC	1,328	222,347
AmerisourceBergen Corp.	353	30,097
Amgen, Inc.	1,164	214,502
Common Stocks — continued
Amphastar Pharmaceuticals, Inc. (2)	239	5,045
ANI Pharmaceuticals, Inc. (2)	53	4,357
Arena Pharmaceuticals, Inc. (2)	120	7,036
ArQule, Inc. (2)	438	4,822
Array BioPharma, Inc. (2)	170	7,876
Arrowhead Pharmaceuticals, Inc. (2)	220	5,830
Arvinas, Inc. (2)	32	704
Avid Bioservices, Inc. (2)	458	2,565
Avrobio, Inc. (2)	11	179
Baxter International, Inc.	801	65,602
Biogen, Inc. (2)	880	205,806
Biohaven Pharmaceutical Holding Co., Ltd. (2)	57	2,496
BioSpecifics Technologies Corp. (2)	132	7,882
Bristol-Myers Squibb Co.	449	20,362
Bruker Corp.	326	16,284
Calithera Biosciences, Inc. (2)	68	265
Cardinal Health, Inc.	815	38,387
CareDx, Inc. (2)	112	4,031
Catalent, Inc. (2)	530	28,731
Catalyst Pharmaceuticals, Inc. (2)	303	1,164
Celcuity, Inc. (2)	1	25
Celgene Corp. (2)	2,381	220,100
Cerner Corp.	1,507	110,463
Chemed Corp.	60	21,650
ChemoCentryx, Inc. (2)	85	791
Chimerix, Inc. (2)	77	333
Coherus Biosciences, Inc. (2)	440	9,724
Computer Programs & Systems, Inc.	33	917
Corium International Contingent Value Rights (2)(6)	22	—
Cytokinetics, Inc. (2)	219	2,464
Danaher Corp.	794	113,478
DENTSPLY SIRONA, Inc.	340	19,842
Eli Lilly & Co.	1,217	134,831
Emergent BioSolutions, Inc. (2)	153	7,391
Enanta Pharmaceuticals, Inc. (2)	116	9,788
Endo International PLC (2)	696	2,868
Ensign Group, Inc./The	37	2,106
Exact Sciences Corp. (2)	290	34,232
Exelixis, Inc. (2)	869	18,571
Fate Therapeutics, Inc. (2)	255	5,177
FONAR Corp. (2)	153	3,291
Genomic Health, Inc. (2)	194	11,285
Gilead Sciences, Inc.	2,674	180,655
Glaukos Corp. (2)	19	1,433
Harvard Bioscience, Inc. (2)	26	52

The accompanying notes are an integral part of these financial statements

Page 42	2019 Semiannual Report | June 30, 2019

Schedule of Investments
June 30, 2019 (unaudited)

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
HCA Healthcare, Inc.	1,462	197,619
HealthStream, Inc. (2)	60	1,552
Hill-Rom Holdings, Inc.	497	51,996
Horizon Therapeutics Plc (2)	586	14,099
Humana, Inc.	290	76,937
IDEXX Laboratories, Inc. (2)	20	5,507
Incyte Corp. (2)	221	18,776
Invitae Corp. (2)	278	6,533
IQVIA Holdings, Inc. (2)	194	31,215
Jazz Pharmaceuticals PLC (2)	44	6,273
Johnson & Johnson	2,351	327,447
Kura Oncology, Inc. (2)	3	59
Lantheus Holdings, Inc. (2)	82	2,321
Magellan Health, Inc. (2)	26	1,930
Masimo Corp. (2)	201	29,913
Medidata Solutions, Inc. (2)	47	4,254
Medtronic PLC	2,895	281,944
Merck & Co., Inc.	3,435	288,025
Meridian Bioscience, Inc.	312	3,707
Mirati Therapeutics, Inc. (2)	36	3,708
Molecular Templates, Inc. (2)	103	860
Molina Healthcare, Inc. (2)	6	859
Natera, Inc. (2)	209	5,764
NextGen Healthcare, Inc. (2)	26	517
Odonate Therapeutics, Inc. (2)	15	550
Omnicell, Inc. (2)	19	1,635
Oncternal Therapeutics, Inc. (2)	15	100
Pacira BioSciences, Inc. (2)	153	6,654
PDL BioPharma, Inc. (2)	682	2,141
Perrigo Co. PLC	249	11,857
Pfenex, Inc. (2)	87	586
Pfizer, Inc.	7,984	345,867
Phibro Animal Health Corp.	226	7,180
Principia Biopharma, Inc. (2)	83	2,755
Ra Pharmaceuticals, Inc. (2)	129	3,879
Recro Pharma, Inc. (2)	314	3,193
Regeneron Pharmaceuticals, Inc. (2)	16	5,008
Repligen Corp. (2)	118	10,142
ResMed, Inc.	172	20,989
RTI Surgical Holdings, Inc. (2)	28	119
SIGA Technologies, Inc. (2)	264	1,500
Simulations Plus, Inc.	17	486
Spark Therapeutics, Inc. (2)	25	2,560
Spero Therapeutics, Inc. (2)	12	138
STERIS PLC	264	39,304
Stryker Corp.	517	106,285
Tandem Diabetes Care, Inc. (2)	70	4,516
Common Stocks — continued
United Therapeutics Corp. (2)	109	8,509
UnitedHealth Group, Inc.	90	21,961
Varian Medical Systems, Inc. (2)	165	22,461
Veeva Systems, Inc. (2)	170	27,559
Veracyte, Inc. (2)	150	4,277
Vertex Pharmaceuticals, Inc. (2)	956	175,311
Voyager Therapeutics, Inc. (2)	186	5,063
Waters Corp. (2)	21	4,520
West Pharmaceutical Services, Inc.	42	5,256
Zimmer Biomet Holdings, Inc.	465	54,749
Zoetis, Inc.	988	112,128
		4,552,561

Industrials — 4.1%
AGCO Corp.	284	22,030
Allison Transmission Holdings, Inc.	991	45,933
Armstrong World Industries, Inc.	235	22,842
Atkore International Group, Inc. (2)	42	1,087
BMC Stock Holdings, Inc. (2)	335	7,102
Builders FirstSource, Inc. (2)	697	11,751
Comfort Systems USA, Inc.	276	14,073
Commercial Vehicle Group, Inc. (2)	350	2,807
Copart, Inc. (2)	541	40,434
CSW Industrials, Inc.	5	341
CSX Corp.	2,864	221,588
Cummins, Inc.	1,166	199,782
EMCOR Group, Inc.	195	17,180
Ennis, Inc.	23	472
Fastenal Co.	138	4,497
Fortune Brands Home & Security, Inc.	163	9,312
Foundation Building Materials, Inc. (2)	153	2,720
Generac Holdings, Inc. (2)	172	11,939
Graco, Inc.	64	3,212
Great Lakes Dredge & Dock Corp. (2)	149	1,645
Harsco Corp. (2)	68	1,866
Heidrick & Struggles International, Inc.	65	1,948
Herman Miller, Inc.	363	16,226
HNI Corp.	382	13,515
Hurco Cos., Inc.	102	3,627
ICF International, Inc.	4	291
Illinois Tool Works, Inc.	465	70,127
Ingersoll-Rand PLC	654	82,842
ITT, Inc.	54	3,536
Jacobs Engineering Group, Inc.	263	22,195
Kansas City Southern	330	40,201
Kelly Services, Inc. - Class A	58	1,519
Kforce, Inc.	34	1,193

The accompanying notes are an integral part of these financial statements

2019 Semiannual Report | June 30, 2019	Page 43

Schedule of Investments
June 30, 2019 (unaudited)

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Kimball International, Inc. - Class B	364	6,345
Knoll, Inc.	107	2,459
L3 Technologies, Inc.	43	10,542
Landstar System, Inc.	333	35,961
LSI Industries, Inc.	177	646
ManpowerGroup, Inc.	362	34,969
Marten Transport, Ltd.	1	18
Masco Corp.	143	5,611
Masonite International Corp. (2)	116	6,111
Matson, Inc.	259	10,062
Miller Industries, Inc./TN	271	8,333
Moog, Inc.	19	1,779
MSC Industrial Direct Co., Inc.	421	31,263
Mueller Industries, Inc.	45	1,317
Norfolk Southern Corp.	1,140	227,236
Oshkosh Corp.	390	32,561
Owens Corning	238	13,852
PACCAR, Inc.	1,728	123,828
Parker-Hannifin Corp.	688	116,967
Park-Ohio Holdings Corp.	70	2,281
Quanex Building Products Corp.	158	2,985
Quanta Services, Inc.	975	37,235
Radiant Logistics, Inc. (2)	163	1,001
RR Donnelley & Sons Co.	1,026	2,021
Rush Enterprises, Inc.	277	10,116
Southwest Airlines Co.	3,420	173,668
Spirit AeroSystems Holdings, Inc.	103	8,381
Steelcase, Inc. - Class A	313	5,352
Sterling Construction Co., Inc. (2)	186	2,496
Timken Co./The	610	31,317
Toro Co./The	329	22,010
Triton International, Ltd./Bermuda	503	16,478
Union Pacific Corp.	1,604	271,252
Universal Forest Products, Inc.	63	2,398
Valmont Industries, Inc.	28	3,551
Vectrus, Inc. (2)	93	3,772
Wabash National Corp.	32	521
Waste Management, Inc.	1,873	216,088
Willis Lease Finance Corp. (2)	16	933
		2,383,549

Information Technology — 9.6%
Acacia Communications, Inc. (2)	55	2,594
ACM Research, Inc. (2)	17	265
Adobe, Inc. (2)	89	26,224
ADTRAN, Inc.	239	3,645
Amkor Technology, Inc. (2)	1,070	7,982
Common Stocks — continued
Apple, Inc.	3,924	776,638
Applied Materials, Inc.	891	40,015
Aspen Technology, Inc. (2)	181	22,495
Avaya Holdings Corp. (2)	365	4,347
Avid Technology, Inc. (2)	170	1,550
Avnet, Inc.	745	33,726
Benchmark Electronics, Inc.	794	19,945
Booz Allen Hamilton Holding Corp.	658	43,566
Broadcom, Inc.	565	162,641
Broadridge Financial Solutions, Inc.	319	40,730
CACI International, Inc. - Class A (2)	86	17,595
Cadence Design Systems, Inc. (2)	784	55,515
CalAmp Corp. (2)	71	829
CDK Global, Inc.	544	26,895
CDW Corp./DE	187	20,757
Ciena Corp. (2)	373	15,341
Cisco Systems, Inc.	6,764	370,194
Comtech Telecommunications Corp.	172	4,835
Cypress Semiconductor Corp.	292	6,494
Dell Technologies, Inc. - Class C (2)	349	17,729
Digi International, Inc. (2)	37	469
DXC Technology Co.	1,272	70,151
Enphase Energy, Inc. (2)	102	1,859
EPAM Systems, Inc. (2)	28	4,847
EVERTEC, Inc.	201	6,573
Extreme Networks, Inc. (2)	33	214
F5 Networks, Inc. (2)	315	45,873
Fabrinet (2)	154	7,649
Fair Isaac Corp. (2)	60	18,841
FormFactor, Inc. (2)	123	1,927
Hewlett Packard Enterprise Co.	1,673	25,011
HP, Inc.	1,928	40,083
Information Services Group, Inc. (2)	45	142
Insight Enterprises, Inc. (2)	255	14,841
Intel Corp.	4,444	212,734
InterDigital, Inc.	182	11,721
International Business Machines Corp.	1,415	195,129
Intuit, Inc.	894	233,629
j2 Global, Inc.	129	11,467
Jabil, Inc.	849	26,828
Juniper Networks, Inc.	2,080	55,390
Keysight Technologies, Inc. (2)	373	33,499
KLA-Tencor Corp.	841	99,406
Lam Research Corp.	616	115,709
Lattice Semiconductor Corp. (2)	310	4,523
Leidos Holdings, Inc.	350	27,948
LogMeIn, Inc.	347	25,567

The accompanying notes are an integral part of these financial statements

Page 44	2019 Semiannual Report | June 30, 2019

Schedule of Investments
June 30, 2019 (unaudited)

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Majesco (2)	43	400
Mastercard, Inc.	1,389	367,432
MAXIMUS, Inc.	67	4,860
Micron Technology, Inc. (2)	5,602	216,181
Microsoft Corp.	6,690	896,192
Monotype Imaging Holdings, Inc.	520	8,757
Motorola Solutions, Inc.	404	67,359
Napco Security Technologies, Inc. (2)	100	2,968
NIC, Inc.	96	1,540
Nuance Communications, Inc. (2)	1,177	18,797
NVE Corp.	9	627
NXP Semiconductors NV	13	1,269
Oracle Corp.	4,012	228,564
OSI Systems, Inc. (2)	53	5,969
Paycom Software, Inc. (2)	73	16,551
Paylocity Holding Corp. (2)	15	1,407
PC Connection, Inc.	142	4,967
Photronics, Inc. (2)	144	1,181
Presidio, Inc.	509	6,958
Progress Software Corp.	400	17,448
QUALCOMM, Inc.	1,210	92,045
Qualys, Inc. (2)	113	9,840
Rudolph Technologies, Inc. (2)	78	2,155
Sanmina Corp. (2)	262	7,933
SPS Commerce, Inc. (2)	18	1,840
Symantec Corp.	1,501	32,662
Synopsys, Inc. (2)	837	107,714
Tech Data Corp. (2)	176	18,410
Telaria, Inc. (2)	119	895
Teradyne, Inc.	1,121	53,707
Texas Instruments, Inc.	2,226	255,456
Trade Desk, Inc./The (2)	1	228
Upland Software, Inc. (2)	20	911
Verint Systems, Inc. (2)	185	9,949
VMware, Inc.	252	42,137
Workiva, Inc. (2)	44	2,556
Xerox Corp.	1,179	41,748
Xperi Corp.	80	1,647
Zscaler, Inc. (2)	124	9,503
		5,575,340

Materials — 0.9%
AdvanSix, Inc. (2)	295	7,207
Air Products & Chemicals, Inc.	451	102,093
Global Brass & Copper Holdings, Inc.	17	743
Innospec, Inc.	1	91
International Paper Co.	1,581	68,489
Common Stocks — continued
Louisiana-Pacific Corp.	418	10,960
LyondellBasell Industries NV	2,211	190,433
Nucor Corp.	1,409	77,636
PPG Industries, Inc.	230	26,843
Rayonier Advanced Materials, Inc.	42	273
Reliance Steel & Aluminum Co.	261	24,696
Ryerson Holding Corp. (2)	22	183
Schnitzer Steel Industries, Inc.	29	759
Steel Dynamics, Inc.	872	26,334
Stepan Co.	13	1,195
Tredegar Corp.	125	2,078
Trinseo SA	234	9,908
Verso Corp. (2)	78	1,486
		551,407

Real Estate Investment Trust — 1.6%
American Assets Trust, Inc.	104	4,900
American Homes 4 Rent	159	3,865
American Tower Corp.	361	73,806
Camden Property Trust	73	7,620
CoreCivic, Inc.	353	7,328
Cousins Properties, Inc.	98	3,545
CubeSmart	94	3,143
EastGroup Properties, Inc.	149	17,281
Essex Property Trust, Inc.	633	184,792
Farmland Partners, Inc.	49	345
Gaming and Leisure Properties, Inc.	316	12,318
Gladstone Commercial Corp.	267	5,666
Hospitality Properties Trust	984	24,600
Host Hotels & Resorts, Inc.	2,734	49,813
Hudson Pacific Properties, Inc.	356	11,844
Industrial Logistics Properties Trust	146	3,040
Kilroy Realty Corp.	271	20,003
Lamar Advertising Co.	535	43,180
Maui Land & Pineapple Co., Inc. (2)	17	175
National Storage Affiliates Trust	87	2,518
New Senior Investment Group, Inc.	161	1,082
Piedmont Office Realty Trust, Inc.	1,977	39,402
PS Business Parks, Inc.	163	27,470
RAIT Financial Trust (2)	193	100
Rayonier, Inc.	775	23,483
Retail Properties of America, Inc.	864	10,161
SBA Communications Corp. (2)	19	4,272
Simon Property Group, Inc.	1,190	190,114
Spirit MTA REIT	191	1,593
Tanger Factory Outlet Centers, Inc.	700	11,347
Trinity Place Holdings, Inc. (2)	331	1,307

The accompanying notes are an integral part of these financial statements

2019 Semiannual Report | June 30, 2019	Page 45

Schedule of Investments
June 30, 2019 (unaudited)

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
UDR, Inc.	3,144	141,134
Urstadt Biddle Properties, Inc.	101	2,121
		933,368

Utilities — 0.3%
Ameren Corp.	303	22,758
Atlantic Power Corp. (2)	432	1,045
Black Hills Corp.	505	39,476
National Fuel Gas Co.	795	41,936
NorthWestern Corp.	45	3,247
Portland General Electric Co.	862	46,695
Spark Energy, Inc. - Class A	266	2,977
Spire, Inc.	170	14,257
		172,391

Total Common Stocks (Cost $21,206,374)		23,958,574

Registered Investment Companies — 15.0%
American Beacon SiM High Yield Opportunities Fund - Class I	27,290	260,078
Baird Core Plus Bond Fund - Class I	28,000	319,479
Dodge & Cox Income Fund	28,175	391,920
DoubleLine Total Return Bond Fund - Class I	29,907	319,403
Frost Total Return Bond Fund - Class I	30,643	319,916
Guggenheim Total Return Bond Fund - Class I	11,930	324,370
iShares Core MSCI EAFE ETF (7)	42,298	2,597,097
iShares Core MSCI Emerging Markets ETF (7)	12,312	633,329
iShares Core U.S. Aggregate Bond ETF (7)	3,209	357,322
iShares iBoxx High Yield Corporate Bond ETF (7)	2,183	190,314
iShares JP Morgan USD Emerging Markets Bond ETF (7)	3,409	386,206
Lord Abbett High Yield Fund - Class I	42,870	321,528
Payden Emerging Markets Bond Fund - Class I	28,468	389,164
PGIM Total Return Bond Fund - Class R6	15,447	227,997
PIMCO Investment Grade Credit Bond Fund - Class I	10,407	111,041
Pioneer Bond Fund - Class Y	34,023	330,027
Segall Bryant & Hamill Plus Bond Fund - Class I	21,135	225,727
SPDR Bloomberg Barclays High Yield Bond ETF (7)	1,747	190,318
TCW Emerging Markets Income Fund - Class I	61,573	516,597
Registered Investment Companies — continued
Vanguard Intermediate-Term Corporate Bond ETF (7)	772	69,364
Vanguard Total Bond Market ETF (7)	3,007	249,793
Total Registered Investment Companies (Cost $8,113,951)		8,730,990

Money Market Registered Investment Companies — 36.9%
Meeder Institutional Prime Money Market Fund, 2.45% (3)	21,493,619	21,500,067
Total Money Market Registered Investment Companies (Cost $21,491,168)		21,500,067

Bank Obligations — 1.3%
First Merchants Bank Deposit Account, 2.25%, 7/1/2019 (4)	246,473	246,473
Metro City Bank Deposit Account, 2.35%, 7/1/2019 (4)	246,495	246,495
Pacific Mercantile Bank Deposit Account, 2.29%, 7/1/2019 (4)	246,489	246,489
Total Bank Obligations (Cost $739,457)		739,457

U.S. Government Obligations — 1.6%
U.S. Treasury Note, 2.25%, due 1/31/2024	156,200	159,586
U.S. Treasury Note, 2.625%, due 2/15/2029	183,300	193,296
U.S. Treasury Note, 2.25%, due 11/15/2025	434,400	444,870
U.S. Treasury Note, 2.125%, due 12/31/2022	116,000	117,581
Total U.S. Government Obligations (Cost $883,082)		915,333
Total Investments — 95.9% (Cost $52,434,032)		55,844,421
Other Assets less Liabilities — 4.1%		2,389,582
Total Net Assets — 100.0%		58,234,003

Trustee Deferred Compensation (5)
Meeder Balanced Fund	1,695	19,815
Meeder Dynamic Allocation Fund	4,258	47,647
Meeder Muirfield Fund	1,804	13,584
Meeder Conservative Allocation Fund	483	10,810
Total Trustee Deferred Compensation (Cost $84,002)		91,856

The accompanying notes are an integral part of these financial statements

Page 46	2019 Semiannual Report | June 30, 2019

Schedule of Investments
June 30, 2019 (unaudited)

Global Allocation Fund
	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Index Futures
Mini MSCI EAFE Index Futures	210	9/20/2019	20,194,650	276,114
Mini MSCI Emerging Markets Index Futures	86	9/20/2019	4,529,620	92,339
Standard & Poors 500 Mini Futures	2	9/20/2019	294,420	(1,203)
E-mini Standard & Poors MidCap 400 Futures	1	9/20/2019	195,000	1,159
Total Futures Contracts	299		25,213,690	368,409

(1)

Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 - quoted prices in active markets for identical securities
●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund’s assets carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments (8)
Level 1 - Quoted Prices	$54,189,631	$368,409
Level 2 - Other Significant Observable Inputs	1,654,790	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$55,844,421	$368,409

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.
(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2019.
(4)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at June 30, 2019. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(5)	Assets of affiliates to the Global Allocation Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(6)	Fair valued security deemed as Level 3 security.
(7)	Exchange-traded fund.
(8)

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

The accompanying notes are an integral part of these financial statements

2019 Semiannual Report | June 30, 2019	Page 47

Schedule of Investments
June 30, 2019 (unaudited)

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — 48.3%
Communication Services — 3.9%
Alphabet, Inc. - Class A (2)	141	152,675
Alphabet, Inc. - Class C (2)	3,296	3,562,679
AT&T, Inc.	46,185	1,547,659
Beasley Broadcast Group, Inc.	215	692
Cable One, Inc.	161	188,529
Comcast Corp. - Class A	36,154	1,528,591
Facebook, Inc. (2)	12,677	2,446,661
Fluent, Inc. (2)	718	3,863
Gray Television, Inc. (2)	2,155	35,320
Marcus Corp./The	2,451	80,785
Meet Group, Inc./The (2)	2,104	7,322
Nexstar Media Group, Inc.	1,523	153,823
Shenandoah Telecommunications Co.	373	14,368
Spok Holdings, Inc.	3,496	52,580
TEGNA, Inc.	7,398	112,080
Telephone & Data Systems, Inc.	5,001	152,030
T-Mobile US, Inc. (2)	21,715	1,609,950
United States Cellular Corp. (2)	300	13,401
Verizon Communications, Inc.	46,094	2,633,350
Viacom, Inc.	17,292	516,512
Walt Disney Co./The	4,851	677,394
		15,490,264

Consumer Discretionary — 5.1%
Aaron’s, Inc.	793	48,698
Abercrombie & Fitch Co.	1,273	20,419
Amazon.com, Inc. (2)	2,718	5,146,886
AutoZone, Inc. (2)	251	275,967
Barnes & Noble, Inc.	77	515
Bassett Furniture Industries, Inc.	1,542	23,516
BBX Capital Corp.	1,720	8,445
Beazer Homes USA, Inc. (2)	2,184	20,988
Best Buy Co., Inc.	6,963	485,530
Bloomin’ Brands, Inc.	4,095	77,436
Brinker International, Inc.	1,274	50,132
Career Education Corp. (2)	3,515	67,031
Century Casinos, Inc. (2)	258	2,503
Chipotle Mexican Grill, Inc. (2)	339	248,446
Clarus Corp.	3,216	46,439
Core-Mark Holding Co., Inc.	344	13,664
Darden Restaurants, Inc.	1,522	185,273
Dave & Buster’s Entertainment, Inc.	394	15,945
Denny’s Corp. (2)	1,888	38,761
Dollar General Corp.	3,413	461,301
Ethan Allen Interiors, Inc.	2,362	49,744
Common Stocks — continued
Etsy, Inc. (2)	307	18,841
Everi Holdings, Inc. (2)	4,139	49,378
Five Below, Inc. (2)	1,125	135,023
Flexsteel Industries, Inc.	127	2,167
Foot Locker, Inc.	2,162	90,631
GameStop Corp.	1,589	8,692
Garmin, Ltd.	3,254	259,669
Garrett Motion, Inc. (2)	2,911	44,684
General Motors Co.	46,345	1,785,673
Gentex Corp.	3,346	82,345
H&R Block, Inc.	4,756	139,351
Haverty Furniture Cos., Inc.	657	11,189
Helen of Troy, Ltd. (2)	169	22,070
Home Depot, Inc./The	988	205,474
Hooker Furniture Corp.	1,310	27,012
J Alexander’s Holdings, Inc. (2)	84	943
J. Jill, Inc.	1,295	2,577
Johnson Outdoors, Inc.	103	7,681
K12, Inc. (2)	305	9,275
KB Home	4,603	118,435
Lear Corp.	1,864	259,599
Lennar Corp.	4,680	226,793
Liberty Expedia Holdings, Inc. (2)	6,034	288,365
Lululemon Athletica, Inc. (2)	2,580	464,942
M/I Homes, Inc. (2)	1,664	47,491
MasterCraft Boat Holdings, Inc. (2)	581	11,382
McDonald’s Corp.	8,313	1,726,278
MDC Holdings, Inc.	2,053	67,297
NIKE, Inc. - Class B	6,192	519,818
Nordstrom, Inc.	161	5,129
Norwegian Cruise Line Holdings, Ltd. (2)	2,249	120,614
NVR, Inc. (2)	25	84,256
Planet Fitness, Inc. (2)	2,394	173,421
PulteGroup, Inc.	1,640	51,857
Rent-A-Center, Inc./TX (2)	499	13,288
Ruth’s Hospitality Group, Inc.	2,576	58,501
SeaWorld Entertainment, Inc. (2)	1,060	32,860
Sleep Number Corp. (2)	399	16,116
Speedway Motorsports, Inc.	1,801	33,409
Starbucks Corp.	25,020	2,097,427
Tilly’s, Inc. - Class A	1,318	10,056
TJX Cos., Inc./The	35,385	1,871,159
Tupperware Brands Corp.	3,006	57,204
Ulta Beauty, Inc. (2)	933	323,648
Whirlpool Corp.	653	92,961

The accompanying notes are an integral part of these financial statements

Page 48	2019 Semiannual Report | June 30, 2019

Schedule of Investments
June 30, 2019 (unaudited)

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Yum! Brands, Inc.	15,045	1,665,030
		20,627,650

Consumer Staples — 2.9%
Casey’s General Stores, Inc.	97	15,131
Coca-Cola Consolidated, Inc.	22	6,584
Costco Wholesale Corp.	3,857	1,019,251
Hershey Co./The	3,846	515,479
Ingredion, Inc.	134	11,054
Kimberly-Clark Corp.	1,109	147,808
Kroger Co./The	16,052	348,489
Molson Coors Brewing Co.	8,840	495,040
Mondelez International, Inc.	34,665	1,868,444
PepsiCo, Inc.	19,881	2,606,996
Performance Food Group Co. (2)	249	9,967
Pilgrim’s Pride Corp. (2)	844	21,429
Procter & Gamble Co./The	7,377	808,888
Simply Good Foods Co./The (2)	1,915	46,113
SpartanNash Co.	3,301	38,523
Sysco Corp.	9,031	638,672
Turning Point Brands, Inc.	30	1,469
Tyson Foods, Inc.	19,275	1,556,264
USANA Health Sciences, Inc. (2)	181	14,377
Walmart, Inc.	14,751	1,629,838
		11,799,816

Energy — 2.2%
Adams Resources & Energy, Inc.	116	3,976
Arch Coal, Inc. - Class A	496	46,728
Archrock, Inc.	13,932	147,679
Berry Petroleum Corp.	1,748	18,529
C&J Energy Services, Inc. (2)	18	212
Cabot Oil & Gas Corp.	13,577	311,728
Cactus, Inc. (2)	4,554	150,828
Chevron Corp.	12,310	1,531,856
Cimarex Energy Co.	727	43,133
ConocoPhillips	27,187	1,658,407
CVR Energy, Inc.	2,351	117,526
Delek US Holdings, Inc.	1,983	80,351
DHT Holdings, Inc.	2,604	15,390
DMC Global, Inc.	554	35,096
EQT Corp.	7,862	124,298
Evolution Petroleum Corp.	2,052	14,672
Exxon Mobil Corp.	25,975	1,990,464
Hallador Energy Co.	2,232	12,566
Keane Group, Inc. (2)	5,417	36,402
Common Stocks — continued
Mammoth Energy Services, Inc.	1,808	12,439
Marathon Oil Corp.	4,734	67,270
Matrix Service Co. (2)	2,416	48,948
Midstates Petroleum Co., Inc. (2)	3,153	18,571
Par Pacific Holdings, Inc. (2)	1,501	30,801
PBF Energy, Inc.	1,726	54,024
Peabody Energy Corp.	4,201	101,244
Phillips 66	18,220	1,704,299
Profire Energy, Inc. (2)	45	68
ProPetro Holding Corp. (2)	4,052	83,876
Renewable Energy Group, Inc. (2)	2,086	33,084
Solaris Oilfield Infrastructure, Inc.	1,568	23,489
Talos Energy, Inc. (2)	2,131	51,251
W&T Offshore, Inc. (2)	6,923	34,338
Williams Cos., Inc./The	11,001	308,468
World Fuel Services Corp.	2,091	75,192
		8,987,203

Financials — 4.9%
Aflac, Inc.	3,378	185,148
Ally Financial, Inc.	24,394	755,970
American Express Co.	2,859	352,915
Arbor Realty Trust, Inc.	8,298	100,572
Ares Commercial Real Estate Corp.	6,193	92,028
BancFirst Corp.	11	612
Bancorp, Inc./The (2)	1,985	17,706
Bank of America Corp.	73,547	2,132,863
BankFinancial Corp.	1,258	17,599
Berkshire Hathaway, Inc. - Class B (2)	16,955	3,614,297
Cannae Holdings, Inc. (2)	447	12,954
Central Valley Community Bancorp	72	1,546
Cincinnati Financial Corp.	3,179	329,567
CIT Group, Inc.	13,064	686,383
Citigroup, Inc.	445	31,163
Credit Acceptance Corp. (2)	61	29,514
Discover Financial Services	11,063	858,378
Erie Indemnity Co.	671	170,622
Essent Group, Ltd. (2)	5,021	235,937
Exantas Capital Corp.	1,263	14,285
Fidelity National Financial, Inc.	9,133	368,060
Fidelity Southern Corp.	3,576	110,749
Fifth Third Bancorp	47,624	1,328,710
First American Financial Corp.	5,378	288,799
First BanCorp/Puerto Rico	8,135	89,810
Genworth Financial, Inc. (2)	533	1,977
Great Ajax Corp.	770	10,780

The accompanying notes are an integral part of these financial statements

2019 Semiannual Report | June 30, 2019	Page 49

Schedule of Investments
June 30, 2019 (unaudited)

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Hilltop Holdings, Inc.	5,313	113,008
IBERIABANK Corp.	3,028	229,674
International Bancshares Corp.	1,649	62,184
JPMorgan Chase & Co.	23,995	2,682,641
KKR Real Estate Finance Trust, Inc.	3,606	71,832
Ladder Capital Corp.	9,794	162,678
Ladenburg Thalmann Financial Services, Inc.	876	3,005
LPL Financial Holdings, Inc.	1,029	83,936
Medley Management, Inc.	402	989
Mercantile Bank Corp.	76	2,476
MGIC Investment Corp. (2)	10,885	143,029
MSCI, Inc.	3,219	768,665
Navient Corp.	6,282	85,749
Nicolet Bankshares, Inc. (2)	158	9,805
NMI Holdings, Inc. - Class A (2)	1,509	42,841
Northeast Bank	456	12,576
Northrim BanCorp, Inc.	667	23,785
OFG Bancorp	2,721	64,678
Old Republic International Corp.	3,054	68,349
OneMain Holdings, Inc.	2,527	85,438
Oppenheimer Holdings, Inc.	4,294	116,883
Parke Bancorp, Inc.	136	3,257
PennyMac Financial Services, Inc.	610	13,530
Piper Jaffray Cos.	1,350	100,265
Popular, Inc.	9,835	533,450
Pzena Investment Management, Inc.	3,236	27,797
Radian Group, Inc.	8,975	205,079
Ready Capital Corp.	506	7,539
Safety Insurance Group, Inc.	455	43,284
Santander Consumer USA Holdings, Inc. (2)	2,679	64,189
Silvercrest Asset Management Group, Inc.	296	4,153
Stewart Information Services Corp.	4,260	172,487
Summit Financial Group, Inc.	273	7,330
Synchrony Financial	29,279	1,015,103
TriCo Bancshares	1,145	43,281
US Bancorp	13,077	685,235
Walker & Dunlop, Inc.	1,643	87,424
Waterstone Financial, Inc.	136	2,320
		19,688,888

Healthcare — 9.2%
Abbott Laboratories	7,500	630,750
AbbVie, Inc.	10,784	784,212
Adverum Biotechnologies, Inc. (2)	2,085	24,791
Agenus, Inc. (2)	776	2,328
Common Stocks — continued
Agilent Technologies, Inc.	9,873	737,217
Albireo Pharma, Inc. (2)	407	13,122
Alexion Pharmaceuticals, Inc. (2)	7,353	963,096
Align Technology, Inc. (2)	866	237,024
Alkermes PLC (2)	308	6,942
Allergan PLC	7,109	1,190,260
Amedisys, Inc. (2)	67	8,134
AmerisourceBergen Corp.	2,701	230,287
Amgen, Inc.	7,719	1,422,457
Amphastar Pharmaceuticals, Inc. (2)	2,406	50,791
ANI Pharmaceuticals, Inc. (2)	516	42,415
Arena Pharmaceuticals, Inc. (2)	958	56,168
ArQule, Inc. (2)	3,561	39,207
Array BioPharma, Inc. (2)	1,377	63,796
Arrowhead Pharmaceuticals, Inc. (2)	1,597	42,321
Arvinas, Inc. (2)	348	7,653
Avid Bioservices, Inc. (2)	3,382	18,939
Avrobio, Inc. (2)	105	1,707
Baxter International, Inc.	11,279	923,750
Biogen, Inc. (2)	6,227	1,456,308
Biohaven Pharmaceutical Holding Co., Ltd. (2)	499	21,851
BioSpecifics Technologies Corp. (2)	441	26,332
Bio-Techne Corp.	113	23,559
Bristol-Myers Squibb Co.	12,049	546,422
Bruker Corp.	3,200	159,840
Cardinal Health, Inc.	5,562	261,970
CareDx, Inc. (2)	819	29,476
Catalent, Inc. (2)	4,679	253,649
Catalyst Pharmaceuticals, Inc. (2)	2,319	8,905
Celcuity, Inc. (2)	180	4,500
Celgene Corp. (2)	19,284	1,782,613
Cerner Corp.	11,664	854,971
Chemed Corp.	597	215,421
ChemoCentryx, Inc. (2)	831	7,728
Chimerix, Inc. (2)	559	2,415
Coherus Biosciences, Inc. (2)	3,493	77,195
Computer Programs & Systems, Inc.	430	11,950
Corium International Contingent Value Rights (2)(6)	164	—
Cytokinetics, Inc. (2)	1,533	17,246
Danaher Corp.	5,730	818,932
DENTSPLY SIRONA, Inc.	4,437	258,943
Edwards Lifesciences Corp. (2)	61	11,269
Eli Lilly & Co.	14,199	1,573,107
Emergent BioSolutions, Inc. (2)	1,016	49,083

The accompanying notes are an integral part of these financial statements

Page 50	2019 Semiannual Report | June 30, 2019

Schedule of Investments
June 30, 2019 (unaudited)

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Enanta Pharmaceuticals, Inc. (2)	852	71,892
Endo International PLC (2)	5,820	23,978
Ensign Group, Inc./The	604	34,380
Exact Sciences Corp. (2)	2,188	258,272
Exelixis, Inc. (2)	6,433	137,473
Fate Therapeutics, Inc. (2)	2,099	42,610
FONAR Corp. (2)	776	16,692
Genomic Health, Inc. (2)	1,291	75,097
Gilead Sciences, Inc.	15,336	1,036,100
Glaukos Corp. (2)	329	24,807
Harvard Bioscience, Inc. (2)	45	90
HCA Healthcare, Inc.	10,847	1,466,189
HealthStream, Inc. (2)	1,443	37,316
Hill-Rom Holdings, Inc.	3,437	359,579
Horizon Therapeutics Plc (2)	4,716	113,467
Humana, Inc.	2,105	558,457
IDEXX Laboratories, Inc. (2)	659	181,442
Incyte Corp. (2)	1,907	162,019
Invitae Corp. (2)	2,154	50,619
Iovance Biotherapeutics, Inc. (2)	88	2,158
IQVIA Holdings, Inc. (2)	139	22,365
Jazz Pharmaceuticals PLC (2)	474	67,573
Johnson & Johnson	19,141	2,665,958
Jounce Therapeutics, Inc. (2)	571	2,826
Kura Oncology, Inc. (2)	134	2,638
Lantheus Holdings, Inc. (2)	658	18,621
Magellan Health, Inc. (2)	307	22,789
Masimo Corp. (2)	1,169	173,971
Medidata Solutions, Inc. (2)	377	34,122
Medtronic PLC	21,743	2,117,551
Merck & Co., Inc.	30,082	2,522,376
Meridian Bioscience, Inc.	2,694	32,005
Mirati Therapeutics, Inc. (2)	283	29,149
Molecular Templates, Inc. (2)	990	8,267
Molina Healthcare, Inc. (2)	188	26,910
Natera, Inc. (2)	1,688	46,555
NextGen Healthcare, Inc. (2)	999	19,880
Odonate Therapeutics, Inc. (2)	225	8,255
Omnicell, Inc. (2)	25	2,151
Oncternal Therapeutics, Inc. (2)	235	1,565
Osmotica Pharmaceuticals PLC (2)	60	228
Pacira BioSciences, Inc. (2)	1,242	54,015
Palatin Technologies, Inc. (2)	1,699	1,971
PDL BioPharma, Inc. (2)	6,702	21,044
Perrigo Co. PLC	1,689	80,430
Pfenex, Inc. (2)	1,787	12,044
Common Stocks — continued
Pfizer, Inc.	56,246	2,436,577
Phibro Animal Health Corp.	2,147	68,210
Principia Biopharma, Inc. (2)	675	22,403
Ra Pharmaceuticals, Inc. (2)	1,032	31,032
Reata Pharmaceuticals, Inc. (2)	10	944
Recro Pharma, Inc. (2)	2,539	25,822
Regeneron Pharmaceuticals, Inc. (2)	294	92,022
Repligen Corp. (2)	956	82,168
ResMed, Inc.	585	71,388
RTI Surgical Holdings, Inc. (2)	1,910	8,118
SIGA Technologies, Inc. (2)	2,587	14,694
Simulations Plus, Inc.	266	7,597
Spark Therapeutics, Inc. (2)	206	21,090
Spero Therapeutics, Inc. (2)	123	1,416
Spring Bank Pharmaceuticals, Inc. (2)	206	760
STERIS PLC	1,192	177,465
Stryker Corp.	6,557	1,347,988
Tandem Diabetes Care, Inc. (2)	528	34,067
United Therapeutics Corp. (2)	963	75,172
UnitedHealth Group, Inc.	1,063	259,383
Vanda Pharmaceuticals, Inc. (2)	56	789
Varian Medical Systems, Inc. (2)	1,202	163,628
Veeva Systems, Inc. (2)	1,369	221,929
Veracyte, Inc. (2)	1,302	37,120
Vertex Pharmaceuticals, Inc. (2)	7,822	1,434,398
Voyager Therapeutics, Inc. (2)	1,455	39,605
Waters Corp. (2)	144	30,995
West Pharmaceutical Services, Inc.	226	28,284
Zimmer Biomet Holdings, Inc.	3,289	387,247
Zoetis, Inc.	9,732	1,104,485
		36,845,744

Industrials — 4.9%
AGCO Corp.	2,100	162,897
Allison Transmission Holdings, Inc.	7,090	328,622
Armstrong World Industries, Inc.	1,647	160,088
Atkore International Group, Inc. (2)	551	14,254
BG Staffing, Inc.	40	755
BMC Stock Holdings, Inc. (2)	2,938	62,286
Builders FirstSource, Inc. (2)	6,343	106,943
Casella Waste Systems, Inc. (2)	162	6,420
Comfort Systems USA, Inc.	2,597	132,421
Commercial Vehicle Group, Inc. (2)	2,770	22,215
Copart, Inc. (2)	5,227	390,666
CSX Corp.	23,124	1,789,104
Cummins, Inc.	9,453	1,619,677

The accompanying notes are an integral part of these financial statements

2019 Semiannual Report | June 30, 2019	Page 51

Schedule of Investments
June 30, 2019 (unaudited)

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Ducommun, Inc. (2)	460	20,732
EMCOR Group, Inc.	2,294	202,101
Ennis, Inc.	358	7,346
Fastenal Co.	1,936	63,094
Fortune Brands Home & Security, Inc.	925	52,845
Foundation Building Materials, Inc. (2)	1,635	29,070
FTI Consulting, Inc. (2)	81	6,791
Generac Holdings, Inc. (2)	1,360	94,398
Graco, Inc.	488	24,488
Great Lakes Dredge & Dock Corp. (2)	1,177	12,994
Harsco Corp. (2)	656	18,001
Heidrick & Struggles International, Inc.	546	16,364
Herman Miller, Inc.	2,918	130,435
HNI Corp.	2,357	83,391
Hurco Cos., Inc.	108	3,840
Illinois Tool Works, Inc.	1,694	255,472
Ingersoll-Rand PLC	6,713	850,336
ITT, Inc.	200	13,096
Jacobs Engineering Group, Inc.	2,172	183,295
Kansas City Southern	2,994	364,729
Kelly Services, Inc. - Class A	918	24,042
Kforce, Inc.	306	10,738
Kimball International, Inc. - Class B	3,189	55,584
Knoll, Inc.	1,800	41,364
Landstar System, Inc.	2,880	311,011
ManpowerGroup, Inc.	3,277	316,558
Marten Transport, Ltd.	40	726
Masco Corp.	3,317	130,159
Masonite International Corp. (2)	976	51,416
Matson, Inc.	2,530	98,291
Miller Industries, Inc./TN	1,034	31,796
Moog, Inc.	181	16,943
MSC Industrial Direct Co., Inc.	3,425	254,341
Mueller Industries, Inc.	580	16,977
Norfolk Southern Corp.	9,224	1,838,620
Oshkosh Corp.	3,528	294,553
Owens Corning	1,696	98,707
PACCAR, Inc.	16,455	1,179,165
Parker-Hannifin Corp.	4,939	839,679
Park-Ohio Holdings Corp.	220	7,170
Quad/Graphics, Inc.	1	8
Quanex Building Products Corp.	768	14,508
Quanta Services, Inc.	4,866	185,833
Radiant Logistics, Inc. (2)	1,189	7,300
RR Donnelley & Sons Co.	9,474	18,664
Rush Enterprises, Inc.	2,187	79,869
Common Stocks — continued
Southwest Airlines Co.	27,046	1,373,396
Spirit AeroSystems Holdings, Inc.	1,280	104,154
Steelcase, Inc. - Class A	1,880	32,148
Sterling Construction Co., Inc. (2)	1,171	15,715
Thermon Group Holdings, Inc. (2)	245	6,284
Timken Co./The	3,175	163,005
Toro Co./The	4,740	317,106
TriMas Corp. (2)	1,287	39,858
Triton International, Ltd./Bermuda	3,910	128,092
Union Pacific Corp.	13,477	2,279,095
Universal Forest Products, Inc.	542	20,629
Valmont Industries, Inc.	214	27,137
Vectrus, Inc. (2)	631	25,593
Wabash National Corp.	411	6,687
WABCO Holdings, Inc. (2)	155	20,553
Waste Management, Inc.	15,152	1,748,086
Woodward, Inc.	106	11,995
		19,472,721

Information Technology — 12.1%
Acacia Communications, Inc. (2)	563	26,551
Accenture PLC	3,075	568,168
ACM Research, Inc. (2)	208	3,247
Adobe, Inc. (2)	2,232	657,659
ADTRAN, Inc.	1,500	22,875
Amkor Technology, Inc. (2)	9,467	70,624
Apple, Inc.	31,756	6,285,044
Aspen Technology, Inc. (2)	1,604	199,345
Avaya Holdings Corp. (2)	3,292	39,208
Avid Technology, Inc. (2)	1,205	10,990
Avnet, Inc.	5,155	233,367
Benchmark Electronics, Inc.	6,038	151,675
Booz Allen Hamilton Holding Corp.	6,322	418,580
Broadcom, Inc.	6,278	1,807,185
Broadridge Financial Solutions, Inc.	1,555	198,542
CACI International, Inc. - Class A (2)	927	189,655
Cadence Design Systems, Inc. (2)	7,178	508,274
CalAmp Corp. (2)	906	10,582
CDK Global, Inc.	5,036	248,980
CDW Corp./DE	3,998	443,778
Ciena Corp. (2)	3,426	140,911
Cirrus Logic, Inc. (2)	274	11,974
Cisco Systems, Inc.	52,910	2,895,764
Comtech Telecommunications Corp.	1,243	34,941
Cypress Semiconductor Corp.	2,362	52,531
Dell Technologies, Inc. - Class C (2)	3,140	159,512

The accompanying notes are an integral part of these financial statements

Page 52	2019 Semiannual Report | June 30, 2019

Schedule of Investments
June 30, 2019 (unaudited)

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Digi International, Inc. (2)	326	4,134
DXC Technology Co.	9,551	526,738
Enphase Energy, Inc. (2)	940	17,136
EVERTEC, Inc.	1,517	49,606
Extreme Networks, Inc. (2)	1,596	10,326
F5 Networks, Inc. (2)	1,902	276,988
Fabrinet (2)	934	46,392
Fair Isaac Corp. (2)	438	137,541
FormFactor, Inc. (2)	408	6,393
Hewlett Packard Enterprise Co.	19,521	291,839
HP, Inc.	14,372	298,794
Insight Enterprises, Inc. (2)	1,795	104,469
Intel Corp.	36,358	1,740,457
InterDigital, Inc.	1,590	102,396
International Business Machines Corp.	14,131	1,948,665
Intuit, Inc.	7,230	1,889,416
j2 Global, Inc.	1,163	103,379
Jabil, Inc.	6,157	194,561
Juniper Networks, Inc.	18,090	481,737
KBR, Inc.	761	18,979
Keysight Technologies, Inc. (2)	2,394	215,005
KLA-Tencor Corp.	9,102	1,075,856
Lam Research Corp.	6,136	1,152,586
Lattice Semiconductor Corp. (2)	2,370	34,578
Leidos Holdings, Inc.	3,336	266,380
LogMeIn, Inc.	2,771	204,167
Majesco (2)	67	624
Mastercard, Inc.	11,278	2,983,369
MAXIMUS, Inc.	969	70,291
Micron Technology, Inc. (2)	45,332	1,749,362
Microsoft Corp.	53,267	7,135,647
Monotype Imaging Holdings, Inc.	4,836	81,438
Motorola Solutions, Inc.	2,712	452,172
Napco Security Technologies, Inc. (2)	481	14,276
NIC, Inc.	1,297	20,804
Nuance Communications, Inc. (2)	11,072	176,820
NVE Corp.	30	2,089
NXP Semiconductors NV	1,808	176,479
Oracle Corp.	39,013	2,222,571
OSI Systems, Inc. (2)	187	21,062
Paycom Software, Inc. (2)	610	138,299
Paylocity Holding Corp. (2)	170	15,949
PC Connection, Inc.	858	30,013
Photronics, Inc. (2)	2,365	19,393
Presidio, Inc.	4,535	61,993
Progress Software Corp.	2,987	130,293
Common Stocks — continued
QUALCOMM, Inc.	14,041	1,068,099
Qualys, Inc. (2)	800	69,664
Rudolph Technologies, Inc. (2)	760	20,999
Sanmina Corp. (2)	1,710	51,779
SPS Commerce, Inc. (2)	158	16,149
Symantec Corp.	14,082	306,424
Synopsys, Inc. (2)	7,273	935,962
Tech Data Corp. (2)	1,391	145,499
Telaria, Inc. (2)	799	6,008
Teradyne, Inc.	8,332	399,186
Texas Instruments, Inc.	18,815	2,159,209
Upland Software, Inc. (2)	259	11,792
Verint Systems, Inc. (2)	1,672	89,920
VMware, Inc.	3,060	511,663
Workiva, Inc. (2)	66	3,834
Xerox Corp.	9,921	351,303
Xperi Corp.	651	13,404
Zscaler, Inc. (2)	1,116	85,530
		48,337,848

Materials — 0.9%
AdvanSix, Inc. (2)	2,447	59,780
Air Products & Chemicals, Inc.	1,368	309,674
Global Brass & Copper Holdings, Inc.	142	6,210
Innospec, Inc.	36	3,285
International Paper Co.	7,663	331,961
Louisiana-Pacific Corp.	4,671	122,474
LyondellBasell Industries NV	16,243	1,399,010
Nucor Corp.	13,048	718,945
PPG Industries, Inc.	136	15,873
Rayonier Advanced Materials, Inc.	674	4,374
Reliance Steel & Aluminum Co.	2,887	273,168
RPM International, Inc.	963	58,849
Ryerson Holding Corp. (2)	326	2,716
Schnitzer Steel Industries, Inc.	162	4,240
Steel Dynamics, Inc.	8,321	251,294
Stepan Co.	279	25,643
Tredegar Corp.	724	12,033
Trinseo SA	1,920	81,293
US Concrete, Inc. (2)	37	1,839
Verso Corp. (2)	281	5,353
		3,688,014

Real Estate Investment Trust — 1.9%
American Assets Trust, Inc.	2,521	118,790
American Homes 4 Rent	996	24,213

The accompanying notes are an integral part of these financial statements

2019 Semiannual Report | June 30, 2019	Page 53

Schedule of Investments
June 30, 2019 (unaudited)

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
American Tower Corp.	3,904	798,173
Camden Property Trust	605	63,156
CoreCivic, Inc.	2,950	61,242
Cousins Properties, Inc.	1,479	53,495
CubeSmart	663	22,171
EastGroup Properties, Inc.	1,231	142,771
Essex Property Trust, Inc.	4,888	1,426,954
Gaming and Leisure Properties, Inc.	2,251	87,744
Gladstone Commercial Corp.	144	3,056
Hospitality Properties Trust	6,820	170,500
Host Hotels & Resorts, Inc.	16,309	297,150
Hudson Pacific Properties, Inc.	2,491	82,876
Industrial Logistics Properties Trust	2,182	45,429
Kilroy Realty Corp.	2,562	189,101
Lamar Advertising Co.	4,021	324,535
National Storage Affiliates Trust	1,075	31,111
New Senior Investment Group, Inc.	2,469	16,592
Piedmont Office Realty Trust, Inc.	11,763	234,437
PS Business Parks, Inc.	1,294	218,078
Rayonier, Inc.	6,852	207,616
Retail Properties of America, Inc.	6,127	72,054
SBA Communications Corp. (2)	639	143,673
Simon Property Group, Inc.	8,531	1,362,913
Spirit MTA REIT	1,073	8,949
Tanger Factory Outlet Centers, Inc.	6,876	111,460
UDR, Inc.	26,720	1,199,461
Urstadt Biddle Properties, Inc.	1,536	32,256
		7,549,956

Utilities — 0.3%
AES Corp./VA	4,172	69,923
Ameren Corp.	841	63,168
Black Hills Corp.	3,238	253,114
Chesapeake Utilities Corp.	473	44,944
National Fuel Gas Co.	6,353	335,121
Portland General Electric Co.	6,854	371,281
Spark Energy, Inc. - Class A	1,963	21,966
Spire, Inc.	2,216	185,958
		1,345,475

Total Common Stocks (Cost $170,635,641)		193,833,579

Registered Investment Companies — 26.1%
American Beacon SiM High Yield Opportunities Fund - Class I	512,394	4,883,116
Baird Core Plus Bond Fund - Class I	538,058	6,139,245
Dodge & Cox Income Fund	535,368	7,446,963
DoubleLine Total Return Bond Fund - Class I	570,615	6,094,170
Frost Total Return Bond Fund - Class I	584,482	6,101,990
Guggenheim Total Return Bond Fund - Class I	224,576	6,106,218
iShares Core U.S. Aggregate Bond ETF (7)	61,632	6,862,723
iShares iBoxx High Yield Corporate Bond ETF (7)	42,509	3,705,935
iShares JP Morgan USD Emerging Markets Bond ETF (7)	65,042	7,368,608
Lord Abbett High Yield Fund - Class I	814,268	6,107,010
Payden Emerging Markets Bond Fund - Class I	540,617	7,390,240
PGIM Total Return Bond Fund - Class R6	290,984	4,294,929
PIMCO Investment Grade Credit Bond Fund - Class I	196,056	2,091,912
Pioneer Bond Fund - Class Y	640,318	6,211,081
Segall Bryant & Hamill Plus Bond Fund - Class I	402,823	4,302,153
SPDR Bloomberg Barclays High Yield Bond ETF (7)	34,023	3,706,466
TCW Emerging Markets Income Fund - Class I	1,167,637	9,796,471
Vanguard Intermediate-Term Corporate Bond ETF (7)	14,198	1,275,690
Vanguard Total Bond Market ETF (7)	58,808	4,885,181
Total Registered Investment Companies (Cost $101,939,558)		104,770,101

Money Market Registered Investment Companies — 19.3%
Meeder Institutional Prime Money Market Fund, 2.45% (3)	77,216,669	77,239,834
Total Money Market Registered Investment Companies (Cost $77,208,290)		77,239,834

Bank Obligations — 0.2%
First Merchants Bank Deposit Account, 2.25%, 7/1/2019 (4)	246,473	246,473
Metro City Bank Deposit Account, 2.35%, 7/1/2019 (4)	246,494	246,494
Pacific Mercantile Bank Deposit Account, 2.29%, 7/1/2019 (4)	246,490	246,490
Total Bank Obligations (Cost $739,457)		739,457

The accompanying notes are an integral part of these financial statements

Page 54	2019 Semiannual Report | June 30, 2019

Schedule of Investments
June 30, 2019 (unaudited)

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
U.S. Government Obligations — 4.4%
U.S. Treasury Note, 2.25%, due 1/31/2024	2,998,700	3,063,711
U.S. Treasury Note, 2.625%, due 2/15/2029	3,486,300	3,676,412
U.S. Treasury Note, 2.25%, due 11/15/2025	8,371,600	8,573,369
U.S. Treasury Note, 2.125%, due 12/31/2022	2,416,500	2,449,444
Total U.S. Government Obligations (Cost $17,139,270)		17,762,936
Total Investments — 98.4% (Cost $367,662,216)		394,345,907
Other Assets less Liabilities — 1.6%		6,466,167
Total Net Assets — 100.0%		400,812,074

Trustee Deferred Compensation (5)
Meeder Balanced Fund	2,446	28,594
Meeder Dynamic Allocation Fund	6,058	67,789
Meeder Muirfield Fund	3,256	24,518
Meeder Conservative Allocation Fund	709	15,867
Total Trustee Deferred Compensation (Cost $127,243)		136,768

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Index Futures
Mini MSCI EAFE Index Futures	261	9/20/2019	25,099,065	308,609
Mini MSCI Emerging Markets Index Futures	106	9/20/2019	5,583,020	100,194
Russell 2000 Mini Index Futures	36	9/20/2019	2,820,780	28,999
Standard & Poors 500 Mini Futures	287	9/20/2019	42,249,270	240,548
E-mini Standard & Poors MidCap 400 Futures	58	9/20/2019	11,310,000	149,111
Total Futures Contracts	748		87,062,135	827,461

(1)

Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 - quoted prices in active markets for identical securities
●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund’s assets carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments (8)
Level 1 - Quoted Prices	$375,843,514	$827,461
Level 2 - Other Significant Observable Inputs	18,502,393	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$394,345,907	$827,461

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.
(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2019.
(4)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at June 30, 2019. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(5)	Assets of affiliates to the Balanced Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(6)	Fair valued security deemed as Level 3 security.
(7)	Exchange-traded fund.
(8)

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

The accompanying notes are an integral part of these financial statements

2019 Semiannual Report | June 30, 2019	Page 55

Schedule of Investments
June 30, 2019 (unaudited)

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — 32.5%
Communication Services — 2.5%
Alphabet, Inc. - Class A (2)	73	79,044
Alphabet, Inc. - Class C (2)	994	1,074,425
AT&T, Inc.	13,420	449,704
Beasley Broadcast Group, Inc.	2	6
Cable One, Inc.	42	49,182
Comcast Corp. - Class A	10,122	427,958
Facebook, Inc. (2)	3,691	712,363
Fluent, Inc. (2)	275	1,480
Gray Television, Inc. (2)	724	11,866
Marcus Corp./The	719	23,698
Meet Group, Inc./The (2)	544	1,893
Nexstar Media Group, Inc.	430	43,430
Spok Holdings, Inc.	1,084	16,303
TEGNA, Inc.	2,153	32,618
Telephone & Data Systems, Inc.	1,478	44,931
T-Mobile US, Inc. (2)	6,554	485,914
Verizon Communications, Inc.	12,973	741,147
Viacom, Inc.	4,573	136,596
Walt Disney Co./The	1,671	233,338
		4,565,896

Consumer Discretionary — 3.3%
Aaron’s, Inc.	278	17,072
Abercrombie & Fitch Co.	305	4,892
Amazon.com, Inc. (2)	807	1,528,159
American Eagle Outfitters, Inc.	396	6,692
Ascent Capital Group, Inc. (2)	897	969
AutoZone, Inc. (2)	46	50,576
Barnes & Noble, Inc.	2	13
Bassett Furniture Industries, Inc.	562	8,571
Beazer Homes USA, Inc. (2)	525	5,045
Best Buy Co., Inc.	1,950	135,974
Bloomin’ Brands, Inc.	1,328	25,112
Brinker International, Inc.	299	11,766
Career Education Corp. (2)	1,073	20,462
Chipotle Mexican Grill, Inc. (2)	99	72,555
Clarus Corp.	977	14,108
Core-Mark Holding Co., Inc.	1	40
Darden Restaurants, Inc.	356	43,336
Dave & Buster’s Entertainment, Inc.	134	5,423
Denny’s Corp. (2)	958	19,668
Dollar General Corp.	646	87,313
Ethan Allen Interiors, Inc.	711	14,974
Etsy, Inc. (2)	153	9,390
Everi Holdings, Inc. (2)	1,692	20,186
Five Below, Inc. (2)	348	41,767
Common Stocks — continued
Flexsteel Industries, Inc.	146	2,491
Foot Locker, Inc.	512	21,463
GameStop Corp.	440	2,407
Garmin, Ltd.	838	66,872
Garrett Motion, Inc. (2)	653	10,024
General Motors Co.	13,987	538,919
Gentex Corp.	818	20,131
H&R Block, Inc.	1,395	40,874
Haverty Furniture Cos., Inc.	95	1,618
Helen of Troy, Ltd. (2)	65	8,488
Hooker Furniture Corp.	303	6,248
J Alexander’s Holdings, Inc. (2)	25	281
J. Jill, Inc.	447	890
Johnson Outdoors, Inc.	22	1,641
K12, Inc. (2)	98	2,980
KB Home	1,617	41,605
Lear Corp.	587	81,751
Lennar Corp.	2,284	110,683
Liberty Expedia Holdings, Inc. (2)	1,639	78,328
Lowe’s Cos., Inc.	605	61,051
Lululemon Athletica, Inc. (2)	727	131,013
M/I Homes, Inc. (2)	532	15,183
MasterCraft Boat Holdings, Inc. (2)	200	3,918
McDonald’s Corp.	2,478	514,581
MDC Holdings, Inc.	430	14,095
NIKE, Inc. - Class B	1,787	150,019
Nordstrom, Inc.	40	1,274
Norwegian Cruise Line Holdings, Ltd. (2)	109	5,846
NVR, Inc. (2)	1	3,370
Planet Fitness, Inc. (2)	844	61,139
PulteGroup, Inc.	287	9,075
Rent-A-Center, Inc./TX (2)	157	4,181
Ruth’s Hospitality Group, Inc.	105	2,385
SeaWorld Entertainment, Inc. (2)	314	9,734
Sleep Number Corp. (2)	141	5,695
Speedway Motorsports, Inc.	609	11,297
Starbucks Corp.	7,550	632,917
Superior Industries International, Inc.	47	163
Taylor Morrison Home Corp. (2)	16	335
Tilly’s, Inc. - Class A	326	2,487
TJX Cos., Inc./The	10,679	564,706
Tupperware Brands Corp.	818	15,567
Ulta Beauty, Inc. (2)	262	90,885
Whirlpool Corp.	128	18,222
Yum! Brands, Inc.	4,540	502,442
		6,013,337

The accompanying notes are an integral part of these financial statements

Page 56	2019 Semiannual Report | June 30, 2019

Schedule of Investments
June 30, 2019 (unaudited)

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Consumer Staples — 2.0%
Casey’s General Stores, Inc.	110	17,159
Coca-Cola Consolidated, Inc.	12	3,591
Costco Wholesale Corp.	787	207,973
Hershey Co./The	1,504	201,581
Kimberly-Clark Corp.	1,132	150,873
Kroger Co./The	4,037	87,643
Molson Coors Brewing Co.	2,521	141,176
Mondelez International, Inc.	10,900	587,510
PepsiCo, Inc.	6,060	794,648
Performance Food Group Co. (2)	63	2,522
Procter & Gamble Co./The	2,079	227,962
Simply Good Foods Co./The (2)	352	8,476
SpartanNash Co.	819	9,558
Sysco Corp.	3,561	251,834
Turning Point Brands, Inc.	13	637
Tyson Foods, Inc.	5,792	467,646
USANA Health Sciences, Inc. (2)	7	556
Walmart, Inc.	4,398	485,935
		3,647,280

Energy — 1.5%
Adams Resources & Energy, Inc.	54	1,851
Arch Coal, Inc. - Class A	124	11,682
Archrock, Inc.	4,621	48,983
Berry Petroleum Corp.	514	5,448
Cabot Oil & Gas Corp.	3,880	89,085
Cactus, Inc. (2)	1,344	44,513
Chevron Corp.	3,763	468,268
Cimarex Energy Co.	56	3,322
ConocoPhillips	8,163	497,943
CVR Energy, Inc.	694	34,693
Delek US Holdings, Inc.	706	28,607
DHT Holdings, Inc.	766	4,527
DMC Global, Inc.	172	10,896
EQT Corp.	2,201	34,798
Evolution Petroleum Corp.	490	3,504
Exxon Mobil Corp.	8,013	614,036
Hallador Energy Co.	459	2,584
Keane Group, Inc. (2)	1,799	12,089
Mammoth Energy Services, Inc.	500	3,440
Marathon Oil Corp.	4,886	69,430
Matrix Service Co. (2)	619	12,541
Midstates Petroleum Co., Inc. (2)	954	5,619
Pacific Ethanol, Inc. (2)	783	599
Panhandle Oil and Gas, Inc.	125	1,630
Par Pacific Holdings, Inc. (2)	556	11,409
Common Stocks — continued
PBF Energy, Inc.	539	16,871
Peabody Energy Corp.	1,107	26,679
Phillips 66	5,499	514,376
Profire Energy, Inc. (2)	11	17
ProPetro Holding Corp. (2)	1,240	25,668
Renewable Energy Group, Inc. (2)	627	9,944
Solaris Oilfield Infrastructure, Inc.	184	2,756
Talos Energy, Inc. (2)	611	14,695
W&T Offshore, Inc. (2)	2,016	9,999
Westmoreland Coal Co. (2)	773	11
Williams Cos., Inc./The	4,417	123,853
World Fuel Services Corp.	640	23,014
		2,789,380

Financials — 3.5%
Aflac, Inc.	1,832	100,412
Ally Financial, Inc.	7,362	228,148
American Express Co.	1,619	199,849
Arbor Realty Trust, Inc.	2,272	27,537
Ares Commercial Real Estate Corp.	2,302	34,208
AXA Equitable Holdings, Inc.	29	606
Bancorp, Inc./The (2)	698	6,226
Bank of America Corp.	22,780	660,620
BankFinancial Corp.	393	5,498
Berkshire Hathaway, Inc. - Class B (2)	5,022	1,070,540
C&F Financial Corp.	65	3,550
Cannae Holdings, Inc. (2)	127	3,680
Central Valley Community Bancorp	23	494
Cincinnati Financial Corp.	321	33,278
CIT Group, Inc.	4,192	220,248
Citigroup, Inc.	937	65,618
Credit Acceptance Corp. (2)	3	1,451
Discover Financial Services	3,482	270,168
Erie Indemnity Co.	26	6,611
Essent Group, Ltd. (2)	1,345	63,202
Exantas Capital Corp.	234	2,647
Fidelity National Financial, Inc.	2,764	111,389
Fidelity Southern Corp.	1,194	36,978
Fifth Third Bancorp	15,350	428,265
First American Financial Corp.	1,737	93,277
First BanCorp/Puerto Rico	2,797	30,879
Genworth Financial, Inc. (2)	161	597
Hilltop Holdings, Inc.	2,179	46,347
IBERIABANK Corp.	1,253	95,040
International Bancshares Corp.	531	20,024
JPMorgan Chase & Co.	7,551	844,202
KKR Real Estate Finance Trust, Inc.	1,600	31,872

The accompanying notes are an integral part of these financial statements

2019 Semiannual Report | June 30, 2019	Page 57

Schedule of Investments
June 30, 2019 (unaudited)

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Ladder Capital Corp.	2,600	43,186
LPL Financial Holdings, Inc.	284	23,166
Medley Management, Inc.	212	522
Mercantile Bank Corp.	24	782
MGIC Investment Corp. (2)	2,994	39,341
MSCI, Inc.	948	226,373
Navient Corp.	2,514	34,316
NewStar Financial Contingent Value Rights (2)(6)	31	—
Nicolet Bankshares, Inc. (2)	43	2,669
NMI Holdings, Inc. - Class A (2)	444	12,605
Northeast Bank	214	5,902
Northrim BanCorp, Inc.	201	7,168
OFG Bancorp	897	21,322
Old Republic International Corp.	1,209	27,057
OneMain Holdings, Inc.	1,137	38,442
Oppenheimer Holdings, Inc.	1,326	36,094
Parke Bancorp, Inc.	66	1,581
PennyMac Financial Services, Inc.	533	11,822
Piper Jaffray Cos.	244	18,122
Popular, Inc.	2,839	153,987
Premier Financial Bancorp, Inc.	16	240
Pzena Investment Management, Inc.	786	6,752
Radian Group, Inc.	2,685	61,352
Ready Capital Corp.	240	3,576
Safety Insurance Group, Inc.	320	30,442
Santander Consumer USA Holdings, Inc. (2)	912	21,852
Silvercrest Asset Management Group, Inc.	106	1,487
Stewart Information Services Corp.	890	36,036
Summit Financial Group, Inc.	135	3,625
Synchrony Financial	7,269	252,016
TriCo Bancshares	375	14,175
United Security Bancshares/Fresno CA	75	854
US Bancorp	6,539	342,644
Walker & Dunlop, Inc.	472	25,115
Waterstone Financial, Inc.	92	1,570
		6,249,654

Healthcare — 6.2%
Abbott Laboratories	2,150	180,815
AbbVie, Inc.	3,323	241,649
Adverum Biotechnologies, Inc. (2)	602	7,158
Agilent Technologies, Inc.	2,574	192,201
Albireo Pharma, Inc. (2)	95	3,063
Alexion Pharmaceuticals, Inc. (2)	1,709	223,845
Align Technology, Inc. (2)	189	51,729
Alkermes PLC (2)	106	2,389
Common Stocks — continued
Allergan PLC	2,965	496,430
Amedisys, Inc. (2)	6	728
AmerisourceBergen Corp.	772	65,821
Amgen, Inc.	2,598	478,759
Amphastar Pharmaceuticals, Inc. (2)	693	14,629
ANI Pharmaceuticals, Inc. (2)	181	14,878
Arena Pharmaceuticals, Inc. (2)	316	18,527
ArQule, Inc. (2)	1,123	12,364
Array BioPharma, Inc. (2)	415	19,227
Arrowhead Pharmaceuticals, Inc. (2)	536	14,204
Arvinas, Inc. (2)	77	1,693
Avid Bioservices, Inc. (2)	981	5,494
Baxter International, Inc.	2,107	172,563
Biogen, Inc. (2)	1,970	460,724
Biohaven Pharmaceutical Holding Co., Ltd. (2)	147	6,437
BioSpecifics Technologies Corp. (2)	293	17,495
Bristol-Myers Squibb Co.	1,140	51,699
Bruker Corp.	858	42,857
Calithera Biosciences, Inc. (2)	127	495
Cardinal Health, Inc.	1,983	93,399
CareDx, Inc. (2)	284	10,221
Catalent, Inc. (2)	1,371	74,322
Catalyst Pharmaceuticals, Inc. (2)	750	2,880
Celcuity, Inc. (2)	82	2,050
Celgene Corp. (2)	5,815	537,539
Cerner Corp.	3,498	256,403
Chemed Corp.	124	44,744
ChemoCentryx, Inc. (2)	135	1,256
Chimerix, Inc. (2)	173	747
Coherus Biosciences, Inc. (2)	1,098	24,266
Computer Programs & Systems, Inc.	133	3,696
Corium International Contingent Value Rights (2)(6)	50	—
CryoPort, Inc. (2)	5	92
Cytokinetics, Inc. (2)	640	7,200
Danaher Corp.	2,139	305,706
DENTSPLY SIRONA, Inc.	1,433	83,630
Eli Lilly & Co.	3,936	436,069
Emergent BioSolutions, Inc. (2)	375	18,116
Enanta Pharmaceuticals, Inc. (2)	286	24,133
Endo International PLC (2)	1,904	7,844
Ensign Group, Inc./The	95	5,407
Exact Sciences Corp. (2)	716	84,517
Exelixis, Inc. (2)	2,082	44,492
Fate Therapeutics, Inc. (2)	648	13,154
FONAR Corp. (2)	360	7,744

The accompanying notes are an integral part of these financial statements

Page 58	2019 Semiannual Report | June 30, 2019

Schedule of Investments
June 30, 2019 (unaudited)

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Genomic Health, Inc. (2)	456	26,526
Gilead Sciences, Inc.	5,960	402,658
Glaukos Corp. (2)	87	6,560
Harvard Bioscience, Inc. (2)	12	24
HCA Healthcare, Inc.	3,565	481,881
HealthStream, Inc. (2)	561	14,507
Hill-Rom Holdings, Inc.	1,093	114,350
Horizon Therapeutics Plc (2)	1,547	37,221
Humana, Inc.	798	211,709
IDEXX Laboratories, Inc. (2)	113	31,112
Incyte Corp. (2)	382	32,455
Invitae Corp. (2)	726	17,061
IQVIA Holdings, Inc. (2)	308	49,557
Jazz Pharmaceuticals PLC (2)	80	11,405
Johnson & Johnson	5,870	817,574
Lantheus Holdings, Inc. (2)	306	8,660
Magellan Health, Inc. (2)	87	6,458
Masimo Corp. (2)	287	42,711
MediciNova, Inc. (2)	33	318
Medidata Solutions, Inc. (2)	114	10,318
Medtronic PLC	6,583	641,118
Merck & Co., Inc.	8,972	752,302
Meridian Bioscience, Inc.	1,001	11,892
Mirati Therapeutics, Inc. (2)	84	8,652
Molecular Templates, Inc. (2)	359	2,998
Molina Healthcare, Inc. (2)	13	1,861
Natera, Inc. (2)	527	14,535
National Research Corp.	55	3,167
NextGen Healthcare, Inc. (2)	502	9,990
Odonate Therapeutics, Inc. (2)	29	1,064
Omnicell, Inc. (2)	37	3,183
Pacira BioSciences, Inc. (2)	399	17,353
PDL BioPharma, Inc. (2)	2,659	8,349
Perrigo Co. PLC	480	22,858
Pfenex, Inc. (2)	193	1,301
Pfizer, Inc.	17,879	774,518
Phibro Animal Health Corp.	569	18,077
Principia Biopharma, Inc. (2)	169	5,609
Ra Pharmaceuticals, Inc. (2)	298	8,961
Recro Pharma, Inc. (2)	793	8,065
Regeneron Pharmaceuticals, Inc. (2)	45	14,085
Repligen Corp. (2)	306	26,301
ResMed, Inc.	336	41,002
RTI Surgical Holdings, Inc. (2)	218	927
SIGA Technologies, Inc. (2)	605	3,436
Simulations Plus, Inc.	36	1,028
Spark Therapeutics, Inc. (2)	62	6,348
Common Stocks — continued
Spero Therapeutics, Inc. (2)	11	127
STERIS PLC	590	87,839
Stryker Corp.	2,197	451,659
Tandem Diabetes Care, Inc. (2)	195	12,581
United Therapeutics Corp. (2)	288	22,481
UnitedHealth Group, Inc.	297	72,471
Varian Medical Systems, Inc. (2)	381	51,866
Veeva Systems, Inc. (2)	332	53,821
Veracyte, Inc. (2)	328	9,351
Vertex Pharmaceuticals, Inc. (2)	1,958	359,058
Voyager Therapeutics, Inc. (2)	484	13,174
Waters Corp. (2)	44	9,471
West Pharmaceutical Services, Inc.	69	8,635
Zimmer Biomet Holdings, Inc.	835	98,313
Zoetis, Inc.	2,173	246,614
		11,117,006

Industrials — 3.3%
AGCO Corp.	731	56,704
Allison Transmission Holdings, Inc.	2,074	96,130
Armstrong World Industries, Inc.	524	50,933
Atkore International Group, Inc. (2)	162	4,191
BMC Stock Holdings, Inc. (2)	818	17,342
Builders FirstSource, Inc. (2)	1,865	31,444
Casella Waste Systems, Inc. (2)	4	159
Comfort Systems USA, Inc.	706	35,999
Commercial Vehicle Group, Inc. (2)	792	6,352
Copart, Inc. (2)	1,463	109,345
CSX Corp.	6,980	540,043
Cummins, Inc.	2,741	469,643
EMCOR Group, Inc.	464	40,878
Ennis, Inc.	144	2,955
Fastenal Co.	538	17,533
Fortune Brands Home & Security, Inc.	194	11,083
Foundation Building Materials, Inc. (2)	437	7,770
Generac Holdings, Inc. (2)	423	29,360
Graco, Inc.	150	7,527
Great Lakes Dredge & Dock Corp. (2)	322	3,555
Harsco Corp. (2)	152	4,171
Heidrick & Struggles International, Inc.	222	6,653
Herman Miller, Inc.	913	40,811
HNI Corp.	958	33,894
Hurco Cos., Inc.	192	6,828
Illinois Tool Works, Inc.	932	140,555
Ingersoll-Rand PLC	1,565	198,239
ITT, Inc.	90	5,893
Jacobs Engineering Group, Inc.	634	53,503

The accompanying notes are an integral part of these financial statements

2019 Semiannual Report | June 30, 2019	Page 59

Schedule of Investments
June 30, 2019 (unaudited)

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Kansas City Southern	974	118,653
Kelly Services, Inc. - Class A	93	2,436
Kforce, Inc.	76	2,667
Kimball International, Inc. - Class B	794	13,839
Knoll, Inc.	267	6,136
L3 Technologies, Inc.	44	10,787
Landstar System, Inc.	755	81,532
ManpowerGroup, Inc.	953	92,060
Marten Transport, Ltd.	5	91
Masco Corp.	684	26,840
Masonite International Corp. (2)	217	11,432
Matson, Inc.	663	25,758
Miller Industries, Inc./TN	606	18,635
Moog, Inc.	47	4,400
MSC Industrial Direct Co., Inc.	1,097	81,463
Mueller Industries, Inc.	314	9,191
Norfolk Southern Corp.	2,784	554,935
Oshkosh Corp.	926	77,312
Owens Corning	560	32,592
PACCAR, Inc.	5,052	362,026
Parker-Hannifin Corp.	2,108	358,381
Park-Ohio Holdings Corp.	140	4,563
Quanex Building Products Corp.	343	6,479
Quanta Services, Inc.	2,246	85,775
Radiant Logistics, Inc. (2)	336	2,063
RR Donnelley & Sons Co.	2,671	5,262
Rush Enterprises, Inc.	634	23,154
Southwest Airlines Co.	7,310	371,202
Spirit AeroSystems Holdings, Inc.	367	29,863
Steelcase, Inc. - Class A	715	12,227
Sterling Construction Co., Inc. (2)	338	4,536
Timken Co./The	1,393	71,517
Toro Co./The	911	60,946
TriMas Corp. (2)	17	526
Triton International, Ltd./Bermuda	1,189	38,952
Union Pacific Corp.	4,067	687,770
Universal Forest Products, Inc.	153	5,823
Valmont Industries, Inc.	83	10,525
Vectrus, Inc. (2)	226	9,167
WABCO Holdings, Inc. (2)	22	2,917
Waste Management, Inc.	4,573	527,587
Willis Lease Finance Corp. (2)	4	233
		5,881,746

Information Technology — 7.9%
Acacia Communications, Inc. (2)	44	2,075
ACM Research, Inc. (2)	53	827
Common Stocks — continued
Adobe, Inc. (2)	516	152,039
ADTRAN, Inc.	409	6,237
Amkor Technology, Inc. (2)	2,661	19,851
Apple, Inc.	9,637	1,907,355
Aspen Technology, Inc. (2)	420	52,198
Avaya Holdings Corp. (2)	930	11,076
Avid Technology, Inc. (2)	412	3,757
Avnet, Inc.	1,712	77,502
Benchmark Electronics, Inc.	1,916	48,130
Booz Allen Hamilton Holding Corp.	1,897	125,600
Broadcom, Inc.	1,827	525,920
Broadridge Financial Solutions, Inc.	663	84,652
CACI International, Inc. - Class A (2)	238	48,692
Cadence Design Systems, Inc. (2)	2,061	145,939
CalAmp Corp. (2)	79	923
CDK Global, Inc.	1,514	74,852
CDW Corp./DE	562	62,382
Ciena Corp. (2)	951	39,115
Cisco Systems, Inc.	15,795	864,460
Comtech Telecommunications Corp.	375	10,541
Cypress Semiconductor Corp.	713	15,857
Dell Technologies, Inc. - Class C (2)	917	46,584
Digi International, Inc. (2)	64	812
DXC Technology Co.	3,090	170,414
Enphase Energy, Inc. (2)	281	5,123
EPAM Systems, Inc. (2)	67	11,598
EVERTEC, Inc.	400	13,080
F5 Networks, Inc. (2)	729	106,164
Fabrinet (2)	375	18,626
Fair Isaac Corp. (2)	135	42,393
FormFactor, Inc. (2)	139	2,178
Hewlett Packard Enterprise Co.	6,195	92,615
HP, Inc.	7,085	147,297
Information Services Group, Inc. (2)	30	95
Insight Enterprises, Inc. (2)	588	34,222
Intel Corp.	10,465	500,960
InterDigital, Inc.	489	31,492
International Business Machines Corp.	4,714	650,061
Intuit, Inc.	2,182	570,222
j2 Global, Inc.	289	25,689
Jabil, Inc.	2,312	73,059
Juniper Networks, Inc.	4,986	132,777
KBR, Inc.	238	5,936
Keysight Technologies, Inc. (2)	866	77,775
KLA-Tencor Corp.	2,764	326,705
Lam Research Corp.	1,636	307,306
Lattice Semiconductor Corp. (2)	641	9,352

The accompanying notes are an integral part of these financial statements

Page 60	2019 Semiannual Report | June 30, 2019

Schedule of Investments
June 30, 2019 (unaudited)

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Leidos Holdings, Inc.	901	71,945
LogMeIn, Inc.	863	63,586
Majesco (2)	78	726
Mastercard, Inc.	3,385	895,434
MAXIMUS, Inc.	239	17,337
Micron Technology, Inc. (2)	13,681	527,950
Microsoft Corp.	15,964	2,138,537
Monotype Imaging Holdings, Inc.	1,478	24,890
Motorola Solutions, Inc.	925	154,225
Napco Security Technologies, Inc. (2)	220	6,530
NIC, Inc.	320	5,133
Nuance Communications, Inc. (2)	3,148	50,274
NVE Corp.	17	1,184
NXP Semiconductors NV	283	27,624
Oracle Corp.	11,705	666,834
OSI Systems, Inc. (2)	54	6,082
Paycom Software, Inc. (2)	257	58,267
Paylocity Holding Corp. (2)	29	2,721
PC Connection, Inc.	291	10,179
Photronics, Inc. (2)	457	3,747
Presidio, Inc.	1,272	17,388
Progress Software Corp.	837	36,510
QUALCOMM, Inc.	4,222	321,168
Qualys, Inc. (2)	304	26,472
Rudolph Technologies, Inc. (2)	171	4,725
Sanmina Corp. (2)	577	17,472
SPS Commerce, Inc. (2)	39	3,986
Symantec Corp.	3,596	78,249
Synopsys, Inc. (2)	1,954	251,460
Tech Data Corp. (2)	395	41,317
Telaria, Inc. (2)	300	2,256
Teradyne, Inc.	2,739	131,225
Texas Instruments, Inc.	5,123	587,915
Upland Software, Inc. (2)	78	3,551
Verint Systems, Inc. (2)	515	27,697
VMware, Inc.	581	97,149
Workiva, Inc. (2)	126	7,319
Xerox Corp.	2,699	95,572
Xperi Corp.	178	3,665
Zscaler, Inc. (2)	340	26,058
		14,196,874

Materials — 0.7%
AdvanSix, Inc. (2)	804	19,642
Air Products & Chemicals, Inc.	771	174,531
Domtar Corp.	92	4,097
Global Brass & Copper Holdings, Inc.	43	1,880
Common Stocks — continued
Innospec, Inc.	1	91
International Paper Co.	3,584	155,259
Louisiana-Pacific Corp.	1,171	30,704
LyondellBasell Industries NV	4,935	425,052
Nucor Corp.	3,296	181,610
PPG Industries, Inc.	839	97,920
Rayonier Advanced Materials, Inc.	57	370
Reliance Steel & Aluminum Co.	670	63,395
Ryerson Holding Corp. (2)	118	983
Schnitzer Steel Industries, Inc.	45	1,178
Steel Dynamics, Inc.	2,194	66,259
Stepan Co.	58	5,331
Tredegar Corp.	70	1,163
Trinseo SA	546	23,118
Verso Corp. (2)	169	3,219
Warrior Met Coal, Inc.	63	1,646
		1,257,448

Real Estate Investment Trust — 1.3%
American Assets Trust, Inc.	340	16,021
American Homes 4 Rent	364	8,849
American Tower Corp.	1,204	246,158
Camden Property Trust	145	15,137
CoreCivic, Inc.	770	15,985
Cousins Properties, Inc.	471	17,036
CubeSmart	240	8,026
EastGroup Properties, Inc.	433	50,219
Essex Property Trust, Inc.	1,468	428,552
Farmland Partners, Inc.	87	613
Gaming and Leisure Properties, Inc.	706	27,520
Gladstone Commercial Corp.	506	10,737
Hospitality Properties Trust	2,138	53,450
Host Hotels & Resorts, Inc.	6,125	111,598
Hudson Pacific Properties, Inc.	764	25,418
Industrial Logistics Properties Trust	602	12,534
Kilroy Realty Corp.	838	61,853
Lamar Advertising Co.	1,184	95,561
Maui Land & Pineapple Co., Inc. (2)	56	576
National Storage Affiliates Trust	308	8,914
New Senior Investment Group, Inc.	298	2,003
Piedmont Office Realty Trust, Inc.	4,219	84,085
PS Business Parks, Inc.	351	59,154
RAIT Financial Trust (2)	577	300
Rayonier, Inc.	2,020	61,206
Retail Properties of America, Inc.	1,822	21,427
SBA Communications Corp. (2)	78	17,538
Simon Property Group, Inc.	2,640	421,766

The accompanying notes are an integral part of these financial statements

2019 Semiannual Report | June 30, 2019	Page 61

Schedule of Investments
June 30, 2019 (unaudited)

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Spirit MTA REIT	217	1,810
Tanger Factory Outlet Centers, Inc.	1,961	31,788
Trinity Place Holdings, Inc. (2)	645	2,548
UDR, Inc.	7,883	353,868
Urstadt Biddle Properties, Inc.	310	6,510
		2,278,760

Utilities — 0.3%
Ameren Corp.	1,766	132,644
Atlantic Power Corp. (2)	810	1,960
Black Hills Corp.	1,021	79,812
National Fuel Gas Co.	2,188	115,417
Portland General Electric Co.	2,507	135,804
Spark Energy, Inc. - Class A	680	7,609
Spire, Inc.	343	28,771
		502,017

Total Common Stocks (Cost $52,975,757)		58,499,398

Registered Investment Companies — 43.2%
American Beacon SiM High Yield Opportunities Fund - Class I	381,784	3,638,402
Baird Core Plus Bond Fund - Class I	399,962	4,563,572
Dodge & Cox Income Fund	396,808	5,519,599
DoubleLine Total Return Bond Fund - Class I	426,594	4,556,025
Frost Total Return Bond Fund - Class I	428,614	4,474,727
Guggenheim Total Return Bond Fund - Class I	166,339	4,522,745
iShares Core U.S. Aggregate Bond ETF (7)	46,301	5,155,616
iShares iBoxx High Yield Corporate Bond ETF (7)	31,307	2,729,344
iShares JP Morgan USD Emerging Markets Bond ETF (7)	48,449	5,488,787
Lord Abbett High Yield Fund - Class I	603,307	4,524,800
Payden Emerging Markets Bond Fund - Class I	400,284	5,471,886
PGIM Total Return Bond Fund - Class R6	215,062	3,174,321
PIMCO Investment Grade Credit Bond Fund - Class I	145,482	1,552,291
Pioneer Bond Fund - Class Y	479,133	4,647,590
Segall Bryant & Hamill Plus Bond Fund - Class I	295,846	3,159,635
SPDR Bloomberg Barclays High Yield Bond ETF (7)	25,057	2,729,710
TCW Emerging Markets Income Fund - Class I	867,487	7,278,213
Registered Investment Companies — continued
Vanguard Intermediate-Term Corporate Bond ETF (7)	10,460	939,831
Vanguard Total Bond Market ETF (7)	43,776	3,636,473
Total Registered Investment Companies (Cost $75,891,871)		77,763,567

Money Market Registered Investment Companies — 15.5%
Meeder Institutional Prime Money Market Fund, 2.45% (3)	27,807,094	27,815,437
Total Money Market Registered Investment Companies (Cost $27,803,282)		27,815,437

Bank Obligations — 0.1%
Metro City Bank Deposit Account, 2.35%, 7/1/2019 (4)	246,495	246,495
Total Bank Obligations (Cost $246,495)		246,495

U.S. Government Obligations — 7.3%
U.S. Treasury Note, 2.25%, due 1/31/2024	2,222,100	2,270,274
U.S. Treasury Note, 2.625%, due 2/15/2029	2,583,800	2,724,698
U.S. Treasury Note, 2.25%, due 11/15/2025	6,222,700	6,372,677
U.S. Treasury Note, 2.125%, due 12/31/2022	1,792,300	1,816,734
Total U.S. Government Obligations (Cost $12,721,535)		13,184,383
Total Investments — 98.6% (Cost $169,638,940)		177,509,280
Other Assets less Liabilities — 1.4%		2,523,455
Total Net Assets — 100.0%		180,032,735

Trustee Deferred Compensation (5)
Meeder Balanced Fund	222	2,595
Meeder Dynamic Allocation Fund	515	5,763
Meeder Muirfield Fund	643	4,842
Meeder Conservative Allocation Fund	69	1,544
Total Trustee Deferred Compensation (Cost $14,684)		14,744

The accompanying notes are an integral part of these financial statements

Page 62	2019 Semiannual Report | June 30, 2019

Schedule of Investments
June 30, 2019 (unaudited)

Moderate Allocation Fund
	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Index Futures
Mini MSCI EAFE Index Futures	84	9/20/2019	8,077,860	104,506
Mini MSCI Emerging Markets Index Futures	34	9/20/2019	1,790,780	34,586
Russell 2000 Mini Index Futures	14	9/20/2019	1,096,970	13,767
Standard & Poors 500 Mini Futures	111	9/20/2019	16,340,310	120,895
E-mini Standard & Poors MidCap 400 Futures	22	9/20/2019	4,290,000	66,106
Total Futures Contracts	265		31,595,920	339,860

(1)

Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 - quoted prices in active markets for identical securities
●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund’s assets carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments (8)
Level 1 - Quoted Prices	$164,078,402	$339,860
Level 2 - Other Significant Observable Inputs	13,430,878	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$177,509,280	$339,860

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.
(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2019.
(4)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at June 30, 2019. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(5)	Assets of affiliates to the Moderate Allocation Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(6)	Fair valued security deemed as Level 3 security.
(7)	Exchange-traded fund.
(8)

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

The accompanying notes are an integral part of these financial statements

2019 Semiannual Report | June 30, 2019	Page 63

Schedule of Investments
June 30, 2019 (unaudited)

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — 20.1%
Communication Services — 1.6%
Alphabet, Inc. - Class A (2)	20	21,656
Alphabet, Inc. - Class C (2)	485	524,241
AT&T, Inc.	5,742	192,414
Beasley Broadcast Group, Inc.	65	209
Cable One, Inc.	18	21,078
Comcast Corp. - Class A	4,477	189,288
Facebook, Inc. (2)	1,859	358,787
Fluent, Inc. (2)	121	651
Gray Television, Inc. (2)	345	5,655
Marcus Corp./The	359	11,833
Meet Group, Inc./The (2)	220	766
Nexstar Media Group, Inc.	223	22,523
Spok Holdings, Inc.	492	7,400
TEGNA, Inc.	1,069	16,195
Telephone & Data Systems, Inc.	661	20,094
T-Mobile US, Inc. (2)	3,201	237,322
Verizon Communications, Inc.	6,766	386,542
Viacom, Inc.	2,288	68,343
Walt Disney Co./The	915	127,771
		2,212,768

Consumer Discretionary — 2.0%
Aaron’s, Inc.	144	8,843
Abercrombie & Fitch Co.	144	2,310
Amazon.com, Inc. (2)	394	746,090
American Eagle Outfitters, Inc.	153	2,586
Ascent Capital Group, Inc. (2)	486	525
AutoZone, Inc. (2)	21	23,089
Barnes & Noble, Inc.	8	54
Bassett Furniture Industries, Inc.	270	4,118
Beazer Homes USA, Inc. (2)	231	2,220
Best Buy Co., Inc.	964	67,220
Bloomin’ Brands, Inc.	622	11,762
Brinker International, Inc.	136	5,352
Career Education Corp. (2)	510	9,726
Chipotle Mexican Grill, Inc. (2)	28	20,521
Clarus Corp.	471	6,801
Core-Mark Holding Co., Inc.	10	397
Darden Restaurants, Inc.	216	26,294
Dave & Buster’s Entertainment, Inc.	65	2,631
Denny’s Corp. (2)	449	9,218
Dollar General Corp.	306	41,359
Ethan Allen Interiors, Inc.	354	7,455
Etsy, Inc. (2)	83	5,094
Everi Holdings, Inc. (2)	844	10,069
Extended Stay America, Inc.	123	2,077
Common Stocks — continued
Five Below, Inc. (2)	174	20,883
Flexsteel Industries, Inc.	40	682
Foot Locker, Inc.	256	10,732
GameStop Corp.	234	1,280
Garmin, Ltd.	326	26,015
Garrett Motion, Inc. (2)	319	4,897
General Motors Co.	6,826	263,006
Gentex Corp.	183	4,504
H&R Block, Inc.	636	18,635
Haverty Furniture Cos., Inc.	44	749
Helen of Troy, Ltd. (2)	39	5,093
Hooker Furniture Corp.	133	2,742
J Alexander’s Holdings, Inc. (2)	12	135
J. Jill, Inc.	196	390
Johnson Outdoors, Inc.	14	1,044
K12, Inc. (2)	46	1,399
KB Home	821	21,124
Lear Corp.	292	40,667
Lennar Corp.	1,269	61,496
Liberty Expedia Holdings, Inc. (2)	792	37,850
Lowe’s Cos., Inc.	162	16,347
Lululemon Athletica, Inc. (2)	354	63,794
M/I Homes, Inc. (2)	269	7,677
MasterCraft Boat Holdings, Inc. (2)	100	1,959
McDonald’s Corp.	1,149	238,601
MDC Holdings, Inc.	223	7,310
NIKE, Inc. - Class B	903	75,807
Norwegian Cruise Line Holdings, Ltd. (2)	112	6,007
NVR, Inc. (2)	6	20,222
Planet Fitness, Inc. (2)	401	29,048
PulteGroup, Inc.	169	5,344
Rent-A-Center, Inc./TX (2)	71	1,891
Ruth’s Hospitality Group, Inc.	62	1,408
SeaWorld Entertainment, Inc. (2)	140	4,340
Sleep Number Corp. (2)	69	2,787
Speedway Motorsports, Inc.	303	5,621
Starbucks Corp.	3,688	309,165
Superior Industries International, Inc.	50	173
Tilly’s, Inc. - Class A	125	954
TJX Cos., Inc./The	5,215	275,769
Tupperware Brands Corp.	417	7,936
Ulta Beauty, Inc. (2)	125	43,361
Whirlpool Corp.	36	5,125
Yum! Brands, Inc.	2,218	245,466
		2,915,246

The accompanying notes are an integral part of these financial statements

Page 64	2019 Semiannual Report | June 30, 2019

Schedule of Investments
June 30, 2019 (unaudited)

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Consumer Staples — 1.3%
Casey’s General Stores, Inc.	20	3,120
Coca-Cola Consolidated, Inc.	5	1,496
Costco Wholesale Corp.	270	71,350
Hershey Co./The	841	112,719
Kimberly-Clark Corp.	703	93,696
Kroger Co./The	2,169	47,089
Molson Coors Brewing Co.	1,208	67,648
Mondelez International, Inc.	5,322	286,856
PepsiCo, Inc.	2,928	383,949
Performance Food Group Co. (2)	61	2,442
Procter & Gamble Co./The	1,142	125,220
Simply Good Foods Co./The (2)	174	4,190
SpartanNash Co.	315	3,676
Sysco Corp.	2,028	143,420
Turning Point Brands, Inc.	11	539
Tyson Foods, Inc.	2,831	228,575
USANA Health Sciences, Inc. (2)	5	397
Walmart, Inc.	2,107	232,802
		1,809,184

Energy — 1.0%
Adams Resources & Energy, Inc.	26	891
Arch Coal, Inc. - Class A	59	5,558
Archrock, Inc.	2,274	24,104
Berry Petroleum Corp.	231	2,449
Cabot Oil & Gas Corp.	1,877	43,096
Cactus, Inc. (2)	675	22,356
Chevron Corp.	1,868	232,454
Cimarex Energy Co.	66	3,916
ConocoPhillips	3,979	242,719
CVR Energy, Inc.	348	17,397
Delek US Holdings, Inc.	340	13,777
DHT Holdings, Inc.	320	1,891
DMC Global, Inc.	90	5,702
EQT Corp.	1,119	17,691
Evolution Petroleum Corp.	296	2,116
Exxon Mobil Corp.	3,969	304,144
Hallador Energy Co.	252	1,419
Keane Group, Inc. (2)	839	5,638
Mammoth Energy Services, Inc.	44	303
Marathon Oil Corp.	1,817	25,820
Matrix Service Co. (2)	297	6,017
Midstates Petroleum Co., Inc. (2)	535	3,151
Pacific Ethanol, Inc. (2)	394	301
Panhandle Oil and Gas, Inc.	83	1,082
Par Pacific Holdings, Inc. (2)	218	4,473
Common Stocks — continued
PBF Energy, Inc.	247	7,731
Peabody Energy Corp.	504	12,146
Phillips 66	2,685	251,155
Profire Energy, Inc. (2)	5	8
ProPetro Holding Corp. (2)	669	13,848
Renewable Energy Group, Inc. (2)	323	5,123
Solaris Oilfield Infrastructure, Inc.	88	1,318
Talos Energy, Inc. (2)	337	8,105
W&T Offshore, Inc. (2)	969	4,806
Westmoreland Coal Co. (2)	410	6
Williams Cos., Inc./The	2,560	71,782
World Fuel Services Corp.	321	11,543
		1,376,036

Financials — 2.2%
Aflac, Inc.	1,480	81,119
Ally Financial, Inc.	3,394	105,180
American Express Co.	1,022	126,156
Arbor Realty Trust, Inc.	1,079	13,077
Ares Commercial Real Estate Corp.	1,188	17,654
AXA Equitable Holdings, Inc.	13	272
Bancorp, Inc./The (2)	180	1,606
Bank of America Corp.	10,989	318,681
BankFinancial Corp.	212	2,966
Berkshire Hathaway, Inc. - Class B (2)	2,475	527,596
Cannae Holdings, Inc. (2)	50	1,449
Central Valley Community Bancorp	13	279
CIT Group, Inc.	2,377	124,888
Citigroup, Inc.	549	38,446
Discover Financial Services	2,187	169,689
Essent Group, Ltd. (2)	708	33,269
Exantas Capital Corp.	86	973
Fidelity National Financial, Inc.	1,279	51,544
Fidelity Southern Corp.	596	18,458
Fifth Third Bancorp	7,314	204,061
First American Financial Corp.	869	46,665
First BanCorp/Puerto Rico	1,309	14,451
Genworth Financial, Inc. (2)	78	289
Hilltop Holdings, Inc.	1,186	25,226
IBERIABANK Corp.	560	42,476
International Bancshares Corp.	354	13,349
JPMorgan Chase & Co.	3,754	419,697
KKR Real Estate Finance Trust, Inc.	1,489	29,661
Ladder Capital Corp.	1,152	19,135
LPL Financial Holdings, Inc.	134	10,930
Medley Management, Inc.	140	344
Mercantile Bank Corp.	10	326

The accompanying notes are an integral part of these financial statements

2019 Semiannual Report | June 30, 2019	Page 65

Schedule of Investments
June 30, 2019 (unaudited)

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
MGIC Investment Corp. (2)	1,447	19,014
MSCI, Inc.	448	106,978
Navient Corp.	1,322	18,045
NewStar Financial Contingent Value Rights (2)(5)	8	—
Nicolet Bankshares, Inc. (2)	17	1,055
NMI Holdings, Inc. - Class A (2)	234	6,643
Northeast Bank	106	2,923
Northrim BanCorp, Inc.	101	3,602
OFG Bancorp	454	10,792
Old Republic International Corp.	462	10,340
OneMain Holdings, Inc.	787	26,608
Oppenheimer Holdings, Inc.	611	16,631
PennyMac Financial Services, Inc.	327	7,253
Piper Jaffray Cos.	119	8,838
Popular, Inc.	1,341	72,736
Pzena Investment Management, Inc.	341	2,929
Radian Group, Inc.	1,397	31,921
Ready Capital Corp.	19	283
Safety Insurance Group, Inc.	59	5,613
Santander Consumer USA Holdings, Inc. (2)	606	14,520
Silvercrest Asset Management Group, Inc.	79	1,108
Stewart Information Services Corp.	602	24,375
Summit Financial Group, Inc.	79	2,121
Synchrony Financial	3,059	106,056
TriCo Bancshares	157	5,935
US Bancorp	2,879	150,860
Walker & Dunlop, Inc.	225	11,972
Waterstone Financial, Inc.	48	819
		3,129,882

Healthcare — 3.9%
Abbott Laboratories	402	33,808
AbbVie, Inc.	1,525	110,898
Adverum Biotechnologies, Inc. (2)	291	3,460
Agilent Technologies, Inc.	1,105	82,510
Albireo Pharma, Inc. (2)	44	1,419
Alexion Pharmaceuticals, Inc. (2)	787	103,081
Align Technology, Inc. (2)	82	22,443
Alkermes PLC (2)	55	1,240
Allergan PLC	1,227	205,437
Amedisys, Inc. (2)	11	1,336
AmerisourceBergen Corp.	265	22,594
Amgen, Inc.	1,185	218,372
Amphastar Pharmaceuticals, Inc. (2)	326	6,882
ANI Pharmaceuticals, Inc. (2)	95	7,809
Arena Pharmaceuticals, Inc. (2)	161	9,439
Common Stocks — continued
ArQule, Inc. (2)	566	6,232
Array BioPharma, Inc. (2)	203	9,405
Arrowhead Pharmaceuticals, Inc. (2)	265	7,023
Arvinas, Inc. (2)	35	770
Avid Bioservices, Inc. (2)	468	2,621
Baxter International, Inc.	1,576	129,074
Biogen, Inc. (2)	1,059	247,668
Biohaven Pharmaceutical Holding Co., Ltd. (2)	69	3,022
BioSpecifics Technologies Corp. (2)	135	8,061
Bio-Techne Corp.	12	2,502
Bristol-Myers Squibb Co.	928	42,085
Bruker Corp.	497	24,825
Calithera Biosciences, Inc. (2)	42	164
Cardinal Health, Inc.	908	42,767
CareDx, Inc. (2)	160	5,758
Catalent, Inc. (2)	683	37,025
Catalyst Pharmaceuticals, Inc. (2)	355	1,363
Celcuity, Inc. (2)	35	875
Celgene Corp. (2)	2,841	262,622
Cerner Corp.	1,603	117,500
Chemed Corp.	73	26,341
Chimerix, Inc. (2)	56	242
Coherus Biosciences, Inc. (2)	547	12,089
Computer Programs & Systems, Inc.	80	2,223
Corium International Contingent Value Rights (2)(5)	24	—
Cytokinetics, Inc. (2)	251	2,824
Danaher Corp.	1,346	192,370
DENTSPLY SIRONA, Inc.	830	48,439
Eli Lilly & Co.	2,048	226,898
Emergent BioSolutions, Inc. (2)	152	7,343
Enanta Pharmaceuticals, Inc. (2)	136	11,476
Endo International PLC (2)	911	3,753
Ensign Group, Inc./The	54	3,074
Exact Sciences Corp. (2)	334	39,425
Exelixis, Inc. (2)	1,043	22,289
Fate Therapeutics, Inc. (2)	313	6,354
FONAR Corp. (2)	142	3,054
Genomic Health, Inc. (2)	272	15,822
Gilead Sciences, Inc.	3,377	228,150
Glaukos Corp. (2)	46	3,468
HCA Healthcare, Inc.	1,784	241,143
HealthStream, Inc. (2)	236	6,103
Hill-Rom Holdings, Inc.	518	54,193
Horizon Therapeutics Plc (2)	719	17,299
Humana, Inc.	306	81,182

The accompanying notes are an integral part of these financial statements

Page 66	2019 Semiannual Report | June 30, 2019

Schedule of Investments
June 30, 2019 (unaudited)

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
IDEXX Laboratories, Inc. (2)	43	11,839
Incyte Corp. (2)	288	24,468
Invitae Corp. (2)	380	8,930
IQVIA Holdings, Inc. (2)	224	36,042
Jazz Pharmaceuticals PLC (2)	36	5,132
Johnson & Johnson	2,903	404,330
Lantheus Holdings, Inc. (2)	151	4,273
Magellan Health, Inc. (2)	38	2,821
Masimo Corp. (2)	75	11,162
Medidata Solutions, Inc. (2)	56	5,069
Medtronic PLC	3,210	312,622
Merck & Co., Inc.	4,194	351,667
Meridian Bioscience, Inc.	484	5,750
Mirati Therapeutics, Inc. (2)	43	4,429
Molecular Templates, Inc. (2)	191	1,595
Molina Healthcare, Inc. (2)	35	5,010
Natera, Inc. (2)	262	7,226
National Research Corp.	28	1,613
NextGen Healthcare, Inc. (2)	244	4,856
Odonate Therapeutics, Inc. (2)	11	404
Omnicell, Inc. (2)	26	2,237
Pacira BioSciences, Inc. (2)	197	8,568
Palatin Technologies, Inc. (2)	584	677
PDL BioPharma, Inc. (2)	1,045	3,281
Perrigo Co. PLC	271	12,905
Pfenex, Inc. (2)	62	418
Pfizer, Inc.	8,759	379,440
Phibro Animal Health Corp.	275	8,737
Principia Biopharma, Inc. (2)	103	3,419
Ra Pharmaceuticals, Inc. (2)	148	4,450
Recro Pharma, Inc. (2)	394	4,007
Regeneron Pharmaceuticals, Inc. (2)	18	5,634
Repligen Corp. (2)	154	13,236
ResMed, Inc.	211	25,748
RTI Surgical Holdings, Inc. (2)	142	604
SIGA Technologies, Inc. (2)	297	1,687
Simulations Plus, Inc.	22	628
Spark Therapeutics, Inc. (2)	31	3,174
STERIS PLC	228	33,945
Stryker Corp.	702	144,317
Tandem Diabetes Care, Inc. (2)	98	6,323
United Therapeutics Corp. (2)	137	10,694
UnitedHealth Group, Inc.	186	45,386
Varian Medical Systems, Inc. (2)	124	16,880
Veeva Systems, Inc. (2)	200	32,422
Veracyte, Inc. (2)	178	5,075
Vertex Pharmaceuticals, Inc. (2)	935	171,460
Common Stocks — continued
Voyager Therapeutics, Inc. (2)	208	5,662
Waters Corp. (2)	25	5,381
West Pharmaceutical Services, Inc.	27	3,379
Zimmer Biomet Holdings, Inc.	677	79,710
Zoetis, Inc.	1,237	140,387
		5,426,753

Industrials — 2.0%
AGCO Corp.	385	29,864
Allison Transmission Holdings, Inc.	1,047	48,528
Armstrong World Industries, Inc.	228	22,162
Atkore International Group, Inc. (2)	31	802
BG Staffing, Inc.	4	76
BMC Stock Holdings, Inc. (2)	414	8,777
Builders FirstSource, Inc. (2)	929	15,663
Comfort Systems USA, Inc.	366	18,662
Commercial Vehicle Group, Inc. (2)	370	2,967
Copart, Inc. (2)	667	49,852
CSX Corp.	3,413	264,064
Cummins, Inc.	1,392	238,505
Ducommun, Inc. (2)	67	3,020
EMCOR Group, Inc.	215	18,942
Ennis, Inc.	75	1,539
Fastenal Co.	192	6,257
Fortune Brands Home & Security, Inc.	22	1,257
Foundation Building Materials, Inc. (2)	182	3,236
Generac Holdings, Inc. (2)	206	14,298
Graco, Inc.	190	9,534
Great Lakes Dredge & Dock Corp. (2)	175	1,932
Harsco Corp. (2)	81	2,223
Heidrick & Struggles International, Inc.	110	3,297
Herman Miller, Inc.	455	20,339
HNI Corp.	499	17,655
Hurco Cos., Inc.	78	2,774
Illinois Tool Works, Inc.	570	85,962
Ingersoll-Rand PLC	680	86,136
ITT, Inc.	51	3,339
Jacobs Engineering Group, Inc.	373	31,477
Kansas City Southern	492	59,935
Kelly Services, Inc. - Class A	40	1,048
Kforce, Inc.	20	702
Kimball International, Inc. - Class B	421	7,338
Knoll, Inc.	132	3,033
L3 Technologies, Inc.	31	7,600
Landstar System, Inc.	331	35,745
LSI Industries, Inc.	62	226
ManpowerGroup, Inc.	464	44,822

The accompanying notes are an integral part of these financial statements

2019 Semiannual Report | June 30, 2019	Page 67

Schedule of Investments
June 30, 2019 (unaudited)

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Masco Corp.	212	8,319
Masonite International Corp. (2)	113	5,953
Matson, Inc.	335	13,015
Miller Industries, Inc./TN	276	8,487
Moog, Inc.	28	2,621
MSC Industrial Direct Co., Inc.	525	38,987
Mueller Industries, Inc.	192	5,620
Norfolk Southern Corp.	1,360	271,089
Oshkosh Corp.	467	38,990
Owens Corning	288	16,762
PACCAR, Inc.	2,200	157,652
Parker-Hannifin Corp.	996	169,330
Park-Ohio Holdings Corp.	68	2,216
Quanex Building Products Corp.	166	3,136
Quanta Services, Inc.	1,163	44,415
Radiant Logistics, Inc. (2)	156	958
RR Donnelley & Sons Co.	1,279	2,520
Rush Enterprises, Inc.	298	10,883
Southwest Airlines Co.	3,724	189,105
Spirit AeroSystems Holdings, Inc.	137	11,148
Steelcase, Inc. - Class A	322	5,506
Sterling Construction Co., Inc. (2)	199	2,671
Thermon Group Holdings, Inc. (2)	5	128
Timken Co./The	750	38,505
Toro Co./The	406	27,161
TriMas Corp. (2)	205	6,349
Triton International, Ltd./Bermuda	516	16,904
Union Pacific Corp.	1,986	335,852
Universal Forest Products, Inc.	57	2,169
Valmont Industries, Inc.	31	3,931
Vectrus, Inc. (2)	101	4,097
WABCO Holdings, Inc. (2)	4	530
Waste Management, Inc.	2,234	257,737
		2,876,334

Information Technology — 4.9%
Acacia Communications, Inc. (2)	28	1,320
ACM Research, Inc. (2)	28	437
Adobe, Inc. (2)	352	103,717
ADTRAN, Inc.	199	3,035
Amkor Technology, Inc. (2)	1,217	9,079
Apple, Inc.	4,712	932,599
Aspen Technology, Inc. (2)	163	20,258
Avaya Holdings Corp. (2)	463	5,514
Avid Technology, Inc. (2)	201	1,833
Avnet, Inc.	835	37,800
Benchmark Electronics, Inc.	927	23,286
Common Stocks — continued
Booz Allen Hamilton Holding Corp.	919	60,847
Broadcom, Inc.	827	238,060
Broadridge Financial Solutions, Inc.	359	45,837
CACI International, Inc. - Class A (2)	115	23,528
Cadence Design Systems, Inc. (2)	995	70,456
CDK Global, Inc.	656	32,433
CDW Corp./DE	246	27,306
Ciena Corp. (2)	501	20,606
Cisco Systems, Inc.	7,723	422,680
Comtech Telecommunications Corp.	172	4,835
Cypress Semiconductor Corp.	348	7,740
Dell Technologies, Inc. - Class C (2)	421	21,387
Digi International, Inc. (2)	16	203
DXC Technology Co.	1,654	91,218
Enphase Energy, Inc. (2)	150	2,735
EPAM Systems, Inc. (2)	31	5,366
EVERTEC, Inc.	182	5,951
F5 Networks, Inc. (2)	382	55,631
Fabrinet (2)	171	8,494
Fair Isaac Corp. (2)	69	21,667
FormFactor, Inc. (2)	134	2,100
Hewlett Packard Enterprise Co.	3,790	56,661
HP, Inc.	4,633	96,320
Insight Enterprises, Inc. (2)	236	13,735
Intel Corp.	5,112	244,711
InterDigital, Inc.	202	13,009
International Business Machines Corp.	2,255	310,965
Intuit, Inc.	1,065	278,316
j2 Global, Inc.	174	15,467
Jabil, Inc.	1,208	38,173
Juniper Networks, Inc.	2,519	67,081
Keysight Technologies, Inc. (2)	417	37,451
KLA-Tencor Corp.	1,304	154,133
Lam Research Corp.	729	136,935
Lattice Semiconductor Corp. (2)	318	4,640
Leidos Holdings, Inc.	418	33,377
LogMeIn, Inc.	428	31,535
Majesco (2)	18	168
Mastercard, Inc.	1,639	433,565
MAXIMUS, Inc.	65	4,715
Micron Technology, Inc. (2)	6,680	257,781
Microsoft Corp.	7,767	1,040,467
Monotype Imaging Holdings, Inc.	694	11,687
Motorola Solutions, Inc.	356	59,356
Napco Security Technologies, Inc. (2)	68	2,018
NIC, Inc.	125	2,005
Nuance Communications, Inc. (2)	1,408	22,486

The accompanying notes are an integral part of these financial statements

Page 68	2019 Semiannual Report | June 30, 2019

Schedule of Investments
June 30, 2019 (unaudited)

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
NVE Corp.	5	348
NXP Semiconductors NV	71	6,930
Oracle Corp.	5,426	309,119
OSI Systems, Inc. (2)	9	1,014
Paycom Software, Inc. (2)	121	27,433
Paylocity Holding Corp. (2)	16	1,501
PC Connection, Inc.	154	5,387
Photronics, Inc. (2)	195	1,599
Presidio, Inc.	539	7,368
Progress Software Corp.	462	20,152
QUALCOMM, Inc.	1,974	150,162
Qualys, Inc. (2)	153	13,323
Rudolph Technologies, Inc. (2)	83	2,293
Sanmina Corp. (2)	337	10,204
SPS Commerce, Inc. (2)	21	2,146
Symantec Corp.	1,594	34,685
Synopsys, Inc. (2)	884	113,762
Tech Data Corp. (2)	202	21,129
Telaria, Inc. (2)	151	1,136
Teradyne, Inc.	1,305	62,523
Texas Instruments, Inc.	2,333	267,735
Upland Software, Inc. (2)	42	1,912
Verint Systems, Inc. (2)	230	12,369
VMware, Inc.	366	61,199
Workiva, Inc. (2)	66	3,834
Xerox Corp.	1,279	45,289
Xperi Corp.	91	1,874
Zscaler, Inc. (2)	147	11,266
		6,872,407

Materials — 0.4%
AdvanSix, Inc. (2)	400	9,772
Air Products & Chemicals, Inc.	555	125,635
Domtar Corp.	127	5,655
Global Brass & Copper Holdings, Inc.	21	918
International Paper Co.	1,099	47,609
Louisiana-Pacific Corp.	596	15,627
LyondellBasell Industries NV	2,406	207,229
Nucor Corp.	1,671	92,072
PPG Industries, Inc.	172	20,074
Rayonier Advanced Materials, Inc.	23	149
Reliance Steel & Aluminum Co.	328	31,035
Ryerson Holding Corp. (2)	104	866
Schnitzer Steel Industries, Inc.	9	236
Steel Dynamics, Inc.	1,061	32,042
Stepan Co.	22	2,022
Tredegar Corp.	42	698
Common Stocks — continued
Trinseo SA	277	11,728
Verso Corp. (2)	59	1,124
		604,491

Real Estate Investment Trust — 0.8%
American Assets Trust, Inc.	417	19,649
American Homes 4 Rent	100	2,431
American Tower Corp.	609	124,510
Camden Property Trust	103	10,752
CoreCivic, Inc.	326	6,768
Cousins Properties, Inc.	243	8,789
CubeSmart	80	2,675
EastGroup Properties, Inc.	203	23,544
Essex Property Trust, Inc.	716	209,019
Gaming and Leisure Properties, Inc.	407	15,865
Gladstone Commercial Corp.	29	615
Hospitality Properties Trust	1,028	25,700
Host Hotels & Resorts, Inc.	3,356	61,146
Hudson Pacific Properties, Inc.	326	10,846
Industrial Logistics Properties Trust	293	6,100
Kilroy Realty Corp.	387	28,564
Lamar Advertising Co.	478	38,579
Maui Land & Pineapple Co., Inc. (2)	12	123
National Storage Affiliates Trust	166	4,804
New Senior Investment Group, Inc.	205	1,378
Piedmont Office Realty Trust, Inc.	1,763	35,137
PS Business Parks, Inc.	97	16,347
RAIT Financial Trust (2)	285	148
Rayonier, Inc.	1,060	32,118
Retail Properties of America, Inc.	784	9,220
SBA Communications Corp. (2)	36	8,094
Simon Property Group, Inc.	1,303	208,167
Spirit MTA REIT	129	1,076
Tanger Factory Outlet Centers, Inc.	950	15,400
Trinity Place Holdings, Inc. (2)	367	1,450
UDR, Inc.	3,902	175,161
Urstadt Biddle Properties, Inc.	411	8,631
		1,112,806

Utilities — 0.2%
Ameren Corp.	837	62,867
Atlantic Power Corp. (2)	423	1,024
Black Hills Corp.	342	26,734
National Fuel Gas Co.	829	43,730
NorthWestern Corp.	15	1,082
Portland General Electric Co.	1,297	70,258
Spark Energy, Inc. - Class A	382	4,275

The accompanying notes are an integral part of these financial statements

2019 Semiannual Report | June 30, 2019	Page 69

Schedule of Investments
June 30, 2019 (unaudited)

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Spire, Inc.	243	20,387
		230,357

Total Common Stocks (Cost $26,185,913)		28,566,264

Registered Investment Companies — 60.5%
American Beacon SiM High Yield Opportunities Fund - Class I	423,366	4,034,682
Baird Core Plus Bond Fund - Class I	441,338	5,035,661
Dodge & Cox Income Fund	442,521	6,155,461
DoubleLine Total Return Bond Fund - Class I	470,898	5,029,194
Frost Total Return Bond Fund - Class I	478,051	4,990,848
Guggenheim Total Return Bond Fund - Class I	185,504	5,043,862
iShares Core U.S. Aggregate Bond ETF (6)	50,376	5,609,368
iShares iBoxx High Yield Corporate Bond ETF (6)	34,467	3,004,833
iShares JP Morgan USD Emerging Markets Bond ETF (6)	53,388	6,048,327
Lord Abbett High Yield Fund - Class I	672,522	5,043,918
Payden Emerging Markets Bond Fund - Class I	440,983	6,028,234
PGIM Total Return Bond Fund - Class R6	239,885	3,540,703
PIMCO Investment Grade Credit Bond Fund - Class I	162,463	1,733,477
Pioneer Bond Fund - Class Y	528,228	5,123,815
Segall Bryant & Hamill Plus Bond Fund - Class I	331,259	3,537,844
SPDR Bloomberg Barclays High Yield Bond ETF (6)	27,586	3,005,219
TCW Emerging Markets Income Fund - Class I	957,766	8,035,656
Vanguard Intermediate-Term Corporate Bond ETF (6)	11,558	1,038,486
Vanguard Total Bond Market ETF (6)	48,241	4,007,380
Total Registered Investment Companies (Cost $84,074,394)		86,046,968

Money Market Registered Investment Companies — 8.3%
Meeder Institutional Prime Money Market Fund, 2.45% (3)	11,796,222	11,799,761
Total Money Market Registered Investment Companies (Cost $11,794,901)		11,799,761

U.S. Government Obligations — 10.2%
U.S. Treasury Note, 2.25%, due 1/31/2024	2,454,000	2,507,202
U.S. Treasury Note, 2.625%, due 2/15/2029	2,860,600	3,016,592
U.S. Treasury Note, 2.25%, due 11/15/2025	6,839,300	7,004,138
U.S. Treasury Note, 2.125%, due 12/31/2022	1,984,200	2,011,250
Total U.S. Government Obligations (Cost $14,027,611)		14,539,182
Total Investments — 99.1% (Cost $136,082,819)		140,952,175
Other Assets less Liabilities — 0.9%		1,240,224
Total Net Assets — 100.0%		142,192,399

Trustee Deferred Compensation (4)
Meeder Balanced Fund	1,004	11,737
Meeder Dynamic Allocation Fund	2,533	28,344
Meeder Muirfield Fund	1,280	9,638
Meeder Conservative Allocation Fund	289	6,468
Total Trustee Deferred Compensation (Cost $51,230)		56,187

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Index Futures
Mini MSCI EAFE Index Futures	40	9/20/2019	3,846,600	49,971
Mini MSCI Emerging Markets Index Futures	16	9/20/2019	842,720	14,579
Russell 2000 Mini Index Futures	6	9/20/2019	470,130	2,719
Standard & Poors 500 Mini Futures	48	9/20/2019	7,066,080	45,965
E-mini Standard & Poors MidCap 400 Futures	10	9/20/2019	1,950,000	28,821
Total Futures Contracts	120		14,175,530	142,055

(1)

Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 - quoted prices in active markets for identical securities

The accompanying notes are an integral part of these financial statements

Page 70	2019 Semiannual Report | June 30, 2019

Schedule of Investments
June 30, 2019 (unaudited)

●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund’s assets carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments (7)
Level 1 - Quoted Prices	$126,412,993	$142,055
Level 2 - Other Significant Observable Inputs	14,539,182	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$140,952,175	$142,055

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.
(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2019.
(4)	Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund’s Trustees in connection with the Trustees Deferred Compensation Plan.
(5)	Fair valued security deemed as Level 3 security.
(6)	Exchange-traded fund.
(7)

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The accompanying notes are an integral part of these financial statements

2019 Semiannual Report | June 30, 2019	Page 71

Schedule of Investments
June 30, 2019 (unaudited)

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — 68.1%
Communication Services — 5.5%
Alphabet, Inc. - Class A (2)	107	115,860
Alphabet, Inc. - Class C (2)	2,295	2,480,688
AT&T, Inc.	28,673	960,832
Cable One, Inc.	167	195,555
Comcast Corp. - Class A	20,874	882,553
Facebook, Inc. (2)	9,275	1,790,075
Fluent, Inc. (2)	763	4,105
Gray Television, Inc. (2)	1,583	25,945
Marcus Corp./The	1,634	53,857
Meet Group, Inc./The (2)	1,769	6,156
Nexstar Media Group, Inc.	1,058	106,858
Rosetta Stone, Inc. (2)	245	5,606
Shenandoah Telecommunications Co.	257	9,900
Spok Holdings, Inc.	2,003	30,125
TEGNA, Inc.	4,782	72,447
Telephone & Data Systems, Inc.	3,555	108,072
T-Mobile US, Inc. (2)	15,116	1,120,700
Verizon Communications, Inc.	34,604	1,976,927
Viacom, Inc.	12,756	381,022
Walt Disney Co./The	3,625	506,195
		10,833,478

Consumer Discretionary — 7.0%
Aaron’s, Inc.	804	49,374
Abercrombie & Fitch Co.	489	7,844
Amazon.com, Inc. (2)	1,890	3,578,961
American Eagle Outfitters, Inc.	600	10,140
AutoZone, Inc. (2)	142	156,125
Barnes & Noble, Inc.	90	602
Bassett Furniture Industries, Inc.	936	14,274
BBX Capital Corp.	1,410	6,923
Beazer Homes USA, Inc. (2)	1,297	12,464
Best Buy Co., Inc.	4,576	319,084
Bloomin’ Brands, Inc.	2,575	48,693
Brinker International, Inc.	879	34,589
Career Education Corp. (2)	2,208	42,107
Century Casinos, Inc. (2)	106	1,028
Chipotle Mexican Grill, Inc. (2)	246	180,288
Clarus Corp.	1,977	28,548
Core-Mark Holding Co., Inc.	120	4,766
Darden Restaurants, Inc.	647	78,759
Deckers Outdoor Corp. (2)	5	880
Denny’s Corp. (2)	1,270	26,073
Dollar General Corp.	1,686	227,880
Ethan Allen Interiors, Inc.	1,966	41,404
Etsy, Inc. (2)	360	22,093
Common Stocks — continued
Everi Holdings, Inc. (2)	2,606	31,090
Extended Stay America, Inc.	1,212	20,471
Five Below, Inc. (2)	755	90,615
Flexsteel Industries, Inc.	180	3,071
Foot Locker, Inc.	1,212	50,807
GameStop Corp.	1,322	7,231
Garmin, Ltd.	2,147	171,331
Garrett Motion, Inc. (2)	1,788	27,446
General Motors Co.	32,261	1,243,016
Gentex Corp.	2,018	49,663
H&R Block, Inc.	2,970	87,021
Helen of Troy, Ltd. (2)	110	14,365
Home Depot, Inc./The	367	76,325
Hooker Furniture Corp.	744	15,341
J Alexander’s Holdings, Inc. (2)	58	651
J. Jill, Inc.	875	1,741
Johnson Outdoors, Inc.	230	17,151
K12, Inc. (2)	157	4,774
KB Home	2,789	71,761
Kirkland’s, Inc. (2)	39	88
Lear Corp.	1,642	228,681
Lennar Corp.	3,979	192,822
Liberty Expedia Holdings, Inc. (2)	4,042	193,167
Lululemon Athletica, Inc. (2)	1,712	308,520
M/I Homes, Inc. (2)	735	20,977
MasterCraft Boat Holdings, Inc. (2)	375	7,346
McDonald’s Corp.	4,807	998,222
MDC Holdings, Inc.	1,540	50,481
NIKE, Inc. - Class B	3,529	296,260
Nordstrom, Inc.	160	5,098
Norwegian Cruise Line Holdings, Ltd. (2)	2,690	144,265
NVR, Inc. (2)	17	57,294
Planet Fitness, Inc. (2)	1,523	110,326
PulteGroup, Inc.	1,421	44,932
Rent-A-Center, Inc./TX (2)	229	6,098
Ruth’s Hospitality Group, Inc.	1,791	40,674
SeaWorld Entertainment, Inc. (2)	709	21,979
Signet Jewelers, Ltd.	146	2,610
Sleep Number Corp. (2)	247	9,976
Speedway Motorsports, Inc.	1,061	19,682
Starbucks Corp.	17,424	1,460,654
Tilly’s, Inc. - Class A	583	4,448
TJX Cos., Inc./The	24,632	1,302,540
Tupperware Brands Corp.	2,075	39,487
Ulta Beauty, Inc. (2)	549	190,443
Whirlpool Corp.	480	68,333

The accompanying notes are an integral part of these financial statements

Page 72	2019 Semiannual Report | June 30, 2019

Schedule of Investments
June 30, 2019 (unaudited)

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Yum! Brands, Inc.	10,381	1,148,865
		13,851,038

Consumer Staples — 4.0%
Casey’s General Stores, Inc.	159	24,802
Costco Wholesale Corp.	2,664	703,989
Hershey Co./The	2,401	321,806
Ingredion, Inc.	39	3,217
John B Sanfilippo & Son, Inc.	24	1,913
Kroger Co./The	9,285	201,577
Molson Coors Brewing Co.	6,232	348,992
Mondelez International, Inc.	22,103	1,191,352
PepsiCo, Inc.	13,985	1,833,853
Performance Food Group Co. (2)	621	24,859
Pilgrim’s Pride Corp. (2)	1,509	38,314
Procter & Gamble Co./The	5,092	558,338
Simply Good Foods Co./The (2)	1,336	32,171
SpartanNash Co.	1,757	20,504
Sysco Corp.	6,024	426,017
Turning Point Brands, Inc.	1	49
Tyson Foods, Inc.	12,160	981,798
USANA Health Sciences, Inc. (2)	191	15,171
Village Super Market, Inc.	688	18,239
Walmart, Inc.	10,657	1,177,492
		7,924,453

Energy — 3.3%
Arch Coal, Inc. - Class A	307	28,922
Archrock, Inc.	8,210	87,026
Berry Petroleum Corp.	1,019	10,801
C&J Energy Services, Inc. (2)	804	9,471
Cabot Oil & Gas Corp.	9,093	208,775
Cactus, Inc. (2)	3,145	104,162
Chevron Corp.	9,867	1,227,849
Cimarex Energy Co.	740	43,904
ConocoPhillips	21,005	1,281,305
CVR Energy, Inc.	1,641	82,034
Delek US Holdings, Inc.	1,247	50,528
DHT Holdings, Inc.	2,342	13,841
DMC Global, Inc.	395	25,023
EQT Corp.	5,222	82,560
Evolution Petroleum Corp.	1,489	10,646
Exxon Mobil Corp.	16,215	1,242,555
Hallador Energy Co.	447	2,517
Keane Group, Inc. (2)	4,468	30,025
Mammoth Energy Services, Inc.	835	5,745
Marathon Oil Corp.	5,736	81,509
Common Stocks — continued
Matrix Service Co. (2)	1,691	34,260
Midstates Petroleum Co., Inc. (2)	2,180	12,840
Par Pacific Holdings, Inc. (2)	1,462	30,000
PBF Energy, Inc.	1,258	39,375
Peabody Energy Corp.	2,871	69,191
Phillips 66	12,683	1,186,368
Profire Energy, Inc. (2)	11	17
ProPetro Holding Corp. (2)	2,918	60,403
Renewable Energy Group, Inc. (2)	1,233	19,555
Solaris Oilfield Infrastructure, Inc.	1,173	17,572
Talos Energy, Inc. (2)	1,258	30,255
W&T Offshore, Inc. (2)	3,895	19,319
Williams Cos., Inc./The	9,328	261,557
World Fuel Services Corp.	1,536	55,235
		6,465,145

Financials — 7.3%
Aflac, Inc.	3,785	207,456
Ally Financial, Inc.	11,823	366,395
American Express Co.	2,197	271,198
Arbor Realty Trust, Inc.	5,052	61,230
Ares Commercial Real Estate Corp.	1,480	21,993
Argo Group International Holdings, Ltd.	65	4,813
Bancorp, Inc./The (2)	1,575	14,049
Bank of America Corp.	55,632	1,613,328
BankFinancial Corp.	518	7,247
Berkshire Hathaway, Inc. - Class B (2)	13,428	2,862,447
Cannae Holdings, Inc. (2)	420	12,172
Central Valley Community Bancorp	72	1,546
Cincinnati Financial Corp.	3,322	344,392
CIT Group, Inc.	8,635	453,683
Credit Acceptance Corp. (2)	20	9,677
Discover Financial Services	14,252	1,105,813
Erie Indemnity Co.	522	132,734
Essent Group, Ltd. (2)	3,155	148,253
Exantas Capital Corp.	923	10,439
Fidelity National Financial, Inc.	6,623	266,907
Fidelity Southern Corp.	2,701	83,650
Fifth Third Bancorp	30,431	849,025
First American Financial Corp.	3,533	189,722
First BanCorp/Puerto Rico	10,008	110,488
Genworth Financial, Inc. (2)	248	920
Great Ajax Corp.	538	7,532
Hilltop Holdings, Inc.	3,551	75,530
IBERIABANK Corp.	2,000	151,700
International Bancshares Corp.	2,063	77,796
JPMorgan Chase & Co.	16,114	1,801,545

The accompanying notes are an integral part of these financial statements

2019 Semiannual Report | June 30, 2019	Page 73

Schedule of Investments
June 30, 2019 (unaudited)

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
KKR Real Estate Finance Trust, Inc.	2,759	54,959
Ladder Capital Corp.	6,990	116,104
Ladenburg Thalmann Financial Services, Inc.	2,257	7,742
LPL Financial Holdings, Inc.	865	70,558
Mercantile Bank Corp.	76	2,476
MGIC Investment Corp. (2)	5,916	77,736
MSCI, Inc.	2,303	549,933
Navient Corp.	4,757	64,933
NewStar Financial Contingent Value Rights (2)(6)	179	—
Nicolet Bankshares, Inc. (2)	192	11,916
NMI Holdings, Inc. - Class A (2)	631	17,914
Northeast Bank	146	4,027
Northrim BanCorp, Inc.	715	25,497
OFG Bancorp	2,150	51,106
Old Republic International Corp.	3,536	79,136
OneMain Holdings, Inc.	1,874	63,360
Oppenheimer Holdings, Inc.	3,545	96,495
PennyMac Financial Services, Inc.	466	10,336
Piper Jaffray Cos.	1,068	79,320
Popular, Inc.	7,861	426,381
Pzena Investment Management, Inc.	2,312	19,860
Radian Group, Inc.	7,170	163,835
Ready Capital Corp.	558	8,314
Santander Consumer USA Holdings, Inc. (2)	237	5,679
Stewart Information Services Corp.	2,136	86,487
Summit Financial Group, Inc.	122	3,276
Synchrony Financial	19,438	673,915
TriCo Bancshares	831	31,412
US Bancorp	7,725	404,790
Walker & Dunlop, Inc.	925	49,219
Waterstone Financial, Inc.	155	2,644
		14,523,040

Healthcare — 13.0%
Abbott Laboratories	4,913	413,183
AbbVie, Inc.	7,228	525,620
Adverum Biotechnologies, Inc. (2)	1,214	14,434
Agilent Technologies, Inc.	5,346	399,186
Alexion Pharmaceuticals, Inc. (2)	5,789	758,243
Align Technology, Inc. (2)	696	190,495
Alkermes PLC (2)	548	12,352
Allergan PLC	3,846	643,936
AmerisourceBergen Corp.	1,704	145,283
Amgen, Inc.	7,597	1,399,975
Amphastar Pharmaceuticals, Inc. (2)	1,612	34,029
Common Stocks — continued
ANI Pharmaceuticals, Inc. (2)	333	27,373
AquaBounty Technologies, Inc. (2)	1,708	5,244
Arena Pharmaceuticals, Inc. (2)	617	36,175
ArQule, Inc. (2)	2,106	23,187
Array BioPharma, Inc. (2)	928	42,994
Arrowhead Pharmaceuticals, Inc. (2)	1,188	31,482
Avid Bioservices, Inc. (2)	2,586	14,482
Avrobio, Inc. (2)	157	2,553
Baxter International, Inc.	9,726	796,559
Biogen, Inc. (2)	5,023	1,174,729
Biohaven Pharmaceutical Holding Co., Ltd. (2)	335	14,670
Bio-Techne Corp.	113	23,559
Bruker Corp.	2,427	121,229
Cardinal Health, Inc.	2,898	136,496
CareDx, Inc. (2)	421	15,152
Catalent, Inc. (2)	3,020	163,714
Catalyst Pharmaceuticals, Inc. (2)	1,676	6,436
Celgene Corp. (2)	13,430	1,241,469
Cerner Corp.	8,242	604,139
Chemed Corp.	389	140,367
ChemoCentryx, Inc. (2)	668	6,212
Chimerix, Inc. (2)	554	2,393
Coherus Biosciences, Inc. (2)	2,263	50,012
Cymabay Therapeutics, Inc. (2)	3	21
Cytokinetics, Inc. (2)	1,138	12,803
Danaher Corp.	3,020	431,618
DENTSPLY SIRONA, Inc.	3,022	176,364
Eli Lilly & Co.	8,811	976,171
Emergent BioSolutions, Inc. (2)	622	30,049
Enanta Pharmaceuticals, Inc. (2)	629	53,075
Endo International PLC (2)	4,143	17,069
Ensign Group, Inc./The	354	20,150
Exact Sciences Corp. (2)	1,553	183,316
Exelixis, Inc. (2)	4,727	101,016
Fate Therapeutics, Inc. (2)	1,319	26,776
FONAR Corp. (2)	201	4,324
Genomic Health, Inc. (2)	797	46,361
Gilead Sciences, Inc.	18,587	1,255,738
Glaukos Corp. (2)	184	13,874
Harvard Bioscience, Inc. (2)	49	98
HCA Healthcare, Inc.	8,656	1,170,032
HealthStream, Inc. (2)	816	21,102
Hill-Rom Holdings, Inc.	2,546	266,363
Horizon Therapeutics Plc (2)	2,849	68,547
Humana, Inc.	1,961	520,253
IDEXX Laboratories, Inc. (2)	637	175,385

The accompanying notes are an integral part of these financial statements

Page 74	2019 Semiannual Report | June 30, 2019

Schedule of Investments
June 30, 2019 (unaudited)

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Incyte Corp. (2)	2,316	196,767
Invitae Corp. (2)	1,297	30,480
Iovance Biotherapeutics, Inc. (2)	271	6,645
IQVIA Holdings, Inc. (2)	404	65,004
Jazz Pharmaceuticals PLC (2)	165	23,522
Johnson & Johnson	13,314	1,854,374
Jounce Therapeutics, Inc. (2)	573	2,836
Kura Oncology, Inc. (2)	281	5,533
Lantheus Holdings, Inc. (2)	598	16,923
Magellan Health, Inc. (2)	120	8,908
Mallinckrodt PLC (2)	433	3,975
Masimo Corp. (2)	924	137,510
Medidata Solutions, Inc. (2)	263	23,804
Medtronic PLC	16,065	1,564,570
Merck & Co., Inc.	13,618	1,141,869
Meridian Bioscience, Inc.	1,397	16,596
Mirati Therapeutics, Inc. (2)	169	17,407
Molecular Templates, Inc. (2)	680	5,678
Molina Healthcare, Inc. (2)	185	26,481
Mustang Bio, Inc. (2)	83	305
Mylan NV (2)	245	4,665
Natera, Inc. (2)	1,126	31,055
NextGen Healthcare, Inc. (2)	355	7,065
Odonate Therapeutics, Inc. (2)	236	8,659
Omnicell, Inc. (2)	76	6,538
Oncternal Therapeutics, Inc. (2)	193	1,285
OrthoPediatrics Corp. (2)	81	3,159
Pacira BioSciences, Inc. (2)	852	37,053
Palatin Technologies, Inc. (2)	2,600	3,016
PDL BioPharma, Inc. (2)	4,623	14,516
Perrigo Co. PLC	1,196	56,954
Pfenex, Inc. (2)	1,022	6,888
Pfizer, Inc.	48,203	2,088,154
Phibro Animal Health Corp.	1,438	45,685
Principia Biopharma, Inc. (2)	632	20,976
Progenics Pharmaceuticals, Inc. (2)	122	753
Prothena Corp. PLC (2)	600	6,342
Ra Pharmaceuticals, Inc. (2)	695	20,899
Reata Pharmaceuticals, Inc. (2)	33	3,114
Recro Pharma, Inc. (2)	1,717	17,462
Repligen Corp. (2)	570	48,992
ResMed, Inc.	136	16,596
RTI Surgical Holdings, Inc. (2)	1,726	7,336
SIGA Technologies, Inc. (2)	409	2,323
Simulations Plus, Inc.	169	4,827
Spark Therapeutics, Inc. (2)	144	14,743
Spero Therapeutics, Inc. (2)	223	2,567
Common Stocks — continued
STERIS PLC	936	139,352
Stryker Corp.	5,191	1,067,166
Tandem Diabetes Care, Inc. (2)	419	27,034
United Therapeutics Corp. (2)	805	62,838
UnitedHealth Group, Inc.	289	70,519
Vanda Pharmaceuticals, Inc. (2)	30	423
Varian Medical Systems, Inc. (2)	97	13,205
Veeva Systems, Inc. (2)	1,122	181,887
Veracyte, Inc. (2)	833	23,749
Vertex Pharmaceuticals, Inc. (2)	5,748	1,054,068
Voyager Therapeutics, Inc. (2)	898	24,444
West Pharmaceutical Services, Inc.	198	24,780
Zimmer Biomet Holdings, Inc.	1,707	200,982
Zoetis, Inc.	2,895	328,554
		25,637,677

Industrials — 6.7%
AGCO Corp.	1,358	105,340
Allison Transmission Holdings, Inc.	6,117	283,523
Armstrong World Industries, Inc.	1,733	168,448
Atkore International Group, Inc. (2)	213	5,510
BMC Stock Holdings, Inc. (2)	1,529	32,415
Builders FirstSource, Inc. (2)	3,739	63,040
Casella Waste Systems, Inc. (2)	12	476
Comfort Systems USA, Inc.	1,688	86,071
Commercial Vehicle Group, Inc. (2)	2,146	17,211
Copart, Inc. (2)	3,775	282,144
CSX Corp.	16,337	1,263,994
Cummins, Inc.	6,586	1,128,445
EMCOR Group, Inc.	1,473	129,771
Ennis, Inc.	200	4,104
Fastenal Co.	1,016	33,111
Fortune Brands Home & Security, Inc.	843	48,161
Foundation Building Materials, Inc. (2)	996	17,709
FTI Consulting, Inc. (2)	154	12,911
Generac Holdings, Inc. (2)	1,133	78,642
Graco, Inc.	640	32,115
Great Lakes Dredge & Dock Corp. (2)	1,068	11,791
Harsco Corp. (2)	485	13,308
Heidrick & Struggles International, Inc.	236	7,073
Herman Miller, Inc.	2,268	101,380
HNI Corp.	1,799	63,649
ICF International, Inc.	59	4,295
Illinois Tool Works, Inc.	1,531	230,890
Ingersoll-Rand PLC	4,897	620,303
ITT, Inc.	144	9,429
Jacobs Engineering Group, Inc.	1,613	136,121

The accompanying notes are an integral part of these financial statements

2019 Semiannual Report | June 30, 2019	Page 75

Schedule of Investments
June 30, 2019 (unaudited)

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Kansas City Southern	2,134	259,964
Kelly Services, Inc. - Class A	573	15,007
Kforce, Inc.	719	25,230
Kimball International, Inc. - Class B	2,383	41,536
Knoll, Inc.	766	17,603
Landstar System, Inc.	1,991	215,008
ManpowerGroup, Inc.	2,354	227,396
Marten Transport, Ltd.	54	980
Masco Corp.	1,653	64,864
Masonite International Corp. (2)	380	20,018
Matson, Inc.	2,014	78,244
Miller Industries, Inc./TN	726	22,325
Moog, Inc.	127	11,888
MSC Industrial Direct Co., Inc.	1,448	107,528
Mueller Industries, Inc.	512	14,986
MYR Group, Inc. (2)	29	1,083
Norfolk Southern Corp.	6,421	1,279,898
Oshkosh Corp.	2,481	207,139
Owens Corning	1,236	71,935
PACCAR, Inc.	11,050	791,843
Parker-Hannifin Corp.	3,402	578,374
Quad/Graphics, Inc.	123	973
Quanex Building Products Corp.	766	14,470
Quanta Services, Inc.	3,785	144,549
Radiant Logistics, Inc. (2)	1,066	6,545
RR Donnelley & Sons Co.	6,522	12,848
Rush Enterprises, Inc.	1,677	61,244
Southwest Airlines Co.	12,442	631,805
Spirit AeroSystems Holdings, Inc.	627	51,019
Steelcase, Inc. - Class A	1,948	33,311
Sterling Construction Co., Inc. (2)	1,045	14,024
Thermon Group Holdings, Inc. (2)	233	5,976
Timken Co./The	1,675	85,995
Toro Co./The	2,762	184,778
TriMas Corp. (2)	25	774
Triton International, Ltd./Bermuda	2,999	98,247
Union Pacific Corp.	9,151	1,547,526
Universal Forest Products, Inc.	454	17,279
Valmont Industries, Inc.	165	20,924
Vectrus, Inc. (2)	416	16,873
Wabash National Corp.	399	6,492
WABCO Holdings, Inc. (2)	165	21,879
Waste Management, Inc.	10,552	1,217,384
Woodward, Inc.	160	18,106
		13,257,250

Common Stocks — continued
Information Technology — 16.9%
Acacia Communications, Inc. (2)	397	18,723
Accenture PLC	8,357	1,544,123
ACM Research, Inc. (2)	29	453
Adobe, Inc. (2)	613	180,620
ADTRAN, Inc.	1,202	18,331
Amkor Technology, Inc. (2)	6,812	50,818
Apple, Inc.	21,826	4,319,803
Aspen Technology, Inc. (2)	1,417	176,105
Avaya Holdings Corp. (2)	2,149	25,595
Avid Technology, Inc. (2)	712	6,493
Avnet, Inc.	3,894	176,281
Benchmark Electronics, Inc.	4,450	111,784
Booz Allen Hamilton Holding Corp.	4,901	324,495
Broadcom, Inc.	3,394	976,997
Broadridge Financial Solutions, Inc.	1,378	175,943
CACI International, Inc. - Class A (2)	708	144,850
Cadence Design Systems, Inc. (2)	4,876	345,270
CalAmp Corp. (2)	518	6,050
CDK Global, Inc.	3,670	181,445
CDW Corp./DE	1,466	162,726
Ciena Corp. (2)	2,168	89,170
Cisco Systems, Inc.	36,453	1,995,073
Comtech Telecommunications Corp.	960	26,986
Cypress Semiconductor Corp.	1,644	36,563
Dell Technologies, Inc. - Class C (2)	2,164	109,931
Digi International, Inc. (2)	207	2,625
DXC Technology Co.	6,545	360,957
Enphase Energy, Inc. (2)	537	9,790
EPAM Systems, Inc. (2)	153	26,484
EVERTEC, Inc.	714	23,348
Extreme Networks, Inc. (2)	1,354	8,760
F5 Networks, Inc. (2)	1,402	204,173
Fabrinet (2)	627	31,143
Fair Isaac Corp. (2)	283	88,868
FormFactor, Inc. (2)	325	5,093
Hewlett Packard Enterprise Co.	16,736	250,203
HP, Inc.	7,448	154,844
Insight Enterprises, Inc. (2)	875	50,925
Intel Corp.	25,206	1,206,611
InterDigital, Inc.	1,238	79,727
International Business Machines Corp.	7,392	1,019,357
Intuit, Inc.	5,033	1,315,274
j2 Global, Inc.	1,388	123,379
Jabil, Inc.	4,534	143,274
Juniper Networks, Inc.	11,396	303,475
KBR, Inc.	925	23,070

The accompanying notes are an integral part of these financial statements

Page 76	2019 Semiannual Report | June 30, 2019

Schedule of Investments
June 30, 2019 (unaudited)

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Keysight Technologies, Inc. (2)	1,412	126,812
KLA-Tencor Corp.	5,179	612,158
Lam Research Corp.	3,946	741,217
Lattice Semiconductor Corp. (2)	1,287	18,777
Leidos Holdings, Inc.	2,008	160,339
LiveRamp Holdings, Inc. (2)	180	8,726
LogMeIn, Inc.	1,937	142,718
Mastercard, Inc.	7,789	2,060,424
MAXIMUS, Inc.	853	61,877
Micron Technology, Inc. (2)	31,556	1,217,746
Microsoft Corp.	38,158	5,111,646
Monotype Imaging Holdings, Inc.	3,405	57,340
Motorola Solutions, Inc.	2,304	384,146
Napco Security Technologies, Inc. (2)	161	4,778
NIC, Inc.	1,074	17,227
Nuance Communications, Inc. (2)	8,267	132,024
NXP Semiconductors NV	1,760	171,794
Oracle Corp.	27,185	1,548,729
OSI Systems, Inc. (2)	284	31,987
Paycom Software, Inc. (2)	172	38,996
Paylocity Holding Corp. (2)	165	15,480
PC Connection, Inc.	370	12,943
Photronics, Inc. (2)	1,362	11,168
Presidio, Inc.	3,250	44,428
Progress Software Corp.	2,177	94,961
QUALCOMM, Inc.	7,920	602,474
Qualys, Inc. (2)	765	66,616
Rudolph Technologies, Inc. (2)	511	14,119
Sanmina Corp. (2)	1,210	36,639
SPS Commerce, Inc. (2)	111	11,345
Symantec Corp.	9,783	212,878
Synopsys, Inc. (2)	4,778	614,881
Tech Data Corp. (2)	970	101,462
Telaria, Inc. (2)	479	3,602
Teradyne, Inc.	5,958	285,448
Texas Instruments, Inc.	10,894	1,250,195
TTEC Holdings, Inc.	66	3,075
Upland Software, Inc. (2)	154	7,012
Verint Systems, Inc. (2)	1,181	63,514
ViaSat, Inc. (2)	99	8,001
VMware, Inc.	1,470	245,799
Workiva, Inc. (2)	273	15,859
Xerox Corp.	7,025	248,755
Xperi Corp.	484	9,966
Zscaler, Inc. (2)	757	58,016
		33,324,105

Common Stocks — continued
Materials — 1.4%
AdvanSix, Inc. (2)	1,396	34,104
Air Products & Chemicals, Inc.	1,063	240,631
Global Brass & Copper Holdings, Inc.	99	4,329
Innospec, Inc.	17	1,551
International Paper Co.	6,864	297,348
Louisiana-Pacific Corp.	2,584	67,752
LyondellBasell Industries NV	12,736	1,096,952
Nucor Corp.	10,239	564,169
PPG Industries, Inc.	27	3,151
Rayonier Advanced Materials, Inc.	671	4,355
Reliance Steel & Aluminum Co.	1,598	151,203
Schnitzer Steel Industries, Inc.	156	4,083
Silgan Holdings, Inc.	80	2,448
Steel Dynamics, Inc.	5,379	162,446
Stepan Co.	368	33,823
Tredegar Corp.	698	11,601
Trinseo SA	1,431	60,589
US Concrete, Inc. (2)	183	9,093
Verso Corp. (2)	703	13,392
		2,763,020

Real Estate Investment Trust — 2.7%
American Assets Trust, Inc.	1,036	48,816
American Homes 4 Rent	1,179	28,661
American Tower Corp.	2,437	498,245
Camden Property Trust	373	38,937
CoreCivic, Inc.	1,843	38,261
Cousins Properties, Inc.	1,423	51,470
CubeSmart	202	6,755
EastGroup Properties, Inc.	837	97,075
Essex Property Trust, Inc.	3,588	1,047,445
Gaming and Leisure Properties, Inc.	1,815	70,749
Gladstone Commercial Corp.	461	9,782
Hospitality Properties Trust	7,031	175,775
Host Hotels & Resorts, Inc.	11,589	211,152
Hudson Pacific Properties, Inc.	1,611	53,598
Industrial Logistics Properties Trust	981	20,424
Kilroy Realty Corp.	1,284	94,772
Lamar Advertising Co.	3,560	287,328
National Health Investors, Inc.	550	42,917
National Storage Affiliates Trust	889	25,728
New Senior Investment Group, Inc.	1,975	13,272
Piedmont Office Realty Trust, Inc.	8,378	166,974
PS Business Parks, Inc.	816	137,520
Rayonier, Inc.	4,598	139,319
Retail Properties of America, Inc.	6,551	77,040

The accompanying notes are an integral part of these financial statements

2019 Semiannual Report | June 30, 2019	Page 77

Schedule of Investments
June 30, 2019 (unaudited)

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
SBA Communications Corp. (2)	142	31,927
Simon Property Group, Inc.	6,571	1,049,783
Spirit MTA REIT	1,138	9,491
Tanger Factory Outlet Centers, Inc.	4,288	69,508
Trinity Place Holdings, Inc. (2)	97	383
UDR, Inc.	15,317	687,580
Urstadt Biddle Properties, Inc.	1,195	25,095
		5,255,782

Utilities — 0.5%
Ameren Corp.	703	52,802
Black Hills Corp.	2,541	198,630
California Water Service Group	422	21,366
Chesapeake Utilities Corp.	336	31,927
National Fuel Gas Co.	3,669	193,540
NorthWestern Corp.	595	42,929
Portland General Electric Co.	5,133	278,055
Spark Energy, Inc. - Class A	1,192	13,338
Spire, Inc.	2,145	180,008
Vistra Energy Corp.	697	15,769
		1,028,364

Total Common Stocks (Cost $117,863,925)		134,863,352

Registered Investment Companies — 5.8%
iShares Core MSCI EAFE ETF (7)	15,725	965,515
iShares JP Morgan USD Emerging Markets Bond ETF (7)	46,227	5,237,057
SPDR Bloomberg Barclays High Yield Bond ETF (7)	47,890	5,217,136
Total Registered Investment Companies (Cost $11,296,413)		11,419,708

Money Market Registered Investment Companies — 23.2%
Meeder Institutional Prime Money Market Fund, 2.45% (3)	45,860,772	45,874,530
Total Money Market Registered Investment Companies (Cost $45,857,758)		45,874,530

Bank Obligations — 0.4%
First Merchants Bank Deposit Account, 2.25%, 7/1/2019 (4)	246,473	246,473
Metro City Bank Deposit Account, 2.35%, 7/1/2019 (4)	246,495	246,495
Bank Obligations — continued
Pacific Mercantile Bank Deposit Account, 2.29%, 7/1/2019 (4)	246,489	246,489
Total Bank Obligations (Cost $739,457)		739,457
Total Investments — 97.4% (Cost $175,757,553)		192,897,047
Other Assets less Liabilities — 2.6%		5,063,549
Total Net Assets — 100.0%		197,960,596

Trustee Deferred Compensation (5)
Meeder Balanced Fund	3,286	38,413
Meeder Dynamic Allocation Fund	8,380	93,772
Meeder Muirfield Fund	3,645	27,447
Meeder Conservative Allocation Fund	952	21,306
Total Trustee Deferred Compensation (Cost $163,351)		180,938

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Index Futures
Mini MSCI EAFE Index Futures	438	9/20/2019	42,120,270	560,270
Mini MSCI Emerging Markets Index Futures	177	9/20/2019	9,322,590	180,749
Standard & Poors 500 Mini Futures	4	9/20/2019	588,840	2,611
E-mini Standard & Poors MidCap 400 Futures	1	9/20/2019	195,000	3,481
Total Futures Contracts	620		52,226,700	747,111

(1)

Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 - quoted prices in active markets for identical securities
●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The accompanying notes are an integral part of these financial statements

Page 78	2019 Semiannual Report | June 30, 2019

Schedule of Investments
June 30, 2019 (unaudited)

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund’s assets carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments (8)
Level 1 - Quoted Prices	$192,157,590	$747,111
Level 2 - Other Significant Observable Inputs	739,457	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$192,897,047	$747,111

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.
(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2019.
(4)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at June 30, 2019. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(5)	Assets of affiliates to the Dynamic Allocation Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(6)	Fair valued security deemed as Level 3 security.
(7)	Exchange-traded fund.
(8)

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

The accompanying notes are an integral part of these financial statements

2019 Semiannual Report | June 30, 2019	Page 79

Schedule of Investments
June 30, 2019 (unaudited)

Quantex Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — 97.6%
Communication Services — 2.9%
Interpublic Group of Cos., Inc./The	29,636	669,477
News Corp.	58,224	812,807
TripAdvisor, Inc. (2)	11,348	525,299
		2,007,583

Consumer Discretionary — 25.5%
Bed Bath & Beyond, Inc.	47,259	549,150
Big Lots, Inc.	22,224	635,829
BorgWarner, Inc.	18,408	772,768
Brinker International, Inc.	13,215	520,010
Capri Holdings, Ltd. (2)	16,123	559,146
Cheesecake Factory, Inc./The	14,052	614,353
Dana, Inc.	40,740	812,356
Dillard’s, Inc. (3)	10,419	648,895
Foot Locker, Inc.	11,492	481,745
Goodyear Tire & Rubber Co./The	29,956	458,327
H&R Block, Inc.	24,099	706,101
Hanesbrands, Inc.	37,953	653,551
Harley-Davidson, Inc.	18,073	647,556
International Speedway Corp.	15,634	701,810
KB Home	28,009	720,672
L Brands, Inc.	20,840	543,924
Leggett & Platt, Inc.	17,134	657,432
Macy’s, Inc.	20,530	440,574
Mohawk Industries, Inc. (2)	5,158	760,650
Newell Brands, Inc.	32,922	507,657
Nordstrom, Inc.	13,117	417,908
Norwegian Cruise Line Holdings, Ltd. (2)	14,510	778,171
PulteGroup, Inc.	23,532	744,082
PVH Corp.	6,805	644,025
Ralph Lauren Corp.	5,909	671,203
Signet Jewelers, Ltd.	16,839	301,081
TRI Pointe Group, Inc. (2)	48,945	585,872
Tupperware Brands Corp.	16,833	320,332
Whirlpool Corp.	5,006	712,654
		17,567,834

Energy — 7.6%
Chesapeake Energy Corp. (2)	254,749	496,761
Cimarex Energy Co.	8,678	514,866
Helmerich & Payne, Inc.	12,115	613,261
HollyFrontier Corp.	12,249	566,884
Noble Energy, Inc.	28,517	638,781
QEP Resources, Inc. (2)	117,023	846,076
SM Energy Co.	42,015	526,028
Common Stocks — continued
World Fuel Services Corp.	28,557	1,026,910
		5,229,567

Financials — 8.1%
Assurant, Inc.	6,836	727,214
Everest Re Group, Ltd.	2,808	694,081
Jefferies Financial Group, Inc.	35,165	676,223
People’s United Financial, Inc.	43,912	736,843
Torchmark Corp.	8,203	733,840
Trustmark Corp.	21,505	715,041
Unum Group	18,209	610,912
Wells Fargo & Co. (2)(8)	1	—
Zions Bancorp NA	15,007	690,022
		5,584,176

Healthcare — 9.8%
Allscripts Healthcare Solutions, Inc. (2)	62,668	728,829
DaVita, Inc. (2)	11,586	651,828
DENTSPLY SIRONA, Inc.	15,242	889,523
Mallinckrodt PLC (2)	39,181	359,682
Nektar Therapeutics (2)	19,964	710,319
Patterson Cos., Inc.	30,385	695,817
PerkinElmer, Inc.	7,784	749,911
Perrigo Co. PLC	13,806	657,442
Prestige Consumer Healthcare, Inc. (2)	20,657	654,414
Tenet Healthcare Corp. (2)	31,212	644,840
		6,742,605

Industrials — 22.4%
Alaska Air Group, Inc.	10,544	673,867
Allegion PLC	7,952	879,094
AO Smith Corp.	14,065	663,305
Arconic, Inc.	31,730	819,269
Deluxe Corp.	15,906	646,738
Flowserve Corp.	16,477	868,173
Fluor Corp.	19,509	657,258
Fortune Brands Home & Security, Inc.	17,103	977,094
Granite Construction, Inc.	15,010	723,182
Herman Miller, Inc.	20,349	909,600
HNI Corp.	17,256	610,517
Huntington Ingalls Industries, Inc.	3,254	731,304
Jacobs Engineering Group, Inc.	10,458	882,551
Masco Corp.	18,297	717,974
Nielsen Holdings PLC	26,708	603,601
NOW, Inc. (2)	47,138	695,757
Pentair PLC	16,572	616,478
Quanta Services, Inc.	20,312	775,715

The accompanying notes are an integral part of these financial statements

Page 80	2019 Semiannual Report | June 30, 2019

Schedule of Investments
June 30, 2019 (unaudited)

Quantex Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Robert Half International, Inc.	10,689	609,380
Snap-on, Inc.	4,208	697,013
United Rentals, Inc. (2)	5,218	692,063
		15,449,933

Information Technology — 8.3%
Alliance Data Systems Corp.	3,565	499,563
FLIR Systems, Inc.	14,042	759,672
Juniper Networks, Inc.	23,140	616,218
NetScout Systems, Inc. (2)	25,874	656,941
Plantronics, Inc.	18,245	675,795
Qorvo, Inc. (2)	10,067	670,563
Western Union Co./The	35,838	712,818
Xerox Corp.	30,941	1,095,622
		5,687,192

Materials — 5.4%
Avery Dennison Corp.	6,818	788,706
Carpenter Technology Corp.	17,452	837,347
Commercial Metals Co.	39,119	698,274
Minerals Technologies, Inc.	12,496	668,661
Packaging Corp. of America	7,327	698,410
		3,691,398

Real Estate Investment Trust — 7.7%
Alexander & Baldwin, Inc.	32,600	753,060
Apartment Investment & Management Co.	13,939	698,623
Duke Realty Corp.	23,606	746,186
Federal Realty Investment Trust	5,369	691,312
Kimco Realty Corp.	44,495	822,268
Mack-Cali Realty Corp.	31,210	726,881
Realogy Holdings Corp.	36,442	263,840
SL Green Realty Corp.	7,731	621,337
		5,323,507

Total Common Stocks (Cost $60,965,945)		67,283,795

Money Market Registered Investment Companies — 2.0%
Meeder Institutional Prime Money Market Fund, 2.45% (5)	727,723	727,941
Morgan Stanley Government Institutional Fund, 2.25% (4)	646,119	646,119
Total Money Market Registered Investment Companies (Cost $1,373,879)		1,374,060

Bank Obligations — 1.0%
First Merchants Bank Deposit Account, 2.25%, 7/1/2019 (6)	246,473	246,473
Metro City Bank Deposit Account, 2.35%, 7/1/2019 (6)	226,213	226,213
Pacific Mercantile Bank Deposit Account, 2.29%, 7/1/2019 (6)	246,490	246,490
Total Bank Obligations (Cost $719,176)		719,176
Total Investments — 100.7% (Cost $63,059,000)		69,377,031
Liabilities less Other Assets — (0.7%)		(455,508)
Total Net Assets — 100.0%		68,921,523

Trustee Deferred Compensation (7)
Meeder Balanced Fund	972	11,363
Meeder Dynamic Allocation Fund	2,428	27,169
Meeder Muirfield Fund	1,162	8,750
Meeder Conservative Allocation Fund	281	6,289
Total Trustee Deferred Compensation (Cost $49,452)		53,571

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Index Futures
E-mini Standard & Poors MidCap 400 Futures	8	9/20/2019	1,560,000	36,337
Total Futures Contracts	8		1,560,000	36,337

(1)

Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 - quoted prices in active markets for identical securities
●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The accompanying notes are an integral part of these financial statements

2019 Semiannual Report | June 30, 2019	Page 81

Schedule of Investments
June 30, 2019 (unaudited)

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund’s assets carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments (9)
Level 1 - Quoted Prices	$68,657,855	$36,337
Level 2 - Other Significant Observable Inputs	719,176	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$69,377,031	$36,337

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.
(3)	All or a portion of this security is on loan.
(4)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at June 30, 2019.
(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2019.
(6)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at June 30, 2019. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(7)	Assets of affiliates to the Quantex Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(8)	Fair valued security deemed as Level 3 security.
(9)

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The accompanying notes are an integral part of these financial statements

Page 82	2019 Semiannual Report | June 30, 2019

Schedule of Investments
June 30, 2019 (unaudited)

Total Return Bond Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Registered Investment Companies — 82.1%
American Beacon SiM High Yield Opportunities Fund - Class I	93,225	888,434
Baird Core Plus Bond Fund - Class I	363,260	4,144,802
Dodge & Cox Income Fund	347,936	4,839,797
DoubleLine Total Return Bond Fund - Class I	407,473	4,351,812
Frost Total Return Bond Fund - Class I	427,968	4,467,989
Guggenheim Total Return Bond Fund - Class I	163,804	4,453,823
iShares Core U.S. Aggregate Bond ETF (4)	43,029	4,791,278
iShares iBoxx High Yield Corporate Bond ETF (4)	15,797	1,377,182
iShares JP Morgan USD Emerging Markets Bond ETF (4)	18,406	2,085,216
Lord Abbett High Yield Fund - Class I	224,508	1,683,808
Payden Emerging Markets Bond Fund - Class I	150,958	2,063,593
PGIM Total Return Bond Fund - Class R6	235,722	3,479,263
PIMCO Investment Grade Credit Bond Fund - Class I	129,610	1,382,935
Pioneer Bond Fund - Class Y	461,236	4,473,986
Segall Bryant & Hamill Plus Bond Fund - Class I	325,414	3,475,418
SPDR Bloomberg Barclays High Yield Bond ETF (4)	12,644	1,377,437
TCW Emerging Markets Income Fund - Class I	324,409	2,721,795
Vanguard Intermediate-Term Corporate Bond ETF (4)	11,064	994,100
Vanguard Total Bond Market ETF (4)	41,278	3,428,965
Total Registered Investment Companies (Cost $54,898,257)		56,481,633

Money Market Registered Investment Companies — 3.1%
Meeder Institutional Prime Money Market Fund, 2.45% (2)	2,153,818	2,154,464
Total Money Market Registered Investment Companies (Cost $2,153,635)		2,154,464

U.S. Government Obligations — 14.7%
Government National Mortgage Association, 6.50%, due 7/20/2038	49,457	63,637
U.S. Treasury Note, 2.25%, due 1/31/2024	1,696,000	1,732,769
U.S. Treasury Note, 2.625%, due 2/15/2029	1,999,000	2,108,008
U.S. Treasury Note, 2.25%, due 11/15/2025	4,749,000	4,863,458
U.S. Treasury Note, 2.125%, due 12/31/2022	1,362,000	1,380,568
Total U.S. Government Obligations (Cost $9,794,050)		10,148,440
Total Investments — 99.8% (Cost $66,845,942)		68,784,537
Other Assets less Liabilities — 0.2%		103,753
Total Net Assets — 100.0%		68,888,290

Trustee Deferred Compensation (3)
Meeder Balanced Fund	1,087	12,707
Meeder Dynamic Allocation Fund	2,645	29,598
Meeder Muirfield Fund	1,325	9,977
Meeder Conservative Allocation Fund	320	7,162
Total Trustee Deferred Compensation (Cost $57,729)		59,444

(1)

Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 - quoted prices in active markets for identical securities
●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund’s assets carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments (5)
Level 1 - Quoted Prices	$58,636,097	$—
Level 2 - Other Significant Observable Inputs	10,148,440	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$68,784,537	$—

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements

The accompanying notes are an integral part of these financial statements

2019 Semiannual Report | June 30, 2019	Page 83

Schedule of Investments
June 30, 2019 (unaudited)

with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2019.
(3)	Assets of affiliates to the Total Return Bond Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(4)	Exchange-traded fund.
(5)

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The accompanying notes are an integral part of these financial statements

Page 84	2019 Semiannual Report | June 30, 2019

Schedule of Investments
June 30, 2019 (unaudited)

Prime Money Market Fund
Security Description	Coupon/ Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)(1)
Bank Obligations — 1.5%
First Merchants Bank Deposit Account	2.25	%(2)	07/01/19	246,472	246,472
Pacific Mercantile Bank Deposit Account	2.29	%(2)	07/01/19	246,490	246,490
Total Bank Obligations (Cost $492,962)					492,962

Certificates of Deposit — 20.3%
Banco Estado Chile Yankee CD	2.69%		03/27/20	500,000	500,000
Banco Estado Chile Yankee CD	2.70%		04/09/20	250,000	250,000
Banco Estado Chile Yankee CD	2.70%		12/09/19	250,000	250,000
Bank of Nova Scotia Yankee CD (Quarterly U.S. LIBOR + 0.26%)	2.82	%(3)	08/08/19	500,000	500,255
Bank of Nova Scotia Yankee CD (Quarterly U.S. LIBOR + 0.25%)	2.77	%(3)	08/19/19	250,000	250,040
Canadian Imperial Bank of NY Yankee CD (Monthly U.S. LIBOR + 0.17%)	2.57	%(3)	07/15/19	500,000	500,092
Canadian Imperial Bank of NY Yankee CD (Quarterly U.S. LIBOR + 0.41%)	2.80	%(3)	09/20/19	250,000	250,106
Cooperatieve Rabobank (Monthly U.S. LIBOR + 0.14%)	2.58	%(3)	07/03/19	500,000	500,008
Cooperatieve Rabobank (Monthly U.S. LIBOR + 0.22%)	2.61	%(3)	07/19/19	250,000	250,000
Mizuho Bank LTD/NY (Quarterly U.S. LIBOR + 0.33%)	2.93	%(3)	07/15/19	250,000	250,362
Mizuho Bank LTD/NY (Monthly U.S. LIBOR + 0.12%)	2.50	%(3)	07/22/19	500,000	500,047
MUFG Bank LTD/New York, NY (Monthly U.S. LIBOR + 0.33%)	2.72	%(3)	07/15/19	500,000	500,018
Royal Bank of Canada Yankee CD (Monthly U.S. LIBOR + 0.17%)	2.58	%(3)	07/08/19	500,000	500,000
Toronto Dominion Bank/New York, NY Yankee CD (Quarterly U.S LIBOR + 0.10%)	2.60	%(3)	09/04/19	500,000	500,161
Certificates of Deposit — continued
Toronto Dominion Bank/New York, NY Yankee CD (Quarterly U.S LIBOR + 0.21%)	2.73	%(3)	09/03/19	500,000	500,000
Westpac Banking Corp Yankee CD (Quarterly U.S. LIBOR + 0.05%)	2.50	%(3)	09/13/19	750,000	749,989
Total Certificates of Deposit (Cost $6,751,078)					6,751,078

Commercial Paper — 29.2%
Anglesea Funding	2.37%		07/01/19	1,000,000	1,000,000
Anglesea Funding	2.40%		07/02/19	500,000	499,967
Banque et Caisse d’Epargne de l’Etat	2.53%		08/20/19	250,000	249,128
Banque et Caisse d’Epargne de l’Etat	2.54%		08/28/19	250,000	248,985
Banque et Caisse d’Epargne de l’Etat	2.50%		10/18/19	250,000	248,130
Caterpillar, Inc.	2.68%		07/08/19	100,000	99,948
Caterpillar, Inc.	2.63%		07/12/19	400,000	399,690
Credit Agricole Corporate and Investment Bank/New York	2.81%		07/16/19	250,000	249,711
Credit Suisse AG/New York, NY	2.58%		01/28/20	250,000	246,293
Credit Suisse AG/New York, NY	2.90%		08/06/19	450,000	448,718
Credit Suisse AG/New York, NY	2.85%		08/19/19	250,000	249,047
Credit Suisse AG/New York, NY	2.41%		08/23/19	250,000	249,117
Credit Suisse AG/New York, NY	2.57%		11/12/19	250,000	247,646
ING US Funding, LLC	2.56%		11/04/19	420,000	416,281
JP Morgan Securities, LLC	2.43%		01/03/20	100,000	98,760
JP Morgan Securities, LLC	2.59%		01/31/20	250,000	246,225
JP Morgan Securities, LLC	2.94%		07/02/19	805,000	804,937
JP Morgan Securities, LLC	2.65%		09/05/19	250,000	248,804
JP Morgan Securities, LLC	2.56%		09/24/19	250,000	248,507
MUFG Bank LTD/New York, NY	2.37%		03/02/20	250,000	246,036
MUFG Bank LTD/New York, NY	2.56%		07/01/19	300,000	300,000

The accompanying notes are an integral part of these financial statements

2019 Semiannual Report | June 30, 2019	Page 85

Schedule of Investments
June 30, 2019 (unaudited)

Prime Money Market Fund
Security Description	Coupon/ Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)(1)
Commercial Paper — continued
Natixis SA/New York, NY	2.41%		07/09/19	500,000	499,733
Paccar Financial Corp.	2.39%		07/16/19	200,000	199,802
Prudential Financial, Inc.	2.34%		07/01/19	1,000,000	1,000,000
Royal Bank of Canada (Federal Funds + 0.28%)	2.66	%(3)	09/12/19	500,000	500,000
Santander UK PLC	2.57%		07/31/19	250,000	249,490
Santander UK PLC	2.48%		09/03/19	250,000	248,906
Total Commercial Paper (Cost $9,743,861)					9,743,861

Corporate Obligations — 16.8%
American Honda Finance Corp.	2.00%		11/13/19	500,000	498,684
Bank of Montreal	1.75%		09/11/19	285,000	284,433
Bank of Montreal (Quarterly U.S. LIBOR + 0.60%)	3.04	%(3)	09/12/19	752,000	753,551
Branch Banking & Trust (Quarterly U.S. LIBOR + 0.45%)	3.05	%(3)	07/15/19	250,000	250,500
Citibank N.A.	1.85%		09/18/19	250,000	249,587
Common Wealth Bank of Australia New York, NY	2.30%		09/12/19	250,000	249,469
IBM Corp. (Quarterly U.S. LIBOR + 0.23%)	2.81	%(3)	07/29/19	300,000	300,195
IBM Credit, LLC (Quarterly U.S. LIBOR + 0.15%)	2.62	%(3)	09/06/19	670,000	669,821
John Deere Capital Corp. (Quarterly U.S. LIBOR + 0.30%)	2.75	%(3)	09/13/19	250,000	250,404
Royal Bank of Canada (Quarterly U.S. LIBOR + 0.24%)	2.76	%(3)	08/29/19	330,000	330,064
Toyota Motor Credit Corp. (Quarterly U.S. LIBOR + 0.10%)	2.68	%(3)	07/10/19	250,000	250,119
Toyota Motor Credit Corp. (Quarterly U.S. LIBOR + 0.10%)	2.68	%(3)	07/25/19	500,000	499,996
Walt Disney Company (Quarterly U.S. LIBOR + 0.13%)	2.63	%(3)	09/04/19	250,000	250,162
Wells Fargo Bank N.A.	2.40%		07/15/19	250,000	249,445
Corporate Obligations — continued
Westpac Banking Corp. Yankee CD (Quarterly U.S. LIBOR + 0.43%)	2.90	%(3)	09/06/19	250,000	250,619
Westpac Banking Corp. Yankee CD (Quarterly U.S. LIBOR + 0.56%)	3.08	%(3)	08/19/19	250,000	250,195
Total Corporate Obligations (Cost $5,587,244)					5,587,244

Repurchase Agreements — 19.5%
INTL FCStone (Collateralized by $1,484,988 Corporate Bond, 3.15%, due 5/3/29, fair value $1,545,000)(proceeds $1,500,325), purchase date 6/28/19	2.60%		07/01/19	1,500,000	1,500,000
South Street (Collateralized by $33,905,298 various FNMAs, FHLBs, FMACs, and GNMAs, 2.111% - 5.66%, due 12/1/21 - 5/1/49, fair value $5,100,000)(proceeds $5,001,042), purchase date 6/28/19	2.50%		07/01/19	5,000,000	5,000,000
Total Repurchase Agreements (Cost $6,500,000)					6,500,000

U.S. Government and Agency Obligations — 3.0%
United States Treasury Bill	2.49%		07/18/19	500,000	499,426
United States Treasury Bill	2.46%		07/25/19	500,000	499,201
Total U.S. Government and Agency Obligations (Cost $998,627)					998,627

The accompanying notes are an integral part of these financial statements

Page 86	2019 Semiannual Report | June 30, 2019

Schedule of Investments
June 30, 2019 (unaudited)

Prime Money Market Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Money Market Registered Investment Companies — 9.6%
Fidelity Prime Institutional Money Market Portfolio, 2.39% (4)	599,161	599,400
Morgan Stanley Government Institutional Fund, 2.25% (4)	2,606,099	2,606,099
Total Money Market Registered Investment Companies (Cost $3,205,499)		3,205,499
Total Investments — 99.9% (Cost $33,279,271)		33,279,271
Other Assets less Liabilities — 0.1%		45,219
Total Net Assets — 100.0%		33,324,490

Trustee Deferred Compensation (5)
Meeder Balanced Fund	654	7,645
Meeder Dynamic Allocation Fund	1,671	18,698
Meeder Muirfield Fund	678	5,105
Meeder Conservative Allocation Fund	187	4,185
Total Trustee Deferred Compensation (Cost $31,760)		35,633

(1)

Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 - quoted prices in active markets for identical securities
●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund’s assets carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments (6)
Level 1 - Quoted Prices	$3,205,499	$—
Level 2 - Other Significant Observable Inputs	30,073,772	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$33,279,271	$—

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at June 30, 2019. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(3)

Floating rate security. Interest rates reset periodically. The reference rate and spread are indicated in the description above. The rate shown represents the rate in effect at June 30, 2019. The maturity date shown reflects the earlier of the next demand date or stated maturity date.

(4)

7-day yield as of June 30, 2019. The Fund may invest a significant portion of its assets in shares of one or more investment companies, including money market mutual funds. The Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies.

(5)	Assets of affiliates to the Prime Money Market Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(6)

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The accompanying notes are an integral part of these financial statements

2019 Semiannual Report | June 30, 2019	Page 87

Schedule of Investments
June 30, 2019 (unaudited)

Institutional Prime Money Market Fund
Security Description	Coupon/ Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)(1)
Bank Obligations — 0.1%
First Merchants Bank Deposit Account	2.25	%(2)	07/01/19	246,472	246,472
Pacific Mercantile Bank Deposit Account	2.29	%(2)	07/01/19	246,490	246,490
Total Bank Obligations (Cost $492,962)					492,962

Certificates of Deposit — 18.4%
Banco Estado Chile Yankee CD	2.75%		03/20/20	2,000,000	2,008,476
Banco Estado Chile Yankee CD	2.69%		03/27/20	3,000,000	3,011,754
Banco Estado Chile Yankee CD	2.70%		04/09/20	3,000,000	3,012,633
Banco Estado Chile Yankee CD	2.62%		07/09/19	3,000,000	3,000,198
Banco Estado Chile Yankee CD	2.78%		11/12/19	2,000,000	2,003,882
Banco Estado Chile Yankee CD	2.70%		12/09/19	3,000,000	3,006,501
Bank of Nova Scotia Yankee CD (Quarterly U.S. LIBOR + 0.26%)	2.82	%(3)	08/08/19	4,500,000	4,503,920
Bank of Nova Scotia Yankee CD (Quarterly U.S. LIBOR + 0.25%)	2.77	%(3)	08/19/19	5,000,000	5,004,540
Canadian Imperial Bank Yankee CD (Quarterly U.S. LIBOR + 0.17%)	2.57	%(3)	07/15/19	5,000,000	5,000,485
Canadian Imperial Bank Yankee CD (Quarterly U.S. LIBOR + 0.32%)	2.92	%(3)	07/05/19	1,020,000	1,020,028
Canadian Imperial Bank Yankee CD (Monthly U.S. LIBOR + 0.33%)	2.74	%(3)	07/15/19	1,000,000	1,000,423
Canadian Imperial Bank Yankee CD (Quarterly U.S. LIBOR + 0.41%)	2.80	%(3)	09/20/19	1,250,000	1,251,033
Cooperatieve Rabobank UA/NY (Monthly U.S. LIBOR + 0.14%)	2.58	%(3)	07/03/19	5,000,000	5,001,305
Cooperatieve Rabobank UA/NY (Monthly U.S. LIBOR + 0.22%)	2.61	%(3)	07/19/19	3,000,000	3,000,366
Certificates of Deposit — continued
Mizuho Bank LTD/NY (Quarterly U.S. LIBOR + 0.33%)	2.93	%(3)	07/15/19	5,000,000	5,006,195
Mizuho Bank LTD/NY (Monthly U.S. LIBOR + 0.12%)	2.50	%(3)	07/22/19	4,500,000	4,500,558
MUFG Bank LTD/New York, NY (Monthly U.S. LIBOR + 0.33%)	2.72	%(3)	07/15/19	5,000,000	5,002,165
Royal Bank of Canada Yankee CD (Monthly U.S. LIBOR + 0.17%)	2.58	%(3)	07/08/19	4,500,000	4,501,337
Toronto Dominion Bank/New York, NY Yankee CD (Quarterly U.S LIBOR + 0.10%)	2.60	%(3)	09/04/19	4,500,000	4,500,923
Toronto Dominion Bank/New York, NY Yankee CD (Quarterly U.S LIBOR + 0.21%)	2.73	%(3)	09/03/19	5,000,000	5,003,985
Wells Fargo Bank N.A. (Monthly U.S. LIBOR + 0.39%)	2.81	%(3)	07/08/19	1,000,000	1,001,445
Westpac Banking Corp Yankee CD (Quarterly U.S. LIBOR + 0.05%)	2.50	%(3)	09/13/19	7,500,000	7,500,493
Total Certificates of Deposit (Cost $78,783,780)					78,842,645

Commercial Paper — 28.4%
American Honda Finance Corp.	2.54%		07/22/19	2,000,000	1,996,846
Anglesea Funding	2.37%		07/01/19	12,000,000	11,997,576
Anglesea Funding	2.40%		07/02/19	5,000,000	4,998,655
Banque et Caisse d’Epargne de l’Etat	2.53%		08/20/19	2,000,000	1,993,122
Banque et Caisse d’Epargne de l’Etat	2.54%		08/28/19	3,000,000	2,988,264
Banque et Caisse d’Epargne de l’Etat	2.50%		10/18/19	2,000,000	1,985,844
BNP Paribas	2.62%		09/09/19	1,000,000	995,275
Caterpillar, Inc.	2.63%		07/09/19	4,000,000	3,996,884
Caterpillar, Inc.	2.63%		07/12/19	4,350,000	4,345,676
Credit Agricole Corporate and Investment Bank/New York	2.81%		07/16/19	3,000,000	2,996,490
Credit Suisse AG/New York, NY	2.58%		01/28/20	1,000,000	985,852

The accompanying notes are an integral part of these financial statements

Page 88	2019 Semiannual Report | June 30, 2019

Schedule of Investments
June 30, 2019 (unaudited)

Institutional Prime Money Market Fund
Security Description	Coupon/ Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)(1)
Commercial Paper — continued
Credit Suisse AG/New York, NY	2.53%		07/02/19	4,300,000	4,298,843
Credit Suisse AG/New York, NY	2.90%		08/06/19	5,000,000	4,987,380
Credit Suisse AG/New York, NY	2.86%		08/16/19	2,589,000	2,580,790
Credit Suisse AG/New York, NY	2.85%		08/19/19	2,000,000	1,993,268
Credit Suisse AG/New York, NY	2.57%		11/12/19	1,000,000	990,996
JP Morgan Securities, LLC	2.59%		01/31/20	1,000,000	986,829
JP Morgan Securities, LLC	2.94%		07/02/19	5,000,000	4,998,690
JP Morgan Securities, LLC	3.07%		08/02/19	2,000,000	1,995,416
JP Morgan Securities, LLC	2.65%		09/05/19	5,000,000	4,977,500
JP Morgan Securities, LLC	2.56%		09/24/19	3,000,000	2,982,966
JP Morgan Securities, LLC	2.64%		11/05/19	1,000,000	991,756
JP Morgan Securities, LLC	2.69%		11/26/19	3,000,000	2,971,437
JP Morgan Securities, LLC	2.57%		12/02/19	2,000,000	1,980,200
MUFG Bank LTD/New York, NY	2.37%		03/02/20	1,000,000	984,948
MUFG Bank LTD/New York, NY	2.61%		10/01/19	2,000,000	1,987,634
Natixis SA/New York, NY	2.55%		07/01/19	2,500,000	2,499,503
Natixis SA/New York, NY	2.41%		07/09/19	4,500,000	4,496,733
Paccar Financial Corp.	2.39%		07/16/19	2,000,000	1,997,624
Prudential Financial, Inc.	2.34%		07/01/19	19,000,000	18,996,276
Royal Bank of Canada (Federal Funds + 0.28%)	2.66	%(3)	09/12/19	5,000,000	4,999,980
Santander UK PLC	2.57%		07/31/19	5,000,000	4,989,285
Santander UK PLC	2.48%		09/03/19	2,000,000	1,991,358
Santander UK PLC	2.53%		11/01/19	2,000,000	1,984,614
Total Commercial Paper (Cost $120,937,078)					120,944,510

Corporate Obligations — 20.7%
American Honda Finance Corp.	2.00%		11/13/19	3,225,000	3,220,778
Bank of Montreal	1.75%		09/11/19	4,000,000	3,995,500
Bank of Montreal (Quarterly U.S. LIBOR + 0.60%)	3.04	%(3)	09/12/19	5,000,000	5,012,360
Bank of Montreal	2.10%		12/12/19	5,000,000	4,994,170
Bank of New York	2.15%		08/24/19	1,435,000	1,433,414
Branch Banking & Trust (Quarterly U.S. LIBOR + 0.45%)	3.05	%(3)	07/15/19	2,850,000	2,855,695
Caterpillar, Inc. (Quarterly U.S. LIBOR + 0.18%)	2.70	%(3)	08/15/19	1,813,000	1,814,976
Citibank N.A.	1.85%		09/18/19	2,750,000	2,747,195
Common Wealth Bank of Australia New York, NY	2.30%		09/12/19	1,500,000	1,499,622
IBM Corp. (Quarterly U.S. LIBOR + 0.23%)	2.81	%(3)	07/29/19	4,000,000	4,004,220
IBM Credit, LLC (Quarterly U.S. LIBOR + 0.15%)	2.62	%(3)	09/06/19	3,000,000	3,001,389
John Deere Capital Corp. (Quarterly U.S. LIBOR + 0.18%)	2.77	%(3)	07/08/19	2,460,000	2,461,906
John Deere Capital Corp. (Quarterly U.S. LIBOR + 0.30%)	2.75	%(3)	09/13/19	1,210,000	1,211,956
John Deere Capital Corp. (Quarterly U.S. LIBOR + 0.42%)	3.00	%(3)	07/10/19	1,682,000	1,688,564
PNC Bank N.A.	2.40%		10/18/19	1,005,000	1,005,026
Royal Bank of Canada (Quarterly U.S. LIBOR + 0.38%)	2.90	%(3)	09/03/19	2,885,000	2,891,387
Royal Bank of Canada (Quarterly U.S. LIBOR + 0.24%)	2.76	%(3)	08/29/19	3,000,000	3,001,290
Royal Bank of Canada	2.13%		09/02/19	5,000,000	4,994,725
Toyota Motor Credit Corp. (Quarterly U.S. LIBOR + 0.10%)	2.68	%(3)	07/10/19	4,750,000	4,750,955
Toyota Motor Credit Corp. (Quarterly U.S. LIBOR + 0.10%)	2.68	%(3)	07/25/19	3,500,000	3,500,564
Toyota Motor Credit Corp. (Quarterly U.S. LIBOR + 0.14%)	2.67	%(3)	08/14/19	1,000,000	1,000,336
U.S. Bank N.A. Cincinnati	2.13%		10/28/19	3,385,000	3,383,064

The accompanying notes are an integral part of these financial statements

2019 Semiannual Report | June 30, 2019	Page 89

Schedule of Investments
June 30, 2019 (unaudited)

Institutional Prime Money Market Fund
Security Description	Coupon/ Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)(1)
Corporate Obligations — continued
Walt Disney Company (Quarterly U.S. LIBOR + 0.13%)	2.63	%(3)	09/04/19	7,713,000	7,718,600
Wells Fargo Bank N.A. (Quarterly U.S. LIBOR + 0.23%)	2.83	%(3)	07/15/19	1,000,000	1,000,904
Wells Fargo Bank N.A.	2.40%		07/15/19	1,375,000	1,375,410
Westpac Banking Corp. (Quarterly U.S. LIBOR + 0.04%)	2.58	%(3)	08/13/19	5,000,000	5,000,280
Westpac Banking Corp. (Quarterly U.S. LIBOR + 0.43%)	2.90	%(3)	09/06/19	2,556,000	2,563,037
Westpac Banking Corp. (Quarterly U.S. LIBOR + 0.56%)	3.08	%(3)	08/19/19	4,750,000	4,754,047
Westpac Banking Corp.	2.15%		09/06/19	1,564,000	1,562,795
Total Corporate Obligations (Cost $88,383,219)					88,444,165

Repurchase Agreements — 23.4%
Guggenheim Securities (Collateralized by $20,329,000 FNMA, 4.50%, due 6/1/48, fair value $20,408,163) (proceeds $20,004,000), purchase date 6/28/19	2.40%		07/01/19	20,000,000	20,000,000
INTL FCStone (Collateralized by $77,660,139 various Corporate Bonds, FNMAs, and GNMAs, 0.486% - 6.50%, due 8/8/19 - 2/16/54, fair value $20,558,782)(proceeds $20,004,333), purchase date 6/28/19	2.60%		07/01/19	20,000,000	20,000,000
Repurchase Agreements — continued
South Street (Collateralized by $135,621,194 various FNMAs, FHLBs, FMACs, and GNMAs, 2.111% - 5.66%, due 12/1/21 - 5/1/49, fair value $20,400,000)(proceeds $20,004,167), purchase date 6/28/19	2.50%		07/01/19	20,000,000	20,000,000
South Street (Collateralized by $303,506,103 various FNMAs, FHLBs, FMACs, and GNMAs, 2.168% - 5.50%, due 9/11/20 - 6/15/59, fair value $40,800,000)(proceeds $40,008,167), purchase date 6/28/19	2.45%		07/01/19	40,000,000	40,000,000
Total Repurchase Agreements (Cost $100,000,000)					100,000,000

U.S. Government and Agency Obligations — 4.1%
United States Treasury Bill	2.49%		07/18/19	5,500,000	5,494,808
United States Treasury Bill	2.46%		07/25/19	5,000,000	4,993,520
United States Treasury Bill	2.52%		09/05/19	2,000,000	1,992,400
United States Treasury Bill	2.42%		08/15/19	5,000,000	4,987,010
Total U.S. Government and Agency Obligations (Cost $17,461,909)					17,467,738

The accompanying notes are an integral part of these financial statements

Page 90	2019 Semiannual Report | June 30, 2019

Schedule of Investments
June 30, 2019 (unaudited)

Prime Money Market Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Money Market Registered Investment Companies — 5.0%
Fidelity Prime Institutional Money Market Portfolio, 2.39% (4)	5,095,962	5,098,000
Morgan Stanley Government Institutional Fund, 2.25% (4)	16,265,017	16,265,017
Total Money Market Registered Investment Companies (Cost $21,363,017)		21,363,017
Total Investments — 100.0% (Cost $427,421,965)		427,555,037
Liabilities less Other Assets — (0.0%)		(29,215)
Total Net Assets — 100.0%		427,525,822

Trustee Deferred Compensation (5)
Meeder Balanced Fund	38	444
Meeder Dynamic Allocation Fund	87	974
Meeder Muirfield Fund	112	843
Meeder Conservative Allocation Fund	12	269
Total Trustee Deferred Compensation (Cost $2,546)		2,530

(1)

Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 - quoted prices in active markets for identical securities
●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund’s assets carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments (6)
Level 1 - Quoted Prices	$21,363,017	$—
Level 2 - Other Significant Observable Inputs	406,192,020	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$427,555,037	$—

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at June 30, 2019. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(3)

Floating rate security. Interest rates reset periodically. The reference rate and spread are indicated in the description above. The rate shown represents the rate in effect at June 30, 2019. The maturity date shown reflects the earlier of the next demand date or stated maturity date.

(4)

7-day yield as of June 30, 2019. The Fund may invest a significant portion of its assets in shares of one or more investment companies, including money market mutual funds. The Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies.

(5)	Assets of affiliates to the Institutional Prime Money Market Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(6)

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The accompanying notes are an integral part of these financial statements

2019 Semiannual Report | June 30, 2019	Page 91

Statements of Assets & Liabilities June 30, 2019 (unaudited)
	Muirfield Fund	Spectrum Fund	Global Allocation Fund
Assets
Investments, at fair value (1)(2)	$487,424,742	$194,538,383	$34,344,354
Repurchase agreements, at fair value (1)	—	—	—
Investments in affiliates, at fair value (1)	173,426,036	5,928,058	21,500,067
Trustee deferred compensation investments, at fair value	209,857	24,226	91,856
Deposits at broker for futures contracts (3)	14,338,765	6,251,269	2,399,440
Cash held at broker for collateral on securities sold short	—	70,853,307	—
Receivable for securities sold	8,870,301	2,710,256	476,477
Receivable for capital stock issued	261,029	68,250	5,424
Receivable from investment advisor	—	—	—
Interest and dividend receivable	787,429	238,941	78,861
Receivable from securities lending agent (See Note #5)	15	22	—
Prepaid expenses/other assets	71,214	136,940	28,256
Total Assets	685,389,388	280,749,652	58,924,735

Liabilities
Securities sold short at fair value (proceeds $68,489,146)	—	69,273,555	—
Payable for securities purchased	8,706,875	2,683,527	478,250
Payable for collateral on securities loaned	7,150	33,873	—
Payable for Trustee Deferred Compensation Plan	209,857	24,226	91,856
Payable for capital stock redeemed	522,416	88,027	43,674
Dividends payable	14,187	—	26
Dividend expense payable on short positions	—	128,514	—
Payable to investment advisor	337,793	121,219	34,006
Accrued distribution plan (12b-1) and shareholder service plan fees	312,789	66,692	8,242
Accrued transfer agent, fund accounting, CCO, and administrative fees	115,721	39,234	14,470
Accrued trustee fees	6,768	2,128	895
Other accrued liabilities	39,107	26,091	19,313
Total Liabilities	10,272,663	72,487,086	690,732

Net Assets	$675,116,725	$208,262,566	$58,234,003

Net Assets
Capital	$641,687,204	$192,100,158	$55,343,202
Distributable Earnings (Accumulated Deficit)	33,429,521	16,162,408	2,890,801
Total Net Assets	$675,116,725	$208,262,566	$58,234,003

Net Asset Value Per Share
Retail Class
Net Assets	$187,223,620	$52,251,991	$12,958,047
Shares Outstanding	24,864,434	4,556,397	1,201,640
Net Asset Value, Offering and Redemption Price Per Share	$7.53	$11.47	$10.78

Adviser Class
Net Assets	$64,056,977	$15,398,683	$1,740,579
Shares Outstanding	8,454,733	1,335,189	161,132
Net Asset Value, Offering and Redemption Price Per Share	$7.58	$11.53	$10.80

Institutional Class
Net Assets	$423,836,128	$140,611,892	$43,535,377
Shares Outstanding	55,914,893	12,162,001	4,026,971
Net Asset Value, Offering and Redemption Price Per Share	$7.58	$11.56	$10.81

Net Asset Value Per Share - Money Market Funds
Net Assets
Shares Outstanding
Net Asset Value, Offering and Redemption Price Per Share

(1) Investments and affiliated investments at cost	$603,213,175	$175,753,880	$52,434,032
(2) Fair value of securities loaned included in investments at fair value (See Note #2, Note #3, and Note #5)	$6,660	$36,318	$—
(3) Required margin held as collateral for futures contracts	$8,413,350	$4,291,550	$1,189,700

The accompanying notes are an integral part of these financial statements

Page 92	2019 Semiannual Report | June 30, 2019

Balanced Fund	Moderate Allocation Fund	Conservative Allocation Fund	Dynamic Allocation Fund	Quantex Fund	Total Return Bond Fund	Prime Money Market Fund	Institutional Prime Money Market Fund

$317,106,073	$149,693,843	$129,152,414	$147,022,517	$68,649,090	$66,630,073	$26,779,271	$327,555,037
—	—	—	—	—	—	6,500,000	100,000,000
77,239,834	27,815,437	11,799,761	45,874,530	727,941	2,154,464	—	—
136,768	14,744	56,187	180,938	53,571	59,444	35,633	2,530
6,421,997	2,385,833	1,105,881	5,094,545	284,262	—	—	—
—	—	—	—	—	—	—	—
3,696,909	1,150,738	568,367	2,647,830	10,611	—	—	—
190,243	113,727	93,357	36,650	8,674	36,032	—	—
—	—	—	—	—	—	5,297	31,535
622,627	324,988	287,060	207,737	88,947	139,328	49,404	689,581
—	—	—	—	736	—	—	—
45,471	44,316	37,356	35,440	25,161	33,401	13,369	17,964
405,459,922	181,543,626	143,100,383	201,100,187	69,848,993	69,052,742	33,382,974	428,296,647

—	—	—	—	—	—	—	—
3,687,991	1,153,232	571,976	2,573,657	—	—	—	—
—	—	—	—	656,730	—	—	—
136,768	14,744	56,187	180,938	53,571	59,444	35,633	2,530
351,888	139,231	135,161	158,531	81,406	34,290	—	—
6,252	4,354	3,631	1,271	16,993	1,134	659	715,165
—	—	—	—	—	—	—	—
211,946	84,500	55,919	100,131	39,976	15,735	—	—
146,949	56,017	33,781	64,563	40,135	18,581	6,236	7,748
70,990	34,699	28,615	37,473	16,214	14,265	8,476	56,229
4,015	1,888	1,558	1,919	1,053	901	268	327
31,049	22,226	21,156	21,108	21,392	20,102	7,212	17,326
4,647,848	1,510,891	907,984	3,139,591	927,470	164,452	58,484	799,325

$400,812,074	$180,032,735	$142,192,399	$197,960,596	$68,921,523	$68,888,290	$33,324,490	$427,497,322

$385,030,430	$176,512,290	$141,071,973	$180,121,064	$65,890,364	$79,165,458	$33,324,489	$427,368,398
15,781,644	3,520,445	1,120,426	17,839,532	3,031,159	(10,277,168)	1	128,924
$400,812,074	$180,032,735	$142,192,399	$197,960,596	$68,921,523	$68,888,290	$33,324,490	$427,497,322

$94,901,317	$34,576,814	$32,129,879	$42,672,326	$31,244,924	$14,672,503
8,121,288	3,025,287	1,435,830	3,814,322	873,438	1,555,273
$11.69	$11.43	$22.38	$11.19	$35.77	$9.43

$20,370,320	$10,278,673	$6,822,014	$12,907,854	$1,060,738	$4,091,739
1,731,943	897,716	301,152	1,149,727	29,585	433,090
$11.76	$11.45	$22.65	$11.23	$35.85	$9.45

$285,540,437	$135,177,248	$103,240,506	$142,380,416	$36,615,861	$50,124,048
24,277,407	11,783,146	4,547,509	12,686,509	1,020,095	5,306,024
$11.76	$11.47	$22.70	$11.22	$35.89	$9.45

						$33,324,490	$427,497,322
						33,324,490	427,383,365
						$1.00	$1.0003

$367,662,216	$169,638,940	$136,082,819	$175,757,553	$63,059,000	$66,845,942	$33,279,271	$427,421,965
$—	$—	$—	$—	$641,484	$—	$—	$—
$3,879,000	$1,402,400	$630,300	$2,464,900	$68,000	$—	$—	$—

The accompanying notes are an integral part of these financial statements

2019 Semiannual Report | June 30, 2019	Page 93

Statements of Operations For the Six Months Ended June 30, 2019 (unaudited)
	Muirfield Fund	Spectrum Fund	Global Allocation Fund
Investment Income
Interest	$11,633	$—	$17,081
Income from affiliates	2,581,934	139,832	272,668
Dividends	4,446,153	2,017,341	414,812
Total Investment Income	7,039,720	2,157,173	704,561

Fund Expenses
Investment advisor	2,113,352	739,096	213,587
Transfer agent - Retail Class	118,500	30,527	7,941
Transfer agent - Adviser Class	38,921	8,974	984
Transfer agent - Institutional Class	237,975	79,051	25,249
Transfer agent - Money Market Funds
Fund accounting	51,298	28,227	20,076
Administrative	268,556	83,994	27,741
Trustee	13,512	4,221	1,420
Audit	8,675	8,948	8,666
Legal	2,610	2,611	2,609
Custody	25,951	8,857	3,384
Printing	10,367	3,132	864
Distribution plan (12b-1) - Retail Class (1)	197,501	63,598	16,543
Distribution plan (12b-1) - Money Market Funds
Shareholder service plan - Retail Class	197,501	50,878	13,234
Shareholder service plan - Adviser Class	81,085	18,696	2,050
Shareholder service plan - Institutional Class	117,115	41,959	859
Postage	13,547	7,589	1,000
Registration and filing	50,688	34,342	24,066
Insurance	17,678	5,712	2,036
Chief Compliance Officer	3,381	3,381	3,381
Dividend expense on securities sold short	—	101,986	—
Other	14,334	11,262	9,900
Total Expenses Before Reductions	3,582,547	1,337,041	385,590

Expenses voluntarily reimbursed/waived by investment advisor (See Note #5)	—	—	—
Expenses contractually reimbursed/waived by investment advisor (See Note #5)	—	—	—
Securities lending credit (See Note #5)	(5,175)	(636)	(7,326)
Transfer agent expenses voluntarily waived (See Note #5)	—	—	—

Net Expenses	3,577,372	1,336,405	378,264

Net Investment Income (Loss)	3,462,348	820,768	326,297

Net Realized and Unrealized Gain (Loss) from Investments
Net realized gains (losses) from unaffiliated investments	(1,074,785)	90,851	304,634
Net realized gains (losses) from affiliated investments	6,875	1,756	836
Net realized gains (losses) from closed short positions	—	(2,500,409)	—
Net realized gains (losses) from futures contracts	(27,227,788)	(6,268,102)	(1,028,124)
Net Realized Gains (Losses) from Investment Transactions, Futures Contracts, and Distributions of Long-term Realized Gains by Other Investment Companies	(28,295,698)	(8,675,904)	(722,654)

Net change in unrealized appreciation (depreciation) of unaffiliated investments	61,169,033	26,564,848	3,558,127
Net change in unrealized appreciation (depreciation) of affiliated investments	70,751	1,640	8,088
Net change in unrealized appreciation (depreciation) of short positions	—	(8,466,079)	—
Net change in unrealized appreciation (depreciation) of futures contracts	(2,251,769)	140,861	163,133
Net Change in Unrealized Appreciation (Depreciation) of Investment Transactions and Futures Contracts	58,988,015	18,241,270	3,729,348

Net Realized and Unrealized Gain (Loss) from Investments	30,692,317	9,565,366	3,006,694

Net Change in Net Assets Resulting from Operations	$34,154,665	$10,386,134	$3,332,991

(1)	Only the Retail Class of shares has adopted a Rule 12b-1 Plan. See #5 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements

Page 94	2019 Semiannual Report | June 30, 2019

Balanced Fund	Moderate Allocation Fund	Conservative Allocation Fund	Dynamic Allocation Fund	Quantex Fund	Total Return Bond Fund	Prime Money Market Fund	Institutional Prime Money Market Fund

$146,297	$106,877	$112,966	$11,828	$10,429	$105,082	$477,094	$6,121,176
1,002,668	368,090	166,768	508,119	18,967	28,804	—	—
3,959,255	2,185,086	2,094,149	1,549,888	699,538	999,385	—	—
5,108,220	2,660,053	2,373,883	2,069,835	728,934	1,133,271	477,094	6,121,176

1,280,257	514,233	342,456	713,234	262,971	134,052	72,815	659,320
54,969	19,954	18,749	25,464	18,994	5,776
11,971	5,946	3,871	7,372	609	1,520
159,358	76,947	59,569	81,281	22,472	19,515
						14,563	187,179
37,206	26,918	25,197	27,858	21,393	21,083	18,022	41,745
155,824	73,523	59,752	81,037	33,009	31,769	18,204	192,139
7,804	3,729	3,018	4,095	1,617	1,630	563	546
8,156	8,136	8,148	8,986	8,666	7,383	7,032	7,035
2,609	2,611	2,609	2,474	2,609	2,608	2,595	2,608
14,694	6,965	5,375	7,980	4,033	3,660	1,492	14,784
5,930	2,754	2,175	2,971	1,058	923	631	6,553
114,519	41,571	39,061	53,050	31,657	18,050
						2	2
91,615	33,257	26,166	42,440	27,052	14,440
24,939	12,387	8,065	15,359	1,269	4,750
92,076	40,891	33,511	12,967	1,933	12,900
8,919	4,692	4,590	5,538	2,055	1,551	872	2,812
35,940	34,031	31,590	31,980	24,918	25,833	11,638	8,932
11,454	5,365	5,066	4,246	2,083	273	1,397	13,267
3,381	3,381	3,381	3,381	3,381	3,381	3,381	3,381
—	—	—	—	—	—	—	—
11,962	10,505	10,267	11,114	10,863	10,907	15,582	18,053
2,133,583	927,796	692,616	1,142,827	482,642	322,004	168,789	1,158,356

—	—	—	—	—	—	(93,647)	(820,799)
—	—	—	(95,098)	—	(36,864)	—	—
(50,863)	(37,904)	(42,968)	(19,495)	(4,309)	—	—	—
—	—	—	—	—	—	(3,641)	(46,794)

2,082,720	889,892	649,648	1,028,234	478,333	285,140	71,501	290,763

3,025,500	1,770,161	1,724,235	1,041,601	250,601	848,131	405,593	5,830,413

548,090	428,671	444,488	1,484,939	3,255,177	176,905	—	(925)
1,490	992	418	47	255	396	—	—
—	—	—	—	—	—	—	—
(10,529,107)	(2,920,064)	(1,412,975)	4,049,193	(183,529)	—	—	—
(9,979,527)	(2,490,401)	(968,069)	5,534,179	3,071,903	177,301	—	(925)

29,893,117	11,290,343	8,140,628	17,577,641	3,246,982	2,814,796	—	187,713
29,670	10,401	4,635	16,064	181	523	—	—
—	—	—	—	—	—	—	—
(693,397)	(92,642)	(77,693)	1,472,597	548,180	—	—	—
29,229,390	11,208,102	8,067,570	19,066,302	3,795,343	2,815,319	—	187,713

19,249,863	8,717,701	7,099,501	24,600,481	6,867,246	2,992,620	—	186,788

$22,275,363	$10,487,862	$8,823,736	$25,642,082	$7,117,847	$3,840,751	$405,593	$6,017,201

The accompanying notes are an integral part of these financial statements

2019 Semiannual Report | June 30, 2019	Page 95

Statements of Changes in Net Assets For the Six Months Ended June 30, 2019 (unaudited) and the Year Ended December 31, 2018
	Muirfield Fund		Spectrum Fund
	2019	2018	2019	2018
Operations
Net investment income (loss)	$3,462,348	$4,316,352	$820,768	$939,831
Net realized gain (loss) from investment transactions, futures contracts, and distributions of long-term realized gains by other investment companies	(28,295,698)	11,690,038	(8,675,904)	1,515,878
Net change in unrealized appreciation (depreciation) of investment transactions and futures contracts	58,988,015	(40,476,681)	18,241,270	(9,652,387)
Net change in net assets resulting from operations	34,154,665	(24,470,291)	10,386,134	(7,196,678)

Distributions to Shareholders
Retail Class	(248,360)	(3,029,797)	—	(634,850)
Adviser Class	(126,912)	(976,171)	—	(205,754)
Institutional Class	(1,115,536)	(5,553,367)	—	(1,832,352)
Net change in net assets resulting from distributions	(1,490,808)	(9,559,335)	—	(2,672,956)

Capital Transactions:
Issued	136,020,894	377,780,674	36,741,787	93,858,412
Reinvested	1,476,595	9,280,425	—	2,661,072
Redeemed	(106,053,717)	(219,984,539)	(21,599,764)	(58,789,698)
Net change in net assets resulting from capital transactions	31,443,772	167,076,560	15,142,023	37,729,786

Total Change in Net Assets	64,107,629	133,046,934	25,528,157	27,860,152

Net Assets - Beginning of Year	611,009,096	477,962,162	182,734,409	154,874,257

Net Assets - End of Year	$675,116,725	$611,009,096	$208,262,566	$182,734,409

Share Transactions:
Issued	18,490,769	49,143,680	3,276,892	7,993,833
Reinvested	195,017	1,258,674	—	239,817
Redeemed	(14,428,121)	(28,720,467)	(1,923,510)	(4,982,155)
Net change in shares	4,257,665	21,681,887	1,353,382	3,251,495

The accompanying notes are an integral part of these financial statements

Page 96	2019 Semiannual Report | June 30, 2019

Global Allocation Fund		Balanced Fund		Moderate Allocation Fund		Conservative Allocation Fund
2019	2018	2019	2018	2019	2018	2019	2018

$326,297	$566,652	$3,025,500	$4,533,093	$1,770,161	$2,641,783	$1,724,235	$2,852,290
(722,654)	1,115,237	(9,979,527)	277,369	(2,490,401)	(2,620,849)	(968,069)	(3,518,554)
3,729,348	(5,954,021)	29,229,390	(16,515,908)	11,208,102	(4,883,381)	8,067,570	(3,132,054)
3,332,991	(4,272,132)	22,275,363	(11,705,446)	10,487,862	(4,862,447)	8,823,736	(3,798,318)

(36,644)	(694,187)	(404,352)	(1,273,976)	(210,600)	(1,589,145)	(258,092)	(1,147,450)
(6,340)	(80,880)	(104,835)	(307,223)	(71,766)	(435,680)	(59,467)	(226,427)
(200,423)	(2,231,829)	(1,672,474)	(4,102,139)	(1,051,387)	(5,395,120)	(999,843)	(3,425,952)
(243,407)	(3,006,896)	(2,181,661)	(5,683,338)	(1,333,753)	(7,419,945)	(1,317,402)	(4,799,829)

4,383,452	39,142,473	69,507,467	245,111,176	26,430,465	179,582,098	21,099,684	146,267,121
243,206	3,001,909	2,170,969	5,665,161	1,326,075	7,391,639	1,311,048	4,785,255
(7,891,944)	(50,393,875)	(39,768,868)	(163,418,052)	(18,740,484)	(78,947,761)	(17,005,554)	(38,139,031)
(3,265,286)	(8,249,493)	31,909,568	87,358,285	9,016,056	108,025,976	5,405,178	112,913,345

(175,702)	(15,528,521)	52,003,270	69,969,501	18,170,165	95,743,584	12,911,512	104,315,198

58,409,705	73,938,226	348,808,804	278,839,303	161,862,570	66,118,986	129,280,887	24,965,689

$58,234,003	$58,409,705	$400,812,074	$348,808,804	$180,032,735	$161,862,570	$142,192,399	$129,280,887

417,410	3,354,047	6,089,230	20,814,984	2,370,943	15,299,240	958,330	6,417,751
22,690	286,815	186,296	496,215	116,730	665,473	58,468	218,857
(756,033)	(4,341,745)	(3,471,552)	(13,914,576)	(1,677,317)	(6,735,567)	(769,460)	(1,699,479)
(315,933)	(700,883)	2,803,974	7,396,623	810,356	9,229,146	247,338	4,937,129

The accompanying notes are an integral part of these financial statements

2019 Semiannual Report | June 30, 2019	Page 97

Statements of Changes in Net Assets For the Six Months Ended June 30, 2019 (unaudited) and the Year Ended December 31, 2018
	Dynamic Allocation Fund		Quantex Fund
	2019	2018	2019	2018
Operations
Net investment income (loss)	$1,041,601	$1,397,609	$250,601	$200,832
Net realized gain (loss) from investment transactions, futures contracts, and distributions of long-term realized gains by other investment companies	5,534,179	(2,670,698)	3,071,903	7,943,066
Net change in unrealized appreciation (depreciation) of investment transactions and futures contracts	19,066,302	(16,036,140)	3,795,343	(16,873,003)
Net change in net assets resulting from operations	25,642,082	(17,309,229)	7,117,847	(8,729,105)

Distributions to Shareholders
Retail Class	(115,925)	(521,444)	(26,230)	—
Adviser Class	(45,673)	(154,361)	(1,182)	(104)
Institutional Class	(632,831)	(1,746,253)	(50,978)	(66,917)
Money Market Funds
Net change in net assets resulting from distributions	(794,429)	(2,422,058)	(78,390)	(67,021)

Capital Transactions:
Issued	19,911,123	113,204,066	7,321,119	47,785,941
Reinvested	792,263	2,415,959	61,404	42,224
Redeemed	(21,485,510)	(52,891,314)	(10,156,855)	(69,140,186)
Net change in net assets resulting from capital transactions	(782,124)	62,728,711	(2,774,332)	(21,312,021)

Total Change in Net Assets	24,065,529	42,997,424	4,265,125	(30,108,147)

Net Assets - Beginning of Year	173,895,067	130,897,643	64,656,398	94,764,545

Net Assets - End of Year	$197,960,596	$173,895,067	$68,921,523	$64,656,398

Share Transactions:
Issued	1,857,990	10,226,217	199,789	1,293,841
Reinvested	71,317	234,222	1,713	1,112
Redeemed	(2,000,588)	(4,794,911)	(282,725)	(1,868,379)
Net change in shares	(71,281)	5,665,528	(81,223)	(573,426)

The accompanying notes are an integral part of these financial statements

Page 98	2019 Semiannual Report | June 30, 2019

Total Return Bond Fund		Prime Money Market Fund		Institutional Prime Money Market Fund
2019	2018	2019	2018	2019	2018

$848,131	$1,639,459	$405,593	$560,559	$5,830,413	$7,187,753
177,301	(1,930,052)	—	—	(925)	(1,999)
2,815,319	(1,036,232)	—	—	187,713	5,465
3,840,751	(1,326,825)	405,593	560,559	6,017,201	7,191,219

(164,847)	(370,637)
(46,718)	(69,633)
(639,332)	(1,132,401)
		(405,592)	(560,559)	(5,830,414)	(7,187,755)
(850,897)	(1,572,671)	(405,592)	(560,559)	(5,830,414)	(7,187,755)

9,653,234	30,712,205	11,997,644	36,584,300	172,006,620	655,634,899
845,624	1,565,286	371,477	520,240	600,056	770,570
(11,539,547)	(150,994,621)	(19,925,446)	(31,434,432)	(216,898,649)	(481,353,876)
(1,040,689)	(118,717,130)	(7,556,325)	5,670,108	(44,291,973)	175,051,593

1,949,165	(121,616,626)	(7,556,324)	5,670,108	(44,105,186)	175,055,057

66,939,125	188,555,751	40,880,814	35,210,706	471,602,508	296,547,451

$68,888,290	$66,939,125	$33,324,490	$40,880,814	$427,497,322	$471,602,508

1,048,879	3,353,494	11,997,645	36,584,300	171,989,337	655,689,013
91,212	172,277	371,477	520,240	599,965	770,617
(1,254,553)	(16,229,362)	(19,925,446)	(31,434,432)	(216,877,239)	(481,379,810)
(114,462)	(12,703,591)	(7,556,324)	5,670,108	(44,287,937)	175,079,820

The accompanying notes are an integral part of these financial statements

2019 Semiannual Report | June 30, 2019	Page 99

Financial Highlights For a Share Outstanding Through the Six Months Ended June 30, 2019 (unaudited) and Each Fiscal Period Ended December 31,
		Income from Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (5)	Net gains (losses) on securities and futures (both realized and unrealized)	Total from Investment Operations	From Net Investment Income	From Net Capital Gains	From Return of Capital	Total Distributions
Muirfield Fund - Retail Class (1)(2)(3)(4)
2019	$7.16	0.03	0.35	0.38	(0.01)	0.00	0.00	(0.01)
2018	$7.54	0.04	(0.31)	(0.27)	(0.04)	(0.07)	0.00	(0.11)
2017	$6.79	0.04	1.34	1.38	(0.04)	(0.59)	0.00	(0.63)
2016	$6.47	0.05	0.32	0.37	(0.05)	0.00	0.00	(0.05)
2015	$7.03	0.02	(0.41)	(0.39)	(0.02)	(0.15)	0.00	(0.17)
2014	$6.95	0.01	0.81	0.82	(0.18)	(0.56)	0.00	(0.74)
Muirfield Fund - Adviser Class (1)(2)(3)(4)
2019	$7.20	0.04	0.36	0.40	(0.02)	0.00	0.00	(0.02)
2018	$7.57	0.06	(0.31)	(0.25)	(0.05)	(0.07)	0.00	(0.12)
2017	$6.80	0.05	1.34	1.39	(0.03)	(0.59)	0.00	(0.62)
2016 (9)	$6.51	0.01	0.29	0.30	(0.01)	0.00	0.00	(0.01)
Muirfield Fund - Institutional Class (1)(2)(3)(4)
2019	$7.21	0.04	0.35	0.39	(0.02)	0.00	0.00	(0.02)
2018	$7.57	0.08	(0.31)	(0.23)	(0.06)	(0.07)	0.00	(0.13)
2017	$6.80	0.07	1.33	1.40	(0.04)	(0.59)	0.00	(0.63)
2016 (9)	$6.51	0.02	0.29	0.31	(0.02)	0.00	0.00	(0.02)
Spectrum Fund - Retail Class (1)(2)(3)(4)
2019	$10.89	0.03	0.55	0.58	0.00	0.00	0.00	0.00
2018	$11.48	0.03	(0.49)	(0.46)	0.00	(0.13)	0.00	(0.13)
2017	$10.28	(0.01)	1.99	1.98	0.00	(0.78)	0.00	(0.78)
2016	$9.73	0.02	0.66	0.68	(0.02)	(0.11)	0.00	(0.13)
2015 (6)	$10.00	(0.04)	(0.08)	(0.12)	0.00	(0.13)	(0.02)	(0.15)
Spectrum Fund - Adviser Class (1)(2)(3)(4)
2019	$10.95	0.04	0.54	0.58	0.00	0.00	0.00	0.00
2018	$11.53	0.06	(0.48)	(0.42)	(0.03)	(0.13)	0.00	(0.16)
2017	$10.29	0.02	2.00	2.02	0.00	(0.78)	0.00	(0.78)
2016 (9)	$9.97	0.02	0.43	0.45	(0.02)	(0.11)	0.00	(0.13)
Spectrum Fund - Institutional Class (1)(2)(3)(4)
2019	$10.96	0.05	0.55	0.60	0.00	0.00	0.00	0.00
2018	$11.54	0.08	(0.49)	(0.41)	(0.04)	(0.13)	0.00	(0.17)
2017	$10.29	0.05	1.98	2.03	0.00	(0.78)	0.00	(0.78)
2016 (9)	$9.97	0.02	0.43	0.45	(0.02)	(0.11)	0.00	(0.13)
Global Allocation Fund - Retail Class (1)(2)(3)(4)
2019	$10.22	0.04	0.55	0.59	(0.03)	0.00	0.00	(0.03)
2018	$11.53	0.05	(0.85)	(0.80)	(0.06)	(0.45)	0.00	(0.51)
2017	$9.56	0.04	2.09	2.13	(0.03)	(0.13)	0.00	(0.16)
2016	$9.34	0.09	0.24	0.33	(0.11)	0.00	0.00	(0.11)
2015	$10.38	0.04	(0.79)	(0.75)	(0.04)	(0.25)	0.00	(0.29)
2014	$11.36	0.06	0.58	0.64	(0.16)	(1.46)	0.00	(1.62)
Global Allocation Fund - Adviser Class (1)(2)(3)(4)
2019	$10.24	0.05	0.55	0.60	(0.04)	0.00	0.00	(0.04)
2018	$11.54	0.09	(0.86)	(0.77)	(0.08)	(0.45)	0.00	(0.53)
2017	$9.57	0.15	2.03	2.18	(0.08)	(0.13)	0.00	(0.21)
2016 (9)	$9.41	0.06	0.16	0.22	(0.06)	0.00	0.00	(0.06)
Global Allocation Fund - Institutional Class (1)(2)(3)(4)
2019	$10.24	0.07	0.55	0.62	(0.05)	0.00	0.00	(0.05)
2018	$11.55	0.11	(0.86)	(0.75)	(0.11)	(0.45)	0.00	(0.56)
2017	$9.58	0.12	2.09	2.21	(0.11)	(0.13)	0.00	(0.24)
2016 (9)	$9.41	0.06	0.16	0.22	(0.05)	0.00	0.00	(0.05)

See footnotes on pages 106 and 107.

The accompanying notes are an integral part of these financial statements

Page 100	2019 Semiannual Report | June 30, 2019

		Ratios/ Supplemental Data
Net Asset Value, End of Period	Total Return (Assumes Reinvestment of Distributions)	Net Assets, End of Period ($000)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets After Fee Reductions (10)	Ratio of Expenses to Average Net Assets Before Fee Reductions (11)	Portfolio Turnover Rate

$7.53	5.31%	$187,224	0.83%	1.31%	1.31%	112%
$7.16	(3.66%)	$203,287	0.54%	1.32%	1.32%	225%
$7.54	20.29%	$250,322	0.49%	1.33%	1.33%	276%
$6.79	5.72%	$390,817	0.73%	1.36%	1.35%	414%
$6.47	(5.50%)	$390,945	0.33%	1.35%	1.37%	277%
$7.03	12.12%	$297,861	0.22%	1.44%	1.44%	238%

$7.58	5.49%	$64,057	0.98%	1.16%	1.16%	112%
$7.20	(3.39%)	$61,159	0.79%	1.10%	1.17%	225%
$7.57	20.50%	$41,440	0.71%	1.11%	1.20%	276%
$6.80	4.68%	$154	1.32%	0.99%	0.99%	414%

$7.58	5.41%	$423,836	1.17%	0.97%	0.97%	112%
$7.21	(3.17%)	$346,563	1.00%	0.90%	0.98%	225%
$7.57	20.60%	$186,200	0.88%	0.91%	1.00%	276%
$6.80	4.72%	$845	1.33%	0.98%	0.98%	414%

$11.47	5.33%	$52,252	0.56%	1.62%	1.62%	37%
$10.89	(3.97%)	$51,083	0.26%	1.89%	1.89%	100%
$11.48	19.28%	$59,441	(0.08%)	2.16%	2.16%	120%
$10.28	6.97%	$124,009	0.16%	1.99%	1.99%	235%
$9.73	(1.21%)	$125,597	(0.36%)	2.12%	2.19%	161%

$11.53	5.30%	$15,399	0.76%	1.42%	1.42%	37%
$10.95	(3.67%)	$14,486	0.49%	1.70%	1.70%	100%
$11.53	19.65%	$12,921	0.21%	1.89%	2.01%	120%
$10.29	4.49%	$48	1.07%	1.88%	1.88%	235%

$11.56	5.47%	$140,612	0.95%	1.24%	1.24%	37%
$10.96	(3.51%)	$117,166	0.71%	1.50%	1.50%	100%
$11.54	19.75%	$82,513	0.45%	1.70%	1.82%	120%
$10.29	4.52%	$461	1.07%	1.87%	1.87%	235%

$10.78	5.78%	$12,958	0.80%	1.69%	1.69%	90%
$10.22	(6.94%)	$13,810	0.47%	1.63%	1.63%	163%
$11.53	22.33%	$35,512	0.35%	1.63%	1.63%	179%
$9.56	3.54%	$75,657	1.00%	1.41%	1.54%	169%
$9.34	(7.21%)	$106,422	0.42%	1.42%	1.50%	170%
$10.38	5.87%	$109,845	0.54%	1.37%	1.51%	143%

$10.80	5.86%	$1,741	1.02%	1.49%	1.49%	90%
$10.24	(6.73%)	$1,624	0.75%	1.44%	1.44%	163%
$11.54	22.84%	$1,057	1.38%	1.33%	1.44%	179%
$9.57	2.34%	$30	3.79%	1.17%	1.17%	169%

$10.81	6.06%	$43,535	1.26%	1.24%	1.24%	90%
$10.24	(6.57%)	$42,976	0.94%	1.20%	1.20%	163%
$11.55	23.07%	$37,369	1.13%	1.10%	1.21%	179%
$9.58	2.34%	$330	3.76%	1.18%	1.18%	169%

See footnotes on pages 106 and 107.

The accompanying notes are an integral part of these financial statements

2019 Semiannual Report | June 30, 2019	Page 101

Financial Highlights For a Share Outstanding Through the Six Months Ended June 30, 2019 (unaudited) and Each Fiscal Period Ended December 31,
		Income from Investment Operations				Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (5)		Net gains (losses) on securities and futures (both realized and unrealized)	Total from Investment Operations	From Net Investment Income	From Net Capital Gains	From Return of Capital	Total Distributions
Balanced Fund - Retail Class (1)(2)(3)(4)
2019	$11.08	0.07		0.59	0.66	(0.05)	0.00	0.00	(0.05)
2018	$11.61	0.12		(0.49)	(0.37)	(0.10)	(0.06)	0.00	(0.16)
2017	$10.74	0.09		1.49	1.58	(0.11)	(0.60)	0.00	(0.71)
2016	$10.36	0.11		0.39	0.50	(0.12)	0.00	0.00	(0.12)
2015	$10.98	0.09		(0.58)	(0.49)	(0.08)	(0.05)	0.00	(0.13)
2014	$11.10	0.10		0.84	0.94	(0.27)	(0.79)	0.00	(1.06)
Balanced Fund - Adviser Class (1)(2)(3)(4)
2019	$11.15	0.09		0.58	0.67	(0.06)	0.00	0.00	(0.06)
2018	$11.68	0.15		(0.49)	(0.34)	(0.13)	(0.06)	0.00	(0.19)
2017	$10.74	0.13		1.50	1.63	(0.09)	(0.60)	0.00	(0.69)
2016 (9)	$10.49	0.04		0.25	0.29	(0.04)	0.00	0.00	(0.04)
Balanced Fund - Institutional Class (1)(2)(3)(4)
2019	$11.15	0.10		0.58	0.68	(0.07)	0.00	0.00	(0.07)
2018	$11.68	0.18		(0.51)	(0.33)	(0.14)	(0.06)	0.00	(0.20)
2017	$10.75	0.16		1.47	1.63	(0.10)	(0.60)	0.00	(0.70)
2016 (9)	$10.49	0.04		0.26	0.30	(0.04)	0.00	0.00	(0.04)
Moderate Allocation Fund - Retail Class (1)(2)(3)(4)
2019	$10.84	0.10		0.56	0.66	(0.07)	0.00	0.00	(0.07)
2018	$11.66	0.18		(0.48)	(0.30)	(0.16)	(0.36)	0.00	(0.52)
2017	$10.46	0.07		1.60	1.67	(0.05)	(0.42)	0.00	(0.47)
2016	$9.50	0.16		0.97	1.13	(0.17)	0.00	0.00	(0.17)
2015 (7)	$10.00	0.18		(0.59)	(0.41)	(0.09)	0.00	0.00	(0.09)
Moderate Allocation Fund - Adviser Class (1)(2)(3)(4)
2019	$10.85	0.11		0.57	0.68	(0.08)	0.00	0.00	(0.08)
2018	$11.66	0.21		(0.49)	(0.28)	(0.17)	(0.36)	0.00	(0.53)
2017	$10.46	0.12		1.59	1.71	(0.09)	(0.42)	0.00	(0.51)
2016 (9)	$9.87	0.03		0.59	0.62	(0.03)	0.00	0.00	(0.03)
Moderate Allocation Fund - Institutional Class (1)(2)(3)(4)
2019	$10.88	0.12		0.56	0.68	(0.09)	0.00	0.00	(0.09)
2018	$11.68	0.23		(0.48)	(0.25)	(0.19)	(0.36)	0.00	(0.55)
2017	$10.47	0.14		1.59	1.73	(0.10)	(0.42)	0.00	(0.52)
2016 (9)	$9.87	0.03		0.59	0.62	(0.02)	0.00	0.00	(0.02)
Conservative Allocation Fund - Retail Class (1)(2)(3)(4)
2019	$21.18	0.24		1.14	1.38	(0.18)	0.00	0.00	(0.18)
2018	$22.54	0.46		(1.04)	(0.58)	(0.40)	(0.38)	0.00	(0.78)
2017	$21.32	0.27		1.36	1.63	(0.41)	0.00	0.00	(0.41)
2016	$18.17	0.11		3.48	3.59	0.00	(0.20)	(0.24)	(0.44)
2015	$30.45	0.17		(5.40)	(5.23)	(0.25)	(6.80)	0.00	(7.05)
2014	$30.98	0.19		2.64	2.83	(0.83)	(2.53)	0.00	(3.36)
Conservative Allocation Fund - Adviser Class (1)(2)(3)(4)
2019	$21.44	0.27		1.14	1.41	(0.20)	0.00	0.00	(0.20)
2018	$22.82	0.52		(1.08)	(0.56)	(0.44)	(0.38)	0.00	(0.82)
2017	$21.34	0.36		1.35	1.71	(0.23)	0.00	0.00	(0.23)
2016 (9)	$21.02	0.00	*	0.55	0.55	0.00	(0.20)	(0.03)	(0.23)
Conservative Allocation Fund - Institutional Class (1)(2)(3)(4)
2019	$21.49	0.29		1.14	1.43	(0.22)	0.00	0.00	(0.22)
2018	$22.85	0.56		(1.07)	(0.51)	(0.47)	(0.38)	0.00	(0.85)
2017	$21.34	0.59		1.14	1.73	(0.22)	0.00	0.00	(0.22)
2016 (9)	$21.02	0.00	*	0.55	0.55	0.00	(0.20)	(0.03)	(0.23)

See footnotes on pages 106 and 107.

The accompanying notes are an integral part of these financial statements

Page 102	2019 Semiannual Report | June 30, 2019

		Ratios/ Supplemental Data
Net Asset Value, End of Period	Total Return (Assumes Reinvestment of Distributions)	Net Assets, End of Period ($000)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets After Fee Reductions (10)	Ratio of Expenses to Average Net Assets Before Fee Reductions (11)	Portfolio Turnover Rate

$11.69	5.96%	$94,901	1.32%	1.41%	1.41%	90%
$11.08	(3.25%)	$90,133	1.06%	1.43%	1.43%	218%
$11.61	14.74%	$97,116	0.81%	1.49%	1.49%	226%
$10.74	4.84%	$229,738	1.02%	1.46%	1.46%	322%
$10.36	(4.47%)	$288,803	0.81%	1.47%	1.48%	246%
$10.98	8.61%	$175,534	0.94%	1.50%	1.54%	180%

$11.76	6.01%	$20,370	1.52%	1.21%	1.21%	90%
$11.15	(2.99%)	$19,301	1.31%	1.21%	1.23%	218%
$11.68	15.21%	$12,137	1.13%	1.21%	1.30%	226%
$10.74	2.77%	$89	2.42%	1.06%	1.06%	322%

$11.76	6.10%	$285,540	1.71%	1.03%	1.03%	90%
$11.15	(2.85%)	$239,375	1.51%	1.02%	1.05%	218%
$11.68	15.25%	$169,586	1.35%	1.02%	1.11%	226%
$10.75	2.83%	$219	2.42%	1.07%	1.07%	322%

$11.43	6.10%	$34,577	1.76%	1.38%	1.38%	77%
$10.84	(2.60%)	$32,502	1.51%	1.39%	1.44%	213%
$11.66	15.99%	$24,635	0.61%	1.67%	1.73%	349%
$10.46	12.06%	$56,744	1.62%	1.61%	1.80%	250%
$9.50	(4.15%)	$42,099	1.80%	1.66%	1.85%	70%

$11.45	6.28%	$10,279	1.96%	1.18%	1.18%	77%
$10.85	(2.47%)	$9,480	1.78%	1.19%	1.24%	213%
$11.66	16.40%	$3,538	1.03%	1.35%	1.50%	349%
$10.46	6.32%	$22	1.92%	1.21%	1.21%	250%

$11.47	6.26%	$135,177	2.15%	1.00%	1.00%	77%
$10.88	(2.20%)	$119,881	1.97%	1.01%	1.05%	213%
$11.68	16.55%	$37,945	1.29%	1.13%	1.28%	349%
$10.47	6.31%	$229	1.92%	1.24%	1.24%	250%

$22.38	6.53%	$32,130	2.25%	1.27%	1.27%	68%
$21.18	(2.62%)	$30,759	2.09%	1.27%	1.38%	185%
$22.54	7.64%	$12,545	1.24%	1.70%	2.57%	135%
$21.32	19.87%	$20,450	0.55%	2.17%	2.55%	44%
$18.17	(16.92%)	$20,034	0.56%	1.98%	2.01%	54%
$30.45	9.42%	$46,746	0.63%	1.88%	1.89%	34%

$22.65	6.59%	$6,822	2.42%	1.11%	1.11%	68%
$21.44	(2.50%)	$6,110	2.29%	1.12%	1.22%	185%
$22.82	8.01%	$682	1.63%	1.07%	1.97%	135%
$21.34	2.64%	$7	0.11%	1.93%	2.18%	44%

$22.70	6.67%	$103,241	2.61%	0.92%	0.92%	68%
$21.49	(2.28%)	$92,412	2.50%	0.92%	1.04%	185%
$22.85	8.10%	$11,739	2.65%	0.49%	1.39%	135%
$21.34	2.62%	$305	0.08%	1.96%	2.21%	44%

See footnotes on pages 106 and 107.

The accompanying notes are an integral part of these financial statements

2019 Semiannual Report | June 30, 2019	Page 103

Financial Highlights For a Share Outstanding Through the Six Months Ended June 30, 2019 (unaudited) and Each Fiscal Period Ended December 31,
		Income from Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (5)	Net gains (losses) on securities and futures (both realized and unrealized)	Total from Investment Operations	From Net Investment Income	From Net Capital Gains	From Return of Capital	Total Distributions
Dynamic Allocation Fund - Retail Class (1)(2)(3)(4)
2019	$9.79	0.04	1.39	1.43	(0.03)	0.00	0.00	(0.03)
2018	$10.85	0.07	(1.00)	(0.93)	(0.06)	(0.07)	0.00	(0.13)
2017	$9.72	0.06	1.99	2.05	(0.07)	(0.85)	0.00	(0.92)
2016	$9.36	0.10	0.40	0.50	(0.09)	(0.05)	0.00	(0.14)
2015	$10.02	0.05	(0.40)	(0.35)	(0.05)	(0.26)	0.00	(0.31)
2014	$10.35	0.04	1.25	1.29	(0.30)	(1.32)	0.00	(1.62)
Dynamic Allocation Fund - Adviser Class (1)(2)(3)(4)
2019	$9.82	0.05	1.40	1.45	(0.04)	0.00	0.00	(0.04)
2018	$10.88	0.09	(1.00)	(0.91)	(0.08)	(0.07)	0.00	(0.15)
2017	$9.73	0.10	1.97	2.07	(0.07)	(0.85)	0.00	(0.92)
2016 (9)	$9.34	0.02	0.44	0.46	(0.02)	(0.05)	0.00	(0.07)
Dynamic Allocation Fund - Institutional Class (1)(2)(3)(4)
2019	$9.82	0.06	1.39	1.45	(0.05)	0.00	0.00	(0.05)
2018	$10.86	0.12	(1.00)	(0.88)	(0.09)	(0.07)	0.00	(0.16)
2017	$9.72	0.12	1.97	2.09	(0.10)	(0.85)	0.00	(0.95)
2016 (9)	$9.34	0.02	0.43	0.45	(0.02)	(0.05)	0.00	(0.07)
Quantex Fund - Retail Class (1)(2)(3)(4)
2019	$32.22	0.09	3.49	3.58	(0.03)	0.00	0.00	(0.03)
2018	$36.76	(0.01)	(4.53)	(4.54)	0.00	0.00	0.00	0.00
2017	$33.36	0.09	4.38	4.47	(0.06)	(1.01)	0.00	(1.07)
2016	$27.84	0.14	6.02	6.16	(0.16)	(0.48)	0.00	(0.64)
2015	$35.20	0.17	(2.78)	(2.61)	(0.17)	(4.58)	0.00	(4.75)
2014	$35.04	0.13	3.11	3.24	(0.40)	(2.68)	0.00	(3.08)
Quantex Fund - Adviser Class (1)(2)(3)(4)
2019	$32.28	0.11	3.50	3.61	(0.04)	0.00	0.00	(0.04)
2018	$36.78	0.10	(4.60)	(4.50)	0.00	0.00	0.00	0.00
2017	$33.37	0.21	4.35	4.56	(0.14)	(1.01)	0.00	(1.15)
2016 (9)	$30.67	0.04	3.18	3.22	(0.04)	(0.48)	0.00	(0.52)
Quantex - Institutional Class (1)(2)(3)(4)
2019	$32.29	0.16	3.49	3.65	(0.05)	0.00	0.00	(0.05)
2018	$36.77	0.20	(4.62)	(4.42)	(0.06)	0.00	0.00	(0.06)
2017	$33.37	0.26	4.35	4.61	(0.20)	(1.01)	0.00	(1.21)
2016 (9)	$30.67	0.04	3.18	3.22	(0.04)	(0.48)	0.00	(0.52)

See footnotes on pages 106 and 107.

The accompanying notes are an integral part of these financial statements

Page 104	2019 Semiannual Report | June 30, 2019

		Ratios/ Supplemental Data
Net Asset Value, End of Period	Total Return (Assumes Reinvestment of Distributions)	Net Assets, End of Period ($000)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets After Fee Reductions (10)	Ratio of Expenses to Average Net Assets Before Fee Reductions (11)	Portfolio Turnover Rate

$11.19	14.61%	$42,672	0.77%	1.42%	1.52%	129%
$9.79	(8.66%)	$40,732	0.62%	1.45%	1.55%	273%
$10.85	21.20%	$50,570	0.59%	1.51%	1.58%	252%
$9.72	5.37%	$118,293	1.04%	1.42%	1.56%	369%
$9.36	(3.46%)	$116,559	0.47%	1.48%	1.54%	245%
$10.02	12.80%	$141,638	0.40%	1.45%	1.54%	230%

$11.23	14.77%	$12,908	0.98%	1.22%	1.32%	129%
$9.82	(8.49%)	$11,198	0.84%	1.23%	1.33%	273%
$10.88	21.42%	$10,140	0.87%	1.27%	1.34%	252%
$9.73	4.89%	$48	1.33%	1.12%	1.12%	369%

$11.22	14.77%	$142,380	1.21%	0.99%	1.09%	129%
$9.82	(8.18%)	$121,965	1.08%	1.01%	1.11%	273%
$10.86	21.61%	$70,187	1.10%	1.05%	1.12%	252%
$9.72	4.80%	$592	1.33%	1.11%	1.11%	369%

$35.77	11.11%	$31,245	0.53%	1.57%	1.57%	51%
$32.22	(12.35%)	$28,319	(0.03%)	1.57%	1.62%	116%
$36.76	13.42%	$60,161	0.27%	1.52%	1.66%	72%
$33.36	22.14%	$85,235	0.47%	1.52%	1.77%	91%
$27.84	(7.68%)	$58,883	0.46%	1.26%	1.75%	87%
$35.20	9.48%	$61,834	0.36%	1.52%	1.78%	29%

$35.85	11.18%	$1,061	0.64%	1.45%	1.45%	51%
$32.28	(12.22%)	$923	0.28%	1.42%	1.47%	116%
$36.78	13.68%	$2,114	0.59%	1.39%	1.56%	72%
$33.37	10.48%	$31	0.75%	1.15%	1.40%	91%

$35.89	11.30%	$36,616	0.87%	1.21%	1.21%	51%
$32.29	(12.05%)	$35,414	0.54%	1.21%	1.26%	116%
$36.77	13.84%	$32,489	0.75%	1.18%	1.35%	72%
$33.37	10.48%	$951	0.75%	1.15%	1.40%	91%

See footnotes on pages 106 and 107.

The accompanying notes are an integral part of these financial statements

2019 Semiannual Report | June 30, 2019	Page 105

Financial Highlights For a Share Outstanding Through the Six Months Ended June 30, 2019 (unaudited) and Each Fiscal Period Ended December 31,
		Income from Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (5)	Net gains (losses) on securities and futures (both realized and unrealized)	Total from Investment Operations	From Net Investment Income	From Net Capital Gains	From Return of Capital	Total Distributions
Total Return Bond Fund - Retail Class (1)(2)(3)(4)
2019	$9.03	0.10	0.41	0.51	(0.11)	0.00	0.00	(0.11)
2018	$9.37	0.17	(0.33)	(0.16)	(0.18)	0.00	0.00	(0.18)
2017	$9.28	0.24	0.10	0.34	(0.25)	0.00	0.00	(0.25)
2016	$9.14	0.27	0.14	0.41	(0.27)	0.00	0.00	(0.27)
2015	$9.63	0.27	(0.51)	(0.24)	(0.25)	0.00	0.00	(0.25)
2014	$9.77	0.33	(0.15)	0.18	(0.32)	0.00	0.00	(0.32)
Total Return Bond Fund - Adviser Class (1)(2)(3)(4)
2019	$9.04	0.11	0.41	0.52	(0.11)	0.00	0.00	(0.11)
2018	$9.38	0.21	(0.35)	(0.14)	(0.20)	0.00	0.00	(0.20)
2017	$9.28	0.28	0.10	0.38	(0.28)	0.00	0.00	(0.28)
2016 (9)	$9.46	0.09	(0.19)	(0.10)	(0.08)	0.00	0.00	(0.08)
Total Return Bond Fund - Institutional Class (1)(2)(3)(4)
2019	$9.04	0.12	0.41	0.53	(0.12)	0.00	0.00	(0.12)
2018	$9.38	0.23	(0.35)	(0.12)	(0.22)	0.00	0.00	(0.22)
2017	$9.28	0.31	0.08	0.39	(0.29)	0.00	0.00	(0.29)
2016 (9)	$9.46	0.08	(0.18)	(0.10)	(0.08)	0.00	0.00	(0.08)
Prime Money Market Fund (1)(2)(3)(4)
2019	$1.00	0.011	N/A	0.011	(0.011)	0.000	0.000	(0.011)
2018	$1.00	0.016	N/A	0.016	(0.016)	0.000	0.000	(0.016)
2017	$1.00	0.007	N/A	0.007	(0.007)	0.000	0.000	(0.007)
2016	$1.00	0.003	N/A	0.003	(0.003)	0.000	0.000	(0.003)
2015	$1.00	0.001	N/A	0.001	(0.001)	0.000	0.000	(0.001)
2014	$1.00	0.001	N/A	0.001	(0.001)	0.000	0.000	(0.001)
Institutional Prime Money Market Fund (1)(2)(3)(4)
2019	$0.9999	0.0124	0.0000	0.0124	(0.0120)	0.0000	0.0000	(0.0120)
2018	$0.9999	0.0190	0.0000	0.0190	(0.0190)	0.0000	0.0000	(0.0190)
2017	$1.0001	0.0101	(0.0003)	0.0098	(0.0100)	0.0000	0.0000	(0.0100)
2016 (8)	$1.0000	0.0010	0.0001	0.0011	(0.0010)	0.0000	0.0000	(0.0010)

1

Ratio of net investment income (loss) to average net assets, ratio of expenses to average net assets after fee reductions, and ratio of expenses to average net assets before fee reductions do not include impact of expenses of the underlying security holdings as represented in the schedule of investments.

2	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
3	Total return and portfolio turnover rate are not annualized for periods of less than one full year.
4

Ratio of net investment income (loss) to average net assets, ratio of expenses to average net assets after fee reductions, and ratio of expenses to average net assets before fee reductions are annualized for periods of less than one full year.

5	Except for the Money Market Funds, net investment income per share is based on average shares outstanding during the period.

The accompanying notes are an integral part of these financial statements

Page 106	2019 Semiannual Report | June 30, 2019

		Ratios/ Supplemental Data
Net Asset Value, End of Period	Total Return (Assumes Reinvestment of Distributions)	Net Assets, End of Period ($000)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets After Fee Reductions (10)	Ratio of Expenses to Average Net Assets Before Fee Reductions (11)	Portfolio Turnover Rate

$9.43	5.62%	$14,673	2.22%	1.15%	1.26%	39%
$9.03	(1.67%)	$14,932	1.88%	1.15%	1.26%	102%
$9.37	3.72%	$67,986	2.59%	1.02%	1.03%	133%
$9.28	4.49%	$214,755	2.87%	0.98%	1.00%	217%
$9.14	(2.51%)	$214,618	2.71%	1.01%	1.03%	295%
$9.63	1.78%	$143,046	3.39%	1.02%	1.13%	82%

$9.45	5.80%	$4,092	2.44%	0.95%	1.06%	39%
$9.04	(1.45%)	$3,570	2.33%	0.95%	1.06%	102%
$9.38	4.07%	$9,896	2.95%	0.83%	0.84%	133%
$9.28	(1.05%)	$84	5.49%	0.53%	0.53%	217%

$9.45	5.90%	$50,124	2.63%	0.75%	0.86%	39%
$9.04	(1.22%)	$48,437	2.50%	0.76%	0.87%	102%
$9.38	4.20%	$110,674	3.27%	0.64%	0.65%	133%
$9.28	(1.08%)	$70	5.35%	0.53%	0.53%	217%

$1.00	1.11%	$33,324	2.23%	0.39%	0.93%	N/A
$1.00	1.59%	$40,881	1.59%	0.44%	0.94%	N/A
$1.00	0.68%	$35,211	0.67%	0.47%	1.00%	N/A
$1.00	0.29%	$36,666	0.28%	0.32%	0.69%	N/A
$1.00	0.07%	$56,530	0.07%	0.18%	0.58%	N/A
$1.00	0.06%	$54,927	0.06%	0.16%	0.67%	N/A

$1.0003	1.28%	$427,497	2.49%	0.12%	0.50%	N/A
$0.9999	1.90%	$471,603	1.90%	0.16%	0.51%	N/A
$0.9999	0.96%	$296,547	1.01%	0.17%	0.56%	N/A
$1.0001	0.11%	$197,480	0.43%	0.24%	0.62%	N/A

6	Commenced operations on January 1, 2015.
7	Commenced operations on June 30, 2015.
8	Commenced operations on October 7, 2016.
9	Commenced operations on October 31, 2016.
10	Ratio of expenses to average net assets after fee reductions reflects contractual or voluntary waivers and reimbursements of expenses by the investment adviser and transfer agent.
11	Ratio of expenses to average net assets before fee reductions reflects the total expenses before reductions reported in the Statement of Operations.
*	Actual amounts were less than one-half of a cent per share

The accompanying notes are an integral part of these financial statements

2019 Semiannual Report | June 30, 2019	Page 107

Notes to Financial Statements
June 30, 2019 (unaudited)

1.    Organization

Meeder Funds (the Trust) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Trust offers eleven separate series, all of which are included in this report: Muirfield Fund (Muirfield), Spectrum Fund (Spectrum), Global Allocation Fund (Global), Balanced Fund (Balanced), Moderate Allocation Fund (Moderate), Conservative Allocation Fund (Conservative), Dynamic Allocation Fund (Dynamic), Quantex Fund (Quantex), Total Return Bond Fund (Bond), Prime Money Market Fund (Prime Money Market), and Institutional Prime Money Market Fund (Institutional Prime Money Market)(the Funds).

Each Fund, except Prime Money Market and Institutional Prime Money Market, offers three classes of shares: Retail Class, Adviser Class, and Institutional Class. Prime Money Market and Institutional Prime Money Market offer only one class of shares. The share classes differ with respect to distribution fees, service fees, and other expenses allocated to each class. Eligibility to purchase Adviser and Institutional Class shares is generally limited to customers of financial intermediaries who enter into special arrangements with the Funds or who meet certain initial investment minimums.

Prime Money Market operates as a retail money market fund. The Fund maintains a stable net asset value of $1.00 and is only available for purchase in accounts beneficially owned by natural persons. Institutional Prime Money Market operates as an institutional money market fund open to all forms of investors. Its net asset value fluctuates based upon changes in the value of its investments and the value of its shares is calculated daily to four decimal places. Prime Money Market and Institutional Prime Money Market have adopted policies and procedures to impose liquidity fees on redemptions or temporary redemption gates in the event that the Funds’ weekly liquid assets fall below designated thresholds and the Board of Trustees determines that such liquidity fees or redemption gates are in the best interests of the Fund.

For more information regarding the Funds’ objectives, strategies, and differences in share classes, please refer to the Funds’ prospectus.

2.    Significant Accounting Policies

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. The Trust is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services Companies. The following summarizes the significant accounting policies of the Trust and the Funds:

Securities valuation. All investments in securities are recorded at their estimated fair value, as described in Note #3.

Repurchase agreements. Each Fund may engage in repurchase agreement transactions whereby the Fund takes possession of an underlying debt instrument subject to an obligation of the seller to repurchase the instrument from the Fund and an obligation of the Fund to resell the instrument at an agreed upon price and term. At all times, the Fund maintains the fair value of collateral, including accrued interest, of at least 100% of the amount of the repurchase agreement, plus accrued interest. If the seller defaults or the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Short sales. Spectrum may enter into short sales as part of its overall portfolio management strategy or to offset a potential decline in value of a security. The Fund may engage in short sales with respect to various types of securities, including ETFs. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board, or otherwise cover its position in a permissible manner. The Fund will be required to pledge its liquid assets to the broker in order to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. Dividend expenses on securities sold short and borrowing costs will be borne by the Fund and are reflected in the Statements of Operations.

Futures & options. Each Fund, except the Money Market Funds, may engage in transactions in financial futures contracts and options contracts in order to manage the risk of unanticipated changes in market values of securities held in the Fund, or which it intends to purchase. The futures and options contracts are adjusted by the daily exchange rate of the underlying currency, or index, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the statement of assets and liabilities and the statement of operations until the contract settlement date, at which time realized gains and losses are included in the statement of operations.

Page 108	2019 Semiannual Report | June 30, 2019

To the extent that the Fund enters into futures contracts on an index or group of securities, the Fund exposes itself to an indeterminate liability and will be required to pay or receive a sum of money measured by the change in the fair value of the index. Upon entering into a futures contract, the Fund is required to deposit an initial margin, which is either cash or securities (disclosed as pledged as collateral on the Schedules of Investments) in an amount equal to a certain percentage of the contract value. Subsequently, margin movements, which are equal to changes in the daily price or last sale price on the exchanges where futures contracts trade, are recorded as unrealized gains or losses until the contract is closed. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Except for the Money Market Funds, it is normal practice for each Fund to invest in futures contracts on a daily basis. The Funds, except for Bond and the Money Market Funds, typically utilize equity index futures contracts to equitize cash positions or adjust targeted stock market exposure. Except for the Money Market Funds, the fixed income portion of any Fund can utilize Treasury futures contracts in order to adjust duration.

Call and put option contracts involve the payment of a premium for the right to purchase or sell an individual security or index aggregate at a specified price until the expiration of the contract. Such transactions expose the Fund to the loss of the premium paid if the Fund does not sell or exercise the contract prior to the expiration date. In the case of a call option, sufficient cash or money market instruments will be segregated to complete the purchase. Options are fair valued on the basis of the daily settlement price or last sale on the exchanges where they trade and the changes in fair value are recorded as unrealized appreciation or depreciation until closed, exercised or expired. For the six months ended June 30, 2019, there were no call or put options transacted for any of the Funds.

The Funds may write covered call or put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. When written options are closed or exercised, premiums received are offset against the proceeds paid, and the Fund records realized gains or losses for the difference. When written options expire, the liability is eliminated, and the Fund records realized gains for the entire amount of premiums received. Although permitted, it is currently not normal practice for the Funds to write call and put options and none were written during the six months ended June 30, 2019.

The fair value of derivative instruments, not accounted for as hedging instruments, as reported within the Statements of Assets and Liabilities as of June 30, 2019 was as follows:

Amount of Deposits at Broker and Unrealized Appreciation (Depreciation) on Derivatives
	Type of Derivative/ Risk	Statements of Assets & Liabilities Location	Fair Value of Deposits at Broker for Futures Contracts	Value of Unrealized Appreciation (Depreciation)
Muirfield	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Distributable Earnings (Accumulated Deficit)	$14,338,765	$1,613,066
Spectrum	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Distributable Earnings (Accumulated Deficit)	6,251,269	1,021,146
Global	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Distributable Earnings (Accumulated Deficit)	2,399,440	366,139
Balanced	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Distributable Earnings (Accumulated Deficit)	6,421,997	827,461
Moderate	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Distributable Earnings (Accumulated Deficit)	2,385,833	339,860
Conservative	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Distributable Earnings (Accumulated Deficit)	1,105,880	142,055
Dynamic	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Distributable Earnings (Accumulated Deficit)	5,094,545	747,111
Quantex	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Distributable Earnings (Accumulated Deficit)	284,262	36,337

2019 Semiannual Report | June 30, 2019	Page 109

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2019 was as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
	Type of Derivative/ Risk	Contracts as of December 31, 2018	Long and Short Contracts Opened During the Period	Long and Short Contracts Closed/ Expired During the Period	Contracts as of June 30, 2019	Statement of Operations Location	For the Six Months Ended June 30, 2019
Muirfield	Equity contracts	2,592	7,164	8,101	1,655	Net realized gains (losses) from futures contracts	$(27,227,788)
Spectrum	Equity contracts	648	2,474	2,338	784	Net realized gains (losses) from futures contracts	(6,268,102)
Global	Equity contracts	127	1,098	926	299	Net realized gains (losses) from futures contracts	(1,028,124)
Balanced	Equity contracts	1,040	3,033	3,325	748	Net realized gains (losses) from futures contracts	(10,529,107)
Moderate	Equity contracts	307	990	1,032	265	Net realized gains (losses) from futures contracts	(2,920,064)
Conservative	Equity contracts	148	475	503	120	Net realized gains (losses) from futures contracts	(1,412,975)
Dynamic	Equity contracts	522	1,371	1,273	620	Net realized gains (losses) from futures contracts	4,049,193
Quantex	Equity contracts	71	49	112	8	Net realized gains (losses) from futures contracts	(183,529)

Change in Unrealized Gain or (Loss) on Derivatives Recognized in Income
	Type of Derivative/ Risk	Statement of Operations Location	For the Six Months Ended June 30, 2019
Muirfield	Equity contracts	Net change in unrealized appreciation (depreciation) of futures contracts	$(2,251,769)
Spectrum	Equity contracts	Net change in unrealized appreciation (depreciation) of futures contracts	140,861
Global	Equity contracts	Net change in unrealized appreciation (depreciation) of futures contracts	160,863
Balanced	Equity contracts	Net change in unrealized appreciation (depreciation) of futures contracts	(693,397)
Moderate	Equity contracts	Net change in unrealized appreciation (depreciation) of futures contracts	(92,642)
Conservative	Equity contracts	Net change in unrealized appreciation (depreciation) of futures contracts	(77,693)
Dynamic	Equity contracts	Net change in unrealized appreciation (depreciation) of futures contracts	1,472,597
Quantex	Equity contracts	Net change in unrealized appreciation (depreciation) of futures contracts	548,180

Federal income taxes. It is each Fund’s policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains to its shareholders. Therefore, no federal income tax provision is required. The Funds recognize the tax benefits or expenses of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2015 through December 31, 2018) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. Each Fund identifies its major tax jurisdictions as U.S. Federal and certain State tax authorities; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations as incurred. During the six months ended June 30, 2019, the Funds did not incur any material interest or penalties.

Distributions to shareholders. Distributions to shareholders are recorded on the ex-dividend date. Muirfield, Spectrum, Global, Balanced, Moderate, Conservative, Dynamic, and Quantex declare and pay dividends from net investment income, if any, on a quarterly basis. Bond declares and pays dividends from net investment income on a monthly basis. The Money Market Funds declare dividends from net investment income on a daily basis and pay such dividends on a monthly basis. Each Fund distributes net capital gains, if any, on an annual basis.

Page 110	2019 Semiannual Report | June 30, 2019

Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations, which may differ from GAAP. Permanent differences relate to redemptions treated as distributions for tax purposes (i.e. equalization). Accordingly, timing differences relating to shareholder distributions are reflected in the components of net assets and permanent book and tax differences have been reclassified within the components of net assets based on their ultimate characterization for federal income tax purposes. For the year ended December 31, 2018, the Funds made the following reclassifications to increase/(decrease) the components of net assets:

	Capital	Distributable Earnings (Accumulated Deficit)
Muirfield	$3,120,006	$(3,120,006)
Spectrum	567,258	(567,258)
Global	512,154	(512,154)
Balanced	904,190	(904,190)
Moderate	—	—
Conservative	—	—
Dynamic	909,382	(909,382)
Quantex	6,810,508	(6,810,508)
Bond	—	—

Investment income & expenses. For all Funds, except the Money Market Funds, income and expenses (other than expenses attributable to a specific class) are allocated to each class of shares based on its relative net assets. Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund’s relative net assets or other appropriate basis.

Capital Share Transactions. All Funds, except the Money Market Funds, are authorized to issue an unlimited number of shares in the Retail Class, the Adviser Class, and the Institutional Class. Transactions in the capital shares of the Funds for the six months ended June 30, 2019 and the year ended December 31, 2018 were as follows:

	Issued		Reinvested
Share Class	Amount	Shares	Amount	Shares
Six Months Ended June 30, 2019
Muirfield - Retail	$21,711,649	2,957,191	$246,504	32,736
Muirfield - Adviser	14,043,866	1,901,055	126,897	16,741
Muirfield - Institutional	100,265,379	13,632,523	1,103,194	145,540
Spectrum - Retail	4,897,684	438,213	—	—
Spectrum - Adviser	2,230,625	198,278	—	—
Spectrum - Institutional	29,613,478	2,640,401	—	—
Global - Retail	786,825	75,068	36,623	3,422
Global - Adviser	243,729	22,899	6,340	591
Global - Institutional	3,352,898	319,443	200,243	18,677
Balanced - Retail	8,811,556	772,593	403,757	34,815
Balanced - Adviser	2,837,615	248,094	104,835	8,987
Balanced - Institutional	57,858,296	5,068,543	1,662,377	142,494
Moderate - Retail	3,004,720	269,599	210,227	18,554
Moderate - Adviser	1,355,369	121,580	71,766	6,325
Moderate - Institutional	22,070,376	1,979,764	1,044,082	91,851
Conservative - Retail	2,561,335	117,822	256,686	11,575
Conservative - Adviser	1,099,062	49,748	59,467	2,650
Conservative - Institutional	17,439,287	790,760	994,895	44,243
Dynamic - Retail	2,381,458	222,605	115,827	10,439
Dynamic - Adviser	1,928,682	176,881	45,673	4,106
Dynamic - Institutional	15,600,983	1,458,504	630,763	56,772
Quantex - Retail	3,674,655	100,736	26,102	730
Quantex - Adviser	174,766	4,801	1,182	33
Quantex - Institutional	3,471,698	94,252	34,120	950
Bond - Retail	954,576	103,826	163,567	17,659
Bond - Adviser	883,371	95,791	46,718	5,039
Bond - Institutional	7,815,287	849,262	635,339	68,514
Prime Money Market	11,997,644	11,997,645	371,477	371,477
Institutional Prime Money Market	172,006,620	171,989,337	600,056	599,965

2019 Semiannual Report | June 30, 2019	Page 111

	Issued		Reinvested
Share Class	Amount	Shares	Amount	Shares
Year Ended December 31, 2018
Muirfield - Retail	$81,607,430	10,591,064	$2,838,289	386,039
Muirfield - Adviser	45,772,169	5,912,961	976,171	132,373
Muirfield - Institutional	250,401,075	32,639,655	5,465,965	740,262
Spectrum - Retail	15,316,571	1,306,662	634,335	57,336
Spectrum - Adviser	6,709,846	572,286	205,755	18,534
Spectrum - Institutional	71,831,995	6,114,885	1,820,982	163,947
Global - Retail	7,387,903	625,162	693,907	66,424
Global - Adviser	1,666,708	141,659	80,880	7,739
Global - Institutional	30,087,889	2,587,226	2,227,122	212,652
Balanced - Retail	53,335,958	4,526,600	1,270,759	111,704
Balanced - Adviser	15,554,044	1,316,644	307,224	26,889
Balanced - Institutional	176,221,306	14,971,740	4,087,178	357,622
Moderate - Retail	38,800,866	3,283,431	1,586,555	143,168
Moderate - Adviser	11,337,112	964,690	435,680	39,317
Moderate - Institutional	129,444,120	11,051,119	5,369,404	482,988
Conservative - Retail	35,154,545	1,550,412	1,138,735	52,592
Conservative - Adviser	7,718,877	337,733	226,424	10,341
Conservative - Institutional	103,393,699	4,529,606	3,420,096	155,924
Dynamic - Retail	23,582,325	2,147,604	521,063	50,501
Dynamic - Adviser	5,694,870	520,691	154,361	14,924
Dynamic - Institutional	83,356,132	7,557,922	1,740,535	168,797
Quantex - Retail	13,035,850	350,178	1	—
Quantex - Adviser	1,055,587	28,146	104	3
Quantex - Institutional	33,694,504	915,517	42,119	1,109
Bond - Retail	3,804,576	412,911	368,119	40,486
Bond - Adviser	2,503,637	274,289	69,633	7,671
Bond - Institutional	24,403,992	2,666,294	1,127,534	124,120
Prime Money Market	36,584,300	36,584,300	520,240	520,240
Institutional Prime Money Market	655,634,899	655,689,013	770,570	770,617

	Redeemed		Net Increase (Decrease)
Share Class	Amount	Shares	Amount	Shares
Six Months Ended June 30, 2019
Muirfield - Retail	$(47,510,197)	(6,515,134)	$(25,552,044)	(3,525,207)
Muirfield - Adviser	(14,388,106)	(1,952,659)	(217,343)	(34,863)
Muirfield - Institutional	(44,155,414)	(5,960,328)	57,213,159	7,817,735
Spectrum - Retail	(6,355,096)	(570,650)	(1,457,412)	(132,437)
Spectrum - Adviser	(2,098,561)	(186,530)	132,064	11,748
Spectrum - Institutional	(13,146,107)	(1,166,330)	16,467,371	1,474,071
Global - Retail	(2,394,938)	(228,044)	(1,571,490)	(149,554)
Global - Adviser	(221,120)	(21,006)	28,949	2,484
Global - Institutional	(5,275,886)	(506,983)	(1,722,745)	(168,863)
Balanced - Retail	(9,313,123)	(818,908)	(97,810)	(11,500)
Balanced - Adviser	(2,941,787)	(255,646)	663	1,435
Balanced - Institutional	(27,513,958)	(2,396,998)	32,006,715	2,814,039
Moderate - Retail	(2,917,115)	(262,133)	297,832	26,020
Moderate - Adviser	(1,157,877)	(103,509)	269,258	24,396
Moderate - Institutional	(14,665,492)	(1,311,675)	8,448,966	759,940
Conservative - Retail	(3,167,369)	(145,577)	(349,348)	(16,180)
Conservative - Adviser	(801,733)	(36,171)	356,796	16,227
Conservative - Institutional	(13,036,452)	(587,712)	5,397,730	247,291
Dynamic - Retail	(6,218,331)	(578,886)	(3,721,046)	(345,842)
Dynamic - Adviser	(1,844,951)	(171,067)	129,404	9,920

Page 112	2019 Semiannual Report | June 30, 2019

	Redeemed		Net Increase (Decrease)
Share Class	Amount	Shares	Amount	Shares
Dynamic - Institutional	$(13,422,228)	(1,250,635)	$2,809,518	264,641
Quantex - Retail	(3,854,784)	(106,992)	(154,027)	(5,526)
Quantex - Adviser	(137,080)	(3,851)	38,868	983
Quantex - Institutional	(6,164,991)	(171,882)	(2,659,173)	(76,680)
Bond - Retail	(2,018,421)	(220,127)	(900,278)	(98,642)
Bond - Adviser	(578,507)	(62,677)	351,582	38,153
Bond - Institutional	(8,942,619)	(971,749)	(491,993)	(53,973)
Prime Money Market	(19,925,446)	(19,925,446)	(7,556,325)	(7,556,324)
Institutional Prime Money Market	(216,898,649)	(216,877,239)	(44,291,973)	(44,287,937)

Year Ended December 31, 2018
Muirfield - Retail	$(120,344,713)	(15,805,053)	$(35,898,994)	(4,827,950)
Muirfield - Adviser	(23,177,083)	(3,027,534)	23,571,257	3,017,800
Muirfield - Institutional	(76,462,743)	(9,887,880)	179,404,297	23,492,037
Spectrum - Retail	(21,651,506)	(1,854,585)	(5,700,600)	(490,587)
Spectrum - Adviser	(4,581,453)	(388,155)	2,334,148	202,665
Spectrum - Institutional	(32,556,739)	(2,739,415)	41,096,238	3,539,417
Global - Retail	(27,936,806)	(2,419,624)	(19,854,996)	(1,728,038)
Global - Adviser	(966,321)	(82,334)	781,267	67,064
Global - Institutional	(21,490,748)	(1,839,787)	10,824,263	960,091
Balanced - Retail	(57,110,196)	(4,872,793)	(2,503,479)	(234,489)
Balanced - Adviser	(7,711,363)	(651,971)	8,149,905	691,562
Balanced - Institutional	(98,596,493)	(8,389,812)	81,711,991	6,939,550
Moderate - Retail	(29,729,790)	(2,540,828)	10,657,631	885,771
Moderate - Adviser	(5,106,044)	(434,215)	6,666,748	569,792
Moderate - Institutional	(44,111,927)	(3,760,524)	90,701,597	7,773,583
Conservative - Retail	(15,769,100)	(707,441)	20,524,180	895,563
Conservative - Adviser	(2,106,654)	(93,049)	5,838,647	255,025
Conservative - Institutional	(20,263,277)	(898,989)	86,550,518	3,786,541
Dynamic - Retail	(29,718,729)	(2,700,614)	(5,615,341)	(502,509)
Dynamic - Adviser	(3,637,896)	(328,036)	2,211,335	207,579
Dynamic - Institutional	(19,534,689)	(1,766,261)	65,561,978	5,960,458
Quantex - Retail	(40,590,059)	(1,107,858)	(27,554,208)	(757,680)
Quantex - Adviser	(2,143,773)	(57,014)	(1,088,082)	(28,865)
Quantex - Institutional	(26,406,354)	(703,507)	7,330,269	213,119
Bond - Retail	(56,261,664)	(6,056,440)	(52,088,969)	(5,603,043)
Bond - Adviser	(8,796,720)	(942,209)	(6,223,450)	(660,249)
Bond - Institutional	(85,936,237)	(9,230,713)	(60,404,711)	(6,440,299)
Prime Money Market	(31,434,432)	(31,434,432)	5,670,108	5,670,108
Institutional Prime Money Market	(481,353,876)	(481,379,810)	175,051,593	175,079,820

2019 Semiannual Report | June 30, 2019	Page 113

Offsetting Assets & Liabilities. The Funds are party to enforceable master netting arrangements between counter parties, such as the securities lending agreement, which provides for the right of offset under certain circumstances, such as the event of default. The securities lending transactions have an overnight and continuous contractual maturity. Risks arise from the possible inability of counterparties to meet the terms of their contracts. The table below reflects the offsetting assets and liabilities relating to securities lending, futures contracts, and repurchase agreements shown on the Statements of Assets and Liabilities at June 30, 2019.

				Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description/ Fund	Gross Amounts of Recognized Assets/ Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments*	Collateral Pledged (Received)*	Net Amount
Assets:
Securities Loaned
Muirfield	$6,660	$—	$6,660	$—	$(6,660)	$—
Spectrum	36,318	—	36,318	—	(36,318)	—
Quantex	641,484	—	641,484	—	(641,484)	—

Futures Contracts
Muirfield	$1,613,066	$—	$1,613,066	$—	$—	$1,613,066
Spectrum	1,021,146	—	1,021,146	—	—	1,021,146
Global	366,139	—	366,139	—	—	366,139
Balanced	827,461	—	827,461	—	—	827,461
Moderate	339,860	—	339,860	—	—	339,860
Conservative	142,055	—	142,055	—	—	142,055
Dynamic	747,111	—	747,111	—	—	747,111
Quantex	36,337	—	36,337	—	—	36,337

Repurchase Agreements
Prime Money Market	$6,500,000	$—	$6,500,000	$(6,500,000)	$—	$—
Institutional Prime Money Market	100,000,000	—	100,000,000	(100,000,000)	—	—

Liabilities:
N/A	N/A	N/A	N/A	N/A	N/A	N/A

*	The amount is limited to the net amounts of financial assets and liabilities and accordingly does not include excess collateral pledged.

Agreement and Plan of Reorganization. On September 28, 2018, the Board of Trustees of Aggressive Allocation Fund – Retail Class, Adviser Class, and Institutional Class, together “Aggressive,” approved the reorganization of Aggressive with and into Dynamic Allocation Fund – Retail Class, Adviser Class, and Institutional Class, together “Dynamic.” The purpose of the reorganization was to combine two funds managed by Meeder Asset Management, Inc., the investment adviser of both funds, with comparable investment objectives and strategies. The reorganization provided for the transfer of assets of Aggressive to Dynamic and the assumption of the liabilities of Aggressive by Dynamic. The reorganization was effective as of the close of business on November 30, 2018. For each share of Aggressive Allocation Fund – Retail Class, Adviser Class, and Institutional Class, shareholders received 0.848925377 share, 0.847134663 share, and 0.849743253 share, respectively, of Dynamic Allocation Fund – Retail Class, Adviser Class, and Institutional Class. The following table illustrates the specifics of the reorganization:

Aggressive Net Assets	Shares Issued to Shareholders of Aggressive	Dynamic Net Assets	Combined Net Assets	Tax Status of Transfer
$19,497,321(1)	1,805,537	$167,927,507	$187,424,828	Non-taxable

(1)	Includes net unrealized appreciation on investments in the amounts of $570,739.

For financial reporting purposes, assets received and shares issued by Dynamic were recorded at fair value; however, the cost basis of the investments received from Aggressive was carried forward to align ongoing reporting of Dynamic’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Page 114	2019 Semiannual Report | June 30, 2019

Assuming the reorganization had been completed on January 1, 2018, the beginning of the reporting period, the pro forma results of operations for the year ended December 31, 2018 would have been as follows:

Net investment income	$1,537,715
Net realized gain on investments	276,699
Change in net unrealized depreciation on investments	(18,423,949)
Net decrease in net assets resulting from operations	$(16,609,535)

Because Dynamic has been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of Aggressive and Dynamic Funds that have been included in Dynamic’s Statements of Operations since November 30, 2018.

Other. The Funds record security transactions on the trade date. Gains and losses realized from the sale of securities are determined on the specific identification basis. Dividend income and dividend expenses are recognized on the ex-dividend date and interest income (including amortization of premium and accretion of discount) is recognized as earned. Short-term capital gain distributions from underlying funds are classified as dividend income for financial reporting purposes. Long-term capital gains distributions are separately stated. Discounts and premiums are amortized using the effective yield over the lives of the respective securities. Distributions received from partnerships are recorded as return of capital distributions. Withholding taxes on foreign dividends, if applicable, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Distributions received from the Funds’ investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

3.    Securities Valuations

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (including publicly traded partnerships, real estate investment trusts, American depositary receipts, exchange traded funds, and common stock). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation and are categorized in level 1 of the fair value hierarchy.

Investments in registered open-end investment companies, including money market funds, are valued at the daily redemption net asset value as reported by the underlying fund and are categorized in level 1 of the fair value hierarchy.

Short-term notes (including bank obligations, commercial paper, corporate obligations, repurchase agreements, U.S. government agency obligations, and floating rate demand notes). Short-term notes held in the Funds, except Prime Money Market, maturing more than sixty days after the valuation date, are valued at the last sales price as of the close of business on the day of valuation, or, lacking any sales, at the most recent

2019 Semiannual Report | June 30, 2019	Page 115

bid price or yield equivalent as obtained from dealers that make markets in such securities. When valued at last sales price, the securities will be categorized as level 1. When using bid prices or yield equivalents, they will be categorized as level 2. When such securities are valued within sixty days or less to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity and will be categorized as level 2.

All securities held in Prime Money Market, other than money market funds, are valued at amortized cost, which approximates fair value, and will be categorized as level 2.

Certificates of deposit. Except for Institutional Money Market, certificates of deposit are valued at acquisition cost, which approximates fair value, and will be categorized as level 2. For Institutional Money Market, certificates of deposit are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data, and will be categorized as level 2.

U.S. government obligations. U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. In either case, these securities will be categorized as level 2.

Restricted securities (equity and debt). Restricted securities for which quotations are not readily available are valued at fair value as determined by the Trustees. Depending on the relative significance of valuation inputs, these instruments may be classified in either level 2 or level 3 of the fair value hierarchy.

Derivative instruments (futures contracts). Listed derivative instruments that are actively traded, including futures contracts, are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

For the six months ended June 30, 2019, the Funds did not hold any assets at any time in which significant unobservable inputs were used in determining fair value. Therefore, no reconciliation of level 3 securities is provided. Also, there were no transfers between level 1 and level 2 securities. The Funds recognize transfers between fair value hierarchy levels at the end of the reporting period. The following table summarizes the inputs used to value the Funds’ assets and liabilities measured at fair value as of June 30, 2019.

Muirfield – Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$486,678,135	$—	$—	$486,678,135
Money market registered investment companies	173,433,186	—	—	173,433,186
Bank obligations	—	739,457	—	739,457
Total	$660,111,321	$739,457	$—	$660,850,778
Trustee deferred compensation***	$209,857	$—	$—	$209,857
Futures contracts**	$1,613,066	$—	$—	$1,613,066

Spectrum - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks - Long*	$194,502,786	$—	$—	$194,502,786
Money market registered investment companies	5,963,655	—	—	5,963,655
Total - Long investments	$200,466,441	$—	$—	$200,466,441
Common stocks - Short*	$(69,273,555)	$—	$—	$(69,273,555)
Trustee deferred compensation***	$24,226	$—	$—	$24,226
Futures contracts**	$1,021,146	$—	$—	$1,021,146

Global - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$23,958,574	$—	$—	$23,958,574
Registered investment companies	8,730,990	—	—	8,730,990
Money market registered investment companies	21,500,067	—	—	21,500,067
Bank obligations	—	739,457	—	739,457
U.S. government obligations	—	915,333	—	915,333
Total	$54,189,631	$1,654,790	$—	$55,844,421
Trustee deferred compensation***	$91,856	$—	$—	$91,856
Futures contracts**	$368,409	$—	$—	$368,409

Page 116	2019 Semiannual Report | June 30, 2019

Balanced - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$193,833,579	$—	$—	$193,833,579
Registered investment companies	104,770,101	—	—	104,770,101
Money market registered investment companies	77,239,834	—	—	77,239,834
Bank obligations	—	739,457	—	739,457
U.S. government obligations	—	17,762,936	—	17,762,936
Total	$375,843,514	$18,502,393	$—	$394,345,907
Trustee deferred compensation***	$136,768	$—	$—	$136,768
Futures contracts**	$827,461	$—	$—	$827,461

Moderate - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$58,499,398	$—	$—	$58,499,398
Registered investment companies	77,763,567	—	—	77,763,567
Money market registered investment companies	27,815,437	—	—	27,815,437
Bank obligations	—	246,495	—	246,495
U.S. government obligations	—	13,184,383	—	13,184,383
Total	$164,078,402	$13,430,878	$—	$177,509,280
Trustee deferred compensation***	$14,744	$—	$—	$14,744
Futures contracts**	$339,860	$—	$—	$339,860

Conservative - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$28,566,264	$—	$—	$28,566,264
Registered investment companies	86,046,968	—	—	86,046,968
Money market registered investment companies	11,799,761	—	—	11,799,761
U.S. government obligations	—	14,539,182	—	14,539,182
Total	$126,412,993	$14,539,182	$—	$140,952,175
Trustee deferred compensation***	$56,187	$—	$—	$56,187
Futures contracts**	$142,055	$—	$—	$142,055

Dynamic - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$134,863,352	$—	$—	$134,863,352
Registered investment companies	11,419,708	—	—	11,419,708
Money market registered investment companies	45,874,530	—	—	45,874,530
Bank obligations	—	739,457	—	739,457
Total	$192,157,590	$739,457	$—	$192,897,047
Trustee deferred compensation***	$180,938	$—	$—	$180,938
Futures contracts**	$747,111	$—	$—	$747,111

Quantex - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$67,283,795	$—	$—	$67,283,795
Money market registered investment companies	1,374,060	—	—	1,374,060
Bank obligations	—	719,176	—	719,176
Total	$68,657,855	$719,176	$—	$69,377,031
Trustee deferred compensation***	$53,571	$—	$—	$53,571
Futures contracts**	$36,337	$—	$—	$36,337

2019 Semiannual Report | June 30, 2019	Page 117

Bond - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Registered investment companies	$56,481,633	$—	$—	$56,481,633
Money market registered investment companies	2,154,464	—	—	2,154,464
U.S. government obligations	—	10,148,440	—	10,148,440
Total	$58,636,097	$10,148,440	$—	$68,784,537
Trustee deferred compensation***	$59,444	$—	$—	$59,444

Prime Money Market - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Bank obligations	$—	$492,962	$—	$492,962
Certificates of deposit	—	6,751,078	—	6,751,078
Commercial paper	—	9,743,861	—	9,743,861
Corporate obligations	—	5,587,244	—	5,587,244
Repurchase agreements	—	6,500,000	—	6,500,000
U.S. government and agency obligations	—	998,627	—	998,627
Money market registered investment companies	3,205,499	—	—	3,205,499
Total	$3,205,499	$30,073,772	$—	$33,279,271
Trustee deferred compensation***	$35,633	$—	$—	$35,633

Institutional Prime Money Market - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Bank obligations	$—	$492,962	$—	$492,962
Certificates of deposit	—	78,842,645	—	78,842,645
Commercial paper	—	120,944,510	—	120,944,510
Corporate obligations	—	88,444,165	—	88,444,165
Repurchase agreements	—	100,000,000	—	100,000,000
U.S. government and agency obligations	—	17,467,738	—	17,467,738
Money market registered investment companies	21,363,017	—	—	21,363,017
Total	$21,363,017	$406,192,020	$—	$427,555,037
Trustee deferred compensation***	$2,530	$—	$—	$2,530

*	See schedules of investments for industry classifications.
**	Futures contracts include unrealized gain/loss on contracts open at June 30, 2019.
***	A corresponding liability exists that is marked to market and is considered Level 1 in the fair value hierarchy.

4.    Investment Transactions

For the six months ended June 30, 2019, the cost of purchases and proceeds from sales or maturities of long-term investments for the Funds, excluding U.S. Government investments and short positions, were as follows:

	Purchases	Sales
Muirfield	$521,087,827	$484,154,261
Spectrum	70,728,323	64,807,223
Global	28,480,529	30,519,583
Balanced	269,923,603	256,229,779
Moderate	106,480,828	104,999,847
Conservative	79,305,978	80,481,728
Dynamic	181,323,661	185,511,289
Quantex	40,577,459	32,264,147
Bond	19,729,893	22,288,116

Page 118	2019 Semiannual Report | June 30, 2019

For the six months ended June 30, 2019, the cost of purchases and proceeds from sales or maturities of long-term U.S. Government investments for the Funds are as follows:

	Purchases	Sales
Global	$659,116	$237,657
Balanced	13,039,496	3,583,581
Moderate	9,946,928	2,810,668
Conservative	10,715,669	3,025,098
Bond	5,453,367	3,363,885

5.    Investment Advisory Fees and Other Transactions with Affiliates and Non-Affiliates

Meeder Asset Management, Inc. (“MAM”), a wholly-owned subsidiary of Meeder Investment Management, Inc. (“Meeder”), provides the Funds with investment management, research, statistical and advisory services pursuant to the terms of an Investment Advisory Agreement. The services of MAM will terminate automatically if assigned and may be terminated without penalty at any time upon 60 days prior written notice by majority vote of the Fund, by the Trustees of the Fund, or by MAM. For such services the Funds pay a fee at the following annual rates:

	Percentage of Average Daily Net Assets up to $50 Million	Percentage of Average Daily Net Assets Exceeding $50 Million up to $100 Million	Percentage of Average Daily Net Assets Exceeding $100 Million up to $200 Million	Percentage of Average Daily Net Assets Exceeding $200 Million
Muirfield	1.00%	0.75%	0.60%	0.60%
Spectrum	0.75%	0.75%	0.75%	0.60%
Global	0.75%	0.75%	0.75%	0.60%
Balanced	0.75%	0.75%	0.75%	0.60%
Moderate	0.60%	0.60%	0.60%	0.60%
Conservative	0.50%	0.50%	0.50%	0.50%
Dynamic	0.75%	0.75%	0.75%	0.60%
Quantex	0.75%	0.75%	0.60%	0.60%
Bond	0.40%	0.40%	0.20%	0.20%
Prime Money Market	0.40%	0.40%	0.25%	0.25%
Institutional Prime Money Market	0.40%	0.40%	0.25%	0.25%

Fee Waivers & Expense Limitation Agreements. MAM has contractually agreed to reduce its advisory fees or limit total annual ordinary fund operating expenses for certain Funds pursuant to written agreements that may only be amended or terminated with the approval of the board. The sums waived or reimbursed under these agreements are not subject to recoupment.

For the period January 1, 2019 through April 29, 2019, MAM contractually agreed to reimburse management fees or other fund expenses for Spectrum sufficient to limit total annual ordinary fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary items) as a percentage of daily assets to 2.06% for the Retail Class, 1.91% for the Adviser Class and 1.72% for the Institutional Class. There were no such reimbursements made during the six months ended June 30, 2019.

For the period January 1, 2019 through April 29, 2019, MAM contractually agreed to reimburse management fees or other fund expenses for Moderate sufficient to limit total annual ordinary fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary items) as a percentage of daily assets to 1.42% for the Retail Class, 1.22% for the Adviser Class and 1.02% for the Institutional Class. There were no such reimbursements made during the six months ended June 30, 2019.

For the period January 1, 2019 through April 29, 2019, MAM contractually agreed to reimburse management fees or other fund expenses for Conservative sufficient to limit total annual ordinary fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary items) as a percentage of daily assets to 1.32% for the Retail Class, 1.12% for the Adviser Class and 0.92% for the Institutional Class. There were no such reimbursements made during the six months ended June 30, 2019.

MAM contractually agreed to reduce its investment advisory fee by 0.10% for Dynamic for average daily net assets up to $200 million. During the six months ended June 30, 2019, $95,098 of investment advisory fees were waived in Dynamic.

MAM contractually agreed to reduce its investment advisory fee by 0.11% for Bond for average daily net assets up to $100 million. During the six months ended June 30, 2019, $36,864 of investment advisory fees were waived in Bond.

2019 Semiannual Report | June 30, 2019	Page 119

Mutual Funds Service Co. (“MFSCo”), a wholly-owned subsidiary of Meeder, serves as stock transfer, dividend disbursing and shareholder services agent for each Fund. In compensation for such services, each Fund pays MFSCo an annual fee equal to the greater of the following:

	Minimum Fee	Percentage of Average Daily Net Assets
Muirfield	$4,000	0.12%
Spectrum	4,000	0.12%
Global	4,000	0.12%
Balanced	4,000	0.12%
Moderate	4,000	0.12%
Conservative	4,000	0.12%
Dynamic	4,000	0.12%
Quantex	4,000	0.12%
Bond	4,000	0.08%
Prime Money Market	4,000	0.08%
Institutional Prime Money Market	4,000	0.08%

For fixed income Funds (Bond, Prime Money Market, and Institutional Prime Money Market) that are subject to an expense cap and which are above the expense cap, the basis point fee is reduced by 0.02%. Management may voluntarily waive fees for any Fund. During the six months ended June 30, 2019, MFSCo waived the following transfer agent fees:

	Voluntary Transfer Agent Fees Reimbursements	Impact of Voluntary Transfer Agent Fees Reimbursements to Average Net Assets
Prime Money Market	$3,641	0.02%
Institutional Prime Money Market	46,794	0.02%

MFSCo provides the Trust with certain administrative services. In compensation for such services, each Fund pays MFSCo at the following annual rates:

	Percentage of Average Daily Net Assets up to $50 Million	Percentage of Average Daily Net Assets Exceeding $50 Million
Muirfield	0.10%	0.08%
Spectrum	0.10%	0.08%
Global	0.10%	0.08%
Balanced	0.10%	0.08%
Moderate	0.10%	0.08%
Conservative	0.10%	0.08%
Dynamic	0.10%	0.08%
Quantex	0.10%	0.08%
Bond	0.10%	0.08%
Prime Money Market	0.10%	0.08%
Institutional Prime Money Market	0.10%	0.08%

Page 120	2019 Semiannual Report | June 30, 2019

MFSCo serves as accounting services agent for each Fund. In compensation for such services, each Fund pays MFSCo an annual fee equal to the greater of a minimum fee or at a rate based on the percentage of average daily net assets. The annual rates are as follows:

	Minimum Fee	Percentage of Average Daily Net Assets up to $10 Million	Percentage of Average Daily Net Assets Exceeding $10 Million up to $30 Million	Percentage of Average Daily Net Assets Exceeding $30 Million up to $80 Million	Percentage of Average Daily Net Assets Exceeding $80 Million
Muirfield	$7,500	0.15%	0.10%	0.02%	0.01%
Spectrum	7,500	0.15%	0.10%	0.02%	0.01%
Global	7,500	0.15%	0.10%	0.02%	0.01%
Balanced	7,500	0.15%	0.10%	0.02%	0.01%
Moderate	7,500	0.15%	0.10%	0.02%	0.01%
Conservative	7,500	0.15%	0.10%	0.02%	0.01%
Dynamic	7,500	0.15%	0.10%	0.02%	0.01%
Quantex	7,500	0.15%	0.10%	0.02%	0.01%
Bond	7,500	0.15%	0.10%	0.02%	0.01%
Prime Money Market	30,000	0.15%	0.10%	0.02%	0.01%
Institutional Prime Money Market	30,000	0.15%	0.10%	0.02%	0.01%

For the six months ended June 30, 2019, MAM and MFSCo agreed to voluntarily waive and/or reimburse investment advisory fees and/or transfer agent fees, respectively. The cumulative amounts voluntarily waived and/or reimbursed and the impact to the net expense ratio (excluding brokerage fees and commissions, taxes, interest, and extraordinary or non-recurring expenses) for each Fund are as follows:

	Voluntary Expense Reimbursements	Impact of Voluntary Waivers to Average Net Assets
Prime Money Market	$97,288	0.53%
Institutional Prime Money Market	867,593	0.37%

2019 Semiannual Report | June 30, 2019	Page 121

Certain Funds have entered into securities lending arrangements with Huntington National Bank (“HNB”). Under the terms of the agreement, HNB is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, under normal market conditions, the Funds receive cash collateral in the amount of at least 102% of the value of securities loaned. The cash collateral is invested in short term instruments as noted in the Schedules of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received. After predetermined rebates to brokers, a percentage of the net securities lending revenue is credited to the Funds to be used as an offset against charges incurred by the Funds. HNB is paid a fee for administering the securities lending program for the Funds, equal to the remaining percentage of the net securities lending revenues generated under the agreement. As of June 30, 2019, Muirfield, Spectrum, and Quantex had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in each Fund’s Schedule of Investments. For the six months ended June 30, 2019, income earned through securities lending arrangements was as follows:

Amount Received to Reduce Gross Expenses
Muirfield	$5,175
Spectrum	636
Global	7,326
Balanced	50,863
Moderate	37,904
Conservative	42,968
Dynamic	19,495
Quantex	4,309

The Funds have adopted a written plan pursuant to Rule 12b-1 of the 1940 Act that allows the Funds to pay fees for the sale and distribution of Fund shares and for services provided to Fund shareholders. 12b-1 fees are paid by the Funds to financial intermediaries, securities brokers, investment advisers, and other persons, including affiliates of MAM. The annual adopted 12b-1 plan maximum limitations, along with 12b-1 plan expense payments made to the Funds’ affiliated distributor for the six months ended June 30, 2019, are as follows:

	Maximum Annual 12b-1 Plan Expense as a Percentage of Average Daily Net Assets	Maximum Annual 12b-1 Plan Expense as a Percentage of Average Daily Net Assets - Retail Class	Maximum Annual 12b-1 Plan Expense as a Percentage of Average Daily Net Assets - Adviser Class	Maximum Annual 12b-1 Plan Expense as a Percentage of Average Daily Net Assets - Institutional Class	12b-1 Plan Expense Payments Made to Affiliates
Muirfield	N/A	0.20%	N/A	N/A	$14,989
Spectrum	N/A	0.25%	N/A	N/A	N/A
Global	N/A	0.25%	N/A	N/A	N/A
Balanced	N/A	0.25%	N/A	N/A	N/A
Moderate	N/A	0.25%	N/A	N/A	N/A
Conservative	N/A	0.25%	N/A	N/A	N/A
Dynamic	N/A	0.25%	N/A	N/A	1,793
Quantex	N/A	0.20%	N/A	N/A	8,607
Bond	N/A	0.25%	N/A	N/A	N/A
Prime Money Market	0.20%	N/A	N/A	N/A	N/A
Institutional Prime Money Market	0.20%	N/A	N/A	N/A	N/A

Page 122	2019 Semiannual Report | June 30, 2019

The Funds (other than the Money Market Funds) have adopted a shareholder services plan that allows the Funds to pay financial intermediaries and other persons, including “platforms,” for providing shareholder and administrative services to Fund shareholders and maintaining shareholder accounts. The annual adopted shareholder services plan maximum limitations for the six months ended June 30, 2019 are as follows:

	Maximum Annual Shareholder Services Plan Expense as a Percentage of Average Daily Net Assets - Retail Class	Maximum Annual Shareholder Services Plan Expense as a Percentage of Average Daily Net Assets - Adviser Class	Maximum Annual Shareholder Services Plan Expense as a Percentage of Average Daily Net Assets - Institutional Class
Muirfield	0.20%	0.25%	0.10%
Spectrum	0.20%	0.25%	0.10%
Global	0.20%	0.25%	0.10%
Balanced	0.20%	0.25%	0.10%
Moderate	0.20%	0.25%	0.10%
Conservative	0.20%	0.25%	0.10%
Dynamic	0.20%	0.25%	0.10%
Quantex	0.20%	0.25%	0.10%
Bond	0.20%	0.25%	0.10%

The Funds have adopted a Deferred Compensation Plan (the “Plan”) for the independent Trustees. Under the Plan, each eligible Trustee is permitted to defer all or a portion of the trustees fees payable by any of the Funds as an investment into any combination of Funds until a specified point of time. The investment into the Funds is recorded as an asset however an offsetting liability is also recorded for the deferred payment. Amounts deferred under the Plan may be distributed in a lump sum or generally equal annual installments over a period of up to ten (10) years to the eligible Trustee(s). The Funds may terminate this Plan at any time.

Certain trustees and officers of the Funds are also officers or directors of Meeder, MAM, and MFSCo.

During the six months ended June 30, 2019, several of the Funds invested in the Institutional Prime Money Market Fund, an affiliate, as described in Section 2(a)(3) of the Investment Company Act of 1940. The purchases/sales amounts in the following table are presented on a gross basis, while the statement of changes in net assets shows subscriptions and redemptions into and out of the Fund on a net basis. The Funds’ investments in the Institutional Prime Money Market Fund, which had a 7-day yield of 2.45% on June 30, 2019, were as follows:

	12/31/18 Fair Value	Purchases	Sales	Realized Gains	6/30/19 Cost	Change in Unrealized	Income	6/30/19 Fair Value
Muirfield	$203,128,346	$49,070,226	$(78,850,161)	$6,875	$173,357,763	$70,750	$2,581,934	$173,426,036
Spectrum	10,509,243	20,555,037	(25,139,618)	1,756	5,926,418	1,640	139,832	5,928,058
Global	23,572,809	5,503,003	(7,584,668)	836	21,491,168	8,087	272,668	21,500,067
Balanced	77,420,634	38,590,566	(38,802,526)	1,490	77,208,290	29,670	1,002,668	77,239,834
Moderate	29,907,471	16,464,519	(18,567,946)	992	27,803,282	10,401	368,090	27,815,437
Conservative	13,762,782	15,847,379	(17,815,452)	418	11,794,901	4,634	166,768	11,799,761
Dynamic	38,098,890	19,051,118	(11,291,588)	47	45,857,758	16,063	508,119	45,874,530
Quantex	9,650,794	8,045,348	(16,968,637)	255	727,760	181	18,967	727,941
Bond	2,871,730	6,937,375	(7,655,559)	396	2,153,635	522	28,804	2,154,464

2019 Semiannual Report | June 30, 2019	Page 123

6.    Federal Tax Information

The following information is computed on a tax basis for each item as of December 31, 2018:

	Tax Cost of Portfolio Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Muirfield	$605,588,561	$22,246,883	$(33,497,237)	$(11,250,354)
Spectrum	107,932,925	20,721,930	(16,416,886)	4,305,044
Global	58,721,526	1,497,061	(1,994,889)	(497,828)
Balanced	348,257,843	9,615,800	(16,209,699)	(6,593,899)
Moderate	164,431,099	2,138,691	(6,700,075)	(4,561,384)
Conservative	132,072,070	213,074	(4,103,510)	(3,890,436)
Dynamic	173,145,762	6,766,446	(9,090,761)	(2,324,315)
Quantex	61,214,598	7,208,733	(4,166,775)	3,041,958
Bond	68,122,743	9,447	(1,100,345)	(1,090,898)
Prime Money Market	40,863,683	—	—	—
Institutional Prime Money Market	472,023,169	6,312	(60,953)	(54,641)

The tax characteristics of dividends paid by the Funds during the year ended December 31, 2018 were as follows:

	Ordinary Income	Net Short-Term Capital Gains	Net Long-Term Capital Gains	Total Dividends Paid*
Muirfield	$4,158,041	$1,999,996	$3,470,512	$9,628,549
Spectrum	525,534	—	2,147,422	2,672,956
Global	547,173	252,504	2,206,115	3,005,792
Balanced	3,879,662	1,729,689	81,230	5,690,581
Moderate	2,437,338	3,777,218	1,204,467	7,419,023
Conservative	2,595,679	—	2,210,813	4,806,492
Dynamic	1,272,412	536,466	616,039	2,424,917
Quantex	68,853	—	—	68,853
Bond	1,575,699	—	—	1,575,699
Prime Money Market	552,567	—	—	552,567
Institutional Prime Money Market	6,751,720	—	—	6,751,720

The tax characteristics of dividends paid by the Funds during the year ended December 31, 2017 were as follows:

	Ordinary Income	Net Short Term Capital Gains	Net Long Term Capital Gains	Total Dividends Paid*
Muirfield	$2,259,367	$29,232,859	$3,732,513	$35,224,739
Spectrum	198	3,646,436	5,562,130	9,208,764
Global	453,751	—	828,928	1,282,679
Balanced	2,145,554	11,374,967	—	13,520,521
Moderate	382,921	1,907,148	205,355	2,495,424
Conservative	336,521	—	—	336,521
Dynamic	928,733	8,074,316	1,393,140	10,396,189
Quantex	233,961	2,013,070	542,617	2,789,648
Bond	5,420,405	—	—	5,420,405
Prime Money Market	243,527	—	—	243,527
Institutional Prime Money Market	1,977,385	—	—	1,977,385

Page 124	2019 Semiannual Report | June 30, 2019

As of December 31, 2018, the components of distributable earnings/(accumulated deficit) on a tax basis for the Funds were as follows:

	Undistributed Ordinary Income	Undistributed Capital Gain	Accumulated Capital and Other Gains and (Losses)	Unrealized Appreciation/ (Depreciation)**	Total Distributable Earnings/ (Accumulated Deficit)
Muirfield	$—	$15,318,351	$(182,327)	$(11,250,354)	$3,885,670
Spectrum	137,162	1,931,973	(30,647)	4,305,044	6,343,532
Global	279,432	614,315	(82,548)	(497,828)	313,371
Balanced	487,926	2,818,368	(120,263)	(6,593,899)	(3,407,868)
Moderate	86,224	—	(1,158,504)	(4,561,384)	(5,633,664)
Conservative	150,700	—	(2,646,172)	(3,890,436)	(6,385,908)
Dynamic	—	—	(3,774,424)	(2,324,315)	(6,098,739)
Quantex	83,104	—	(322,852)	3,041,958	2,802,210
Bond	16,262	—	(12,192,386)	(1,090,898)	(13,267,022)
Institutional Prime Money Market	2,198	—	(5,420)	(54,641)	(57,863)

*

Total dividends paid may differ from the amount reported in the Statements of Changes in Net Assets because for tax purposes dividends are recognized when actually paid. Short-term capital gains distributions are taxed as ordinary income.

**

The differences between book- and tax-basis unrealized appreciation/(depreciation) are attributable primarily to: wash sales and the realization for tax purposes of unrealized gains/(losses) on certain derivative instruments.

For federal income tax purposes, the following Funds have capital loss carryforwards as of December 31, 2018, which are not subject to expiration and are available to offset future capital gains, if any. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders:

	Short-Term Capital Loss Carryforward	Long-Term Capital Loss Carryforward	Capital Loss Carryforward Utilized
Moderate	$1,146,931	$—	$—
Conservative	2,597,623	—	—
Quantex	—	—	897,624
Bond	9,229,984	2,906,185	—
Institutional Prime Money Market	1,821	1,504	—

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As presented in the table below, the following Funds elected to defer capital losses for the fiscal year ended December 31, 2018:

	Short-Term Post- October Loss Deferral	Long-Term Post- October Loss Deferral	Total Late Year Loss Deferral
Dynamic	$3,335,151	$279,928	$3,615,079
Quantex	23,904	251,058	274,962

7.    Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of June 30, 2019, beneficial owners that held more than 25% of the voting securities of the Funds and may be deemed to control the Funds are as follows:

Fund	Beneficial Owner	Percent of Voting Securities
Institutional Prime Money Market	Meeder Muirfield Fund	41%

8.    Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2019 Semiannual Report | June 30, 2019	Page 125

9.    Recent Accounting Pronouncement

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and disclosures.

10.    Subsequent Events

Management evaluated subsequent events through the date these financial statements were issued and concluded no subsequent events required recognition or disclosure in these financial statements.

11. Portfolio Disclosure

The Trust files a complete schedule of portfolio holdings for the first and third quarters of each fiscal year on Form N-PORT. In addition, Prime Money Market Fund and Institutional Prime Money Market Fund file their complete schedules of portfolio holdings with the SEC each month on Form N-MFP. Forms N-PORT and N-MFP are available on the SEC’s website at www.sec.gov. Information regarding Fund holdings is also available at www.meederinvestment.com.

12. Proxy Voting

The investment adviser is responsible for exercising the voting rights associated with the securities purchased or held by the Funds. A description of the policies and procedures that the adviser uses in fulfilling this responsibility and information regarding how those proxies were voted during the most recent 12-month period ending June 30 are available, without charge, by calling 1-800-325-3539 or on the SEC’s website at www.sec.gov.

Page 126	2019 Semiannual Report | June 30, 2019

Shareholder Expense Analysis (unaudited)

Shareholders of mutual funds pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1 fees) and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the six-month period from January 1, 2019 to June 30, 2019.

ACTUAL EXPENSES: You may use actual account values and actual expenses, along with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g.: an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES: Hypothetical account values and hypothetical expenses are based on the Funds’ actual expense ratios and assume rates of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

		Beginning Account Value (12/31/18)	Ending Account Value (6/30/19)	Expenses Paid During Period[1] (12/31/18 - 6/30/19)	Expense Ratio[2] (Annualized)
Muirfield Fund - Retail Class	Actual	$1,000.00	$1,053.10	$6.67	1.31%
	Hypothetical	1,000.00	1,018.30	6.56	1.31%
Spectrum Fund - Retail Class	Actual	1,000.00	1,053.30	8.25	1.62%
	Hypothetical	1,000.00	1,016.76	8.10	1.62%
Global Allocation Fund - Retail Class	Actual	1,000.00	1,057.80	8.62	1.69%
	Hypothetical	1,000.00	1,016.41	8.45	1.69%
Balanced Fund - Retail Class	Actual	1,000.00	1,059.60	7.20	1.41%
	Hypothetical	1,000.00	1,017.80	7.05	1.41%
Moderate Allocation Fund - Retail Class	Actual	1,000.00	1,061.00	7.05	1.38%
	Hypothetical	1,000.00	1,017.95	6.90	1.38%
Conservative Allocation Fund - Retail Class	Actual	1,000.00	1,065.30	6.50	1.27%
	Hypothetical	1,000.00	1,018.50	6.36	1.27%
Dynamic Allocation Fund - Retail Class	Actual	1,000.00	1,146.10	7.56	1.42%
	Hypothetical	1,000.00	1,017.75	7.10	1.42%
Quantex Fund - Retail Class	Actual	1,000.00	1,111.10	8.22	1.57%
	Hypothetical	1,000.00	1,017.01	7.85	1.57%
Total Return Bond Fund - Retail Class	Actual	1,000.00	1,056.20	5.86	1.15%
	Hypothetical	1,000.00	1,019.09	5.76	1.15%
Prime Money Market Fund	Actual	1,000.00	1,011.10	1.94	0.39%
	Hypothetical	1,000.00	1,022.86	1.96	0.39%
Institutional Prime Money Market Fund	Actual	1,000.00	1,012.80	0.60	0.12%
	Hypothetical	1,000.00	1,024.20	0.60	0.12%
Muirfield Fund - Adviser Class	Actual	1,000.00	1,054.90	5.91	1.16%
	Hypothetical	1,000.00	1,019.04	5.81	1.16%
Spectrum Fund - Adviser Class	Actual	1,000.00	1,053.00	7.23	1.42%
	Hypothetical	1,000.00	1,017.75	7.10	1.42%
Global Allocation Fund - Adviser Class	Actual	1,000.00	1,058.60	7.61	1.49%
	Hypothetical	1,000.00	1,017.41	7.45	1.49%
Balanced Fund - Adviser Class	Actual	1,000.00	1,060.10	6.18	1.21%
	Hypothetical	1,000.00	1,018.79	6.06	1.21%

2019 Semiannual Report | June 30, 2019	Page 127

		Beginning Account Value (12/31/18)	Ending Account Value (6/30/19)	Expenses Paid During Period[1] (12/31/18 - 6/30/19)	Expense Ratio[2] (Annualized)
Moderate Allocation Fund - Adviser Class	Actual	$1,000.00	$1,062.80	$6.04	1.18%
	Hypothetical	1,000.00	1,018.94	5.91	1.18%
Conservative Allocation Fund - Adviser Class	Actual	1,000.00	1,065.90	5.69	1.11%
	Hypothetical	1,000.00	1,019.29	5.56	1.11%
Dynamic Allocation Fund - Adviser Class	Actual	1,000.00	1,147.70	6.50	1.22%
	Hypothetical	1,000.00	1,018.74	6.11	1.22%
Quantex Fund - Adviser Class	Actual	1,000.00	1,111.80	7.59	1.45%
	Hypothetical	1,000.00	1,017.60	7.25	1.45%
Total Return Bond Fund - Adviser Class	Actual	1,000.00	1,058.00	4.85	0.95%
	Hypothetical	1,000.00	1,020.08	4.76	0.95%
Muirfield Fund - Institutional Class	Actual	1,000.00	1,054.10	4.94	0.97%
	Hypothetical	1,000.00	1,019.98	4.86	0.97%
Spectrum Fund - Institutional Class	Actual	1,000.00	1,054.70	6.32	1.24%
	Hypothetical	1,000.00	1,018.65	6.21	1.24%
Global Allocation Fund - Institutional Class	Actual	1,000.00	1,060.60	6.34	1.24%
	Hypothetical	1,000.00	1,018.65	6.21	1.24%
Balanced Fund - Institutional Class	Actual	1,000.00	1,061.00	5.26	1.03%
	Hypothetical	1,000.00	1,019.69	5.16	1.03%
Moderate Allocation Fund - Institutional Class	Actual	1,000.00	1,062.60	5.11	1.00%
	Hypothetical	1,000.00	1,019.84	5.01	1.00%
Conservative Allocation Fund - Institutional Class	Actual	1,000.00	1,066.70	4.71	0.92%
	Hypothetical	1,000.00	1,020.23	4.61	0.92%
Dynamic Allocation Fund - Institutional Class	Actual	1,000.00	1,147.70	5.27	0.99%
	Hypothetical	1,000.00	1,019.89	4.96	0.99%
Quantex Fund - Institutional Class	Actual	1,000.00	1,113.00	6.34	1.21%
	Hypothetical	1,000.00	1,018.79	6.06	1.21%
Total Return Bond Fund - Institutional Class	Actual	1,000.00	1,059.00	3.83	0.75%
	Hypothetical	1,000.00	1,021.08	3.76	0.75%

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any transactional costs were included, your costs would have been higher.

[1]	Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period by 181/365 (to reflect the total number of days in the six-month period).
[2]	Does not include the effects of acquired fund fees and expenses. May be influenced by the timing of reimbursements made to the Fund.

Page 128	2019 Semiannual Report | June 30, 2019

Privacy Policy

Meeder Investment Management and the Meeder Funds are committed to maintaining the financial privacy of our current, former and prospective customers. This policy explains how we protect the security and confidentiality of our customer’s information.

PERSONAL INFORMATION WE COLLECT

We may collect information about Meeder customers from a variety of sources, including:

●	Information provided by you or your representative on applications or forms, such as your name, address, date of birth, social security number and investment objectives;

●	Information about the transactions in your account, such as your account balance and transaction history; and

●	Information we obtain from third parties regarding you, to verify your identity or transfer your account.

INFORMATION WE SHARE WITH OUR AFFILIATES

Our affiliates are financial service providers that offer transfer agency, customer accounting, customer servicing, investment advisory, and other financial services. We share information with our affiliates to service your account. In addition, we may also share information with our affiliates to alert you to other products or services offered by Meeder to the extent provided by law. Information collected from customers whose accounts are opened through investment professionals is not shared with Meeder affiliates for marketing purposes.

INFORMATION WE SHARE WITH THIRD PARTIES

On occasion, we share information we collect about you with unaffiliated third parties to perform services in connection with your account, such as processing transactions, preparing and mailing account statements, and other forms of customer servicing. Information provided to third parties may not be used for any other purpose and Meeder does not permit unaffiliated third parties to use customer information to market their products or services.

HOW WE PROTECT INFORMATION ABOUT YOU

We maintain policies, and require all unaffiliated third parties to maintain policies, to safeguard customer information. We restrict access to nonpublic personal information about you to those persons who need to know that information in order to provide products and services to you. We also maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information.

WHO THIS POLICY APPLIES TO

This policy applies to customers who open relationships directly with Meeder. It applies to Meeder Funds and Meeder’s affiliated companies, including Meeder Asset Management, Meeder Advisory Services, Meeder Public Funds, Adviser Dealer Services and Mutual Funds Service Company.

QUESTIONS

Contact us at 800-325-3539 or visit us online at www.meederinvestment.com

2019 Semiannual Report | June 30, 2019	Page 129

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Manager and Investment Adviser

Meeder Asset Management, Inc.
6125 Memorial Drive
P.O. Box 7177
Dublin, Ohio 43017

Board of Trustees

Stuart M. Allen
Anthony V. D’Angelo
Robert S. Meeder, Jr.
Jeffrey R. Provence

Custodian

The Huntington National Bank
Columbus, Ohio 43215

Transfer Agent & Dividend Disbursing Agent

Mutual Funds Service Co.
6125 Memorial Drive
Dublin, Ohio 43017

Distributor

Adviser Dealer Services, Inc.
6125 Memorial Drive
Dublin, Ohio 43017

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, Ohio 44115

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function. There were no amendments made to, or waivers granted from, the code of ethics during the fiscal year.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Trust has determined that Jeffrey R. Provence is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Provence is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2019	2018
Audit Fees	$123,400	$128,500
Audit-Related Fees	300	300
Tax Fees	38,500	54,500
All Other Fees	1,971	2,200

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements, including, but not limited to, mileage, lodging, and meals. Tax fees include amounts related to tax compliance, tax planning, and tax advice, including the review and preparation of the Funds’ income tax returns, the review and preparation of the Funds’ excise tax returns, the review of supporting schedules and documentation provided by management, the review and recalculation of the Funds’ estimated distribution calculations, and the review of wash sales for reasonableness. All other fees include amounts related to the registrant’s annual filing of Form N1A.

(e)(1) A purpose of the Audit Committee is to approve the engagement of the registrant’s independent auditors (i) to render audit and non-audit services for the registrant in accordance with Rule 2-01(c)(7)(i) of Regulation S-X, subject to the waiver provisions set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X, and (ii) to render non-audit services for the registrant’s investment advisors (other than a sub-advisor whose role is primarily portfolio management and is subcontracted or overseen by another investment advisor) and any other entity controlling by, or under common control with the investment advisor that provides ongoing services to the registrant, in each case under (ii) if the engagement relates directly to the operations and financial reporting of the registrant, in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X, subject to waiver provisions set forth in Rule 2-01(c)(7)(ii) of Regulation S-X.

(e)(2) 0% of services included in (b) – (d) above were approved pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant were $27,540 and $69,450 respectively.

(h) The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Items 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant's disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant's disclosure controls and procedures allow timely preparation and review of the information for the registrant's Form N-CSR and the officer certifications of such Form N-CSR.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith as EX-99.CODE ETH.

(a)(2) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR270.30a-2(a)). Filed herewith as EX-99.CERT.

(b) Certifications of principal executive officer and principal financial officer, under Section 906 of the Sarbanes-Oxley Act of 2002, and 18 U.S.C. ss.1350. Filed herewith as EX-99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meeder Funds

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	September 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	September 5, 2019

By:	/s/ Robert S. Meeder, Jr.
Robert S. Meeder, Jr., President

Date:	September 5, 2019